                           VARIABLE ANNUITY ACCOUNT B

                     ING LIFE INSURANCE AND ANNUITY COMPANY

                          SUPPLEMENT DATED MAY 1, 2003
      TO THE PROSPECTUS AND CONTRACT PROSPECTUS SUMMARY DATED MAY 1, 2003

 GROUP VARIABLE ANNUITY CONTRACTS FOR EMPLOYER-SPONSORED DEFERRED COMPENSATION
                                     PLANS
  PRODUCERS' DEFERRED COMPENSATION PLAN AND PRODUCERS' INCENTIVE SAVINGS PLAN

This supplement relates to the Producers' Deferred Compensation Plan and the Producers' Incentive Savings Plan (the "Plans") for career agents and certain brokers of Aetna Life Insurance Company and ING Life Insurance and Annuity Company. The Plans have met the criteria allowing for the reduction or elimination of certain charges under the contract. The Company will not deduct a maintenance fee or an early withdrawal charge under the contract. See "Fees."

XCS.75996-03AB                                                          May 2003

                            PROSPECTUS - MAY 1, 2003
--------------------------------------------------------------------------------

THE CONTRACTS. The contracts described in this prospectus are group deferred variable annuity contracts issued by ING Life Insurance and Annuity Company (the Company). They are intended to be used as funding vehicles for certain types of retirement plans, including those that qualify for beneficial tax treatment, and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code). The contracts were formerly sold as both group contracts and employer-owned individual contracts.

WHY READING THIS PROSPECTUS IS IMPORTANT. Before you participate in the contract through a retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.
 TABLE OF CONTENTS . . . PAGE 3

INVESTMENT OPTIONS. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

THE FUNDS
AIM V.I. Capital Appreciation Fund (Series I)
AIM V.I. Core Equity Fund (Series I)
AIM V.I. Growth Fund (Series I)
AIM V.I. Premier Equity Fund (Series I)
Calvert Social Balanced Portfolio
Fidelity-Registered Trademark- VIP Contrafund-Registered Trademark- Portfolio (Initial Class)
Fidelity-Registered Trademark- VIP Equity-Income Portfolio (Initial Class) Fidelity-Registered Trademark- VIP Growth Portfolio (Initial Class) Fidelity-Registered Trademark- VIP Overseas Portfolio (Initial Class)
Franklin Small Cap Value Securities Fund (Class 2)
ING Alger Aggressive Growth Portfolio (Service Class)
ING Alger Growth Portfolio (Service Class)
ING American Century Small Cap Value Portfolio (Service Class)
ING Baron Small Cap Growth Portfolio (Service Class)
ING DSI Enhanced Index Portfolio (Service Class)
ING Goldman Sachs-Registered Trademark- Capital Growth Portfolio (Service Class)(1)
ING JPMorgan Fleming International Portfolio (formerly ING Scudder International Growth Portfolio) (Initial Class)
ING JPMorgan Mid Cap Value Portfolio (Service Class)
ING MFS Capital Opportunities Portfolio (Initial Class)
ING MFS Global Growth Portfolio (Service Class)
ING MFS Research Equity Portfolio (formerly ING MFS Research Portfolio) (Initial Class)
THE FUNDS (CONTINUED)
ING MFS Total Return Portfolio (Service Shares)
ING OpCap Balanced Value Portfolio (Service Class)
ING PIMCO Total Return Portfolio (Service Class)
ING Salomon Brothers Aggressive Growth Portfolio (formerly ING MFS Emerging Equities Portfolio) (Initial Class)
ING Salomon Brothers Fundamental Value Portfolio (formerly ING Salomon Brothers Capital Portfolio) (Service Class)
ING Salomon Brothers Investors Value Portfolio (Service Class)
ING T. Rowe Price Equity Income Portfolio (Service Shares)
ING T. Rowe Price Growth Equity Portfolio (Initial Class)
ING UBS Tactical Asset Allocation Portfolio (Service Class)
ING Van Kampen Comstock Portfolio (Service Class)
ING VP Balanced Portfolio, Inc. (Class R)
ING VP Bond Portfolio (Class R)
ING VP Growth and Income Portfolio (Class R)
ING VP Growth Opportunities Portfolio (Class R)
ING VP Growth Portfolio (Class R)
ING VP Index Plus LargeCap Portfolio (Class R)
ING VP Index Plus MidCap Portfolio (Class R)
ING VP Index Plus SmallCap Portfolio (Class R)
ING VP International Equity Portfolio (Class R)
ING VP International Value Portfolio (Class R)
ING VP MagnaCap Portfolio (Class R)
ING VP MidCap Opportunities Portfolio (Class R)
THE FUNDS (CONTINUED)
ING VP Money Market Portfolio (Class R)
ING VP Natural Resources Trust(2)
ING VP Small Company Portfolio (Class R)
ING VP SmallCap Opportunities Portfolio (Class R)
ING VP Strategic Allocation Balanced Portfolio (formerly ING VP Crossroads Portfolio) (Class R)
ING VP Strategic Allocation Growth Portfolio (formerly ING VP Ascent Portfolio) (Class R)
ING VP Strategic Allocation Income Portfolio (formerly ING VP Legacy Portfolio) (Class R)
ING VP Technology Portfolio (Class R)
ING VP Value Opportunity Portfolio (Class R)
Janus Aspen Balanced Portfolio (Institutional Shares)
Janus Aspen Flexible Income Portfolio (Institutional Shares)
Janus Aspen Growth Portfolio (Institutional Shares)
Janus Aspen Mid Cap Growth Portfolio (formerly Janus Aspen Aggressive Growth Portfolio) (Institutional Shares)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)
Lord Abbett Growth and Income Portfolio (Class VC)
Lord Abbett Mid-Cap Value Portfolio (Class VC)
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA
Pioneer Equity Income VCT Portfolio (Class I)
Pioneer Fund VCT Portfolio (Class I)
Pioneer Mid Cap Value VCT Portfolio (Class I)

------------------------------
(1) Goldman Sachs-Registered Trademark- is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.
(2) Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments.

--------------------------------------------------------------------------------

                                     [SIDE NOTE]
                                    [END SIDE NOTE]

                                    VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. You do not invest directly in or hold shares of the funds. Each subaccount invests in one of the mutual funds (funds) listed on the previous page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund.

                                    RISKS ASSOCIATED WITH INVESTING IN THE
                                    FUNDS. Information about the risks of
                                    investing in the funds is located in the "Investment Option" section of this prospectus at page 12, in Appendix IV to this prospectus, "Fund Descriptions" and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

                                    GETTING ADDITIONAL INFORMATION. You may
                                    obtain the May 1, 2003, Statement of
                                    Additional Information (SAI) by indicating your request on your enrollment materials or calling the Company at 1-800-262-3862. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission's (SEC) web site, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-942-8090 or 1-800-SEC-0330, e-mailing
                                    publicinfo@sec.gov or by writing to SEC
                                    Public Reference Room, 450 Fifth Street,
                                    N.W., Washington, D.C. 20549. The SAI table of contents is listed on page 41 of this prospectus. The SAI is incorporated into this prospectus by reference.

                                    ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds and the Guaranteed Accumulation Account. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

                                    FIXED INTEREST OPTIONS.

                                    -- Guaranteed Accumulation Account
                                    -- Fixed Plus Account
                                    -- Fixed Account

                                    Except as specifically mentioned, this
                                    prospectus describes only the variable
                                    investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.

                               TABLE OF CONTENTS

  CONTRACT OVERVIEW...............................      4
  Questions: Contacting the Company (sidebar)
  Sending Forms and Written Requests in Good Order
  (sidebar)
  Who's Who
  The Contract and Your Retirement Plan
  Contract Rights
  Contract Facts
  CONTRACT PHASES: THE ACCUMULATION PHASE, THE
  INCOME PHASE....................................      6
FEE TABLE.........................................      7
CONDENSED FINANCIAL INFORMATION...................     12
INVESTMENT OPTIONS................................     12
TRANSFERS.........................................     14
CONTRACT PURCHASE AND PARTICIPATION...............     15
CONTRACT OWNERSHIP AND RIGHTS.....................     17
RIGHT TO CANCEL...................................     17
FEES..............................................     18
YOUR ACCOUNT VALUE................................     22
WITHDRAWALS.......................................     25
SYSTEMATIC DISTRIBUTION OPTIONS...................     26
DEATH BENEFIT.....................................     27
THE INCOME PHASE..................................     28
TAXATION..........................................     32
OTHER TOPICS......................................     36
The Company - Variable Annuity Account B - Performance
Reporting - Voting Rights - Contract Distribution -
Contract Modification - Legal Matters and Proceedings -
Payment Delay or Suspension - Transfer of Ownership;
Assignment - Intent to Confirm Quarterly

CONTENTS OF THE STATEMENT OF ADDITIONAL
INFORMATION.......................................     41
APPENDIX I - GUARANTEED ACCUMULATION ACCOUNT......     42
APPENDIX II - FIXED ACCOUNT.......................     44
APPENDIX III - FIXED PLUS ACCOUNT.................     45
APPENDIX IV - FUND DESCRIPTIONS...................     47
APPENDIX V - CONDENSED FINANCIAL INFORMATION......     60

[SIDE NOTE]
QUESTIONS: CONTACTING THE COMPANY. Contact your local representative or write or call our Home Office:
ING
USFS Customer Service
Defined Contribution
Administration, TS21
151 Farmington Avenue
Hartford, CT 06156-1277
1-800-262-3862
SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER.
If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in "good order." Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.
We can only act upon written requests that are received in good order.
[END SIDE NOTE]


CONTRACT OVERVIEW
----------------------------------------------

The following is intended as a summary. Please read each section of this prospectus for additional information.

                                   WHO'S WHO
-------------------------------------------------------------------

YOU (THE PARTICIPANT): The individual participating in a retirement plan, where the plan uses the contract as a funding option.

PLAN SPONSOR: The sponsor of your retirement plan. Generally, your employer.

CONTRACT HOLDER: The person or entity to whom we issue the contract. Generally, the plan sponsor.

WE (THE COMPANY): ING Life Insurance and Annuity Company. We issue the contract.

For greater detail, please review "Contract Ownership and Rights" and "Contract Purchase and Participation".

                     THE CONTRACT AND YOUR RETIREMENT PLAN
-------------------------------------------------------------------

RETIREMENT PLAN (PLAN): A plan sponsor has established a retirement plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan, so the terms and the conditions of the contract and the plan may differ.

PLAN TYPE. We refer to plans in this prospectus as 457 plans or non-section 457 plans. For a description of each. See "Taxation--Your Retirement Plan".

USE OF AN ANNUITY CONTRACT IN YOUR PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn (or otherwise made available to your or a beneficiary). However, in the case of a deferred compensation arrangement (such as 457 plans or non-section 457 plans), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the arrangement itself. However, annuities do provide other features and benefits (such as guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See "Contract Purchase and Participation."

                                CONTRACT RIGHTS
-------------------------------------------------------------------

The contract holder holds all rights under the contract, but may permit you to exercise those rights through the plan.

FOR EXAMPLE: The contract may permit the contract holder to select investment options for your account dollars. The plan may permit you to exercise that right. For greater detail see "Contract Ownership and Rights".

                                 CONTRACT FACTS
-------------------------------------------------------------------

FREE LOOK/RIGHT TO CANCEL: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). See "Right To Cancel".

DEATH BENEFIT: A beneficiary may receive a benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See "Death Benefit" and "The Income Phase".

WITHDRAWALS: During the accumulation phase, the contract holder may, on your behalf and subject to the limits in the contract, withdraw all or a part of your account value. Certain fees and taxes may apply. See "Withdrawals" and "Taxation".

SYSTEMATIC DISTRIBUTION OPTIONS: If available under your contract, the contract holder may elect on your behalf for you to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options".

FEES: Certain fees are deducted from your account value. See "Fee Table" and "Fees".

TAXATION: You will not generally pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn (or otherwise made available to you or a beneficiary).


Amounts you receive as a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See "Taxation".

                                CONTRACT PHASES
-------------------------------------------------------------------

I. ACCUMULATION PHASE (accumulating retirement benefits)

STEP 1: You or the contract holder provide the Company with your completed enrollment materials. The contract holder directs us to set up an account for you.

STEP 2: The contract holder, or you if permitted by your plan, directs us to invest your account dollars in any of the:
(a)  Fixed Interest Options; and/or
(b) Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account B. Each one invests in a specific mutual fund.)

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

                                Payments to Your Account

                                         Step 1
                         ING Life Insurance and Annuity Company

         (a)                             Step 2                            (b)
    Fixed Interest                        VARIABLE ANNUITY ACCOUNT B
       Options
                                         Variable Investment Options

                                               THE SUBACCOUNTS
                                A                     B                    ETC.

                                                    Step 3
                          Mutual Fund A         Mutual Fund B

II. THE INCOME PHASE (receiving retirement benefits)

The contract offers several payment options. See "The Income Phase". In general, you may:

-- Receive income phase payments over a lifetime or for a specified period;

-- Receive income phase payments monthly, quarterly, semi-annually or annually;

-- Select an option that provides a death benefit to beneficiaries; and

-- Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

[SIDE NOTE]
IN THIS SECTION:
-- Maximum Contract Holder Transaction Expenses;
-- Annual Maintenance Fee;
-- Maximum Separate Account Annual Expenses;
-- Total Annual Fund Operating Expenses;
-- Fund Expense Table; and
-- Hypothetical Examples.
ALSO SEE THE "FEES" SECTION FOR:
-- Early Withdrawal Charge Schedules;
-- How, When and Why Fees are Deducted;
-- Reduction, Waiver and/or Elimination of Certain Fees;
-- Premium and Other Taxes; and
-- Charges for ING GET Fund.
SEE "THE INCOME PHASE" FOR:
-- Fees during the income phase.
[END SIDE NOTE]


FEE TABLE
----------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND WITHDRAWING FROM YOUR CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, WITHDRAW FROM THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED. SEE "THE INCOME PHASE" FOR FEES THAT MAY APPLY AFTER YOU BEGIN RECEIVING PAYMENTS UNDER THE CONTRACT.

MAXIMUM CONTRACT HOLDER TRANSACTION EXPENSES

EARLY WITHDRAWAL CHARGE(1) (as a percentage of amount withdrawn)..............5%

(1) This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the "Fees" section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. These fees may be waived, reduced or eliminated in certain circumstances. See the "Fees" section.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL MAINTENANCE FEE

INSTALLMENT PURCHASE PAYMENT ACCOUNTS.............  $20.00(2)

SINGLE PURCHASE PAYMENT ACCOUNTS..................  $0.00

MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

MORTALITY AND EXPENSE RISK CHARGE.................  1.25%(2)

ADMINISTRATIVE EXPENSE CHARGE.....................  0.25%(3)
                                                    ----

TOTAL SEPARATE ACCOUNT EXPENSES...................  1.50%
                                                    ====

------------------------

(2) These charges may be waived, reduced or eliminated in certain circumstances. See "Fees."
(3)  We only impose this charge under some contracts. See "Fees."

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE MINIMUM AND MAXIMUM EXPENSES LISTED BELOW ARE BASED ON EXPENSES FOR THE FUNDS' MOST RECENT FISCAL YEAR ENDS WITHOUT TAKING INTO ACCOUNT ANY FEE WAIVER OR EXPENSE REIMBURSEMENT ARRANGEMENTS THAT MAY APPLY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                          Minimum  Maximum
                                          -------  -------
TOTAL ANNUAL FUND OPERATING EXPENSES*
(expenses that are deducted from fund
assets, including management fees,
distribution (12b-1) and/or service
fees, and other expenses)...............  0.34%    1.65%

*After taking into account any fee waiver or expense reimbursement arrangements, the minimum and maximum total fund operating expenses would be 0.34% and 1.64%, respectively, neither of which are subject to any fee waiver or expense reimbursement arrangements.

FEES DEDUCTED BY THE FUNDS

USING THIS INFORMATION. The following table shows the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the "Fees" section of this prospectus, and the fund prospectus for additional information.

HOW FEES ARE DEDUCTED. Fund fees are not deducted from account values. Instead, fees are deducted from the value of fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. The fees and expense information shown in the following table was provided by the Funds. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2002.

                                   FUND EXPENSE TABLE(1)
                                                            TOTAL
                                                           ANNUAL     FEES AND   NET ANNUAL
                           MANAGEMENT                       FUND      EXPENSES      FUND
                           (ADVISORY)   12B-1    OTHER    OPERATING  WAIVED OR   OPERATING
FUND NAME                     FEES       FEE    EXPENSES  EXPENSES   REIMBURSED   EXPENSES
---------                  ----------  -------  --------  ---------  ----------  ----------
AIM V.I. Capital
  Appreciation Fund
  (Series I)                   0.61%      --      0.24%      0.85%         --        0.85%
AIM V.I. Core Equity Fund
  (Series I)                   0.61%      --      0.17%      0.78%         --        0.78%
AIM V.I. Growth Fund
  (Series I)                   0.63%      --      0.28%      0.91%         --        0.91%
AIM V.I. Premier Equity
  Fund (Series I)              0.61%      --      0.24%      0.85%         --        0.85%
Calvert Social Balanced
  Portfolio(2)                 0.70%      --      0.21%      0.91%         --        0.91%
Fidelity-Registered
  Trademark- VIP
  Contrafund-Registered
  Trademark- Portfolio
  (Initial Class)              0.58%      --      0.10%      0.68%         --        0.68%
Fidelity-Registered
  Trademark- VIP
  Equity-Income Portfolio
  (Initial Class)              0.48%      --      0.09%      0.57%         --        0.57%
Fidelity-Registered
  Trademark- VIP Growth
  Portfolio (Initial
  Class)                       0.58%      --      0.09%      0.67%         --        0.67%
Fidelity-Registered
  Trademark- VIP Overseas
  Portfolio (Initial
  Class)                       0.73%      --      0.17%      0.90%         --        0.90%
Franklin Small Cap Value
  Securities Fund
  (Class 2)(3)                 0.59%    0.25%     0.20%      1.04%       0.03%       1.01%
ING Alger Aggressive
  Growth Portfolio
  (Service Class)(4)           0.85%      --      0.45%      1.30%         --        1.30%
ING Alger Growth
  Portfolio (Service
  Class)(4)                    0.80%      --      0.45%      1.25%         --        1.25%
ING American Century
  Small Cap Value
  Portfolio (Service
  Class)(5)(6)                 1.00%      --      0.65%      1.65%       0.10%       1.55%
ING Baron Small Cap
  Growth Portfolio
  (Service Class)(5)(6)        0.85%      --      0.65%      1.50%       0.05%       1.45%
ING DSI Enhanced Index
  Portfolio (Service
  Class)(4)                    0.60%      --      0.45%      1.05%         --        1.05%
ING Goldman
  Sachs-Registered
  Trademark- Capital
  Growth Portfolio
  (Service Class)(4)           0.85%      --      0.45%      1.30%         --        1.30%
ING JPMorgan Fleming
  International Portfolio
  (Initial Class)              0.80%      --      0.20%      1.00%         --        1.00%
ING JPMorgan Mid Cap
  Value Portfolio
  (Service Class)(5)           0.75%      --      0.60%      1.35%         --        1.35%
ING MFS Capital
  Opportunities Portfolio
  (Initial Class)              0.65%      --      0.25%      0.90%         --        0.90%
ING MFS Global Growth
  Portfolio (Service
  Class)(5)                    0.60%      --      0.85%      1.45%         --        1.45%
ING MFS Research Equity
  Portfolio (Initial
  Class)                       0.70%      --      0.15%      0.85%         --        0.85%
ING MFS Total Return
  Portfolio (Service
  Shares) (7)(8)(9)            0.64%      --      0.27%      0.91%       0.00%       0.91%
ING OpCap Balanced Value
  Portfolio (Service
  Class)(4)                    0.80%      --      0.45%      1.25%         --        1.25%
ING PIMCO Total Return
  Portfolio (Service
  Class)(5)                    0.50%      --      0.60%      1.10%         --        1.10%
ING Salomon Brothers
  Aggressive Growth
  Portfolio (Initial
  Class)                       0.69%      --      0.13%      0.82%         --        0.82%
ING Salomon Brothers
  Fundamental Value
  Portfolio (Service
  Class)(4)                    0.90%      --      0.45%      1.35%         --        1.35%
ING Salomon Brothers
  Investors Value
  Portfolio (Service
  Class)(4)                    0.80%      --      0.45%      1.25%         --        1.25%
ING T. Rowe Price Equity
  Income Portfolio
  (Service Shares)
  (7)(8)(10)                   0.69%      --      0.26%      0.95%       0.00%       0.95%
ING T. Rowe Price Growth
  Equity Portfolio
  (Initial Class)              0.60%      --      0.15%      0.75%         --        0.75%
ING UBS Tactical Asset
  Allocation Portfolio
  (Service Class)(4)           0.90%      --      0.45%      1.35%         --        1.35%
ING Van Kampen Comstock
  Portfolio (Service
  Class)(5)                    0.60%      --      0.60%      1.20%         --        1.20%

                                   FUND EXPENSE TABLE(1)
                                                            TOTAL
                                                           ANNUAL     FEES AND   NET ANNUAL
                           MANAGEMENT                       FUND      EXPENSES      FUND
                           (ADVISORY)   12B-1    OTHER    OPERATING  WAIVED OR   OPERATING
FUND NAME                     FEES       FEE    EXPENSES  EXPENSES   REIMBURSED   EXPENSES
---------                  ----------  -------  --------  ---------  ----------  ----------
ING VP Balanced
  Portfolio, Inc.
  (Class R)(11)                0.50%      --      0.10%      0.60%         --        0.60%
ING VP Bond Portfolio
  (Class R)(11)                0.40%      --      0.09%      0.49%         --        0.49%
ING VP Growth and Income
  Portfolio
  (Class R)(11)                0.50%      --      0.09%      0.59%         --        0.59%
ING VP Growth
  Opportunities Portfolio
  (Class R)(12)(13)            0.75%      --      0.59%      1.34%       0.44%       0.90%
ING VP Growth Portfolio
  (Class R)(11)                0.60%      --      0.12%      0.72%         --        0.72%
ING VP Index Plus
  LargeCap Portfolio
  (Class R)(11)                0.35%      --      0.10%      0.45%         --        0.45%
ING VP Index Plus MidCap
  Portfolio
  (Class R)(11)                0.40%      --      0.13%      0.53%         --        0.53%
ING VP Index Plus
  SmallCap Portfolio
  (Class R)(11)(13)            0.40%      --      0.23%      0.63%       0.03%       0.60%
ING VP International
  Equity Portfolio
  (Class R)(11)(13)            0.85%      --      0.61%      1.46%       0.31%       1.15%
ING VP International
  Value Portfolio
  (Class R)(12)(13)            1.00%      --      0.58%      1.58%       0.58%       1.00%
ING VP MagnaCap Portfolio
  (Class R)(12)(13)            0.75%      --      0.45%      1.20%       0.30%       0.90%
ING VP MidCap
  Opportunities Portfolio
  (Class R)(12)(13)            0.75%      --      0.78%      1.53%       0.63%       0.90%
ING VP Money Market
  Portfolio
  (Class R)(11)                0.25%      --      0.09%      0.34%         --        0.34%
ING VP Natural Resources
  Trust(12)                    1.00%      --      0.64%      1.64%         --        1.64%
ING VP Small Company
  Portfolio
  (Class R)(11)                0.75%      --      0.12%      0.87%         --        0.87%
ING VP SmallCap
  Opportunities Portfolio
  (Class R)(12)(13)            0.75%      --      0.48%      1.23%       0.33%       0.90%
ING VP Strategic
  Allocation Balanced
  Portfolio
  (Class R)(11)(13)            0.60%      --      0.17%      0.77%       0.07%       0.70%
ING VP Strategic
  Allocation Growth
  Portfolio
  (Class R)(11)(13)            0.60%      --      0.17%      0.77%       0.02%       0.75%
ING VP Strategic
  Allocation Income
  Portfolio
  (Class R)(11)(13)            0.60%      --      0.17%      0.77%       0.12%       0.65%
ING VP Technology
  Portfolio
  (Class R)(11)                0.95%      --      0.17%      1.12%         --        1.12%
ING VP Value Opportunity
  Portfolio
  (Class R)(11)                0.60%      --      0.12%      0.72%         --        0.72%
Janus Aspen Balanced
  Portfolio
  (Institutional
  Shares)(14)                  0.65%      --      0.02%      0.67%         --        0.67%
Janus Aspen Flexible
  Income Portfolio
  (Institutional
  Shares)(14)                  0.61%      --      0.05%      0.66%         --        0.66%
Janus Aspen Growth
  Portfolio
  (Institutional
  Shares)(14)                  0.65%      --      0.02%      0.67%         --        0.67%
Janus Aspen Mid Cap
  Growth Portfolio
  (Institutional
  Shares)(14)                  0.65%      --      0.02%      0.67%         --        0.67%
Janus Aspen Worldwide
  Growth Portfolio
  (Institutional
  Shares)(14)                  0.65%      --      0.05%      0.70%         --        0.70%
Lord Abbett Growth and
  Income Portfolio
  (Class VC)(15)               0.50%      --      0.46%      0.96%         --        0.96%
Lord Abbett Mid-Cap Value
  Portfolio
  (Class VC)(16)               0.75%      --      0.40%      1.15%       0.00%       1.15%
Oppenheimer Global
  Securities Fund/VA           0.65%      --      0.02%      0.67%         --        0.67%
Oppenheimer Strategic
  Bond Fund/VA(17)             0.74%      --      0.05%      0.79%       0.01%       0.78%
Pioneer Equity Income VCT
  Portfolio (Class I)          0.65%      --      0.15%      0.80%         --        0.80%
Pioneer Fund VCT
  Portfolio (Class I)          0.65%      --      0.15%      0.80%         --        0.80%
Pioneer Mid Cap Value VCT
  Portfolio (Class I)          0.65%      --      0.15%      0.80%         --        0.80%

FOOTNOTES TO "FUND EXPENSE TABLE"

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees--Fund Expenses" for additional information.
(2) "Management (Advisory) Fees" include the subadvisory fees paid by the Advisor (Calvert Asset Management Company, Inc.) and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.

(3) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus. The Fund's manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.
(4) "Other Expenses" shown in the above table include a Shareholder Services fee of 0.25%.
(5) The fees and expenses shown in the above table are based on estimated expenses for the current fiscal year. "Other Expenses" include a Shareholder Services fee of 0.25%.
(6) The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for the ING American Century Small Cap Value Portfolio and the ING Baron Small Cap Growth Portfolio so that the "Total Annual Fund Operating Expenses" for these Portfolios shall not exceed 1.55% and 1.45%, respectively, through April 30, 2004.
(7) The estimated operating expenses for shares of each Portfolio are shown as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.
(8) The Management Agreement between the Trust and its Manager, Directed Services, Inc. ("Manager"), provides for a "bundled fee" arrangement, under which the Manager provides, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of the Manager, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.
(9) Directed Services, Inc. ("DSI") has voluntarily agreed to waive a portion of its management fee for the MFS Total Return Portfolio. Including this waiver, the "Net Annual Fund Operating Expenses" for the Portfolio for the year ended December 31, 2002, would have been 0.90%. In addition, a portion of the brokerage commissions that the ING MFS Total Return Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction and the MFS management fee waiver, the "Net Annual Fund Operating Expenses" for the Portfolio for the year ended December 31, 2002 would have been 0.89%. These arrangements may be discontinued at any time.
(10) A portion of the brokerage commissions that the ING T. Rowe Price Equity Income Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction the "Net Annual Fund Operating Expenses" for the Portfolio for the year ended December 31, 2002 would have been 0.93%. This arrangement may be discontinued at any time.
(11) Effective March 1, 2002, ING Investments, LLC, the investment adviser to each Portfolio, entered into written expense limitation agreements with each Portfolio (except Balanced, Bond, Growth and Income, and Money Market) under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by the investment adviser within three years. For each Portfolio, the expense limits will continue through at least December 31, 2003. The expense limitation agreements are contractual. The amounts of each Portfolio's expenses waived or reimbursed during the last fiscal year are shown under "Fees and Expenses Waived or Reimbursed" in the table above.
(12) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets. This amount is included in "Other Expenses" in the table above. ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Portfolios' expenses waived or reimbursed during the last fiscal year by the Portfolio's investment adviser is shown under the heading "Fees and Expenses Waived or Reimbursed." The expense limits will continue through at least
     December 31, 2003.
(13) This table shows the estimated operating expenses for each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Portfolio's adviser has agreed for each Portfolio.
(14) All expenses are shown without the effect of any expense offset arrangements.
(15) "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" for the Lord Abbett Series Fund Growth and Income Portfolio have been restated based on estimates for the current fiscal year.
(16) "Other Expenses," "Total Annual Fund Operating Expenses," "Fees and Expenses Waived or Reimbursed" and "Net Annual Fund Operating Expenses" for the Lord Abbett Series Fund Mid-Cap Value Portfolio have been restated based on estimates for the current fiscal year. For the year 2003, Lord Abbett & Co. LLC has contractually agreed to reimburse a portion of the Mid-Cap Value Portfolio's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets.
(17) Waivers/reimbursements are voluntary and may be terminated at any time.

HYPOTHETICAL EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT HOLDER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES.

Example 1: The following Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the MAXIMUM fees and expenses of any of the funds as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) IF YOU WITHDRAW YOUR ENTIRE ACCOUNT VALUE AT THE END OF THE APPLICABLE TIME PERIOD*:

1 YEAR  3 YEARS  5 YEARS  10 YEARS
------  -------  -------  --------
 $829   $1,506   $2,208    $3,478

(B) IF YOU DO NOT WITHDRAW YOUR ENTIRE ACCOUNT VALUE OR IF YOU SELECT AN INCOME PHASE PAYMENT OPTION AT THE END OF THE APPLICABLE TIME PERIOD**:

1 YEAR  3 YEARS  5 YEARS  10 YEARS
------  -------  -------  --------
3$20..   $978    $1,661    $3,478

Example 2: The following Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the MINIMUM fees and expenses of any of the funds as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) IF YOU WITHDRAW YOUR ENTIRE ACCOUNT VALUE AT THE END OF THE APPLICABLE TIME PERIOD*:

1 YEAR  3 YEARS  5 YEARS  10 YEARS
------  -------  -------  --------
 $705   $1,134   $1,591    $2,183

(B) IF YOU DO NOT WITHDRAW YOUR ENTIRE ACCOUNT VALUE OR IF YOU SELECT AN INCOME PHASE PAYMENT OPTION AT THE END OF THE APPLICABLE TIME PERIOD**:

1 YEAR  3 YEARS  5 YEARS  10 YEARS
------  -------  -------  --------
1$89..   $586    $1,007    $2,183

--------------------------

* This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to Installment Purchase Payment Accounts. The Installment Purchase Payment Accounts schedule is listed in "Fees." Under that schedule, if only one $10,000 payment was made as described above, fewer than 5 purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.
** This example does not apply if during the income phase a nonlifetime payment option is elected with variable payments is selected and a lump-sum withdrawal is requested within 3 years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

CONDENSED FINANCIAL INFORMATION
----------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix V, we provide condensed financial information about the Variable Annuity Account B (the separate account) subaccounts available under the contracts. The tables show the value of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability.

INVESTMENT OPTIONS
----------------------------------------------

The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

-- FUND DESCRIPTIONS. We provide brief descriptions of the funds in Appendix IV. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Home Office at the address and telephone number listed in "Contract Overview-- Questions" or by accessing the SEC's web site or by contacting the SEC Public Reference Room.

FIXED INTEREST OPTIONS. For descriptions of the fixed interest options, see Appendices I, II, and III and the Guaranteed Accumulation Account prospectus.

 SELECTING INVESTMENT OPTIONS
 - CHOOSE OPTIONS APPROPRIATE FOR YOU. Your local representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your financial goals.
 - UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example: funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
 - BE INFORMED. Read this prospectus, the fund prospectus, fixed interest option appendices and the Guaranteed Accumulation Account prospectus.

LIMITS ON OPTION AVAILABILITY. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. We may add, withdraw or substitute investment options, subject to the conditions in the contract and regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

LIMITS ON NUMBER OF OPTIONS SELECTED. No more than 18 investment options may be selected for your account at any one time. Each subaccount, the Fixed Account, the Fixed Plus Account and each classification of the Guaranteed Accumulation Account selected counts as one option.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS. (MIXED AND SHARED FUNDING)

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

-- Mixed--bought for annuities and life insurance

-- Shared--bought by more than one company

POSSIBLE CONFLICTS OF INTEREST. With respect to the funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. With respect to the funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account B from participation in the funds which are involved in the conflict.

TRANSFERS
----------------------------------------------

TRANSFERS AMONG INVESTMENT OPTIONS. During the accumulation phase (and under some contracts, during the income phase) the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from fixed interest options are restricted as outlined in Appendices I, II and
III. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

VALUE OF TRANSFERRED DOLLARS. The value of amounts transferred into or out of the funds will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Home Office, or if you are participating in the dollar cost averaging program, after your scheduled transfer. The contracts may restrict how many transfers, if any, are allowed among options during the income phase.

TELEPHONE AND ELECTRONIC TRANSFERS: SECURITY MEASURES. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

LIMITS ON FREQUENT TRANSFERS. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders or participants. Such restrictions could include:

(1) Not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and
(2) Not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders or participants.

THE DOLLAR COST AVERAGING PROGRAM. If available under your plan, you may participate in our dollar cost averaging program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging is not permitted into the ING VP Natural Resources Trust subaccount. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview--Questions."

CONTRACT PURCHASE AND PARTICIPATION
----------------------------------------------

CONTRACTS AVAILABLE FOR PURCHASE. The contracts are designed for deferred compensation plans sponsored by an employer for its employees and/or independent contractors. The plans may be sponsored by:

(1) Non-governmental tax-exempt organizations for deferrals that are subject to Tax Code Section 457 (457 Plans);
(2) Tax-exempt organizations for deferrals not subject to Tax Code Section 457;
    or
(3) Taxable organizations.

The types of plans described in (2) and (3) above are referred to as non-
section 457 plans.

USE OF AN ANNUITY CONTRACT IN YOUR PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of tax-favored deferred compensation arrangements (such as 457 plans or non-section 457 plans), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the arrangement itself. However, annuities do provide other features and benefits (such as the guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative, taking into account the additional fees and expenses you may incur in an annuity.

PURCHASING THE CONTRACT.

(1) The contract holder submits the required forms and application to the Company.
(2) We approve the forms and issue a contract to the contract holder.

PARTICIPATING IN THE CONTRACT. To participate in the contract, complete an enrollment form and submit it to us. If your enrollment is accepted, we establish an account for you under the contract. The contract holder must determine your eligibility to participate in its plan, we are not responsible for such determination.

ACCEPTANCE OR REJECTION. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the ING VP Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.

METHODS OF PURCHASE PAYMENT. The following purchase payment methods are available:

-- Continuous payments over time into an installment purchase payment account.
   Payments to an installment purchase payment account must be at least $100 per month ($1,200 annually). No payment may be less than $25.

-- Lump-sum transfer from a previous plan into a single purchase payment account, in accordance with our procedures in effect at the time of purchase.

If you participate in a 457(b) plan, the Tax Code places limits on how much of your compensation may be deferred annually. See "Taxation" for further information.

ALLOCATION OF PURCHASE PAYMENTS. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically.

Allocations must be in whole percentages and there may be limitations on the number of investment options that can be selected at any one time. See "Investment Options" and "Transfers".

TRANSFER CREDITS. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

TAX CODE RESTRICTIONS. The Tax Code places some limitations on contributions to your account. See "Taxation".

FACTORS TO CONSIDER IN THE PURCHASE DECISION. The decision to purchase or participate in the contract should be discussed with your financial representative, making sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur. You should pay attention to the following issues, among others:

1. Long-Term Investment--This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan, or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2 (or otherwise able to withdraw amounts from your plan).

2. Investment Risk--The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3. Features and Fees--The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

4. Exchanges--If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

CONTRACT OWNERSHIP AND RIGHTS
----------------------------------------------

WHO OWNS THE CONTRACT? The contract holder. This is the person or entity to whom we issue the contract.

WHO OWNS MONEY ACCUMULATED UNDER THE CONTRACT? All dollars accumulated under the contracts, including contributions attributable to deferred compensation, are part of your employer's general assets and subject to the claims of its general creditors. The plan exclusively governs what benefits are available to you and those benefits are provided from your employer's general assets.

WHAT RIGHTS DO I HAVE UNDER THE CONTRACT? The contract holder, usually your employer, holds all rights under the contract. The contract holder's plan, which you participate in, may permit you to exercise some of those rights.

RIGHT TO CANCEL
----------------------------------------------

WHEN AND HOW TO CANCEL. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder's receipt of the contract.

REFUNDS TO CONTRACT HOLDERS. We will produce a refund to the contract holder not later than seven days after we receive the contract and the written notice of cancellation at our Home Office. The refund will equal amounts contributed to the contract plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge, nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

[SIDE NOTE]
TYPES OF FEES
There are three types of fees your account may incur:
-- Maximum Transaction Fees
   - Early Withdrawal Charge
   - Annual Maintenance Fee
-- Maximum Fees Deducted from the Subaccounts
   - Mortality and Expense Risk Charge
   - Administrative Expense Charge
-- Fund Expenses
-- Premium and Other Taxes
-- Charges for ING GET Fund
TERMS TO UNDERSTAND
IN SCHEDULES
-- Account Year--a 12-month period measured from the date we establish your account, or measured from any anniversary of that date.
-- Purchase Payment Period (for installment purchase payments)--the period of time it takes to complete the number of installment payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 purchase payments are made. If only 11 purchase payments are made, the payment period is not completed until the twelfth purchase payment is made. At any given time, the number of payment periods completed cannot exceed the number of account years completed, regardless of the number of payments made.
[END SIDE NOTE]

FEES
----------------------------------------------

The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the Fee Table for information on fees.

I. MAXIMUM TRANSACTION FEES

EARLY WITHDRAWAL CHARGE

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

PURPOSE. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

AMOUNT. This charge is a percentage of the amount withdrawn. The percentage is determined by the early withdrawal charge schedule that applies to your account. It will never be more than 8.5% of your total purchase payments to your account.

                       EARLY WITHDRAWAL CHARGE SCHEDULES

INSTALLMENT PURCHASE PAYMENT ACCOUNTS            SINGLE PURCHASE PAYMENT ACCOUNTS
Purchase Payment              Early Withdrawal     Account Years         Early Withdrawal
Periods Completed                  Charge            Completed                Charge
---------------------         -----------------  -----------------       -----------------
Fewer than 5                         5%          Fewer than 5                   5%
5 or more but fewer                              5 or more but
than 7                               4%          fewer than 6                   4%
7 or more but fewer                              6 or more but
than 9                               3%          fewer than 7                   3%
9 or more but fewer                              7 or more but
than 10                              2%          fewer than 8                   2%
                                                 8 or more but
10 or more                           0%          fewer than 9                   1%
                                                 9 or more                      0%

WAIVER. The early withdrawal charge is waived for portions of a withdrawal that are:

-- Used to provide payments to you during the income phase;

-- Paid because of your death before income phase payments begin;

-- Paid where your account value is $3,500 or less (or, if applicable, as otherwise allowed by the plan for lump-sum cashout without participant's consent) and no part of the account has been taken as a withdrawal or used to provide income phase payments within the prior 12 months (if the contract holder makes a full withdrawal from more than one of the accounts on your behalf, the value of those accounts will be added together to determine eligibility for the $3,500 exemption. This option is not available for contracts where we do not maintain participant accounts or for withdrawals of all accounts under one contract);

-- Taken because of the election of a systematic distribution option (if available under your contract), See "Systematic Distribution Options";

-- Taken when you are 59 1/2 or older, have an installment purchase payment account and have completed at least nine purchase payment periods;

-- Taken on or after the tenth anniversary of the effective date of the account;

-- For 457 plans only, withdrawn due to a hardship resulting from an unforeseeable emergency as defined by the Tax Code, and regulations thereunder; or

-- For contracts issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements, withdrawn due to your separation from service (as defined by the Internal Revenue Service prior to the enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001) with your current employer (not including a severance of employment due to a merger, liquidation, consolidation or other employer transaction).

REDUCTION, WAIVER OR ELIMINATION. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

-- The number of participants under the plan;

-- The expected level of assets or cash flow under the plan;

-- Our agent's involvement in sales activities;

-- Our sales-related expenses;

-- Distribution provisions under the plan;

-- The plan's purchase of one or more other variable annuity contracts from us and the features of those contracts;

-- The level of employer involvement in determining eligibility for distributions under the contract; and

-- Our assessment of financial risk to the Company relating to withdrawals.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations which have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

MAINTENANCE FEE

MAXIMUM AMOUNT. $20.00 (This fee only applies to installment purchase payment accounts.)

WHEN/HOW. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and, in some cases, at the time of full withdrawal. It is deducted on a pro rata basis from your account value invested in the subaccounts and the fixed interest options.

PURPOSE. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

REDUCTION, WAIVER OR ELIMINATION. When the plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

-- The size, type and nature of the group for which a contract is issued;

-- The anticipated level of administrative expenses such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide; and

-- The number of eligible participants and the program's participation rate.

We will not unfairly discriminate against any person if we reduce or eliminate the maintenance fee. We will make any reduction or elimination of this fee according to our own rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time.

II. MAXIMUM FEES DEDUCTED FROM THE SUBACCOUNTS

MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT. 1.25% annually of your account value invested in the subaccount.

WHEN/HOW. This fee is deducted daily from the subaccount. We do not deduct this from any fixed interest option. This fee is assessed during the accumulation phase and the income phase. See "The Income Phase--Fees Deducted."

PURPOSE. This fee compensates us for the mortality and expense risks we assume under the contracts.

-- The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contracts and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts.

-- The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

REDUCTION. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

-- The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals and available investment options, which in turn lowers administrative expenses);

-- The size of the prospective group, projected annual number of eligible participants and the program's participation rate, or the number of participants estimated to choose the contract;

-- The frequency, consistency and method of submitting payments;

-- The method and extent of onsite services we provide and the contract holder's involvement in services such as enrollment and ongoing participant services;

-- The contract holder's support and involvement in the communication, enrollment, participant education and other administrative services;

-- The projected frequency of distributions; and

-- The type and level of other factors that affect the overall administrative expense.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT. 0.25% annually of your account value invested in the subaccount.

WHEN/HOW. For all participants who became covered under a contract on or before November 5, 1984, we reserve the right to charge an administrative expense fee of up to 0.25% annually. This fee may be assessed during the accumulation phase and/or the income phase. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

The administrative expense charge is not imposed on all contracts:

-- We do not currently impose this charge under any contracts issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements.

-- For contracts not in the above category, beginning on April 4, 1997 we began to deduct this charge during the accumulation phase only for contracts effective before October 31, 1996 where the number of participants was less than 30 as of November 30, 1996 and the contract holder had chosen not to elect one of the Company's electronic standards for cash collection and application of participant contribution data. However, we do not impose the administrative expense charge for participants under those contracts who enrolled in a group contract or became covered under an individual contract before November 5, 1984.

-- We do not currently deduct an administrative expense charge during the accumulation phase for any contracts other than those described above.

-- We do not currently deduct an administrative expense charge during the income phase for any contracts.

PURPOSE. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The fee is not intended to exceed the average expected cost of administering the contracts. We do not expect to make a profit from this fee.

III. FUND EXPENSES

AMOUNT. Each fund determines its own advisory fee, service fees or 12b-1 fees (if applicable) and other expenses. Service fees and 12b-1 fees are generally deducted from fund assets in order to pay for the servicing or distribution of fund shares. If a fund has such fees, some or all of such fees may be remitted to the Company as compensation for distribution or shareholder services performed by the Company with respect to the use of the funds as investment options under the contracts. The Fund Expense Table in this prospectus identifies which funds have service fees or 12b-1 fees. In addition to any service fees or 12b-1 fees that the Company may receive from a fund or its affiliate, the Company also receives additional compensation from certain funds or their affiliates for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. As of December 31, 2002, the amount of such additional payments ranged up to 0.425% annually for affiliated funds, and 0.25% annually for unaffiliated funds, of the average net assets held in a fund by the Company. For a list of fund fees, see "Fee Table." The fees are described in more detail in each fund prospectus.

WHEN/HOW. Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares, which will in turn affect the daily value of each subaccount.

PURPOSE. These amounts help to pay the funds' investment advisor and operating expenses.

IV. PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

WHEN/HOW. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See "Taxation".

V. CHARGES FOR ING GET FUND

Various series of ING GET Fund may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. If a series is available, it will be described in a supplement to this prospectus at the time it is offered. The supplement will include fee table information about the option.

YOUR ACCOUNT VALUE
----------------------------------------------

During the accumulation phase, your account value at any given time equals:

-- Account dollars directed to the fixed interest options, including interest earnings to date; less

-- Deductions if any, from the fixed interest options (e.g., withdrawals, fees);
   plus

-- The current dollar value of amounts held in the subaccounts.

SUBACCOUNT ACCUMULATION UNITS. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations, equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

-- The net assets of the fund held by the subaccount as of the current valuation; minus

-- The net assets of the fund held by the subaccount at the preceding valuation;
   plus or minus

-- Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

-- The total value of the subaccount units at the preceding valuation; minus

-- A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted from investments in the separate account (such as guarantee charges for the ING GET Fund). See "Fees".

The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time), the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.

STEP 1: An Investor contributes $5,000.

STEP 2:

A. He directs us to invest $3,000 in Fund A. His dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).
B. He directs us to invest $2,000 in Fund B. His dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).

STEP 3: The separate account then purchases shares of the applicable funds at the current market value (net asset value or NAV).

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

                       $5,000 contribution

                              STEP 1
              ING Life Insurance and Annuity Company

                              STEP 2
                    Variable Annuity Account B
     Subaccount A          Subaccount B              Etc.
   300 accumulation      80 accumulation
        units                 units

                              STEP 3
        Fund A                Fund B

The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

[SIDE NOTE]
TAXES, FEES AND DEDUCTIONS
Amounts withdrawn may be subject to one or more of the following:
-- Early Withdrawal Charge. See "Fees--Early Withdrawal Charge"
-- Maintenance Fee. See "Fees--Maintenance Fee"
-- Market Value Adjustment. See "Appendix I"
-- Tax Penalty. See "Taxation"
-- Tax Withholding. See "Taxation"
To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call the Company at the number listed in "Contract Overview--Questions."
[END SIDE NOTE]

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms. Subsequent purchase payments or transfers directed to the subaccounts that we receive by the close of business of the New York Stock Exchange (Exchange) will purchase subaccount accumulation units at the AUV computed after the close of the Exchange on that day (normally at 4:00 p.m. Eastern Time). The value of subaccounts may vary day to day.

WITHDRAWALS
----------------------------------------------

MAKING A WITHDRAWAL. Subject to limitations on withdrawals from the Fixed Plus Account, the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value (on your behalf) at any time during the accumulation phase.

STEPS FOR MAKING A WITHDRAWAL. The contract holder, or you if permitted by the plan must:

-- Select the Withdrawal Amount;
   1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, plus the amount available for withdrawal from the Fixed Plus Account.
   2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge for amounts withdrawn from the subaccounts, the Guaranteed Accumulation Account or the Fixed Account, and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Accumulation Account. The amount available from the Fixed Plus Account may be limited.

      For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix III.

-- Select Investment Option (if this is not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value); and
-- Properly complete a disbursement form and submit it to our Home Office.

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

(1) as of the next valuation after we receive a request for withdrawal in good order at our Home Office, or

(2) on such later date as specified on the disbursement form.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, the payment will be sent not later than seven calendar days following our receipt of the disbursement form in good order.

[SIDE NOTE]
FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION
If available under your contract, a Systematic Distribution Option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply. [END SIDE NOTE]

SYSTEMATIC DISTRIBUTION OPTIONS
----------------------------------------------

AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what Systematic Distribution Options are available, check with the contract holder or the Company.

The Systematic Distribution Options currently available under the contract include the following:

-- SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of automatic partial withdrawals from your account based on the payment method selected. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the contract.

-- ECO--ESTATE CONSERVATION OPTION. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year.

   Under ECO, we calculate the minimum distribution amount required by law, generally at age 70 1/2, and pay you that amount once a year. ECO is available under 457 plans only.

-- OTHER SYSTEMATIC DISTRIBUTION OPTIONS. We may add additional Systematic
   Distribution Options from time to time. You may obtain additional information relating to any of the Systematic Distribution Options from your local representative or from our Home Office.

-- AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. The Company may discontinue the availability of one or all of the Systematic Distribution Options at any time, and/or change the terms of future elections.

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. Once a Systematic Distribution Option is elected, the contract holder may revoke it at any time by submitting a written request to our Home Office. Any revocation will apply only to the amount not yet paid. Once an option is revoked for an account, it may not be elected again, until the next calendar year, nor may any other Systematic Distribution Option be elected.

TAXATION. Taking a withdrawal through a Systematic Distribution Option or revocation of election of a Systematic Distribution Option may have tax consequences. If you are concerned about tax implications consult a tax adviser before one of these options is elected.

[SIDE NOTE]
DURING THE INCOME PHASE.
This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase". [END SIDE NOTE]

DEATH BENEFIT
----------------------------------------------

The contract provides a death benefit in the event of your death, which is payable to the contract holder (usually your employer). The contract holder may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).
DURING THE ACCUMULATION PHASE
PAYMENT PROCESS.

1. Following your death, the contract holder (on behalf of your plan beneficiary) must provide the Company with proof of death acceptable to us and a payment request in good order.
2. The payment request should include selection of a benefit payment option.
3. Within seven days after we receive proof of death acceptable to us and payment request in good order at our Home Office, we will mail payment, unless otherwise requested.

Until proof of death and payment request in good order is received by us, account dollars will remain invested as at the time of your death, and no distribution will be made.
If you die during the accumulation phase of your account, the following payment options are available to your plan beneficiary, if allowed by your contract and the Tax Code:

-- Lump-sum payment;
-- Payment in accordance with any of the available income phase payment options
   (see "The Income Phase--Payment Options"); or
-- If the plan beneficiary is your spouse, payment in accordance with an available Systematic Distribution Option. See "Systematic Distribution Options".

The following options are also available under some contracts; however, the Tax Code limits how long the death benefit proceeds may be left in these options:
-- Leaving your account value invested in the contract; or -- Under some contracts, leaving your account value on deposit in the Company's general account, and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The beneficiary may withdraw the balance on deposit at any time or request to receive payment in accordance with any of the available income phase payment options. See "The Income Phase--Payment Options".

THE VALUE OF THE DEATH BENEFIT. The death benefit will be based on your account value as calculated on the next valuation following the date on which we receive proof of death and a payment request in good order. In addition to this amount, some states require we pay interest calculated from date of death at a rate specified by state law. For amounts held in the Guaranteed Accumulation Account
(GAA), any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the GAA prospectus.

TAX CODE REQUIREMENTS. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

[SIDE NOTE]
We may have used the following terms in prior prospectuses:
ANNUITY PHASE--Income Phase
ANNUITY OPTION--Income Phase Payment Option
ANNUITY PAYMENT--Income Phase Payment
ANNUITIZATION--Initiating Income Phase Payments
[END SIDE NOTE]

THE INCOME PHASE
----------------------------------------------

During the income phase you receive payments from your accumulated account value.

INITIATING INCOME PHASE PAYMENTS. At least 30 days prior to the date you want to start receiving payments, the contract holder or you, if permitted by the plan, must notify us in writing of the following:

-- Start date;

-- Income Phase Payment option (see the income phase payment options table in this section);

-- Income Phase Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

-- Choice of fixed or variable payments;

-- Selection of an assumed net investment rate (only if variable payments are elected); and

-- Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

WHAT AFFECTS INCOME PHASE PAYMENT AMOUNTS? Some of the factors that may affect income phase payment amounts include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether variable or fixed payments are selected.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. Fixed payment amounts do not vary over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable income phase payments, an assumed net investment rate must be selected.

PAYMENTS FROM THE FIXED PLUS ACCOUNT. If a nonlifetime payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.

ASSUMED NET INVESTMENT RATE. If you select income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent income phase payments will increase only if the investment performance of the subaccounts selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If a 3 1/2% rate is selected, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See "Contract Overview--Questions".

REQUIRED MINIMUM PAYMENT AMOUNTS. The income phase payment option selected must meet the minimum stated in the contract:

-- A first income phase payment of at least $20; or

-- Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts, the contract holder, on your behalf, must elect a lump-sum payment.

FEES DEDUCTED. When you select an income payment phase option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. Although we expect to make a profit from this fee, we do not always do so.

We may also deduct a daily administrative charge from amounts held in the separate account. We currently charge this under some contracts and reserve the right to charge it under all others. The maximum amount is 0.25% on an annual basis of your account value invested in the subaccount. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply throughout the entire income phase.

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request in good order at our Home Office.

TAXATION. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See "Taxation".

INCOME PHASE PAYMENT OPTIONS

The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

TERMS USED IN THE TABLES:

ANNUITANT: The person(s) on whose life expectancy the income phase payments are calculated.

BENEFICIARY: The person designated to receive the death benefit payable under the contract.

                          LIFETIME INCOME PHASE PAYMENT OPTIONS

                                      LENGTH OF PAYMENTS: For as long as the annuitant
                                      lives. It is possible that only one payment will
 Life Income                          be made should the annuitant die prior to the
                                      second payment's due date.
                                      DEATH BENEFIT--NONE: All payments end upon the
                                      annuitant's death.

                                      LENGTH OF PAYMENTS: For as long as the annuitant
                                      lives, with payments guaranteed for a choice of
                                      5-20 years or as otherwise specified in the
                                      contract.
                                      DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the
 Life Income--Guaranteed Payments     annuitant dies before we have made all the
                                      guaranteed payments, we will continue to pay the
                                      beneficiary the remaining payments. Unless
                                      prohibited by a prior election of the contract
                                      holder, the beneficiary may elect to receive a
                                      lump-sum payment equal to the present value of the
                                      remaining guaranteed payments.

                                      LENGTH OF PAYMENTS: For as long as either
                                      annuitant lives. It is possible that only one
                                      payment will be made should both annuitants die
                                      before the second payment's due date.
                                      CONTINUING PAYMENTS:
                                      (A) This option allows a choice of 100%, 66 2/3%
 Life Income--Two Lives               or 50% of the payment to continue to the surviving
                                      annuitant after the first death; or
                                      (B) 100% of the payment to continue to the
                                      annuitant on the second annuitant's death, and 50%
                                      of the payment to continue to the second annuitant
                                      on the annuitant's death.
                                      DEATH BENEFIT--NONE: All Payments end after the
                                      deaths of both annuitants.

                                      LENGTH OF PAYMENTS: For as long as either
                                      annuitant lives, with payments guaranteed for a
                                      minimum of 120 months, or as otherwise specified
                                      in the contract.
                                      CONTINUING PAYMENTS: 100% of the payment to
                                      continue to the surviving annuitant after the
 Life Income--Two Lives--Guaranteed   first death.
 Payments                             DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both
                                      annuitants die before the guaranteed payments have
                                      all been paid, we will continue to pay the
                                      beneficiary the remaining payments. Unless
                                      prohibited by a prior election of the contract
                                      holder, the beneficiary may elect to receive a
                                      lump-sum payment equal to the present value of the
                                      remaining guaranteed payments.

                                      LENGTH OF PAYMENTS: For as long as the annuitant
                                      lives.
 Life Income--Cash Refund Option      DEATH BENEFIT--PAYMENT TO THE BENEFICIARY:
 (limited availability--fixed payment Following the annuitant's death, we will pay a
 only)                                lump-sum payment equal to the amount originally
                                      applied to the income phase payment option (less
                                      any premium tax) and less the total amount of
                                      fixed income phase payments paid.

                                      LENGTH OF PAYMENTS: For as long as either
                                      annuitant lives.
                                      CONTINUING PAYMENT: 100% of the payment to
 Life Income--Two Lives--Cash Refund  continue after the first death.
 Option (limited availability--fixed  DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: When
 payment only)                        both annuitants die, we will pay a lump-sum
                                      payment equal to the amount applied to the income
                                      phase payment option (less any premium tax) and
                                      less the total amount of fixed income phase
                                      payments paid.

                                               Table continued --

Income phase payment options continued

                        NONLIFETIME INCOME PHASE PAYMENT OPTIONS

                                      LENGTH OF PAYMENTS: Payments generally may be
                                      fixed or variable and may be made for 3-30 years.
                                      However, for amounts held in the Fixed Plus
                                      Account during the accumulation phase, the payment
                                      must be on a fixed basis and must be for at least
                                      5 years. In certain cases a lump- sum payment may
                                      be requested at any time (see below).
 Nonlifetime--Guaranteed Payments     DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the
                                      annuitant dies before we make all the guaranteed
                                      payments, we will continue to pay the beneficiary
                                      the remaining payments. Unless prohibited by a
                                      prior election of the contract holder, the
                                      beneficiary may elect to receive a lump-sum
                                      payment equal to the present value of the
                                      remaining guaranteed payments. We will not impose
                                      any early withdrawal charge.

 LUMP-SUM PAYMENT: If the Nonlifetime--Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three years of income phase payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional purchase payments are made.
 See "Fees--Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Home
 Office.
 CALCULATION OF LUMP-SUM PAYMENTS: If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the3 1/2 % or 5% assumed net investment rate for variable payments).

[SIDE NOTE]
IN THIS SECTION
I. Introduction
II. Your Retirement Plan
III. Withdrawals and other Distributions
   - Taxation of Distributions;
   - Taxation of Death Benefit Proceeds; and
   - Withholding for Federal Income Tax Liability.
IV. Minimum Distribution Requirements
   - Contribution and Distribution Limits;
   - Restrictions on Distributions;
   - 415(m) Arrangements; and
   - Bona Fide Severance Pay Plans.
V. Taxation of the Company
When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.
[END SIDE NOTE]

TAXATION
----------------------------------------------

I. INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

-- Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract.

-- Tax laws change. It is possible that a change in the future could affect contracts issued in the past.

-- This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.

-- We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

 We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information contact the Internal Revenue Service.

II. YOUR RETIREMENT PLAN

The tax rules applicable to retirement plans vary according to plan type, and terms and conditions of the plan. To understand what tax rules apply, you need to know the Tax Code section under which your plan is established. Contact your plan sponsor, local representative or the Company to learn which Tax Code section applies to your plan.

PLAN TYPES. The contract is designed for use with deferred compensation plans that are subject to Tax Code section 457 or non-section 457 deferred compensation plans. Tax Code section 457 governs certain deferred compensation plans. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and non-governmental tax exempt organizations. A 457 plan may be either a 457(b) (eligible) plan or a 457(f) (ineligible) plan. Either type of plan may permit participants to specify the form of investment for their deferred compensation account. A non-section 457 deferred compensation plan may be either a deferred compensation plan of a tax-exempt employer that is "grandfathered" and not subject to 457 rules, or a deferred compensation plan of a for-profit employer. The contract may also be used with Tax Code section 415(m) arrangements.

You will not generally pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn (or otherwise made available to you or a designated beneficiary). Tax deferred arrangements under Tax Code section 457 and other types of deferred compensation arrangements also generally defer payment of taxes of earnings until they are withdrawn (or otherwise made available to you or a designated beneficiary). Compensation deferred under a 457(f) plan is includible in gross income in the first year when it is no longer subject to a "substantial risk of forfeiture" as defined by the Tax Code. (See "Taxation of Distributions" later in this "Taxation" section for a discussion of how distributions under the plans are taxed). When an annuity contract is used to fund one of these tax-deferred retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-deferred retirement arrangement.

However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.

THE CONTRACT AND RETIREMENT PLANS. We make this contract available to plans subject to Tax Code section 457 only if a non-governmental tax exempt employer sponsors the plan. Under such plans, as well as non-section 457 deferred compensation plans, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remains solely the property and rights of the employer and is subject to the claims of the employer's general creditors. Contract holders and contract participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract.

Because the plan is not part of the contract, we are not bound by any plan's terms or conditions.

III. WITHDRAWALS AND OTHER DISTRIBUTIONS

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income payments, transfers and death benefit proceeds.

We report the taxable portion of all distributions to the IRS.

TAXATION OF DISTRIBUTIONS

457(B) PLANS. All amounts received under a 457(b) plan are includible in gross income when paid or otherwise made available to you or your designated beneficiary.

457(F) PLANS. Compensation deferred under a 457(f) plan is includible in gross income in the first year when it is no longer subject to a "substantial risk of forfeiture" as defined by the Tax Code.

NON-SECTION 457 DEFERRED COMPENSATION PLANS. Compensation deferred under a non-section 457 deferred compensation plan is includible in gross income in the first year when paid or otherwise made available to you or your designated beneficiary.

TAXATION OF DEATH BENEFIT PROCEEDS

In general, payments received by your designated beneficiaries after your death are taxed in the same manner as if you had received those payments.

WITHHOLDING FOR FEDERAL INCOME TAX LIABILITY

Any taxable distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.


NON-RESIDENT ALIENS. If you or a designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.
Section 1441 does not apply to participants in 457(b) plans sponsored by tax-exempt, non-governmental employers or 457(f) plans.

IV. MINIMUM DISTRIBUTION REQUIREMENTS

To avoid certain tax penalties, you and any designated beneficiary must meet the minimum distribution requirements imposed by the Tax Code. These requirements only apply to 457(b) plans. These rules may dictate one or more of the following:

-- Start date for distributions;

-- The time period in which all amounts in your account(s) must be distributed;
   and/or

-- Distribution amounts.

START DATE. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later.


TIME PERIOD. We must pay out distributions from the contract over one of the following time periods:

-- Over your life or the joint lives of you and your designated beneficiary, or

-- Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

50% EXCISE TAX. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

MINIMUM DISTRIBUTION OF DEATH BENEFIT PROCEEDS. The following only applies to 457(b) plans. Different distribution requirements apply if your death occurs:

-- After you begin receiving minimum distributions under the contract, or

-- Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death.

Should you die before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year in which the fifth anniversary of the date of your death falls. For example, if you die on September 1, 2003, your entire balance must be distributed to the designated beneficiary by December 31, 2008. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in one of the following time-frames:

-- Over the life of the designated beneficiary, or

-- Over a period not extending beyond the life expectancy of the designated beneficiary.

START DATES FOR SPOUSAL BENEFICIARIES. If the designated beneficiary is your spouse, the distribution must begin on or before the later of the following:

-- December 31 of the calendar year following the calendar year of your death;
   or

-- December 31 of the calendar year in which you would have attained age 70 1/2.

CONTRIBUTION AND DISTRIBUTION LIMITS

CONTRIBUTIONS TO A 457(b) PLAN EXCLUDED FROM GROSS INCOME. In order to be excludable from gross income for federal income tax purposes, total annual contributions made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of the dollar amount limit set forth below, or 100% of your includible compensation. Includible compensation means your compensation from the employer sponsoring the plan, including deferrals to the employer's Tax Code section 457, 401(k), 403(b) and 125 cafeteria plans, or any other amounts not includible in the participant's gross income as wages from the employer.

The annual dollar amount limits are as follows:

- $12,000 in 2003;

- $13,000 in 2004;

- $14,000 in 2005;

- $15,000 in 2006.

After 2006, the annual dollar limits will be subject to indexing.

RESTRICTIONS ON DISTRIBUTIONS

Under a 457(b) plan of a non-governmental tax exempt employer, amounts may not be made available to you earlier than (1) the calendar year you attain age
70 1/2, (2) when you experience a severance from employment with your employer, or (3) when you are faced with an unforeseeable emergency. A one-time in-service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

457(f) PLAN. A 457(f) plan is not subject to restrictions on contribution amounts, but must contain a "substantial risk of forfeiture" as defined by the Tax Code. Generally, substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity.

NON-SECTION 457 DEFERRED COMPENSATION PLANS. Non-Section 457 Deferred Compensation Plans are not subject to restrictions on contribution amounts. In order to avoid constructive receipt of contributions and earnings, these plans typically have distribution restrictions similar to those of non-governmental tax-exempt employer-sponsored 457(b) plans.

415(m) ARRANGEMENTS

If you participate in the contract through a qualified governmental excess benefit arrangement, defined in Tax Code section 415(m), the amounts provided under the contract may be subject to the same requirements as those applied to Tax Code section 457(b) plans described above, except that the limits described in "Contribution and Distribution Limits" do not apply. If the Tax Code section 415(m) arrangement is not designed to meet the requirements of Tax Code section 457(b), then the amounts provided under the contract are taxed in accordance with Tax Code section 451 and are generally taxable when paid or made available to you.

BONA FIDE SEVERANCE PAY PLANS

If you participate in the contract through certain bona fide severance pay plans, described in Tax Code section 457(e)(11), amounts provided under the contract are not generally taxable until paid or made available to you. However, because these plans are not clearly defined in the Tax Code, it may be determined that your plan does not qualify as a bona fide severance pay plan. If the plan does not qualify, then amounts provided under the contract are taxable in the year in which they are deferred. Because of this lack of clarity, it is imperative that you consult your tax adviser for guidance regarding taxation.

V. TAXATION OF THE COMPANY

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account B is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS
----------------------------------------------

THE COMPANY

ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

                        151 Farmington Avenue
                        Hartford, Connecticut 06156

VARIABLE ANNUITY ACCOUNT B

We established Variable Annuity Account B (the "separate account") under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

-- standardized average annual total returns; and

-- non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, request a Statement of Additional Information at the number listed in "Contract Overview--Questions."

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any), and any applicable early withdrawal charges).

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some nonstandardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Under the contracts described in this prospectus, the contract holder, not the plan participant, has all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) the contract holder is entitled to direct will be determined as of the record date set by any fund the contract holder invests in through the subaccounts.

-- During the accumulation phase, the number of votes is equal to the portion of the account value invested in the fund, divided by the net asset value of one share of that fund.

-- During the income phase, the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT DISTRIBUTION

The Company's subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or other broker-dealers which have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as "distributors." All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

Broker-dealers which have or may enter into selling agreements with ING Financial Advisers, LLC include the following broker-dealers which are affiliated with the Company:

Aeltus Capital, Inc.
BancWest Investment Services, Inc.
Baring Investment Services, Inc.
Compulife Investor Services, Inc.
Directed Services, Inc.
Financial Network Investment Corporation
Granite Investment Services, Inc.
Guaranty Brokerage Services, Inc.
IFG Network Securities, Inc.
ING America Equities, Inc.
ING Barings Corp.
ING Direct Funds Limited
ING DIRECT Securities, Inc.
ING Funds Distributor, Inc.
ING Furman Selz Financial Services LLC
ING TT&S (U.S.) Securities, Inc.
Locust Street Securities, Inc.
Multi-Financial Securities Corporation
PrimeVest Financial Services, Inc.
Systematized Benefits Administrators, Inc.
United Variable Services, Inc.
VESTAX Securities Corporation
Washington Square Securities, Inc.

COMMISSION PAYMENTS. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 1% to a maximum of 6% of the first year of payments to an account. Renewal commissions on payments made after the first year and asset-based service fees may also be paid. The average of all commissions and asset-based service fees paid is estimated to equal approximately 3% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive additional compensation if the overall amount of investments in the funds advised by the Company or its affiliates increases over time. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.

We may pay wholesaling fees to certain distributors that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Sales management personnel may also receive compensation that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Distributors may also be reimbursed for certain expenses.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

THIRD PARTY COMPENSATION ARRANGEMENTS. Occasionally:

-- Commissions and fees may be paid to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or

-- The Company may enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.

CONTRACT MODIFICATION

We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that Contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the Contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

LEGAL MATTERS AND PROCEEDINGS

We are not aware of any pending legal proceedings which involve the separate account as a party. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

(a) on any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) when trading on the Exchange is restricted;

(b) when an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount's assets; or

(c) during any other periods the SEC may, by order, permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

TRANSFER OF OWNERSHIP; ASSIGNMENT

An assignment of a contract will only be binding on us if it is made in writing and sent to us at our Home Office. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature.

If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

INTENT TO CONFIRM QUARTERLY

Under certain contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------

The Statement of Additional Information contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History

Variable Annuity Account B

Offering and Purchase of Contracts

Performance Data

    General

    Average Annual Total Return Quotations

Income Phase Payments

Sales Material and Advertising

Independent Auditors

Financial Statements of the Separate Account

Financial Statements of ING Life Insurance and Annuity Company and Subsidiaries

You may request an SAI by calling the Company at the number listed in "Contract Overview--Questions."

                                   APPENDIX I
                        GUARANTEED ACCUMULATION ACCOUNT
------------------------------------------------------------------

The Guaranteed Accumulation Account (GAA) is a fixed interest option that may be available during the accumulation phase under the contracts. This appendix is only a summary of certain facts about GAA. Please read the GAA prospectus before investing in this option.

IN GENERAL. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a "market value adjustment," which may be positive or negative.

When you decide to invest money in GAA, you will want to contact your representative or the Company to learn:

-- The interest rate we will apply to the amounts that you invest in GAA. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into GAA.

-- The period of time your account dollars need to remain in GAA in order to earn that rate. You are required to leave your account dollars in GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

DEPOSIT PERIODS. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

FEES AND OTHER DEDUCTIONS. If all or a portion of your account value in GAA is withdrawn, you may incur the following:

-- Market Value Adjustment (MVA)--as described in this appendix and in the GAA prospectus;

-- Tax Penalties and/or Tax withholding--see "Taxation";

-- Early Withdrawal Charge--see "Fees"; or

-- Maintenance Fee--see "Fees".

We do not make deductions from amounts in the GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

MARKET VALUE ADJUSTMENT (MVA). If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

-- If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into GAA.

-- If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in GAA in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

-- Short-term--three years or less; and

-- Long-term--ten years or less, but greater than three years.

At the end of a guaranteed term, your contract holder or you if permitted may:

-- Transfer dollars to a new guaranteed term;

-- Transfer dollars to other available investment options; or

-- Withdraw dollars.

Deductions may apply to withdrawals. See "Fees and Other Deductions" in this section.

TRANSFER OF ACCOUNT DOLLARS. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

INCOME PHASE. GAA cannot be used as an investment option during the income phase. However, the contract holder (or you, if permitted) may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA account dollars to any of the subaccounts available during the income phase.

                                  APPENDIX II
                                 FIXED ACCOUNT
------------------------------------------------------------------

The Fixed Account is an investment option available during the accumulation phase under the contracts. Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

     Additional information about this option may be found in the contract.

GENERAL DISCLOSURE. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

INTEREST RATES. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

WITHDRAWALS. Under certain emergency conditions, we may defer payment of any withdrawal for a period of up to 6 months or as provided by federal law.

Additionally, if allowed by state law, we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

(a) the Fixed Account withdrawal value for the contract or for the total of the accounts under the contract exceeds $250,000 on the day before withdrawal; and
(b) the sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals from the contract or any account under the contract within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before current withdrawal.

The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.

CHARGES. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees--Early Withdrawal Charge."

TRANSFERS. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account. This 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

By notifying our Home Office at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

                                  APPENDIX III
                               FIXED PLUS ACCOUNT
------------------------------------------------------------------

The Fixed Plus Account is an investment option available under some contracts. Amounts allocated to the Fixed Plus Account are held in the Company's general account which supports insurance and annuity obligations. We reserve the right to limit investment in or transfers to the Fixed Plus Account.

     Additional information about this option may be found in the contract.

GENERAL DISCLOSURE. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

INTEREST RATES. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. For some contracts we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks in determining the credited rate.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

REQUEST FOR PARTIAL WITHDRAWAL. Partial withdrawals are limited to 20% of the amount held in the Fixed Plus Account on the day we receive a request in good order at our Home Office. The 20% limit is reduced by any Fixed Plus withdrawals, transfers or income phase payments made in the last 12 months. In calculating the 20% limit, we reserve the right to include payments made through a Systematic Distribution Option, if available under your contract.

The 20% limit is waived if a partial withdrawal is taken proportionally from each investment option in which the account invests and is due to one or more of the following:

-- Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments; and/or

-- Due to your death (the withdrawal must occur within six months after death and can only be exercised once).

REQUEST FOR FULL WITHDRAWAL. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

-- One-fifth of the Fixed Plus Account value on the day we receive the request, reduced by any Fixed Plus Account withdrawals, transfers or income phase payments made during the past 12 months

-- One-fourth of the remaining Fixed Plus Account value 12 months later

-- One-third of the remaining Fixed Plus Account value 12 months later

-- One-half of the remaining Fixed Plus Account value 12 months later, and

-- The balance of the Fixed Plus Account value 12 months later

A full withdrawal may be canceled at any time before the end of the five-payment period.

Once we receive a request for full withdrawal, no further withdrawals or transfers will be permitted from Fixed Plus Account.

We will waive the above full withdrawal five-payment period if full withdrawal is made due to any of the following:

-- Your death before income phase payments have begun (request must be received within 6 months after date of death); or

-- Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments; or

-- Your account value in the Fixed Plus Account is $3,500 or less and no withdrawals, transfers or income phase payments have been made from your account within the past 12 months.

CHARGES. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

TRANSFERS. Transfers are limited to 20% of the amount held in the Fixed Plus Account on the day a request in good order is received at our Home Office. The 20% is reduced by any Fixed Plus Account withdrawals, transfers or income phase payments made in the past 12 months. We reserve the right to include payments made through a Systematic Distribution Option, if available under your contract, in calculating the 20% limit. The 20% limit will be waived if your account value in the Fixed Plus Account is $1,000 or less.

INCOME PHASE. Amounts accumulating under the Fixed Plus Account can be transferred to the subaccounts to fund variable lifetime income options during the income phase. However, Fixed Plus Account values may not be used to fund nonlifetime income options with variable payments.

SYSTEMATIC WITHDRAWAL OPTION (SWO). If available under your contract, SWO described in "Systematic Distribution Options," may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the past
12 months.

                                  APPENDIX IV
                               FUND DESCRIPTIONS
------------------------------------------------------------------

THE INVESTMENT RESULTS OF THE MUTUAL FUNDS (FUNDS) ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES. SHARES OF THE FUNDS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940. PLEASE REFER TO THE FUND PROSPECTUSES FOR ADDITIONAL INFORMATION. FUND PROSPECTUSES MAY BE OBTAINED FREE OF CHARGE, FROM OUR HOME OFFICE AT THE ADDRESS AND TELEPHONE NUMBER LISTED IN "CONTRACT OVERVIEW--QUESTIONS", BY ACCESSING THE SEC'S WEB SITE OR BY CONTACTING THE SEC PUBLIC REFERENCE ROOM.

CERTAIN FUNDS OFFERED UNDER THE CONTRACTS HAVE INVESTMENT OBJECTIVES AND POLICIES SIMILAR TO OTHER FUNDS MANAGED BY THE FUND'S INVESTMENT ADVISER. THE INVESTMENT RESULTS OF A FUND MAY BE HIGHER OR LOWER THAN THOSE OF OTHER FUNDS MANAGED BY THE SAME ADVISER. THERE IS NO ASSURANCE AND NO REPRESENTATION IS MADE THAT THE INVESTMENT RESULTS OF ANY FUND WILL BE COMPARABLE TO THOSE OF ANOTHER FUND MANAGED BY THE SAME INVESTMENT ADVISER.

  FUND NAME                                                                     INVESTMENT OBJECTIVE(S)/
                                                        INVESTMENT ADVISER/     SUMMARY OF PRINCIPAL
                                                        SUBADVISER              INVESTMENT STRATEGIES
  AIM VARIABLE INSURANCE FUNDS--AIM V.I. CAPITAL        A I M Advisors, Inc.    Seeks growth of capital. Seeks to meet
    APPRECIATION FUND                                                           its objective by investing principally
    (SERIES I SHARES)                                                           in common stocks of companies the
                                                                                portfolio managers believe are likely to
                                                                                benefit from new or innovative products,
                                                                                services or processes as well as those
                                                                                that have experienced above-average,
                                                                                long-term growth in earnings and have
                                                                                excellent prospects for future growth.
  AIM VARIABLE INSURANCE FUNDS--AIM V.I. CORE EQUITY    A I M Advisors, Inc.    Seeks growth of capital. Seeks to meet
    FUND                                                                        its objective by investing, normally, at
    (SERIES I SHARES)                                                           least 80% of net assets in equity
                                                                                securities, including convertible
                                                                                securities, of established companies
                                                                                that have long-term above-average growth
                                                                                in earnings, and growth companies that
                                                                                the portfolio managers believe have the
                                                                                potential for above-average growth in
                                                                                earnings.
  AIM VARIABLE INSURANCE FUNDS--AIM V.I. GROWTH FUND    A I M Advisors, Inc.    Seeks growth of capital. Seeks to meet
    (SERIES I SHARES)                                                           its investment objective by investing
                                                                                principally in seasoned and better
                                                                                capitalized companies considered to have
                                                                                strong earnings momentum.
  AIM VARIABLE INSURANCE FUNDS--AIM V.I. PREMIER        A I M Advisors, Inc.    Seeks to achieve long-term growth of
    EQUITY FUND                                                                 capital with a secondary objective of
    (SERIES I SHARES)                                                           income. Seeks to meet its objectives by
                                                                                investing, normally, at least 80% of net
                                                                                assets in equity securities, including
                                                                                convertible securities.

  FUND NAME                                                                     INVESTMENT OBJECTIVE(S)/
                                                        INVESTMENT ADVISER/     SUMMARY OF PRINCIPAL
                                                        SUBADVISER              INVESTMENT STRATEGIES
  CALVERT VARIABLE SERIES, INC.--CALVERT SOCIAL         Calvert Asset           Seeks to achieve a competitive total
    BALANCED PORTFOLIO                                  Management              return through an actively managed
                                                        Company, Inc.           NONDIVERSIFIED portfolio of stocks,
                                                        Subadviser: Brown       bonds and money market instruments which
                                                        Capital                 offer income and capital growth
                                                        Management, Inc. and    opportunity and which satisfy the
                                                        SsgA Funds              investment and social criteria for the
                                                        Management, Inc.        Portfolio. Typically invests about 60%
                                                                                of its assets in stocks and 40% in bonds
                                                                                or other fixed-income investments. Stock
                                                                                investments are primarily common stock
                                                                                in large-cap companies, while the fixed-
                                                                                income investments are primarily a wide
                                                                                variety of investment grade bonds.
  FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE     Fidelity Management &   Seeks long-term capital appreciation.
    PRODUCTS--FIDELITY-REGISTERED TRADEMARK- VIP        Research Company        Normally invests primarily in common
    CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO          Subadvisers: Fidelity   stocks of companies whose value the
    (INITIAL CLASS)                                     Management & Research   Portfolio's investment adviser believes
                                                        (U.K.) Inc.; Fidelity   is not fully recognized by the public.
                                                        Management & Research
                                                        (Far East) Inc.;
                                                        Fidelity Investments
                                                        Japan Limited; FMR
                                                        Co., Inc.
  FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE     Fidelity Management &   Seeks reasonable income. Also considers
    PRODUCTS--FIDELITY-REGISTERED TRADEMARK- VIP        Research Company        the potential for capital appreciation.
    EQUITY-INCOME PORTFOLIO                             Subadviser: FMR         Seeks to achieve a yield which exceeds
    (INITIAL CLASS)                                     Co., Inc.               the composite yield on the securities
                                                                                comprising the Standard & Poor's 500
                                                                                Index. Normally invests at least 80% of
                                                                                total assets in income-producing equity
                                                                                securities (which tends to lead to
                                                                                investments in large cap "value"
                                                                                stocks).
  FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE     Fidelity Management &   Seeks to achieve capital appreciation.
    PRODUCTS--FIDELITY-REGISTERED TRADEMARK- VIP        Research Company        Normally invests primarily in common
    GROWTH PORTFOLIO                                    Subadviser: FMR         stocks of companies the investment
    (INITIAL CLASS)                                     Co., Inc.               adviser believes have above-average
                                                                                growth potential (often called "growth"
                                                                                stocks).
  FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE     Fidelity Management &   Seeks long-term growth of capital.
    PRODUCTS--FIDELITY-REGISTERED TRADEMARK- VIP        Research Company        Normally invests at least 80% of assets
    OVERSEAS PORTFOLIO                                  Subadvisers: Fidelity   in non-U.S. securities, primarily in
    (INITIAL CLASS)                                     Management & Research   common stocks.
                                                        (U.K.) Inc.; Fidelity
                                                        Management & Research
                                                        (Far East) Inc.;
                                                        Fidelity International
                                                        Investment Advisors
                                                        (U.K.) Limited;
                                                        Fidelity Investments
                                                        Japan Limited; FMR
                                                        Co., Inc.

  FUND NAME                                                                     INVESTMENT OBJECTIVE(S)/
                                                        INVESTMENT ADVISER/     SUMMARY OF PRINCIPAL
                                                        SUBADVISER              INVESTMENT STRATEGIES
  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS        Franklin Advisory       A NONDIVERSIFIED fund that seeks
    TRUST--FRANKLIN SMALL CAP VALUE SECURITIES FUND     Services, LLC           long-term total return. The fund will
    (CLASS 2 SHARES)                                    (Advisory Services)     normally invest at least 80% of net
                                                                                assets in investments of small
                                                                                capitalization companies that have
                                                                                market capitalization values not
                                                                                exceeding $2.5 billion, at the time of
                                                                                purchase.
  ING PARTNERS, INC.--ING ALGER AGGRESSIVE GROWTH       ING Life Insurance and  Seeks long-term capital appreciation.
    PORTFOLIO                                           Annuity Company         Invests primarily (at least 65% of total
    (SERVICE CLASS)                                     Subadviser: Fred Alger  assets) in the equity securities of
                                                        Management, Inc.        companies having a market capitalization
                                                                                within the range of companies in the
                                                                                Russell MidCap Growth Index or the S&P
                                                                                Mid Cap 400 Index.
  ING PARTNERS, INC.--ING ALGER GROWTH PORTFOLIO        ING Life Insurance and  Seeks long-term capital appreciation.
    (SERVICE CLASS)                                     Annuity Company         Invests primarily (at least 65% of total
                                                        Subadviser: Fred Alger  assets) in the equity securities of
                                                        Management, Inc.        large companies having a market
                                                                                capitalization of $10 billion or
                                                                                greater.
  ING PARTNERS, INC.--ING AMERICAN CENTURY SMALL CAP    ING Life Insurance and  Seeks long-term growth of capital;
    VALUE PORTFOLIO                                     Annuity Company         income is a secondary objective. Invests
    (SERVICE CLASS)                                     Subadviser: American    primarily (at least 80% of net assets
                                                        Century Investment      under normal circumstances) in equity
                                                        Management, Inc.        securities of smaller companies. The
                                                                                Portfolio's subadviser considers smaller
                                                                                companies to include those with a market
                                                                                capitalization no bigger than that of
                                                                                the largest company in the S&P Small Cap
                                                                                600 Index or the Russell 2000 Index.
  ING PARTNERS, INC.--ING BARON SMALL CAP GROWTH        ING Life Insurance and  Seeks capital appreciation. Invests
    PORTFOLIO                                           Annuity Company         primarily (at least 80% of total assets
    (SERVICE CLASS)                                     Subadviser:             under normal circumstances) in
                                                        BAMCO, Inc.             securities of smaller companies with
                                                                                market values under $2.5 billion as
                                                                                measured at the time of purchase.
  ING PARTNERS, INC.--ING DSI ENHANCED INDEX PORTFOLIO  ING Life Insurance and  Seeks higher total return over the long
    (SERVICE CLASS)                                     Annuity Company         term than the Standard & Poor's 500
                                                        Subadviser: DSI         Composite Stock Price Index (S&P 500).
                                                        International           Uses the subadviser's proprietary
                                                        Management, Inc.        enhanced S&P 500 strategy to invest in a
                                                                                selection of common stocks that are
                                                                                included in the S&P 500. Under normal
                                                                                circumstances, invests at least 80% of
                                                                                net assets in common stocks issued by
                                                                                companies represented in the S&P 500
                                                                                Index. May invest up to 20% of net
                                                                                assets in cash or money market
                                                                                instruments.
  ING PARTNERS, INC.--ING GOLDMAN SACHS-REGISTERED      ING Life Insurance and  Seeks long-term growth of capital.
    TRADEMARK- CAPITAL GROWTH PORTFOLIO*                Annuity Company         Invests, under normal circumstances, at
    (SERVICE CLASS)                                     Subadviser: Goldman     least 90% of total assets in equity
    *Goldman Sachs-Registered Trademark- is a           Sachs Asset             securities.
    registered service mark of Goldman, Sachs & Co.,    Management, L.P.
    and it is used by agreement with Goldman, Sachs &
    Co.

  FUND NAME                                                                     INVESTMENT OBJECTIVE(S)/
                                                        INVESTMENT ADVISER/     SUMMARY OF PRINCIPAL
                                                        SUBADVISER              INVESTMENT STRATEGIES
  ING PARTNERS, INC.--ING JPMORGAN FLEMING              ING Life Insurance and  Seeks long-term growth of capital.
    INTERNATIONAL PORTFOLIO (formerly ING Scudder       Annuity Company         Invests primarily (at least 65% of total
    International Growth Portfolio)                     Subadviser: J.P.        assets) in the equity securities of
    (INITIAL CLASS)                                     Morgan Fleming Asset    foreign companies that the subadviser
                                                        Management (London)     believes have high growth potential.
                                                        Ltd.                    Will normally invest in securities of at
                                                                                least three different countries other
                                                                                than the U.S. and will invest in
                                                                                securities in both developed and
                                                                                developing markets.
  ING PARTNERS, INC.--ING JPMORGAN MID CAP VALUE        ING Life Insurance and  Seeks growth from capital appreciation.
    PORTFOLIO                                           Annuity Company         A NONDIVERSIFIED Portfolio that invests
    (SERVICE CLASS)                                     Subadviser: Robert      primarily (at least 80% of net assets
                                                        Fleming, Inc., a        under normal circumstances) in a broad
                                                        subsidiary of J.P.      portfolio of common stocks of companies
                                                        Morgan Chase & Co.      with market capitalizations of $1
                                                                                billion to $20 billion at the time of
                                                                                purchase that the subadviser believes to
                                                                                be undervalued.
  ING PARTNERS, INC.--ING MFS CAPITAL OPPORTUNITIES     ING Life Insurance and  Seeks capital appreciation. Invests
    PORTFOLIO                                           Annuity Company         primarily (at least 65% of net assets)
    (INITIAL CLASS)                                     Subadviser:             in common stocks and related securities,
                                                        Massachusetts           such as preferred stocks, convertible
                                                        Financial Services      securities and depositary receipts.
                                                        Company
  ING PARTNERS, INC.--ING MFS GLOBAL GROWTH PORTFOLIO   ING Life Insurance and  Seeks capital appreciation. A
    (SERVICE CLASS)                                     Annuity Company         NONDIVERSIFIED Portfolio that invests
                                                        Subadviser:             primarily (at least 65% of net assets
                                                        Massachusetts           under normal circumstances) in
                                                        Financial Services      securities of companies worldwide
                                                        Company                 including common stocks and related
                                                                                equity securities such as preferred
                                                                                stock, convertible securities and
                                                                                depositary receipts.
  ING PARTNERS, INC.--ING MFS RESEARCH EQUITY           ING Life Insurance and  Seeks long-term growth of capital and
    PORTFOLIO (formerly ING MFS Research Portfolio)     Annuity Company         future income. Invests primarily (at
    (INITIAL CLASS)                                     Subadviser:             least 80% of net assets) in common
                                                        Massachusetts           stocks and related securities, such as
                                                        Financial Services      preferred stocks, convertible securities
                                                        Company                 and depositary receipts.
  THE ING INVESTORS TRUST--ING MFS TOTAL RETURN         Directed                Seeks above-average income (compared to
    PORTFOLIO                                           Services, Inc.          a portfolio entirely invested in equity
    (SERVICE SHARES)                                    Subadviser:             securities) consistent with the prudent
                                                        Massachusetts           employment of capital. A secondary
                                                        Financial Services      objective is the reasonable opportunity
                                                        Company                 for growth of capital and income. Under
                                                                                normal market conditions, the Portfolio
                                                                                invests at least 40%, but not more than
                                                                                75%, of its assets in common stocks and
                                                                                related securities (referred to as
                                                                                equity securities), such as preferred
                                                                                stocks, bonds, warrants or rights
                                                                                convertible into stock, and depositary
                                                                                receipts for those securities; and at
                                                                                least 25%, but not more than 60%, of its
                                                                                net assets in non-convertible fixed
                                                                                income securities.

  FUND NAME                                                                     INVESTMENT OBJECTIVE(S)/
                                                        INVESTMENT ADVISER/     SUMMARY OF PRINCIPAL
                                                        SUBADVISER              INVESTMENT STRATEGIES
  ING PARTNERS, INC.--ING OPCAP BALANCED VALUE          ING Life Insurance and  Seeks capital growth, and secondarily,
    PORTFOLIO                                           Annuity Company         investment income. Under normal market
    (SERVICE CLASS)                                     Subadviser: OpCap       conditions, invests at least 25% of
                                                        Advisors LLC            total assets in equity securities,
                                                                                including common stocks and preferred
                                                                                stocks and expects to have between 50%
                                                                                to 70% of total assets invested in
                                                                                equities. Also invests at least 25% of
                                                                                total assets in fixed-income senior
                                                                                securities including bonds, debentures,
                                                                                notes, participation interests in loans,
                                                                                convertible securities and U.S.
                                                                                Government securities.
  ING PARTNERS, INC.--ING PIMCO TOTAL RETURN PORTFOLIO  ING Life Insurance and  Seeks maximum total return, consistent
    (SERVICE CLASS)                                     Annuity Company         with capital preservation and prudent
                                                        Subadviser: Pacific     investment management. Invests under
                                                        Investment Management   normal circumstances at least 65% of net
                                                        Company LLC             assets plus borrowings for investment
                                                                                purposes in a diversified portfolio of
                                                                                fixed income instruments of varying
                                                                                maturities. Invests primarily in
                                                                                investment grade debt securities, but
                                                                                may invest up to 10% of its assets in
                                                                                high yield securities ("junk bonds")
                                                                                rated B or higher by Moody's or S&P, or,
                                                                                if unrated, determined by the subadviser
                                                                                to be of comparable quality.
  ING PARTNERS, INC.--ING SALOMON BROTHERS AGGRESSIVE   ING Life Insurance and  Seeks long-term growth of capital.
    GROWTH PORTFOLIO (formerly ING MFS Emerging         Annuity Company         Invests primarily (at least 80% of net
    Equities Portfolio)                                 Subadviser: Salomon     assets under normal circumstances) in
    (INITIAL CLASS)                                     Brothers Asset          common stocks and related securities,
                                                        Management Inc          such as preferred stocks, convertible
                                                                                securities and depositary receipts, of
                                                                                emerging growth companies.
  ING PARTNERS, INC.--ING SALOMON BROTHERS FUNDAMENTAL  ING Life Insurance and  Seeks capital appreciation. A
    VALUE PORTFOLIO (formerly ING Salomon Brothers      Annuity Company         NONDIVERSIFIED Portfolio that invests
    Capital Portfolio)                                  Subadviser: Salomon     primarily in common stocks and common
    (SERVICE CLASS)                                     Brothers Asset          stock equivalents, such as preferred
                                                        Management Inc          stocks and securities convertible in
                                                                                common stocks, of companies the
                                                                                subadviser believes are undervalues in
                                                                                the marketplace. May invest in
                                                                                investment grade fixed-income securities
                                                                                and may invest up to 20% of net assets
                                                                                in non-convertible debt securities rated
                                                                                below investment grade or, if unrated,
                                                                                are of equivalent quality as determined
                                                                                by the subadviser. May also invest up to
                                                                                20% of assets in securities of foreign
                                                                                issuers.
  ING PARTNERS, INC.--ING SALOMON BROTHERS INVESTORS    ING Life Insurance and  Seeks long-term growth of capital, and
    VALUE PORTFOLIO                                     Annuity Company         secondarily, current income. Invests
    (SERVICE CLASS)                                     Subadviser: Salomon     primarily in common stocks of
                                                        Brothers Asset          established U.S. companies. May also
                                                        Management Inc          invest in other equity securities,
                                                                                including up to 20% of its assets in
                                                                                securities of foreign issuers.

  FUND NAME                                                                     INVESTMENT OBJECTIVE(S)/
                                                        INVESTMENT ADVISER/     SUMMARY OF PRINCIPAL
                                                        SUBADVISER              INVESTMENT STRATEGIES
  ING INVESTORS TRUST--ING MFS T. ROWE PRICE EQUITY     Directed                Seeks substantial dividend income as
    INCOME PORTFOLIO                                    Services, Inc.          well as long-term growth of capital.
    (SERVICE SHARES)                                    Subadviser:             Normally invests at least 80% of its
                                                        Massachusetts           assets in common stocks, with 65% in the
                                                        Financial Services      common stocks of well-established
                                                        Company                 companies paying above-average
                                                                                dividends. The Portfolio may also invest
                                                                                in convertible securities, warrants and
                                                                                preferred stocks.
  ING PARTNERS, INC.--ING T. ROWE PRICE GROWTH EQUITY   ING Life Insurance and  Seeks long-term capital growth, and
    PORTFOLIO                                           Annuity Company         secondarily, increasing dividend income.
    (INITIAL CLASS)                                     Subadviser: T. Rowe     Invests primarily (at least 80% of net
                                                        Price                   assets under normal circumstances) in
                                                        Associates, Inc.        the common stocks. Concentrates its
                                                                                investments in growth companies.
                                                                                Investments in foreign securities are
                                                                                limited to 30% of total assets.
  ING PARTNERS, INC.--ING UBS TACTICAL ASSET            ING Life Insurance and  Seeks total return, consisting of
    ALLOCATION PORTFOLIO                                Annuity Company         long-term capital appreciation and
    (SERVICE CLASS)                                     Subadviser: UBS Global  current income. Allocates assets between
                                                        Asset Management (US)   a stock portion designed to track the
                                                        Inc.                    performance of the Standard & Poor's 500
                                                                                Composite Stock Price Index (S&P 500)
                                                                                and a fixed income portion that consists
                                                                                of either five-year U.S. Treasury notes
                                                                                or U.S. Treasury bills with remaining
                                                                                maturities of 30 days.
  ING PARTNERS, INC.--ING VAN KAMPEN COMSTOCK           ING Life Insurance and  Seeks capital growth and income. Invests
    PORTFOLIO                                           Annuity Company         in a portfolio of equity securities,
    (SERVICE CLASS)                                     Subadviser: Van Kampen  including common stocks, preferred stocks and securities convertible into
                                                                                common and preferred stocks.
  ING VP BALANCED PORTFOLIO, INC.                       ING Investments, LLC    Seeks to maximize investment return,
    (CLASS R SHARES)                                    Subadviser: Aeltus      consistent with reasonable safety of
                                                        Investment              principal, by investing in a diversified
                                                        Management, Inc.        portfolio of one or more of the
                                                                                following asset classes: stocks, bonds
                                                                                and cash equivalents, based on the
                                                                                judgment of the Portfolio's management,
                                                                                of which of those sectors or mix thereof
                                                                                offers the best investment prospects.
                                                                                Typically, maintains approximately 60%
                                                                                of total assets in equities and
                                                                                approximately 40% of total assets in
                                                                                debt (including money market
                                                                                instruments). The Portfolio may invest
                                                                                up to 15% of total assets in high-yield
                                                                                instruments.

  FUND NAME                                                                     INVESTMENT OBJECTIVE(S)/
                                                        INVESTMENT ADVISER/     SUMMARY OF PRINCIPAL
                                                        SUBADVISER              INVESTMENT STRATEGIES
  ING VP BONDPORTFOLIO                                  ING Investments, LLC    Seeks to maximize total return as is
    (CLASS R SHARES)                                    Subadviser: Aeltus      consistent with reasonable risk, through
                                                        Investment              investment in a diversified portfolio
                                                        Management, Inc.        consisting of debt securities. Under
                                                                                normal market conditions, invests at
                                                                                least 80% of net assets in high-grade
                                                                                corporate bonds, mortgage-related and
                                                                                other asset-backed securities, and
                                                                                securities issued or guaranteed by the
                                                                                U.S. Government, its agencies or
                                                                                instrumentalities. The Portfolio may
                                                                                invest up to 15% of total assets in
                                                                                high-yield instruments and up to 25% of
                                                                                total assets in foreign debt securities.
  ING VARIABLE FUNDS--ING VP GROWTH AND INCOME          ING Investments, LLC    Seeks to maximize total return through
    PORTFOLIO                                           Subadviser: Aeltus      investments in a diversified portfolio
    (CLASS R SHARES)                                    Investment              of common stocks and securities
                                                        Management, Inc.        convertible into common stock. Under
                                                                                normal market conditions, invests at
                                                                                least 65% of total assets in common
                                                                                stocks that the Portfolio's subadviser
                                                                                believes have significant potential for
                                                                                capital appreciation or income growth or
                                                                                both.
  ING VARIABLE PRODUCTS TRUST--ING VP GROWTH            ING Investments, LLC    Seeks long-term growth of capital.
    OPPORTUNITIES PORTFOLIO                                                     Invests primarily in common stock of
    (CLASS R SHARES)                                                            U.S. companies that the portfolio
                                                                                managers feel have above average
                                                                                prospects for growth. Under normal
                                                                                market conditions, invests at least 65%
                                                                                of total assets in securities purchased
                                                                                on the basis of the potential for
                                                                                capital appreciation. These securities
                                                                                may be from large-cap, mid-cap or
                                                                                small-cap companies.
  ING VARIABLE PORTFOLIOS, INC.--ING VP GROWTH          ING Investments, LLC    Seeks growth of capital through
    PORTFOLIO                                           Subadviser: Aeltus      investment in a diversified portfolio
    (CLASS R SHARES)                                    Investment              consisting primarily of common stocks
                                                        Management, Inc.        and securities convertible into common
                                                                                stocks believed to offer growth
                                                                                potential. Under normal market
                                                                                conditions, invests at least 65% of
                                                                                total assets in common stocks and
                                                                                securities convertible into common
                                                                                stock.
  ING VARIABLE PORTFOLIOS, INC.--ING VP INDEX PLUS      ING Investments, LLC    Seeks to outperform the total return
    LARGECAP PORTFOLIO                                  Subadviser: Aeltus      performance of the Standard & Poor's 500
    (CLASS R SHARES)                                    Investment              Composite Index (S&P 500), while
                                                        Management, Inc.        maintaining a market level of risk.
                                                                                Invests at least 80% of net assets in
                                                                                stocks included in the S&P 500. The
                                                                                subadviser's objective is to overweight
                                                                                those stocks in the S&P 500 that they
                                                                                believe will outperform the index and
                                                                                underweight or avoid those stocks in the
                                                                                S&P 500 that they believe will
                                                                                underperform the index.

  FUND NAME                                                                     INVESTMENT OBJECTIVE(S)/
                                                        INVESTMENT ADVISER/     SUMMARY OF PRINCIPAL
                                                        SUBADVISER              INVESTMENT STRATEGIES
  ING VARIABLE PORTFOLIOS, INC.--ING VP INDEX PLUS      ING Investments, LLC    Seeks to outperform the total return
    MIDCAP PORTFOLIO                                    Subadviser: Aeltus      performance of the Standard & Poor's
    (CLASS R SHARES)                                    Investment              MidCap 400 Index (S&P 400), while
                                                        Management, Inc.        maintaining a market level of risk.
                                                                                Invests at least 80% of net assets in
                                                                                stocks included in the S&P 400. The
                                                                                subadviser's objective is to overweight
                                                                                those stocks in the S&P 400 that they
                                                                                believe will outperform the index and
                                                                                underweight or avoid those stocks in the
                                                                                S&P 400 that they believe will
                                                                                underperform the index.
  ING VARIABLE PORTFOLIOS, INC.--ING VP INDEX PLUS      ING Investments, LLC    Seeks to outperform the total return
    SMALLCAP PORTFOLIO                                  Subadviser: Aeltus      performance of the Standard and Poor's
    (CLASS R SHARES)                                    Investment              SmallCap 600 Index (S&P 600), while
                                                        Management, Inc.        maintaining a market level of risk.
                                                                                Invests at least 80% of net assets in
                                                                                stocks included in the S&P 600. The
                                                                                subadviser's objective is to overweight
                                                                                those stocks in the S&P 600 that they
                                                                                believe will outperform the index and
                                                                                underweight or avoid those stocks in the
                                                                                S&P 600 that they believe will
                                                                                underperform the index.
  ING VARIABLE PORTFOLIOS, INC.--ING VP INTERNATIONAL   ING Investments, LLC    Seeks long-term capital growth primarily
    EQUITY PORTFOLIO                                    Subadviser: Aeltus      through investment in a diversified
    (CLASS R SHARES)                                    Investment              portfolio of common stocks principally
                                                        Management, Inc.        traded in countries outside of the
                                                                                United States. The Portfolio will not
                                                                                target any given level of current
                                                                                income. Under normal market conditions,
                                                                                invests at least 80% of assets in equity
                                                                                securities and at least 65% of its
                                                                                assets will normally be invested in
                                                                                securities principally traded in three
                                                                                or more countries outside of the U.S.
                                                                                These securities may include common
                                                                                stocks as well as securities convertible
                                                                                into common stock.
  ING VARIABLE PRODUCTS TRUST--ING VP INTERNATIONAL     ING Investments, LLC    Seeks long-term capital appreciation.
    VALUE PORTFOLIO                                                             Invests primarily in foreign companies
    (CLASS R SHARES)                                                            with market capitalizations greater than
                                                                                $1 billion, but may hold up to 25% of
                                                                                assets in companies with smaller market
                                                                                capitalization. Under normal
                                                                                circumstances, will invest at least 65%
                                                                                of total assets in securities of
                                                                                companies located in at least three
                                                                                countries other than the U.S., which may
                                                                                include emerging market countries.

  FUND NAME                                                                     INVESTMENT OBJECTIVE(S)/
                                                        INVESTMENT ADVISER/     SUMMARY OF PRINCIPAL
                                                        SUBADVISER              INVESTMENT STRATEGIES
  ING VARIABLE PRODUCTS TRUST--ING VP MAGNACAP          ING Investments, LLC    Seeks growth of capital, with dividend
    PORTFOLIO                                                                   income as a secondary consideration.
    (CLASS R SHARES)                                                            Under normal conditions, invests at
                                                                                least 80% of assets in equity securities
                                                                                that meet the following criteria:
                                                                                attractive valuation characteristics;
                                                                                dividends; and balance sheet strength.
                                                                                Normally, investments are generally in
                                                                                larger companies that are included in
                                                                                the largest 500 U.S. companies as
                                                                                measured by sales, earnings or assets.
  ING VARIABLE PRODUCTS TRUST--ING VP MIDCAP            ING Investments, LLC    Seeks long-term capital appreciation.
    OPPORTUNITIES PORTFOLIO                                                     Normally invests at least 80% of assets
    (CLASS R SHARES)                                                            in the common stocks of mid-sized U.S.
                                                                                companies that the portfolio managers
                                                                                feel have above average prospects for
                                                                                growth. For this Portfolio, mid-size
                                                                                companies are those with market
                                                                                capitalizations that fall within the
                                                                                range of companies in the Standard &
                                                                                Poor's MidCap 400 Index.
  ING VP MONEY MARKET PORTFOLIO                         ING Investments, LLC    Seeks to provide high current return,
    (CLASS R SHARES)                                    Subadviser: Aeltus      consistent with preservation of capital
                                                        Investment              and liquidity, through investment in
                                                        Management, Inc.        high-quality money market instruments.
                                                                                Invests in a diversified portfolio of
                                                                                high-quality fixed income securities
                                                                                denominated in U.S. dollars, with short
                                                                                remaining maturities. THERE IS NO
                                                                                GUARANTEE THAT THE ING VP MONEY MARKET
                                                                                SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL
                                                                                RETURN.
  ING VP NATURAL RESOURCES TRUST                        ING Investments, LLC    A NONDIVERSIFIED Portfolio that seeks
                                                                                long-term growth of capital primarily
                                                                                through investment in common stocks of
                                                                                companies that own or develop natural
                                                                                resources and other basic commodities,
                                                                                or supply goods and services to such
                                                                                companies. Current income will not be a
                                                                                factor. Total return will consist
                                                                                primarily of capital appreciation.
                                                                                Normally invests at least 80% of assets
                                                                                in companies with substantial natural
                                                                                resource assets. May also lend portfolio
                                                                                securities, up to 33 1/3% of its total
                                                                                assets.

  FUND NAME                                                                     INVESTMENT OBJECTIVE(S)/
                                                        INVESTMENT ADVISER/     SUMMARY OF PRINCIPAL
                                                        SUBADVISER              INVESTMENT STRATEGIES
  ING VARIABLE PORTFOLIOS, INC.--ING VP SMALL COMPANY   ING Investments, LLC    Seeks growth of capital primarily
    PORTFOLIO                                           Subadviser: Aeltus      through investment in a diversified
    (CLASS R SHARES)                                    Investment              portfolio of common stocks and
                                                        Management, Inc.        securities convertible into common
                                                                                stocks of companies with smaller market
                                                                                capitalizations. Under normal market
                                                                                conditions, invests at least 80% of net
                                                                                assets in common stocks and securities
                                                                                convertible into common stock of
                                                                                small-capitalization companies, defined
                                                                                as: 1) the 2,000 smallest of the 3,000
                                                                                largest U.S. companies (as measured by
                                                                                market capitalization); 2) all companies
                                                                                not included above that are included in
                                                                                the Standard & Poor's SmallCap 600 Index
                                                                                or the Russell 2000 Index; and 3)
                                                                                companies with market capitalizations
                                                                                lower than companies included in the
                                                                                first two categories.
  ING VARIABLE PRODUCTS TRUST--ING VP SMALLCAP          ING Investments, LLC    Seeks long-term capital appreciation.
    OPPORTUNITIES PORTFOLIO                                                     Normally invests at least 80% of assets
    (CLASS R SHARES)                                                            in the common stock of smaller, lesser-
                                                                                known U.S. companies that are believed
                                                                                to have above average prospects for
                                                                                growth. For this Portfolio, smaller
                                                                                companies are those with market
                                                                                capitalizations that fall within the
                                                                                range of companies in the Russell 2000
                                                                                Index.
  ING STRATEGIC ALLOCATION PORTFOLIOS, INC.--ING VP     ING Investments, LLC    Seeks to provide total return (i.e.,
    STRATEGIC ALLOCATION BALANCED PORTFOLIO (formerly   Subadviser: Aeltus      income and capital appreciation, both
    ING Generation Portfolios, Inc.--ING VP Crossroads  Investment              realized and unrealized). Managed for
    Portfolio)                                          Management, Inc.        investors seeking a balance between
    (CLASS R SHARES)                                                            income and capital appreciation who
                                                                                generally have an investment horizon
                                                                                exceeding ten years and a moderate level
                                                                                of risk tolerance. Under normal market
                                                                                conditions, allocates assets among
                                                                                several classes of equities,
                                                                                fixed-income securities (including up to
                                                                                15% of total assets in high-yield
                                                                                instruments) and money market
                                                                                instruments. The benchmark portfolio is
                                                                                60% equities, 35% fixed income and 5%
                                                                                money market instruments under neutral
                                                                                market conditions.
  ING STRATEGIC ALLOCATION PORTFOLIOS, INC.--ING VP     ING Investments, LLC    Seeks to provide capital appreciation.
    STRATEGIC ALLOCATION GROWTH PORTFOLIO (formerly     Subadviser: Aeltus      Managed for investors seeking capital
    ING Generation Portfolios, Inc.--ING VP Ascent      Investment              appreciation who generally have an
    Portfolio)                                          Management, Inc.        investment horizon exceeding 15 years
    (CLASS R SHARES)                                                            and a high level of risk tolerance.
                                                                                Under normal market conditions,
                                                                                allocates assets among several classes
                                                                                of equities, fixed-income securities
                                                                                (including up to 15% of total assets in
                                                                                high-yield instruments) and money market
                                                                                instruments. The benchmark portfolio is
                                                                                80% equities and 20% fixed income under
                                                                                neutral market conditions.

  FUND NAME                                                                     INVESTMENT OBJECTIVE(S)/
                                                        INVESTMENT ADVISER/     SUMMARY OF PRINCIPAL
                                                        SUBADVISER              INVESTMENT STRATEGIES
  ING STRATEGIC ALLOCATION PORTFOLIOS, INC.--ING VP     ING Investments, LLC    Seeks to provide total return consistent
    STRATEGIC ALLOCATION INCOME PORTFOLIO (formerly     Subadviser: Aeltus      with preservation of capital. Managed
    ING Generation Portfolios, Inc.--ING VP Legacy      Investment              for investors primarily seeking total
    Portfolio)                                          Management, Inc.        return consistent with capital
    (CLASS R SHARES)                                                            preservation who generally have an
                                                                                investment horizon exceeding five years
                                                                                and a low level of risk tolerance. Under
                                                                                normal market conditions, allocates
                                                                                assets among several classes of
                                                                                equities, fixed-income securities
                                                                                (including up to 15% of total assets in
                                                                                high-yield instruments) and money market
                                                                                instruments. The benchmark portfolio is
                                                                                35% equities, 55% fixed income and 10%
                                                                                money market instruments under neutral
                                                                                market conditions.
  ING VARIABLE PORTFOLIOS, INC.--ING VP TECHNOLOGY      ING Investments, LLC    Seeks long-term capital appreciation.
    PORTFOLIO                                           Subadviser: AIC Asset   Invests at least 80% of net assets in
    (CLASS R SHARES)                                    Management, LLC (AIC)   common stocks and securities convertible
                                                                                into common stock of companies in the
                                                                                information technology industry sector.
  ING VARIABLE PORTFOLIOS, INC.--ING VP VALUE           ING Investments, LLC    Seeks growth of capital primarily
    OPPORTUNITY PORTFOLIO                               Subadviser: Aeltus      through investment in a diversified
    (CLASS R SHARES)                                    Investment              portfolio of common stocks and
                                                        Management, Inc.        securities convertible into common
                                                                                stock. Under normal market conditions,
                                                                                invests at least 65% of total assets in
                                                                                common stocks and securities convertible
                                                                                into common stock.
  JANUS ASPEN SERIES--BALANCED PORTFOLIO                Janus Capital           Seeks long-term capital growth,
    (INSTITUTIONAL SHARES)                                                      consistent with preservation of capital
                                                                                and balanced by current income. Normally
                                                                                invests 40-60% of its assets in
                                                                                securities selected primarily for their
                                                                                growth potential and 40-60% of its
                                                                                assets in securities selected primarily
                                                                                for their income potential. Will
                                                                                normally invest at least 25% of its
                                                                                assets in fixed-income securities.
  JANUS ASPEN SERIES--FLEXIBLE INCOME PORTFOLIO         Janus Capital           Invests primarily in a wide variety of
    (INSTITUTIONAL SHARES)                                                      income-producing securities such as
                                                                                corporate bonds and notes, government
                                                                                securities and preferred stock. Will
                                                                                invest at least 80% of its assets in
                                                                                income-producing securities. Will invest
                                                                                at least 65% of its assets in investment
                                                                                grade debt securities with a
                                                                                dollar-weighted maturity of five to ten
                                                                                years. Will limit its investment in
                                                                                high-yield/high-risk bonds to 35% or
                                                                                less of its net assets.
  JANUS ASPEN SERIES--GROWTH PORTFOLIO                  Janus Capital           Seeks long-term growth of capital in a
    (INSTITUTIONAL SHARES)                                                      manner consistent with the preservation
                                                                                of capital. Invests primarily in common
                                                                                stocks selected for their growth
                                                                                potential. Although it can invest in
                                                                                companies of any size, it generally
                                                                                invests in larger, more established
                                                                                companies.

  FUND NAME                                                                     INVESTMENT OBJECTIVE(S)/
                                                        INVESTMENT ADVISER/     SUMMARY OF PRINCIPAL
                                                        SUBADVISER              INVESTMENT STRATEGIES
  JANUS ASPEN SERIES--MID CAP GROWTH PORTFOLIO          Janus Capital           A NONDIVERSIFIED Portfolio that invests,
    (formerly Aggressive Growth Portfolio)                                      under normal circumstances, at least 80%
    (INSTITUTIONAL SHARES)                                                      of its net assets in equity securities
                                                                                of mid-sized companies whose market
                                                                                capitalization falls, at the time of
                                                                                initial purchase, in the 12-month
                                                                                average of the capitalization ranges of
                                                                                the Russell MidCap Growth Index.
  JANUS ASPEN SERIES--WORLDWIDE GROWTH PORTFOLIO        Janus Capital           Seeks long-term growth of capital in a
    (INSTITUTIONAL SHARES)                                                      manner consistent with the preservation
                                                                                of capital. Invests primarily in common
                                                                                stocks of companies of any size located
                                                                                throughout the world. Normally invests
                                                                                in issuers from at least five different
                                                                                countries, including the United States.
                                                                                May at times invest in fewer than five
                                                                                countries or even in a single country.
  LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME      Lord, Abbett & Co. LLC  Seeks long-term growth of capital and
    PORTFOLIO                                                                   income without excessive fluctuations in
    (CLASS VC SHARES)                                                           market value. Primarily purchases equity
                                                                                securities of large, seasoned, U.S. and
                                                                                multinational companies which Lord
                                                                                Abbett believes are undervalued. May
                                                                                invest in equity securities such as
                                                                                common stocks, convertible bonds,
                                                                                convertible preferred stocks and
                                                                                warrants and similar instruments. Under
                                                                                normal circumstances, will invest at
                                                                                least 80% of net assets in equity
                                                                                securities of large companies with
                                                                                market capitalizations of at least $5
                                                                                billion at the time of purchase. This
                                                                                market capitalization may vary in
                                                                                response to changes in the markets.
  LORD ABBETT SERIES FUND, INC.--MID-CAP VALUE          Lord, Abbett & Co. LLC  Seeks capital appreciation through
    PORTFOLIO                                                                   investments, primarily in equity
    (CLASS VC SHARES)                                                           securities, which are believed to be
                                                                                undervalued in the marketplace. Normally
                                                                                invests at least 80% of net assets, plus
                                                                                the amount of any borrowings for
                                                                                investment purposes, in equity
                                                                                securities of mid-sized companies, those
                                                                                with market capitalizations of roughly
                                                                                $500 million to $10 billion, at the time
                                                                                of purchase. This market capitalization
                                                                                range may vary in response to changes in
                                                                                the markets.
  OPPENHEIMER VARIABLE ACCOUNT FUNDS--OPPENHEIMER       OppenheimerFunds, Inc.  Seeks long-term capital appreciation by
    GLOBAL SECURITIES FUND/VA                                                   investing a substantial portion of
                                                                                assets in securities of foreign issuers,
                                                                                "growth-type" companies, cyclical
                                                                                industries and special situations that
                                                                                are considered to have appreciation
                                                                                possibilities. Invests mainly in common
                                                                                stocks and can also buy other equity
                                                                                securities, including preferred stocks
                                                                                and convertible securities in the U.S.
                                                                                and foreign countries.

  FUND NAME                                                                     INVESTMENT OBJECTIVE(S)/
                                                        INVESTMENT ADVISER/     SUMMARY OF PRINCIPAL
                                                        SUBADVISER              INVESTMENT STRATEGIES
  OPPENHEIMER VARIABLE ACCOUNT FUNDS--OPPENHEIMER       OppenheimerFunds, Inc.  Seeks a high level of current income
    STRATEGIC BOND FUND/VA                                                      principally derived from interest on
                                                                                debt securities. Invests mainly in debt
                                                                                securities of issuers in three market
                                                                                sectors: foreign governments and
                                                                                companies, U.S. Government securities,
                                                                                and lower-grade high-yield securities of
                                                                                U.S. and foreign companies.
  PIONEER VARIABLE CONTRACTS TRUST--PIONEER EQUITY      Pioneer Investment      Seeks current income and long-term
    INCOME VCT PORTFOLIO                                Management, Inc.        growth of capital from a portfolio
    (CLASS I SHARES)                                                            consisting primarily of income producing
                                                                                equity securities of U.S. corporations.
                                                                                Invests at least 80% of total assets in
                                                                                income producing equity securities.
                                                                                Income producing equity securities of
                                                                                U.S. issuers include common stocks,
                                                                                preferred stocks and interests in real
                                                                                estate investment trusts. Remainder of
                                                                                the portfolio may be invested in debt
                                                                                securities, most of which are expected
                                                                                to be convertible into common stocks.
  PIONEER VARIABLE CONTRACTS TRUST--PIONEER FUND VCT    Pioneer Investment      Seeks reasonable income and capital
    PORTFOLIO                                           Management, Inc.        growth. Invests in a broad list of
    (CLASS I SHARES)                                                            carefully selected, reasonably priced
                                                                                securities rather than in securities
                                                                                whose prices reflect a premium resulting
                                                                                from their current market popularity.
                                                                                Invests the major portion of its assets
                                                                                in equity securities, primarily of U.S.
                                                                                issuers.
  PIONEER VARIABLE CONTRACTS TRUST--PIONEER MID CAP     Pioneer Investment      Seeks capital appreciation by investing
    VALUE VCT PORTFOLIO                                 Management, Inc.        in a diversified portfolio of securities
    (CLASS I SHARES)                                                            consisting primarily of common stocks.
                                                                                Normally, invests at least 80% of total
                                                                                assets in equity securities of mid-size
                                                                                companies, that is, companies with
                                                                                market values within the range of market
                                                                                values of companies included in the
                                                                                Russell Midcap-Registered Trademark-
                                                                                Value Index.

                                   APPENDIX V
                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                               TABLE OF CONTENTS

TABLE I--FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT
 CHARGES OF 0.75%.................................       61
TABLE II--FOR CONTRACTS WITH TOTAL SEPARATE
 ACCOUNT CHARGES OF 0.80%.........................       67
TABLE III--FOR CONTRACTS ISSUED TO SAN BERNARDINO
 COUNTY WITH TOTAL SEPARATE ACCOUNT CHARGES OF
 0.95%............................................       70
TABLE IV--FOR CONTRACTS WITH TOTAL SEPARATE
 ACCOUNT CHARGES OF 1.25%.........................       72
TABLE V--FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT
 CHARGES OF 1.50% INCLUDING A 0.25% ADMINISTRATIVE
 EXPENSE CHARGE BEGINNING APRIL 7, 1997...........       78
TABLE VI--FOR CONTRACTS CONTAINING LIMITS ON
 FEES.............................................       81
TABLE VII--FOR CONTRACTS WITH TOTAL SEPARATE
 ACCOUNT CHARGES OF 0.95%.........................       83

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE I
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE EIGHT-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                      2002           2001             2000            1999            1998
                                                      ----           ----             ----            ----            ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                          $9.292          $12.204         $13.801          $9.979(1)
Value at end of period                                 $6.98           $9.292         $12.204         $13.801
Number of accumulation units outstanding at end
 of period                                           117,785          119,757         134,675          11,915
AIM V.I. CORE EQUITY FUND
Value at beginning of period                          $7.636           $9.970         $11.756         $10.215(2)
Value at end of period                                 $6.40           $7.636          $9.970         $11.756
Number of accumulation units outstanding at end
 of period                                           100,703          108,312         148,348          36,163
AIM V.I. GROWTH FUND
Value at beginning of period                          $6.272           $9.558         $12.111          $9.722(1)
Value at end of period                                 $4.30           $6.272          $9.558         $12.111
Number of accumulation units outstanding at end
 of period                                           108,862          144,931         167,340          47,999
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                          $8.488           $9.781         $11.546          $9.764(3)
Value at end of period                                 $5.88           $8.488          $9.781         $11.546
Number of accumulation units outstanding at end
 of period                                            97,537          200,922         129,960          83,637
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                         $20.484          $22.178         $23.066         $20.708         $17.944
Value at end of period                                $17.86          $20.484         $22.178         $23.066         $20.708
Number of accumulation units outstanding at end
 of period                                            15,358           15,423          32,222          37,046          35,544
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                         $19.928          $22.881         $24.687         $20.018         $15.517
Value at end of period                                $17.93          $19.928         $22.881         $24.687         $20.018
Number of accumulation units outstanding at end
 of period                                           690,401          719,837         642,878         732,243         779,942
FIDELITY-REGISTERED TRADEMARK- VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period                         $18.908          $20.045         $18.627         $17.650         $15.930
Value at end of period                                $15.59          $18.908         $20.045         $18.627         $17.650
Number of accumulation units outstanding at end
 of period                                           686,999          619,584         417,042         519,885         630,682
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of period                         $19.140          $23.418         $26.504         $19.430         $14.034
Value at end of period                                $13.28          $19.140         $23.418         $26.504         $19.430
Number of accumulation units outstanding at end
 of period                                           733,179          978,004       1,030,486         874,557         595,859
FIDELITY-REGISTERED TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning of period                         $12.436          $15.894         $19.796         $13.984         $12.496
Value at end of period                                 $9.84          $12.436         $15.894         $19.796         $13.984
Number of accumulation units outstanding at end
 of period                                           183,724          193,611         193,260         182,517         141,714
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period                         $11.570(1)
Value at end of period                                 $9.29
Number of accumulation units outstanding at end
 of period                                            19,784

                                                    1997            1996             1995            1994          1993
                                                    ----            ----             ----            ----          ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
AIM V.I. CORE EQUITY FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
AIM V.I. GROWTH FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                        $15.056          $13.480         $10.518         $11.010      $10.296
Value at end of period                              $17.944          $15.056         $13.480         $10.518      $11.010
Number of accumulation units outstanding at end
 of period                                           31,512           33,352          25,730             752        1,383
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                        $12.593          $10.468         $10.000(1)
Value at end of period                              $15.517          $12.593         $10.468
Number of accumulation units outstanding at end
 of period                                          710,711          569,561         379,862
FIDELITY-REGISTERED TRADEMARK- VIP EQUITY-
INCOME PORTFOLIO
Value at beginning of period                        $12.529          $11.054         $10.000(1)
Value at end of period                              $15.930          $12.529         $11.054
Number of accumulation units outstanding at end
 of period                                          744,774          544,657         294,244
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of period                        $11.451          $10.066         $10.000(1)
Value at end of period                              $14.034          $11.451         $10.066
Number of accumulation units outstanding at end
 of period                                          444,057          379,385         288,576
FIDELITY-REGISTERED TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning of period                        $11.286          $10.052         $10.000(1)
Value at end of period                              $12.496          $11.286         $10.052
Number of accumulation units outstanding at end
 of period                                          102,509           70,271          33,813
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period

------------------------------------------------------------------

                                                  2002       2001       2000        1999        1998        1997
                                                  ----       ----       ----        ----        ----        ----
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                      $8.020(2)
Value at end of period                             $7.34
Number of accumulation units outstanding at end
 of period                                        24,273
ING ALGER GROWTH PORTFOLIO
Value at beginning of period                      $7.780(2)
Value at end of period                             $7.26
Number of accumulation units outstanding at end
 of period                                         1,127
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
Value at beginning of period                     $10.120(1)
Value at end of period                             $8.11
Number of accumulation units outstanding at end
 of period                                         9,662
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period                      $9.970(1)
Value at end of period                             $8.72
Number of accumulation units outstanding at end
 of period                                        13,543
ING GOLDMAN SACHS-REGISTERED TRADEMARK- CAPITAL
GROWTH PORTFOLIO
Value at beginning of period                      $8.320(3)
Value at end of period                             $8.07
Number of accumulation units outstanding at end
 of period                                         1,590
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
Value at beginning of period                     $19.437     $26.801    $33.582     $21.359     $18.070     $17.838(1)
Value at end of period                            $15.80     $19.437    $26.801     $33.582     $21.359     $18.070
Number of accumulation units outstanding at end
 of period                                       200,629     242,232    266,458     331,362     257,953     280,633
ING JPMORGAN MIDCAP VALUE PORTFOLIO
Value at beginning of period                     $10.050(1)
Value at end of period                             $9.20
Number of accumulation units outstanding at end
 of period                                         8,925
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                     $27.966     $37.448    $40.017     $27.097     $21.541     $21.225(1)
Value at end of period                            $19.38     $27.966    $37.448     $40.017     $27.097     $21.541
Number of accumulation units outstanding at end
 of period                                       180,680     212,226    260,806     202,966     167,065     164,474
ING MFS GLOBAL GROWTH PORTFOLIO
Value at beginning of period                      $9.320(4)
Value at end of period                             $8.35
Number of accumulation units outstanding at end
 of period                                            54
ING MFS RESEARCH EQUITY PORTFOLIO
Value at beginning of period                     $14.392     $18.328    $19.332     $15.703     $12.863     $13.110(1)
Value at end of period                            $10.73     $14.392    $18.328     $19.332     $15.703     $12.863
Number of accumulation units outstanding at end
 of period                                       226,503     270,714    292,094     331,760     428,785     462,383
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period                     $10.000(1)
Value at end of period                            $10.75
Number of accumulation units outstanding at end
 of period                                        69,179
ING SALOMON BROTHERS AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                     $15.534     $20.927    $29.605     $19.769     $15.361     $15.547(1)
Value at end of period                             $9.97     $15.534    $20.927     $29.605     $19.769     $15.361
Number of accumulation units outstanding at end
 of period                                       337,985     443,965    478,944     457,665     562,097     598,078

                                                    1996         1995        1994      1993
                                                    ----         ----        ----      ----
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING ALGER GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING GOLDMAN SACHS-REGISTERED TRADEMARK- CAPITAL
GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING JPMORGAN MIDCAP VALUE PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING MFS GLOBAL GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING MFS RESEARCH EQUITY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING SALOMON BROTHERS AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period

------------------------------------------------------------------

                                                       2002            2001             2000            1999            1998
                                                       ----            ----             ----            ----            ----
ING SALOMON BROTHERS FUNDAMENTAL VALUE
PORTFOLIO
Value at beginning of period                            $7.640(5)
Value at end of period                                   $7.69
Number of accumulation units outstanding at end
 of period                                                 655
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                           $19.759          $22.174         $22.348         $18.407         $14.534
Value at end of period                                  $15.04          $19.759         $22.174         $22.348         $18.407
Number of accumulation units outstanding at end
 of period                                             242,810          246,671         271,254         314,992         335,510
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period                           $10.230(1)
Value at end of period                                   $8.34
Number of accumulation units outstanding at end
 of period                                              26,016
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                           $23.535          $24.755         $25.081         $22.244         $19.166
Value at end of period                                  $20.95          $23.535         $24.755         $25.081         $22.244
Number of accumulation units outstanding at end
 of period                                             986,779        1,282,885       1,315,034       1,579,288       1,798,425
ING VP BOND PORTFOLIO
Value at beginning of period                           $16.749          $15.519         $14.260         $14.475         $13.486
Value at end of period                                  $18.01          $16.749         $15.519         $14.260         $14.475
Number of accumulation units outstanding at end
 of period                                           1,401,270        1,582,543       1,459,552       1,654,932       2,012,308
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                           $21.072          $26.020         $29.444         $25.265         $22.233
Value at end of period                                  $15.69          $21.072         $26.020         $29.444         $25.265
Number of accumulation units outstanding at end
 of period                                           7,378,211        8,597,331      10,227,817      11,813,416      12,975,484
ING VP GROWTH PORTFOLIO
Value at beginning of period                           $15.311          $21.151         $24.203         $18.067         $13.239(1)
Value at end of period                                  $10.80          $15.311         $21.151         $24.203         $18.067
Number of accumulation units outstanding at end
 of period                                             558,746          662,293         791,027         626,397         428,697
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                           $18.059          $21.065         $23.427         $18.989         $14.538
Value at end of period                                  $14.07          $18.059         $21.065         $23.427         $18.989
Number of accumulation units outstanding at end
 of period                                             999,688        1,191,685       1,133,418       1,552,902       1,060,363
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period                           $14.642          $14.951         $12.561         $10.928          $9.950(2)
Value at end of period                                  $12.78          $14.642         $14.951         $12.561         $10.928
Number of accumulation units outstanding at end
 of period                                             757,291          512,594         357,969          60,811          16,207
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period                           $10.776          $10.602          $9.727          $8.846          $9.407(3)
Value at end of period                                   $9.28          $10.776         $10.602          $9.727          $8.846
Number of accumulation units outstanding at end
 of period                                             328,141          169,151          74,216          76,971          53,460
ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period                            $8.793          $11.639         $14.718          $9.798         $10.288(3)
Value at end of period                                   $6.40           $8.793         $11.639         $14.718          $9.798
Number of accumulation units outstanding at end
 of period                                              59,835           80,011          84,649          44,538          29,000
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period                            $9.940(1)
Value at end of period                                   $8.03
Number of accumulation units outstanding at end
 of period                                              34,787

                                                    1997            1996             1995            1994          1993
                                                    ----            ----             ----            ----          ----
ING SALOMON BROTHERS FUNDAMENTAL VALUE
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                        $14.237(1)
Value at end of period                              $14.534
Number of accumulation units outstanding at end
 of period                                          360,615
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                        $15.765          $13.803         $10.971         $11.164      $10.286
Value at end of period                              $19.166          $15.765         $13.803         $10.971      $11.164
Number of accumulation units outstanding at end
 of period                                        1,970,116        2,141,189       6,430,772       3,541,703      318,711
ING VP BOND PORTFOLIO
Value at beginning of period                        $12.546          $12.212         $10.457         $11.006      $10.160
Value at end of period                              $13.486          $12.546         $12.212         $10.457      $11.006
Number of accumulation units outstanding at end
 of period                                        1,921,538        2,206,334       4,853,662       1,988,960      166,913
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                        $17.246          $13.972         $10.698         $10.940      $10.378
Value at end of period                              $22.233          $17.246         $13.972         $10.698      $10.940
Number of accumulation units outstanding at end
 of period                                       14,879,862       14,930,380      30,554,957      11,117,383      879,670
ING VP GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                        $10.940          $10.000(1)
Value at end of period                              $14.538          $10.940
Number of accumulation units outstanding at end
 of period                                          485,417           72,973
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period

------------------------------------------------------------------

                                                   2002        2001       2000        1999        1998        1997
                                                   ----        ----       ----        ----        ----        ----
ING VP MAGNACAP PORTFOLIO
Value at beginning of period                        $8.720(1)
Value at end of period                               $6.85
Number of accumulation units outstanding at end
 of period                                           3,913
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period                        $8.800(1)
Value at end of period                               $6.97
Number of accumulation units outstanding at end
 of period                                          10,442
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                       $14.318     $13.879    $13.145     $12.604     $12.041     $11.502
Value at end of period                              $14.44     $14.318    $13.879     $13.145     $12.604     $12.041
Number of accumulation units outstanding at end
 of period                                       2,039,091   2,482,499  2,718,810   2,521,960   2,102,275   2,066,545
ING VP NATURAL
RESOURCES TRUST
Value at beginning of period                       $12.420     $14.886    $12.670     $11.189     $14.025     $13.188
Value at end of period                              $12.07     $12.420    $14.886     $12.670     $11.189     $14.025
Number of accumulation units outstanding at end
 of period                                          20,937      40,152     43,624      65,370      92,175     106,926
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                       $19.526     $18.917    $17.859     $13.751     $13.704     $13.211(1)
Value at end of period                              $14.88     $19.526    $18.917     $17.859     $13.751     $13.704
Number of accumulation units outstanding at end
 of period                                         362,104     356,106    282,407     177,817      90,092       2,408
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period                        $7.510(1)
Value at end of period                               $5.02
Number of accumulation units outstanding at end
 of period                                           3,032
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
Value at beginning of period                       $15.410     $16.694    $16.750     $15.312     $14.566     $12.483
Value at end of period                              $13.84     $15.410    $16.694     $16.750     $15.312     $14.566
Number of accumulation units outstanding at end
 of period                                         145,425     120,719    125,910     124,069     119,246     100,256
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period                       $15.799     $17.996    $18.253     $16.082     $15.535     $13.055
Value at end of period                              $13.52     $15.799    $17.996     $18.253     $16.082     $15.535
Number of accumulation units
 outstanding at end of period                      151,275     123,989    118,220     129,605     104,608      90,134
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
Value at beginning of period                       $15.285     $15.775    $15.164     $14.266     $13.441     $11.826
Value at end of period                              $14.51     $15.285    $15.775     $15.164     $14.266     $13.441
Number of accumulation units outstanding at end
 of period                                          43,245      51,743     59,794      77,496     120,312      54,849
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                        $4.473      $5.850     $9.999(1)
Value at end of period                               $2.61      $4.473     $5.850
Number of accumulation units outstanding at end
 of period                                         470,065     549,436    319,735
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period                       $18.828     $20.989    $19.190     $16.169     $12.632(1)
Value at end of period                              $13.84     $18.828    $20.989     $19.190     $16.169
Number of accumulation units outstanding at end
 of period                                         246,273     283,291    121,019      93,802      91,722
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                       $23.285     $24.619    $25.370     $20.165     $15.130     $12.484
Value at end of period                              $21.62     $23.285    $24.619     $25.370     $20.165     $15.130
Number of accumulation units outstanding at end
 of period                                         630,340     787,162    688,649     545,606     241,070     152,646

                                                    1996         1995        1994      1993
                                                    ----         ----        ----      ----
ING VP MAGNACAP PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                         $11.007     $10.509     $10.223  $10.031
Value at end of period                               $11.502     $11.007     $10.509  $10.223
Number of accumulation units outstanding at end
 of period                                         2,421,519   4,354,272   1,822,449   90,782
ING VP NATURAL
RESOURCES TRUST
Value at beginning of period                         $10.479      $9.079      $9.716  $10.000(1)
Value at end of period                               $13.188     $10.479      $9.079   $9.716
Number of accumulation units outstanding at end
 of period                                            73,699     162,462     141,076   27,908
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
Value at beginning of period                         $10.594     $10.000(1)
Value at end of period                               $12.483     $10.594
Number of accumulation units outstanding at end
 of period                                            26,260      16,953
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period                         $10.652     $10.000(1)
Value at end of period                               $13.055     $10.652
Number of accumulation units
 outstanding at end of period                         35,959      16,791
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
Value at beginning of period                         $10.443     $10.000(2)
Value at end of period                               $11.826     $10.443
Number of accumulation units outstanding at end
 of period                                             7,510       2,222
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                         $10.835     $10.000(1)
Value at end of period                               $12.484     $10.835
Number of accumulation units outstanding at end
 of period                                           111,525       7,772

------------------------------------------------------------------

                                                   2002        2001       2000        1999        1998        1997
                                                   ----        ----       ----        ----        ----        ----
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                       $17.891     $16.731    $15.864     $15.731     $14.527     $13.096
Value at end of period                              $19.62     $17.891    $16.731     $15.864     $15.731     $14.527
Number of accumulation units outstanding at end
 of period                                         231,891     323,208    237,152     190,660     199,467      97,715
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                       $18.966     $25.390    $29.936     $20.948     $15.558     $12.770
Value at end of period                              $13.83     $18.966    $25.390     $29.936     $20.948     $15.558
Number of accumulation units outstanding at end
 of period                                         565,226     710,104    757,793     668,409     244,107     197,548
JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period                       $18.857     $31.380    $46.370     $20.726     $15.554     $13.909
Value at end of period                              $13.49     $18.857    $31.380     $46.370     $20.726     $15.554
Number of accumulation units outstanding at end
 of period                                         858,374   1,131,518  1,382,322   1,056,343     459,710     427,692
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                       $22.744     $29.545    $35.298     $21.626     $16.901     $13.940
Value at end of period                              $16.82     $22.744    $29.545     $35.298     $21.626     $16.901
Number of accumulation units outstanding at end
 of period                                       1,211,566   1,445,274  1,691,751   1,601,735   1,346,457   1,273,110
LORD ABBETT GROWTH AND INCOME PORTFOLIO
Value at beginning of period                        $9.370(1)
Value at end of period                               $7.91
Number of accumulation units outstanding at end
 of period                                          20,717
LORD ABBETT MID-CAP VALUE PORTFOLIO
Value at beginning of period                        $9.680(1)
Value at end of period                               $8.38
Number of accumulation units outstanding at end
 of period                                          44,193
OPPENHEIMER GLOBAL SECURITIES FUND / VA
Value at beginning of period                       $14.400     $16.495    $15.814     $10.053     $10.004(2)
Value at end of period                              $11.13     $14.400    $16.495     $15.814     $10.053
Number of accumulation units outstanding at end
 of period                                         294,074     242,920    177,896      38,363       9,360
OPPENHEIMER STRATEGIC BOND FUND / VA
Value at beginning of period                       $10.742     $10.323    $10.133      $9.929     $10.098(2)
Value at end of period                              $11.46     $10.742    $10.323     $10.133      $9.929
Number of accumulation units outstanding at end
 of period                                          53,131      17,304     13,676       3,553         625
PIONEER EQUITY INCOME VCT PORTFOLIO
Value at beginning of period                        $9.620(1)
Value at end of period                               $8.05
Number of accumulation units outstanding at end
 of period                                           6,033
PIONEER FUND VCT PORTFOLIO
Value at beginning of period                        $7.580(5)
Value at end of period                               $7.59
Number of accumulation units outstanding at end
 of period                                             172
PIONEER MID CAP VALUE VCT PORTFOLIO
Value at beginning of period                       $10.500(1)
Value at end of period                               $8.80
Number of accumulation units outstanding at end
 of period                                           1,847

                                                    1996         1995        1994      1993
                                                    ----         ----        ----      ----
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                         $12.094      $9.886     $10.000(1)
Value at end of period                               $13.096     $12.094      $9.886
Number of accumulation units outstanding at end
 of period                                            73,340      84,048      15,893
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                         $10.870     $10.000(1)
Value at end of period                               $12.770     $10.870
Number of accumulation units outstanding at end
 of period                                           144,443      26,022
JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period                         $12.992     $10.319     $10.000(1)
Value at end of period                               $13.909     $12.992     $10.319
Number of accumulation units outstanding at end
 of period                                           433,363     723,839     131,702
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                         $10.893     $10.000(1)
Value at end of period                               $13.940     $10.893
Number of accumulation units outstanding at end
 of period                                           803,488     227,582
LORD ABBETT GROWTH AND INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
LORD ABBETT MID-CAP VALUE PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
OPPENHEIMER GLOBAL SECURITIES FUND / VA
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
OPPENHEIMER STRATEGIC BOND FUND / VA
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
PIONEER EQUITY INCOME VCT PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
PIONEER FUND VCT PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
PIONEER MID CAP VALUE VCT PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period

------------------------------------------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during May 2002.
(2)  Funds were first received in this option during November 2002.
(3)  Funds were first received in this option during October 2002.
(4)  Funds were first received in this option during July 2002.
(5)  Funds were first received in this option during December 2002.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during May 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during August 1999.
(2)  Funds were first received in this option during July 1999.
(3)  Funds were first received in this option during May 1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during January 1998.
(2)  Funds were first received in this option during July 1998.
(3)  Funds were first received in this option during June 1998.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during November 1997.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1996:
(1) The initial accumulation unit value was established at $10.000 during September 1996 when the portfolio became available under the contract.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1995:
(1) The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.
(2) The initial accumulation unit value was established at $10.000 during September 1995, when the fund became available under the contract.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1994:
(1) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1993:
(1) The initial accumulation unit value was established at $10.000 on May 26, 1993, the date on which the fund became available under the contract.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE II
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                       2002           2001           2000           1999
                                                       ----           ----           ----           ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                            $6.970(1)
Value at end of period                                   $6.96
Number of accumulation units outstanding at end
 of period                                                 756
AIM V.I. CORE EQUITY FUND
Value at beginning of period                            $7.626         $9.962        $10.973(1)
Value at end of period                                   $6.39         $7.626         $9.962
Number of accumulation units outstanding at end
 of period                                                 866            207             56
AIM V.I. GROWTH FUND
Value at beginning of period                            $6.263         $9.550        $12.772(2)
Value at end of period                                   $4.29         $6.263         $9.550
Number of accumulation units outstanding at end
 of period                                               1,038          2,465          2,234
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                            $8.477         $9.773        $10.772(3)
Value at end of period                                   $5.86         $8.477         $9.773
Number of accumulation units outstanding at end
 of period                                               1,140          1,681          1,829
FIDELITY-REGISTERED TRADEMARK- VIP CONTRAFUND
-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                           $11.118        $12.772        $13.787        $11.460(1)
Value at end of period                                  $10.00        $11.118        $12.772        $13.787
Number of accumulation units outstanding at end
 of period                                              19,242          9,644          7,548          5,461
FIDELITY-REGISTERED TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of period                           $10.802        $11.457        $10.651        $10.184(1)
Value at end of period                                   $8.90        $10.802        $11.457        $10.651
Number of accumulation units outstanding at end
 of period                                               8,584          1,968          1,315            654
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of period                           $11.560        $14.152        $16.024        $12.390(1)
Value at end of period                                   $8.02        $11.560        $14.152        $16.024
Number of accumulation units outstanding at end
 of period                                              12,915          8,593          6,686          4,299
FIDELITY-REGISTERED TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning of period                            $8.665        $11.081        $10.700(1)
Value at end of period                                   $6.85         $8.665        $11.081
Number of accumulation units outstanding at end
 of period                                                  60             61             42
ING GOLDMAN SACHS-REGISTERED TRADEMARK- CAPITAL
GROWTH PORTFOLIO
Value at beginning of period                            $8.070(1)
Value at end of period                                   $8.07
Number of accumulation units outstanding at end
 of period                                                 652
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
Value at beginning of period                                          $12.397        $15.541        $10.107(1)
Value at end of period                                                 $9.832        $12.397        $15.541
Number of accumulation units outstanding at end
 of period                                                                  0            321            230
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                           $10.983        $14.714        $15.732        $10.883(1)
Value at end of period                                   $7.61        $10.983        $14.714        $15.732
Number of accumulation units outstanding at end
 of period                                                 269          2,679            718            188
ING OPCAP BALANCED VALUE PORTFOLIO
Value at beginning of period                            $7.940(2)
Value at end of period                                   $8.37
Number of accumulation units outstanding at end
 of period                                                 822
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period                           $10.320(2)
Value at end of period                                  $10.75
Number of accumulation units outstanding at end
 of period                                                 676
ING SALOMON BROTHERS AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                            $8.497        $11.453        $16.210        $10.087(1)
Value at end of period                                   $5.45         $8.497        $11.453        $16.210
Number of accumulation units outstanding at end
 of period                                               2,175          1,964          8,940         12,648
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                           $11.702        $13.138        $13.248        $10.925(1)
Value at end of period                                   $8.90        $11.702        $13.138        $13.248
Number of accumulation units outstanding at end
 of period                                               1,682          1,873          1,705          1,256

------------------------------------------------------------------

                                                       2002           2001           2000           1999
                                                       ----           ----           ----           ----
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period                            $8.590(3)
Value at end of period                                   $8.33
Number of accumulation units outstanding at end
 of period                                                 251
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                           $11.157        $11.741        $11.902        $10.548(1)
Value at end of period                                   $9.93        $11.157        $11.741        $11.902
Number of accumulation units outstanding at end
 of period                                               4,113          5,808          8,875          7,910
ING VP BOND PORTFOLIO
Value at beginning of period                           $11.996        $11.121        $10.970(1)
Value at end of period                                  $12.89        $11.996        $11.121
Number of accumulation units outstanding at end
 of period                                               2,109            809              8
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                            $8.495        $10.495        $11.882        $10.246(1)
Value at end of period                                   $6.32         $8.495        $10.495        $11.882
Number of accumulation units outstanding at end
 of period                                              36,379         35,672         34,376         25,734
ING VP GROWTH PORTFOLIO
Value at beginning of period                            $9.539        $13.184        $15.094        $11.536(1)
Value at end of period                                   $6.72         $9.539        $13.184        $15.094
Number of accumulation units outstanding at end
 of period                                               2,599          8,282          6,155          4,940
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                           $10.532        $12.292        $13.677        $11.411(1)
Value at end of period                                   $8.20        $10.532        $12.292        $13.677
Number of accumulation units outstanding at end
 of period                                              15,082         16,047         21,613         18,623
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period                           $15.261        $15.591        $15.024(1)
Value at end of period                                  $13.31        $15.261        $15.591
Number of accumulation units outstanding at end
 of period                                              18,709          4,872          2,190
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period                           $11.604        $11.423        $10.485         $8.325(1)
Value at end of period                                   $9.99        $11.604        $11.423        $10.485
Number of accumulation units outstanding at end
 of period                                                 754             10             10             10
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period                            $9.070(4)
Value at end of period                                   $8.03
Number of accumulation units outstanding at end
 of period                                                 963
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                           $11.610        $11.260        $11.066(4)
Value at end of period                                  $11.70        $11.610        $11.260
Number of accumulation units outstanding at end
 of period                                              16,459          8,973             46
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                           $13.491        $13.077        $12.352         $8.741(1)
Value at end of period                                  $10.27        $13.491        $13.077        $12.352
Number of accumulation units outstanding at end
 of period                                              35,405         31,307         35,990         25,984
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
Value at beginning of period                           $10.788        $11.139        $10.713         $9.846(1)
Value at end of period                                       0        $10.788        $11.139        $10.713
Number of accumulation units outstanding at end
 of period                                                   0            525            832          3,827
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                            $4.469         $5.848         $7.729(5)
Value at end of period                                   $2.60         $4.469         $5.848
Number of accumulation units outstanding at end
 of period                                               3,512          3,508          3,062
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period                           $12.749        $14.220        $13.007        $10.626(1)
Value at end of period                                   $9.36        $12.749        $14.220        $13.007
Number of accumulation units outstanding at end
 of period                                              25,733         23,907         14,497         11,412
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                           $13.276        $14.043        $14.479        $12.137(1)
Value at end of period                                  $12.32        $13.276        $14.043        $14.479
Number of accumulation units outstanding at end
 of period                                              21,382         13,630          2,450            436
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                           $11.721        $10.967        $10.404        $10.355(1)
Value at end of period                                  $12.85        $11.721        $10.967        $10.404
Number of accumulation units outstanding at end
 of period                                               1,938          1,721          1,409            978
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                           $10.325        $13.829        $16.313        $12.040(1)
Value at end of period                                   $7.53        $10.325        $13.829        $16.313
Number of accumulation units outstanding at end
 of period                                              10,427         23,971         13,511          4,195
JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period                           $10.599        $17.646        $26.089        $12.588(1)
Value at end of period                                   $7.58        $10.599        $17.646        $26.089
Number of accumulation units outstanding at end
 of period                                               4,663         26,238         16,278         11,071
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                           $10.694        $13.899        $16.613        $10.532(1)
Value at end of period                                   $7.90        $10.694        $13.899        $16.613
Number of accumulation units outstanding at end
 of period                                              25,671         30,407         26,789         17,701

------------------------------------------------------------------

                                                       2002           2001           2000           1999
                                                       ----           ----           ----           ----
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                           $14.460        $16.571        $16.352(6)
Value at end of period                                  $11.17        $14.460        $16.571
Number of accumulation units outstanding at end
 of period                                              12,340          5,322            151

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during October 2002.
(2)  Funds were first received in this option during August 2002.
(3)  Funds were first received in this option during July 2002.
(4) Funds were first received in this option during June 2002. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during November 2000.
(2)  Funds were first received in this option during March 2000.
(3)  Funds were first received in this option during January 2000.
(4)  Funds were first received in this option during August 2000.
(5)  Funds were first received in this option during September 2000.
(6) Funds were first received in this option during October 2000. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during March 1999.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE III
   FOR CONTRACTS ISSUED TO SAN BERNARDINO COUNTY WITH TOTAL SEPARATE ACCOUNT
                                CHARGES OF 0.95%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                       2002          2001          2000          1999
                                                       ----          ----          ----          ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                           $9.382       $12.316       $14.871(1)
Value at end of period                                  $7.07        $9.382       $12.316
Number of accumulation units outstanding at end
 of period                                                580           581           166
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                           $8.666        $9.981       $10.090(2)
Value at end of period                                  $6.02        $8.666        $9.981
Number of accumulation units outstanding at end
 of period                                                477           423           380
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                          $21.956       $25.197       $27.241       $23.549(2)
Value at end of period                                 $19.81       $21.956       $25.197       $27.241
Number of accumulation units outstanding at end
 of period                                              5,101         4,992         4,544         4,166
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of period                          $19.011       $23.250       $26.366       $22.058(1)
Value at end of period                                 $13.23       $19.011       $23.250       $26.366
Number of accumulation units outstanding at end
 of period                                                336           338           246           152
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                          $30.112       $40.304       $43.155       $33.592(1)
Value at end of period                                 $20.94       $30.112       $40.304       $43.155
Number of accumulation units outstanding at end
 of period                                                374           375         1,516         1,516
ING SALOMON BROTHERS AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                          $15.056       $20.274       $28.739       $21.207(1)
Value at end of period                                  $9.70       $15.056       $20.274       $28.739
Number of accumulation units outstanding at end
 of period                                                380           380           380           547
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                          $22.342       $25.061       $25.309       $21.843(1)
Value at end of period                                 $17.06       $22.342       $25.061       $25.309
Number of accumulation units outstanding at end
 of period                                              1,012         1,013         1,629         1,557
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                          $30.012       $29.875(1)
Value at end of period                                 $26.80       $30.012
Number of accumulation units outstanding at end
 of period                                                 32            32
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                         $203.849      $251.601      $285.280      $263.583(1)
Value at end of period                                $152.21      $203.849      $251.601      $285.280
Number of accumulation units outstanding at end
 of period                                                206           252           240           347
ING VP GROWTH PORTFOLIO
Value at beginning of period                                                      $18.142       $15.198(1)
Value at end of period                                                            $19.263       $18.142
Number of accumulation units outstanding at end
 of period                                                                              0         2,736
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                          $17.754       $20.701       $22.657(3)
Value at end of period                                 $13.87       $17.754       $20.701
Number of accumulation units outstanding at end
 of period                                                 54           244           101
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period                          $15.107       $13.477(2)
Value at end of period                                 $13.22       $15.107
Number of accumulation units outstanding at end
 of period                                                253            66
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                          $48.445       $47.809(3)
Value at end of period                                      0       $48.445
Number of accumulation units outstanding at end
 of period                                                  0           216
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                          $14.099       $14.029(3)
Value at end of period                                 $10.78       $14.099
Number of accumulation units outstanding at end
 of period                                              2,960         2,044
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
Value at beginning of period                          $15.133       $16.387       $16.474       $15.521(1)
Value at end of period                                 $13.63       $15.133       $16.387       $16.474
Number of accumulation units outstanding at end
 of period                                              2,853         2,469         2,097         1,778

------------------------------------------------------------------

                                                       2002          2001          2000          1999
                                                       ----          ----          ----          ----
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period                          $13.998       $14.079(1)
Value at end of period                                 $10.32       $13.998
Number of accumulation units outstanding at end
 of period                                                 68            68
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                          $22.867       $24.167       $24.954       $21.430(1)
Value at end of period                                 $21.30       $22.867       $24.167       $24.954
Number of accumulation units outstanding at end
 of period                                                 42            42         3,057         3,842
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                          $17.584       $17.723(1)
Value at end of period                                 $19.34       $17.584
Number of accumulation units outstanding at end
 of period                                                 54            54
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                          $20.285       $27.143       $32.068       $25.578(1)
Value at end of period                                 $14.84       $20.285       $27.143       $32.068
Number of accumulation units outstanding at end
 of period                                                617           617           616           597
JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period                          $21.803       $36.266       $53.698       $32.641(1)
Value at end of period                                 $15.64       $21.803       $36.266       $53.698
Number of accumulation units outstanding at end
 of period                                              1,631         2,367         4,041         2,972
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                          $24.889       $32.317       $38.687       $26.861(1)
Value at end of period                                 $18.46       $24.889       $32.317       $38.687
Number of accumulation units outstanding at end
 of period                                              2,203         2,238         2,080         1,791

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during November 2001.
(2)  Funds were first received in this option during October 2001.
(3) Funds were first received in this option during July 2001. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during June 2000.
(2)  Funds were first received in this option during October 2000.
(3) Funds were first received in this option during March 2000. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during September 1999.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE IV
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE EIGHT-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                  2002       2001       2000        1999        1998        1997
                                                  ----       ----       ----        ----        ----        ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                      $9.168     $12.101    $13.753     $10.008(1)
Value at end of period                             $6.85      $9.168    $12.101     $13.753
Number of accumulation units outstanding at end
 of period                                         7,142      21,607     16,498       2,630
AIM V.I. CORE EQUITY FUND
Value at beginning of period                      $7.534      $9.887    $11.716      $9.568(1)
Value at end of period                             $6.28      $7.534     $9.887     $11.716
Number of accumulation units outstanding at end
 of period                                        41,012      40,659     55,310      10,587
AIM V.I. GROWTH FUND
Value at beginning of period                      $6.188      $9.477    $12.069      $9.663(1)
Value at end of period                             $4.22      $6.188     $9.477     $12.069
Number of accumulation units outstanding at end
 of period                                        17,754      22,530     15,454       1,843
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                      $8.375      $9.699    $11.506      $9.891(2)
Value at end of period                             $5.77      $8.375     $9.699     $11.506
Number of accumulation units outstanding at end
 of period                                        17,055      23,206     11,764       6,924
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                     $19.893     $21.647    $22.626     $20.415     $17.779     $14.992
Value at end of period                            $17.26     $19.893    $21.647     $22.626     $20.415     $17.779
Number of accumulation units outstanding at end
 of period                                         5,689       7,168      7,201       8,236       8,742      20,122
FIDELITY-REGISTERED TRADEMARK- VIP CONTRAFUND
-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                     $19.354     $22.333    $24.217     $19.735     $15.374     $12.540
Value at end of period                            $17.33     $19.354    $22.333     $24.217     $19.735     $15.374
Number of accumulation units outstanding at end
 of period                                       368,356     350,846    365,499     449,134     488,102     465,699
FIDELITY-REGISTERED TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of period                     $18.363     $19.565    $18.272     $17,400     $15.784     $12.475
Value at end of period                            $15.06     $18.363    $19.565     $18.272     $17.400     $15.784
Number of accumulation units outstanding at end
 of period                                       362,704     304,410    204,704     236,374     298,921     328,562
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of period                     $18.588     $22.858    $25.999     $19.155     $13.904     $11.402
Value at end of period                            $12.83     $18.588    $22.858     $25.999     $19.155     $13.904
Number of accumulation units outstanding at end
 of period                                       424,020     497,068    536,656     474,649     324,558     229,060
FIDELITY-REGISTERED TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning of period                     $12.077     $15.514    $19.419     $13.786     $12.381     $11.238
Value at end of period                             $9.51     $12.077    $15.514     $19.419     $13.786     $12.381
Number of accumulation units outstanding at end
 of period                                        41,584      40,745     33,208      37,275      54,226      51,781
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period                     $11.680(1)
Value at end of period                             $9.22
Number of accumulation units outstanding at end
 of period                                        19,632

                                                    1996         1995        1994      1993
                                                    ----         ----        ----      ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
AIM V.I. CORE EQUITY FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
AIM V.I. GROWTH FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                         $13.480     $10.518     $11.010  $10.296
Value at end of period                               $14.992     $13.480     $10.518  $11.010
Number of accumulation units outstanding at end
 of period                                             6,303      25,730         752    1,383
FIDELITY-REGISTERED TRADEMARK- VIP CONTRAFUND
-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                         $10.468     $10.000(1)
Value at end of period                               $12.540     $10.468
Number of accumulation units outstanding at end
 of period                                           273,189     379,862
FIDELITY-REGISTERED TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of period                         $11.054     $10.000(1)
Value at end of period                               $12.475     $11.054
Number of accumulation units outstanding at end
 of period                                           208,072     294,244
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of period                         $10.066     $10.000(1)
Value at end of period                               $11.402     $10.066
Number of accumulation units outstanding at end
 of period                                           199,720     288,576
FIDELITY-REGISTERED TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning of period                         $10.052     $10.000(1)
Value at end of period                               $11.238     $10.052
Number of accumulation units outstanding at end
 of period                                            38,994      33,813
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period

------------------------------------------------------------------

                                                  2002       2001       2000        1999        1998        1997
                                                  ----       ----       ----        ----        ----        ----
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                      $7.340(2)
Value at end of period                             $7.31
Number of accumulation units outstanding at end
 of period                                            70
ING ALGER GROWTH PORTFOLIO
Value at beginning of period                      $9.420(3)
Value at end of period                             $7.24
Number of accumulation units outstanding at end
 of period                                           170
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
Value at beginning of period                      $9.470(4)
Value at end of period                             $9.30
Number of accumulation units outstanding at end
 of period                                         6,554
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period                      $9.860(4)
Value at end of period                             $9.68
Number of accumulation units outstanding at end
 of period                                         6,057
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
Value at beginning of period                     $18.876     $26.160    $32.942     $21.057     $17.903     $17.682(1)
Value at end of period                            $15.27     $18.876    $26.160     $32.942     $21.057     $17.903
Number of accumulation units outstanding at end
 of period                                       216,775     254,404    286,301     316,726     360,392     411,600
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period                      $9.120(5)
Value at end of period                             $9.17
Number of accumulation units outstanding at end
 of period                                           525
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                     $27.159     $36.551    $39.254     $26.713     $21.343     $21.038(1)
Value at end of period                            $18.73     $27.159    $36.551     $39.254     $26.713     $21.343
Number of accumulation units outstanding at end
 of period                                       249,445     300,792    335,970     278,562     303,746     296,540
ING MFS GLOBAL GROWTH PORTFOLIO
Value at beginning of period                      $8.330(2)
Value at end of period                             $8.32
Number of accumulation units outstanding at end
 of period                                           115
ING MFS RESEARCH EQUITY PORTFOLIO
Value at beginning of period                     $13.976     $17.889    $18.963     $15.481     $12.744     $12.995(1)
Value at end of period                            $10.37     $13.976    $17.889     $18.963     $15.481     $12.744
Number of accumulation units outstanding at end
 of period                                       300,021     351,117    395,373     408,870     605,271     664,979
ING OPCAP BALANCED VALUE PORTFOLIO
Value at beginning of period                      $8.350(4)
Value at end of period                             $8.34
Number of accumulation units outstanding at end
 of period                                         1,003
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period                     $10.400(4)
Value at end of period                            $10.72
Number of accumulation units outstanding at end
 of period                                        25,283
ING SALOMON BROTHERS AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                     $15.086     $20.426    $29.040     $19.489     $15.219     $15.411(1)
Value at end of period                             $9.64     $15.086    $20.426     $29.040     $19.489     $15.219
Number of accumulation units outstanding at end
 of period                                       353,915     420,422    455,264     485,026     695,813     742,913

                                                    1996         1995        1994      1993
                                                    ----         ----        ----      ----
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING ALGER GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING MFS GLOBAL GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING MFS RESEARCH EQUITY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING OPCAP BALANCED VALUE PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING SALOMON BROTHERS AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period

------------------------------------------------------------------

                                                   2002        2001       2000        1999        1998        1997
                                                   ----        ----       ----        ----        ----        ----
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
Value at beginning of period                       $10.020(1)
Value at end of period                               $7.82
Number of accumulation units outstanding at end
 of period                                           1,835
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                       $19.189     $21.643    $21.922     $18.146     $14.400     $14.112(1)
Value at end of period                              $14.54     $19.189    $21.643     $21.922     $18.146     $14.400
Number of accumulation units outstanding at end
 of period                                         192,650     212,838    192,790     177,799     287,914     231,297
ING UBS TACTICAL ASSET ALLOCATION PORTFOLIO
Value at beginning of period                        $7.990(2)
Value at end of period                               $8.01
Number of accumulation units outstanding at end
 of period                                              53
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period                       $10.220(1)
Value at end of period                               $8.31
Number of accumulation units outstanding at end
 of period                                          12,024
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                       $22.856     $24.163    $24.603     $21.929     $18.989     $15.698
Value at end of period                              $20.25     $22.856    $24.163     $24.603     $21.929     $18.989
Number of accumulation units outstanding at end
 of period                                       1,483,863   1,725,814  2,014,690   2,278,136   2,929,720   3,174,738
ING VP BOND PORTFOLIO
Value at beginning of period                       $16.266     $15.147    $13.988     $14.270     $13.361     $12.493
Value at end of period                              $17.40     $16.266    $15.147     $13.988     $14.270     $13.361
Number of accumulation units outstanding at end
 of period                                         807,470     862,575    722,494     887,371   1,129,589   1,168,988
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                       $20.465     $25.397    $28.883     $24.907     $22.028     $17.173
Value at end of period                              $15.16     $20.465    $25.397     $28.883     $24.907     $22.028
Number of accumulation units outstanding at end
 of period                                       4,278,162   5,447,988  6,188,910   7,212,849   9,491,619  10,689,845
ING VP GROWTH OPPORTUNITIES PORTFOLIO
Value at beginning of period                        $8.260(1)
Value at end of period                               $6.02
Number of accumulation units outstanding at end
 of period                                          63,829
ING VP GROWTH PORTFOLIO
Value at beginning of period                       $14.953     $20.761    $23.875     $17.912     $13.173     $14.437(1)
Value at end of period                              $10.49     $14.953    $20.761     $23.875     $17.912     $13.173
Number of accumulation units outstanding at end
 of period                                          84,933     114,785    133,052     172,425     140,522       2,695
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                       $17.587     $20.618    $23.044     $18.772     $14.444     $10.924
Value at end of period                              $13.63     $17.587    $20.618     $23.044     $18.772     $14.444
Number of accumulation units outstanding at end
 of period                                         288,486     331,962    331,181     347,854     527,155     266,429
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period                       $14.374     $14.751    $12.455     $10.891     $10.107(1)
Value at end of period                              $12.48     $14.374    $14.751     $12.455     $10.891
Number of accumulation units outstanding at end
 of period                                         138,191     107,714     90,357       6,907      17,011
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period                       $10.579     $10.461     $9.645      $8.815      $9.996(1)
Value at end of period                               $9.07     $10.579    $10.461      $9.645      $8.815
Number of accumulation units outstanding at end
 of period                                         128,310      51,505     28,764      15,816      55,564
ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period                        $8.632     $11.484    $14.594      $9.765     $10.149(1)
Value at end of period                               $6.25      $8.632    $11.484     $14.594      $9.765
Number of accumulation units outstanding at end
 of period                                           6,876      16,486     19,208      10,655      35,872

                                                    1996         1995        1994      1993
                                                    ----         ----        ----      ----
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING UBS TACTICAL ASSET ALLOCATION PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                         $13.803     $10.971     $11.164  $10.286
Value at end of period                               $15.698     $13.803     $10.971  $11.164
Number of accumulation units outstanding at end
 of period                                         3,885,730   6,430,772   3,541,703  318,711
ING VP BOND PORTFOLIO
Value at beginning of period                         $12.212     $10.457     $11.006  $10.160
Value at end of period                               $12.493     $12.212     $10.457  $11.006
Number of accumulation units outstanding at end
 of period                                         1,947,629   4,853,662   1,988,960  166,913
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                         $13.972     $10.698     $10.940  $10.378
Value at end of period                               $17.173     $13.972     $10.698  $10.940
Number of accumulation units outstanding at end
 of period                                        15,372,944  30,554,957  11,117,383  879,670
ING VP GROWTH OPPORTUNITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING VP GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                         $10.000(1)
Value at end of period                               $10.924
Number of accumulation units outstanding at end
 of period                                            89,498
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period

------------------------------------------------------------------

                                                   2002        2001       2000        1999        1998        1997
                                                   ----        ----       ----        ----        ----        ----
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period                        $9.860(4)
Value at end of period                               $8.83
Number of accumulation units outstanding at end
 of period                                           5,856
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period                        $7.640(5)
Value at end of period                               $6.92
Number of accumulation units outstanding at end
 of period                                              32
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                       $13.905     $13.547    $12.894     $12.425     $11.930     $11.453
Value at end of period                              $13.95     $13.905    $13.547     $12.894     $12.425     $11.930
Number of accumulation units outstanding at end
 of period                                       1,044,246   1,134,800    894,024   1,034,154   1,146,661     974,714
ING VP NATURAL
RESOURCES TRUST
Value at beginning of period                       $12.062     $14.530    $12.428     $11.030     $13.896     $13.132
Value at end of period                              $11.66     $12.062    $14.530     $12.428     $11.030     $13.896
Number of accumulation units outstanding at end
 of period                                          38,148      40,257     44,844      57,916      89,735     149,149
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                       $19.070     $18.568    $17.617     $13.633     $13.654     $13.503(1)
Value at end of period                              $14.46     $19.070    $18.568     $17.617     $13.633     $13.654
Number of accumulation units outstanding at end
 of period                                          49,493      51,364     64,122      19,165      91,992      17,392
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period                        $5.520(2)
Value at end of period                               $4.98
Number of accumulation units outstanding at end
 of period                                           8,679
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
Value at beginning of period                       $14.966     $16.295    $16.431     $15.095     $14.432     $12.430
Value at end of period                              $13.37     $14.966    $16.295     $16.431     $15.095     $14.432
Number of accumulation units outstanding at end
 of period                                          89,224      99,986     99,845     115,324     218,649     175,559
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period                       $15.344     $17.566    $17.905     $15.855     $15.392     $12.999
Value at end of period                              $13.07     $15.344    $17.566     $17.905     $15.855     $15.392
Number of accumulation units outstanding at end
 of period                                          72,637      76,069     79,352      96,551     274,115     317,579
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
Value at beginning of period                       $14.844     $15.397    $14.875     $14.064     $13.317     $11.776
Value at end of period                              $14.02     $14.844    $15.397     $14.875     $14.064     $13.317
Number of accumulation units outstanding at end
 of period                                          88,782      82,972     99,655     111,343     197,742     133,741
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                        $4.436      $5.831     $9.558(1)
Value at end of period                               $2.57      $4.436     $5.831
Number of accumulation units outstanding at end
 of period                                         240,058     172,469    127,430
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period                       $18.388     $20.602    $18.930     $16.030     $13.261     $12.904(1)
Value at end of period                              $13.44     $18.388    $20.602     $18.930     $16.030     $13.261
Number of accumulation units outstanding at end
 of period                                          66,506      68,336     27,040      23,354      60,870       6,194
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                       $22.613     $24.030    $24.886     $19.880     $14.990     $12.431
Value at end of period                              $20.89     $22.613    $24.030     $24.886     $19.880     $14.990
Number of accumulation units outstanding at end
 of period                                         555,952     594,286    582,229     527,201     334,508     193,429

                                                    1996         1995        1994      1993
                                                    ----         ----        ----      ----
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                         $11.007     $10.509     $10.223  $10.031
Value at end of period                               $11.453     $11.007     $10.509  $10.223
Number of accumulation units outstanding at end
 of period                                         1,984,269   4,354,272   1,822,449   90,782
ING VP NATURAL
RESOURCES TRUST
Value at beginning of period                         $10.479      $9.079      $9.716  $10.000(1)
Value at end of period                               $13.132     $10.479      $9.079   $9.716
Number of accumulation units outstanding at end
 of period                                           115,869     162,462     141,076   27,908
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
Value at beginning of period                         $10.594     $10.000(1)
Value at end of period                               $12.430     $10.594
Number of accumulation units outstanding at end
 of period                                            74,128      16,953
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period                         $10.652     $10.000(1)
Value at end of period                               $12.999     $10.652
Number of accumulation units outstanding at end
 of period                                            99,589      16,791
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
Value at beginning of period                         $10.443     $10.000(1)
Value at end of period                               $11.776     $10.443
Number of accumulation units outstanding at end
 of period                                            25,977       2,222
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                         $10.835     $10.000(1)
Value at end of period                               $12.431     $10.835
Number of accumulation units outstanding at end
 of period                                            74,184       7,772

------------------------------------------------------------------

                                                  2002       2001       2000        1999        1998        1997
                                                  ----       ----       ----        ----        ----        ----
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                     $17.375     $16.331    $15.562     $15.509     $14.393     $13.040
Value at end of period                            $18.96     $17.375    $16.331     $15.562     $15.509     $14.393
Number of accumulation units outstanding at end
 of period                                       171,616     114,775     62,404      73,596      85,517     109,812
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                     $18.419     $24.782    $29.366     $20.651     $15.414     $12.716
Value at end of period                            $13.37     $18.419    $24.782     $29.366     $20.651     $15.414
Number of accumulation units outstanding at end
 of period                                       338,649     458,627    541,342     432,037     217,310     179,226
JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period                     $18.313     $30.628    $45.486     $20.433     $15.410     $13.850
Value at end of period                            $13.03     $18.313    $30.628     $45.486     $20.433     $15.410
Number of accumulation units outstanding at end
 of period                                       566,618     759,840    986,825     828,592     512,154     469,230
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                     $22.088     $28.839    $34.626     $21.320     $16.745     $13.880
Value at end of period                            $16.25     $22.088    $28.839     $34.626     $21.320     $16.745
Number of accumulation units outstanding at end
 of period                                       609,559     760,308    966,698     902,510   1,069,704     953,522
LORD ABBETT GROWTH AND INCOME PORTFOLIO
Value at beginning of period                      $9.510(1)
Value at end of period                             $7.85
Number of accumulation units outstanding at end
 of period                                        32,821
LORD ABBETT MID-CAP VALUE PORTFOLIO
Value at beginning of period                      $9.720(1)
Value at end of period                             $9.87
Number of accumulation units outstanding at end
 of period                                         5,655
OPPENHEIMER GLOBAL SECURITIES FUND / VA
Value at beginning of period                     $14.137     $16.275    $15.681     $10.018     $10.027(1)
Value at end of period                            $10.87     $14.137    $16.275     $15.681     $10.018
Number of accumulation units outstanding at end
 of period                                       124,643     112,013     93,133      12,402       3,998
OPPENHEIMER STRATEGIC BOND FUND / VA
Value at beginning of period                     $10.545     $10.185    $10.048      $9.895      $9.952(1)
Value at end of period                            $11.19     $10.545    $10.185     $10.048      $9.895
Number of accumulation units outstanding at end
 of period                                        10,728       9,854        831       5,340       3,006
PIONEER EQUITY INCOME VCT PORTFOLIO
Value at beginning of period                      $9.670(1)
Value at end of period                             $7.99
Number of accumulation units outstanding at end
 of period                                        13,107
PIONEER MID CAP VALUE VCT PORTFOLIO
Value at beginning of period                     $10.560(1)
Value at end of period                             $8.73
Number of accumulation units outstanding at end
 of period                                         1,623

                                                    1996         1995        1994      1993
                                                    ----         ----        ----      ----
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                         $12.094      $9.886     $10.000(1)
Value at end of period                               $13.040     $12.094      $9.886
Number of accumulation units outstanding at end
 of period                                            96,128      84,048      15,893
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                         $10.870     $10.000(1)
Value at end of period                               $12.716     $10.870
Number of accumulation units outstanding at end
 of period                                           132,465      26,022
JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period                         $12.992     $10.319     $10.000(1)
Value at end of period                               $13.850     $12.992     $10.319
Number of accumulation units outstanding at end
 of period                                           590,904     723,839     131,702
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                         $10.893     $10.000(1)
Value at end of period                               $13.880     $10.893
Number of accumulation units outstanding at end
 of period                                           520,275     227,582
LORD ABBETT GROWTH AND INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
LORD ABBETT MID-CAP VALUE PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
OPPENHEIMER GLOBAL SECURITIES FUND / VA
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
OPPENHEIMER STRATEGIC BOND FUND / VA
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
PIONEER EQUITY INCOME VCT PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period
PIONEER MID CAP VALUE VCT PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end
 of period

------------------------------------------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during May 2002.
(2)  Funds were first received in this option during November 2002.
(3)  Funds were first received in this option during June 2002.
(4)  Funds were first received in this option during December 2002.
(5)  Funds were first received in this option during August 2002.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during May 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
(1)  Funds were first received in this option during June 1999.
(2)  Funds were first received in this option during May 1999.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during May 1998.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during November 1997.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1996:
(1) The initial accumulation unit value was established at $10.000 during September 1996, when the portfolio became available under the contract.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1995:
(1) The initial accumulation unit value was established at $10.000 during August 1995, when the fund became available under the contract.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1994:
(1) The initial accumulation unit value was established at $10.000 during October 1994, when the funds were first received in this option.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1993:
(1) The initial accumulation unit value was established at $10.000 on May 26, 1993, the date on which the fund became available under the contract.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE V
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
    INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7, 1997 (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                     2002          2001          2000          1999          1998          1997
                                                     ----          ----          ----          ----          ----          ----
AIM V.I. CORE EQUITY FUND
Value at beginning of period                         $7.483        $8.933(1)
Value at end of period                                $6.22        $7.483
Number of accumulation units outstanding at
 end of period                                        2,326         2,154
AIM V.I. GROWTH FUND
Value at beginning of period                         $6.146        $9.437       $12.347(1)
Value at end of period                                    0        $6.146        $9.437
Number of accumulation units outstanding at
 end of period                                            0           307           279
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                         $8.318        $9.203(2)
Value at end of period                                $5.71        $8.318
Number of accumulation units outstanding at
 end of period                                           50            13
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                        $19.126       $22.126       $24.052       $19.649       $15.346       $12.473(1)
Value at end of period                               $17.08       $19.126       $22.126       $24.052       $19.649       $15.346
Number of accumulation units outstanding at
 end of period                                       24,256        20,194        19,458        20,988        20,097        19,168
FIDELITY-REGISTERED TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of period                        $18.147       $19.384       $18.147       $17.325       $15.755       $12.668(1)
Value at end of period                               $14.85       $18.147       $19.384       $18.147       $17.325       $15.755
Number of accumulation units outstanding at
 end of period                                       13,069        11,575         4,142         8,863         6,720         9,385
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH
PORTFOLIO
Value at beginning of period                        $18.369       $22.646       $25.822       $19.072       $13.879       $11.373(1)
Value at end of period                               $12.65       $18.369       $22.646       $25.822       $19.072       $13.879
Number of accumulation units outstanding at
 end of period                                        9,054        11,273        13,914        23,653        17,622         8,432
FIDELITY-REGISTERED TRADEMARK- VIP OVERSEAS
PORTFOLIO
Value at beginning of period                        $11.935       $15.370       $19.287       $13.727       $12.358       $11.356(1)
Value at end of period                                $9.37       $11.935       $15.370       $19.287       $13.727       $12.358
Number of accumulation units outstanding at
 end of period                                          837           846           878         1,319         1,827         2,264
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
Value at beginning of period                        $18.654       $25.917       $32.718       $20.966       $17.870       $17.653(2)
Value at end of period                               $15.05       $18.654       $25.917       $32.718       $20.966       $17.870
Number of accumulation units outstanding at
 end of period                                        3,904         3,764         5,490         5,869         5,411         4,502
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                        $26.840       $36.213       $38.987       $26.598       $21.304       $21.005(2)
Value at end of period                               $18.46       $26.840       $36.213       $38.987       $26.598       $21.304
Number of accumulation units outstanding at
 end of period                                        3,746         3,303         4,077         3,143         1,926         2,468
ING MFS RESEARCH EQUITY PORTFOLIO
Value at beginning of period                        $13.812       $17.723       $18.834       $15.414       $12.721       $12.975(2)
Value at end of period                               $10.22       $13.812       $17.723       $18.834       $15.414       $12.721
Number of accumulation units outstanding at
 end of period                                       11,476        12,675        15,099        18,743        21,363        17,743
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period                        $10.230(1)
Value at end of period                               $10.70
Number of accumulation units outstanding at
 end of period                                       17,743
ING SALOMON BROTHERS AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                        $14.908       $20.236       $28.843       $19.405       $15.192       $15.386(2)
Value at end of period                                $9.50       $14.908       $20.236       $28.843       $19.405       $15.192
Number of accumulation units outstanding at
 end of period                                        6,742         7,437        12,426        11,547        13,060        11,491
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                        $18.964       $21.443       $21.773       $18.068       $14.374       $14.090(2)
Value at end of period                               $14.33       $18.964       $21.443       $21.773       $18.068       $14.374
Number of accumulation units outstanding at
 end of period                                        5,445         9,150         9,182        10,244        16,259        14,429
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                        $22.588       $23.939       $24.436       $21.834       $18.954       $15.823(1)
Value at end of period                               $19.96       $22.588       $23.939       $24.436       $21.834       $18.954
Number of accumulation units outstanding at
 end of period                                       14,552        16,028        16,800        28,079        30,064        25,112
ING VP BOND PORTFOLIO
Value at beginning of period                        $16.075       $15.007       $13.893       $14.208       $13.337       $12.417(1)
Value at end of period                               $17.16       $16.075       $15.007       $13.893       $14.208       $13.337
Number of accumulation units outstanding at
 end of period                                       13,060        13,589         7,623        22,155        18,429        36,018

------------------------------------------------------------------

                                                     2002          2001          2000          1999          1998          1997
                                                     ----          ----          ----          ----          ----          ----
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                        $20.224       $25.162       $28.686       $24.800       $21.988       $17.728(1)
Value at end of period                               $14.94       $20.224       $25.162       $28.686       $24.800       $21.988
Number of accumulation units outstanding at
 end of period                                       64,045        80,698        91,088       134,360       148,051       188,162
ING VP GROWTH PORTFOLIO
Value at beginning of period                        $14.777       $20.569       $23.713       $17.834       $15.727(1)
Value at end of period                               $10.34       $14.777       $20.569       $23.713       $17.834
Number of accumulation units outstanding at
 end of period                                        1,844         8,427         9,672         5,532         2,089
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                        $17.381       $20.427       $22.887       $18.691       $14.418       $11.345(1)
Value at end of period                               $13.44       $17.381       $20.427       $22.887       $18.691       $14.418
Number of accumulation units outstanding at
 end of period                                       20,458        25,188        24,239        31,248        23,367        11,672
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period                        $14.242       $14.653       $12.403       $10.872        $8.579(2)
Value at end of period                               $12.33       $14.242       $14.653       $12.403       $10.872
Number of accumulation units outstanding at
 end of period                                       10,079         5,969         1,566         1,361         1,230
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period                        $10.481       $10.391        $9.604        $8.800        $7.685(3)
Value at end of period                                $8.96       $10.481       $10.391        $9.604        $8.800
Number of accumulation units outstanding at
 end of period                                        6,481         4,090           964         1,041           807
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period                         $8.490(1)
Value at end of period                                $7.95
Number of accumulation units outstanding at
 end of period                                        4,254
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period                         $7.790(2)
Value at end of period                                $6.89
Number of accumulation units outstanding at
 end of period                                          449
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                        $13.741       $13.422       $12.806       $12.372       $11.908       $11.572(1)
Value at end of period                               $13.76       $13.741       $13.422       $12.806       $12.372       $11.908
Number of accumulation units outstanding at
 end of period                                        8,794         4,687         6,362        28,274        32,767        23,882
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                        $11.920       $14.395       $12.344       $10.982       $13.870       $12.300(1)
Value at end of period                               $11.50       $11.920       $14.395       $12.344       $10.982       $13.870
Number of accumulation units outstanding at
 end of period                                           32            32            33           191           753         4,339
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                        $18.845       $18.396       $17.497       $13.574       $13.320(4)
Value at end of period                               $14.25       $18.845       $18.396       $17.497       $13.574
Number of accumulation units outstanding at
 end of period                                        1,379         1,605         1,843         1,733           797
ING VP STRATEGIC ALLOCATION BALANCED
PORTFOLIO
Value at beginning of period                                                    $16.319       $15.030       $14.406       $12.428(1)
Value at end of period                                                          $15.812       $16.319       $15.030       $14.406
Number of accumulation units outstanding at
 end of period                                                                        0           470           458         7,855
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period                        $15.163       $17.403       $17.783       $15.786       $15.364       $12.994(1)
Value at end of period                               $12.88       $15.163       $17.403       $17.783       $15.786       $15.364
Number of accumulation units outstanding at
 end of period                                          670           671           775         1,438         1,718           911
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
Value at beginning of period                                                    $14.774       $14.003       $13.292       $12.076(3)
Value at end of period                                                          $14.898       $14.774       $14.003       $13.292
Number of accumulation units outstanding at
 end of period                                                                        0           502         1,188           397
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                         $4.417        $5.821       $10.754(2)
Value at end of period                                $2.55        $4.417        $5.821
Number of accumulation units outstanding at
 end of period                                       17,615        13,314         8,565
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period                        $18.172       $20.412       $18.801       $15.960       $14.467(5)
Value at end of period                               $13.25       $18.172       $20.412       $18.801       $15.960
Number of accumulation units outstanding at
 end of period                                        1,698         3,848           762           299            54
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                        $22.348       $23.807       $24.717       $19.794       $14.963       $12.742(1)
Value at end of period                               $20.60       $22.348       $23.807       $24.717       $19.794       $14.963
Number of accumulation units outstanding at
 end of period                                        7,451         9,179         6,368         6,163         7,705         7,255
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                        $17.170       $16.179       $15.456       $15.442       $14.367       $13.043(1)
Value at end of period                               $18.69       $17.170       $16.179       $15.456       $15.442       $14.367
Number of accumulation units outstanding at
 end of period                                        3,310         1,348         3,166         2,080         3,383         2,833
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                        $18.202       $24.552       $29.166       $20.562       $15.386       $12.975(1)
Value at end of period                               $13.18       $18.202       $24.552       $29.166       $20.562       $15.386
Number of accumulation units outstanding at
 end of period                                        6,851        10,801        12,556        11,840         4,445         3,305
JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period                        $18.097       $30.344       $45.177       $20.345       $15.382       $12.282(1)
Value at end of period                               $12.85       $18.097       $30.344       $45.177       $20.345       $15.382
Number of accumulation units outstanding at
 end of period                                       21,635        27,005        34,444        29,490        12,305        10,357

------------------------------------------------------------------

                                                     2002          2001          2000          1999          1998          1997
                                                     ----          ----          ----          ----          ----          ----
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                        $21.829       $28.571       $34.390       $21.228       $16.714       $14.460(1)
Value at end of period                               $16.02       $21.829       $28.571       $34.390       $21.228       $16.714
Number of accumulation units outstanding at
 end of period                                       23,371        30,915        33,746        31,115        28,230        23,481
OPPENHEIMER GLOBAL SECURITIES FUND / VA
Value at beginning of period                        $14.007       $16.166       $15.615       $10.001        $9.378(6)
Value at end of period                               $10.74       $14.007       $16.166       $15.615       $10.001
Number of accumulation units outstanding at
 end of period                                        3,483         4,399         2,910           953            24
OPPENHEIMER STRATEGIC BOND FUND / VA
Value at beginning of period                        $10.449       $10.117       $10.006        $9.878        $9.889(6)
Value at end of period                               $11.06       $10.449       $10.117       $10.006        $9.878
Number of accumulation units outstanding at
 end of period                                          152           152           153           114            67

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during July 2002.
(2) Funds were first received in this option during November 2002. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during May 2001.
(2) Funds were first received in this option during April 2001. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during January 2000.
(2) Funds were first received in this option during July 2000. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during May 1998.
(2)  Funds were first received in this option during October 1998.
(3)  Funds were first received in this option during September 1998.
(4)  Funds were first received in this option during January 1998.
(5)  Funds were first received in this option during March 1998.
(6) Funds were first received in this option during December 1998. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during April 1997.
(2)  Funds were first received in this option during November 1997.
(3)  Funds were first received in this option during May 1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE VI
                    FOR CONTRACTS CONTAINING LIMITS ON FEES
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                               2002           2001           2000           1999           1998           1997
                                               ----           ----           ----           ----           ----           ----
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period                   $19.354        $22.333        $24.217        $19.735        $15.374        $13.535(1)
Value at end of period                          $17.33        $19.354        $22.333        $24.217        $19.735        $15.374
Number of accumulation units
 outstanding at end of period                   18,503         11,769          8,064         13,750         14,618         13,675
FIDELITY-REGISTERED TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of period                   $18.363        $19.565        $18.272        $17.400        $15.784        $14.017(1)
Value at end of period                          $15.06        $18.363        $19.565        $18.272        $17.400        $15.784
Number of accumulation units
 outstanding at end of period                   28,494          5,108          7,656         11,370         13,539         35,342
FIDELITY-REGISTERED TRADEMARK- VIP
GROWTH PORTFOLIO
Value at beginning of period                   $18.588        $22.858        $25.999        $19.155        $13.904        $12.498(1)
Value at end of period                          $12.83        $18.588        $22.858        $25.999        $19.155        $13.904
Number of accumulation units
 outstanding at end of period                   16,200         30,698         29,626         32,858         24,195          3,029
ING JPMORGAN FLEMING INTERNATIONAL
PORTFOLIO
Value at beginning of period                   $18.876        $26.160        $32.942        $21.057        $17.903        $17.682(2)
Value at end of period                          $15.27        $18.876        $26.160        $32.942        $21.057        $17.903
Number of accumulation units
 outstanding at end of period                    1,614          2,389          4,808          4,496          5,245          3,986
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                   $27.159        $36.551        $39.254        $26.713        $21.343        $21.038(2)
Value at end of period                          $18.73        $27.159        $36.551        $39.254        $26.713        $21.343
Number of accumulation units
 outstanding at end of period                    9,460          9,287         11,362          9,451          9,947          8,563
ING MFS RESEARCH EQUITY PORTFOLIO
Value at beginning of period                   $13.976        $17.889        $18.963        $15.481        $12.744        $12.995(2)
Value at end of period                          $10.37        $13.976        $17.889        $18.963        $15.481        $12.744
Number of accumulation units
 outstanding at end of period                  121,245        141,938        162,448        135,420        148,963        141,582
ING SALOMON BROTHERS AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                   $15.086        $20.426        $29.040        $19.489        $15.219        $15.411(2)
Value at end of period                           $9.64        $15.086        $20.426        $29.040        $19.489        $15.219
Number of accumulation units
 outstanding at end of period                    9,981         15,417         13,795         12,142         11,330         11,848
ING T. ROWE PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period                   $19.189        $21.643        $21.922        $18.146        $14.400        $14.112(2)
Value at end of period                          $14.54        $19.189        $21.643        $21.922        $18.146        $14.400
Number of accumulation units
 outstanding at end of period                    6,422          6,688          4,920          4,491          4,730          3,310
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                   $23.119        $24.379        $24.762        $22.015        $19.016        $16.898(1)
Value at end of period                          $20.53        $23.119        $24.379        $24.762        $22.015        $19.016
Number of accumulation units
 outstanding at end of period                  226,171        340,426        361,203        383,141        452,764        477,504
ING VP BOND PORTFOLIO
Value at beginning of period                   $16.378        $15.229        $14.042        $14.304        $13.373        $12.747(1)
Value at end of period                          $17.55        $16.378        $15.229        $14.042        $14.304        $13.373
Number of accumulation units
 outstanding at end of period                  332,174        362,413        364,573        387,135        452,992        489,431
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                   $20.700        $25.624        $29.069        $25.005        $22.060        $19.527(1)
Value at end of period                          $15.37        $20.700        $25.624        $29.069        $25.005        $22.060
Number of accumulation units
 outstanding at end of period                1,943,271      2,540,138      2,862,933      3,297,663      3,821,349      4,106,796
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                   $17.668        $18.720(1)
Value at end of period                               0        $17.668
Number of accumulation units
 outstanding at end of period                        0          2,331
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                   $13.905        $13.547        $12.894        $12.425        $11.930        $11.654(1)
Value at end of period                          $13.95        $13.905        $13.547        $12.894        $12.425        $11.930
Number of accumulation units
 outstanding at end of period                  340,943        362,580        424,946        457,619        505,775        580,412
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                   $12.062        $14.530        $12.428        $11.030        $13.896        $13.610(1)
Value at end of period                          $11.66        $12.062        $14.530        $12.428        $11.030        $13.896
Number of accumulation units
 outstanding at end of period                      882          1,753          1,753          1,753          1,753          1,753
ING VP STRATEGIC ALLOCATION BALANCED
PORTFOLIO
Value at beginning of period                   $15.207        $16.499        $16.579        $15.179        $14.461        $13.178(1)
Value at end of period                          $13.63        $15.207        $16.499        $16.579        $15.179        $14.461
Number of accumulation units
 outstanding at end of period                    9,897          9,895          9.913          9,939         10,769         10,798

------------------------------------------------------------------

                                               2002           2001           2000           1999           1998           1997
                                               ----           ----           ----           ----           ----           ----
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
Value at beginning of period                   $15.591        $17.786        $18.066        $15.942        $15.422        $13.943(1)
Value at end of period                          $13.33        $15.591        $17.786        $18.066        $15.942        $15.422
Number of accumulation units
 outstanding at end of period                   19,199         21,776         21,776         21,776         24,014         23,868
ING VP STRATEGIC ALLOCATION INCOME
PORTFOLIO
Value at beginning of period                   $14.410(1)                                   $14.141        $13.343        $12.335(1)
Value at end of period                          $14.30                                      $14.497        $14.141        $13.343
Number of accumulation units
 outstanding at end of period                   22,791                                            0          1,958          2,254
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                    $4.454         $5.841         $9.564(1)
Value at end of period                           $2.59         $4.454         $5.841
Number of accumulation units
 outstanding at end of period                    1,785          7,505          7,135
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                   $22.613        $24.030        $24.886        $19.880        $14.990        $13.554(1)
Value at end of period                          $20.89        $22.613        $24.030        $24.886        $19.880        $14.990
Number of accumulation units
 outstanding at end of period                   23,295         30,038         16,214         12,101          6,712          2,819
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                   $17.375        $16.331        $15.562        $15.509        $14.630(1)
Value at end of period                          $18.96        $17.375        $16.331        $15.562        $15.509
Number of accumulation units
 outstanding at end of period                    8,978          3,110          3,110          3,110          5,158
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                   $18.419        $24.782        $29.366        $20.651        $15.414        $13.985(1)
Value at end of period                          $13.37        $18.419        $24.782        $29.366        $20.651        $15.414
Number of accumulation units
 outstanding at end of period                   22,476         45,290         46,192         29,284          1,028            750
JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period                   $18.313        $30.628        $45.486        $20.433        $15.410        $13.806(1)
Value at end of period                          $13.03        $18.313        $30.628        $45.486        $20.433        $15.410
Number of accumulation units
 outstanding at end of period                   27,927         34,366         37,118         34,550         24,373         19,818
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                   $22.088        $28.839        $34.626        $21.320        $16.745        $15.851(1)
Value at end of period                          $16.25        $22.088        $28.839        $34.626        $21.320        $16.745
Number of accumulation units
 outstanding at end of period                   26,439         36,002         42,596         44,861         45,971         44,433

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2002:
(1) Funds were first received in this option during July 2002. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2001:
(1) Funds were first received in this option during August 2001. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1) Funds were first received in this option during August 2000. FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1998:
(1) Funds were first received in this option during February 1998. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during June 1997.
(2)  Funds were first received in this option during November 1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE VII
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                         2002
                                                         ----
FIDELITY-REGISTERED TRADEMARK- VIP CONTRAFUND
-REGISTERED TRADEMARK- PORTFOLIO
Value at beginning of period                             $9.700(1)
Value at end of period                                   $17.33
Number of accumulation units outstanding at end of
 period                                                   2,695
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
Value at beginning of period                             $9.470(1)
Value at end of period                                    $9.30
Number of accumulation units outstanding at end of
 period                                                   3,605
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period                             $9.860(1)
Value at end of period                                    $9.68
Number of accumulation units outstanding at end of
 period                                                   1,709
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period                            $10.400(1)
Value at end of period                                   $10.72
Number of accumulation units outstanding at end of
 period                                                   5,896
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                             $9.420(1)
Value at end of period                                   $15.16
Number of accumulation units outstanding at end of
 period                                                  94,985
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period                             $8.940(1)
Value at end of period                                    $8.83
Number of accumulation units outstanding at end of
 period                                                   3,553
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                             $9.950(1)
Value at end of period                                   $20.89
Number of accumulation units outstanding at end of
 period                                                   3,375
LORD ABBETT MID-CAP VALUE PORTFOLIO
Value at beginning of period                            $10.090(1)
Value at end of period                                    $9.87
Number of accumulation units outstanding at end of
 period                                                   4,844

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during December 2002.

                          FOR MASTER APPLICATIONS ONLY
------------------------------------------------------------------

I HEREBY ACKNOWLEDGE RECEIPT OF AN ACCOUNT B GROUP DEFERRED VARIABLE PROSPECTUS DATED MAY 1, 2003 FOR EMPLOYER-SPONSORED DEFERRED COMPENSATION PLANS, AS WELL AS A PROSPECTUS FOR THE GUARANTEED ACCUMULATION ACCOUNT AND ALL CURRENT PROSPECTUSES PERTAINING TO THE VARIABLE INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACTS.

____ PLEASE SEND AN ACCOUNT B STATEMENT OF ADDITIONAL INFORMATION (FORM NO. SAI.75996-03) DATED MAY 1, 2003.

--------------------------------------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE

--------------------------------------------------------------------------------
                                      DATE

PRO.75996-03

                           VARIABLE ANNUITY ACCOUNT B
                                       OF
                     ING LIFE INSURANCE AND ANNUITY COMPANY


              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2003


             Group Variable Annuity Contracts for Employer-Sponsored
                           Deferred Compensation Plans

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the "Separate Account") dated May 1, 2003.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

                                       ING
                              USFS Customer Service
                    Defined Contribution Administration, TS21
                              151 Farmington Avenue
                             Hartford, CT 06156-1277
                                 1-800-262-3862

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.



                                TABLE OF CONTENTS

                                                                                      PAGE
General Information and History                                                       2
Variable Annuity Account B                                                            2
Offering and Purchase of Contracts                                                    4
Performance Data                                                                      4
   General                                                                            4
   Average Annual Total Return Quotations                                             5
Income Phase Payments                                                                 10
Sales Material and Advertising                                                        11
Independent Auditors                                                                  11
Financial Statements of the Separate Account                                          S-1
Financial Statements of ING Life Insurance and Annuity Company and Subsidiaries       F-1

                         GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).


As of December 31, 2002, the Company and its subsidiary life company had $44 billion invested through their products, including $28 billion in their separate accounts (of which the Company, or its affiliate ING Investments, LLC manages or oversees the management of $18 billion). The Company is ranked based on assets among the top 1% of all life insurance companies rated by A.M. Best Company as of December 31, 2001. The Company is an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account B" below).

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

The funds currently available under the contract are as follows:

o  AIM V.I. Capital Appreciation Fund (Series I)
o  AIM V.I. Core Equity Fund (Series I)
o  AIM V.I. Growth Fund (Series I)
o  AIM V.I. Premier Equity Fund (Series I)
o  Calvert Social Balanced Portfolio
o  Fidelity(R) VIP Contrafund(R)Portfolio (Initial Class)
o  Fidelity(R) VIP Equity-Income Portfolio (Initial Class)
o  Fidelity(R) VIP Growth Portfolio (Initial Class)
o  Fidelity(R) VIP Overseas Portfolio (Initial Class)
o  Franklin Small Cap Value Securities Fund (Class 2)
o  ING Alger Aggressive Growth Portfolio (Service Class)
o  ING Alger Growth Portfolio (Service Class)
o  ING American Century Small Cap Value Portfolio (Service Class)
o  ING Baron Small Cap Growth Portfolio (Service Class)
o  ING DSI Enhanced Index Portfolio (Service Class)
o  ING Goldman Sachs(R) Capital Growth Portfolio (Service Class) (1)
o ING JPMorgan Fleming International Portfolio (formerly ING Scudder International Growth Portfolio) (Initial Class)
o  ING JPMorgan Mid Cap Value Portfolio (Service Class)
o  ING MFS Capital Opportunities Portfolio (Initial Class)
o  ING MFS Global Growth Portfolio (Service Class)
o ING MFS Research Equity Portfolio (formerly ING MFS Research Portfolio) (Initial Class)
o  ING MFS Total Return Portfolio (Service Shares)
o  ING OpCap Balanced Value Portfolio (Service Class)
o  ING PIMCO Total Return Portfolio (Service Class)
o ING Salomon Brothers Aggressive Growth Portfolio (formerly ING MFS Emerging Equities Portfolio) (Initial Class)
o ING Salomon Brothers Fundamental Value Portfolio (formerly ING Salomon Brothers Capital Portfolio) (Service Class)
o  ING Salomon Brothers Investors Value Portfolio (Service Class)
o  ING T. Rowe Price Equity Income Portfolio (Service Shares)
o  ING T. Rowe Price Growth Equity Portfolio (Initial Class)
o  ING UBS Tactical Asset Allocation Portfolio (Service Class)
o  ING Van Kampen Comstock Portfolio (Service Class)
o  ING VP Balanced Portfolio, Inc. (Class R)
o  ING VP Bond Portfolio (Class R)
o  ING VP Growth and Income Portfolio (Class R)
o  ING VP Growth Opportunities Portfolio (Class R)
o  ING VP Growth Portfolio (Class R)
o  ING VP Index Plus LargeCap Portfolio (Class R)
o  ING VP Index Plus MidCap Portfolio (Class R)
o  ING VP Index Plus SmallCap Portfolio (Class R)
o  ING VP International Equity Portfolio (Class R)
o  ING VP International Value Portfolio (Class R)
o  ING VP MagnaCap Portfolio (Class R)
o  ING VP MidCap Opportunities Portfolio (Class R)
o  ING VP Money Market Portfolio (Class R)
o  ING VP Natural Resources Trust(2)
o  ING VP Small Company Portfolio (Class R)
o  ING VP SmallCap Opportunities Portfolio (Class R)
o ING VP Strategic Allocation Balanced Portfolio (formerly ING VP Crossroads Portfolio) (Class R)
o ING VP Strategic Allocation Growth Portfolio (formerly ING VP Ascent Portfolio) (Class R)
o ING VP Strategic Allocation Income Portfolio (formerly ING VP Legacy Portfolio) (Class R)
o  ING VP Technology Portfolio (Class R)
o  ING VP Value Opportunity Portfolio (Class R)
o  Janus Aspen Balanced Portfolio (Institutional Shares)
o  Janus Aspen Flexible Income Portfolio (Institutional Shares)
o  Janus Aspen Growth Portfolio (Institutional Shares)
o Janus Aspen Mid Cap Growth Portfolio (formerly Janus Aspen Aggressive Growth Portfolio) (Institutional Shares)
o  Janus Aspen Worldwide Growth Portfolio (Institutional Shares)
o  Lord Abbett Growth and Income Portfolio (Class VC)
o  Lord Abbett Mid-Cap Value Portfolio (Class VC)
o  Oppenheimer Global Securities Fund/VA
o  Oppenheimer Strategic Bond Fund/VA
o  Pioneer Equity Income VCT Portfolio (Class I)
o  Pioneer Fund VCT Portfolio (Class I)
o  Pioneer Mid Cap Value VCT Portfolio (Class I)

(1) Goldman Sachs(R) is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

(2) Transfer or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments.


Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company's subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Contract Ownership and Rights" and "Your Account Value."

                                PERFORMANCE DATA

GENERAL

From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the SEC (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized total return figures are computed according to a formula in which a hypothetical initial purchase payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent.

                                          1/N
                             TR = ((ERV/P)    ) - 1

Where:

TR = The standardized returns net of subaccount recurring charges.
ERV = The ending redeemable value of the hypothetical account at the end of the period.
P = A hypothetical initial payment of $1,000.
N = The number of years in the period.

The standardized figures use the actual returns of the fund since the date contributions were first received in the corresponding subaccount of the separate account and then adjust them to reflect the deduction of all recurring charges under the contracts during each period (e.g., mortality and expense risk charges, maintenance fees, administrative expense charges, if any, and early withdrawal charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the contracts described in the prospectus. The total return figures shown below may be different from the actual historical total return under your contract because for periods prior to 1994, the subaccount's investment performance was based on the performance of the underlying fund plus any cash held by the subaccount.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of the maintenance fee. The deduction of the early withdrawal charge and the maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the corresponding subaccount of the separate account. The non-standardized returns shown in the tables below reflect the deduction of all charges under the contract except the early withdrawal charge. The maintenance fee has been deducted for the purposes of calculating the returns.

Investment results of the subaccounts will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the contract value and/or account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED

The tables below show the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 2002 for the subaccounts under installment payment accounts with a $20 annual maintenance fee. Both sets of returns below reflect a mortality and expense risk charge of 1.25% annually, the 0.25% administrative expense charge applicable under some contracts and the maintenance fee of $20 (converted to a percentage of assets equal to 0.172%). The non-standardized returns do not reflect the deduction of the early withdrawal charge. We may also advertise returns based on other fee schedules that apply to a particular contract holder. These fee schedules may result in higher returns than those shown.

For the ING MFS Capital Opportunities Portfolio (Initial Class), ING Salomon Brothers Aggressive Growth Portfolio (Initial Class), ING MFS Research Equity Portfolio (Initial Class), ING JPMorgan Fleming International Portfolio (Initial Class) and ING T. Rowe Price Growth Equity Portfolio (Initial Class) subaccounts, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the ING Partners, Inc.
(IPI) portfolio from November 28, 1997, the date the portfolio commenced operations; and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the IPI portfolio.


For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.

                                                                                                         DATE
                                                                                                    CONTRIBUTIONS
                                                                                                        FIRST
                                                                                                       RECEIVED
                                                                                                      UNDER THE
                                                                                                       SEPARATE
                                                                           STANDARDIZED                ACCOUNT
-----------------------------------------------------------------------------------------------------------------
                                                                                           SINCE
                       SUBACCOUNT                          1 YEAR     5 YEAR    10 YEAR  INCEPTION*
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I)             (29.23%)                        (3.40%)     10/02/1998
AIM V.I. Core Equity Fund (Series I)                      (21.02%)                        (3.25%)     10/02/1998
AIM V.I. Growth Fund (Series I)                           (35.42%)                       (12.00%)     10/02/1998
AIM V.I. Premier Equity Fund (Series I)                   (34.76%)                        (5.37%)     10/02/1998
Calvert Social Balanced Portfolio(1)                      (17.81%)   (1.87%)     4.99%
Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class)   (15.19%)    1.10%                7.42%      06/30/1995
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)   (22.30%)   (2.21%)               6.78%      12/30/1994
Fidelity(R) VIP Growth Portfolio (Initial Class)          (34.61%)   (2.87%)               5.92%      12/30/1994
Fidelity(R)VIP Overseas Portfolio (Initial Class)         (25.42%)   (6.37%)              (0.06%)     01/31/1995
Franklin Small Cap Value Securities Fund (Class 2)                                       (25.13%)     05/02/2002
ING Alger Aggressive Growth Portfolio (Service Class)                                     (5.40%)     11/11/2002
ING Alger Growth Portfolio (Service Class)                                               (27.17%)     06/05/2002
ING American Century Small Cap Value Portfolio (Service
Class)                                                                                   (24.34%)     05/02/2002
ING Baron Small Cap Growth Portfolio (Service Class)                                     (18.04%)     05/03/2002
ING Goldman Sachs(R) Capital Growth Portfolio (Service
Class)                                                                                    (5.21%)     10/16/2002

ING JPMorgan Fleming International Portfolio (Initial
Class)                                                    (23.36%)   (4.38%)              (4.08%)     11/28/1997
Scudder VLIF International/ING JPMorgan Fleming
International(2)                                          (23.36%)   (4.38%)     4.01%

ING JPMorgan Mid Cap Value Portfolio (Service Class)                                     (12.81%)     05/21/2002

ING MFS Capital Opportunities Portfolio (Initial Class)   (34.67%)   (3.83%)              (3.50%)     11/28/1997
Neuberger Berman AMT Growth/ING MFS Capital
Opportunities(2)                                          (34.67%)   (3.84%)     3.99%

ING MFS Global Growth Portfolio (Service Class)                                          (21.58%)     05/03/2002

ING MFS Research Equity Portfolio (Initial Class)         (29.73%)   (5.29%)              (5.56%)     11/28/1997
American Century VP Capital Appreciation/ING MFS
Research Equity(2)                                        (29.73%)   (5.29%)    (0.13%)

ING OpCap Balanced Value Portfolio (Service Class)                                        (0.23%)     08/01/2002
ING PIMCO Total Return Portfolio (Service Class)                                           1.65%      05/07/2002

ING Salomon Brothers Aggressive Growth Portfolio
(Initial Class)                                           (39.48%)   (9.91%)              (9.97%)     11/28/1997
Alger American Small Cap/ING Salomon Brothers
Aggressive Growth(2)                                      (39.48%)   (9.91%)              (1.20%)     09/30/1993

ING Salomon Brothers Fundamental Value Portfolio
(Service Class)                                                                           (4.39%)     12/30/2002
ING Salomon Brothers Investors Value Portfolio (Service
Class)                                                                                   (26.01%)     05/24/2002

ING T. Rowe Price Growth Equity Portfolio (Initial
Class)                                                    (28.24%)   (1.10%)              (0.70%)     11/28/1997
Alger American Growth/ING T. Rowe Price Growth Equity(2)  (28.24%)   (1.11%)               7.17%      02/28/1995

ING UBS Tactical Asset Allocation Portfolio (Service
Class)                                                                                    (4.74%)     11/11/2002
ING Van Kampen Comstock Portfolio (Service Class)                                        (20.57%)     05/07/2002
ING VP Balanced Portfolio, Inc. (Class R)(1)              (16.08%)   (0.02%)     6.72%
ING VP Bond Portfolio (Class R)(1)                          1.36%     4.07%      5.24%
ING VP Growth and Income Portfolio (Class R)(1)           (29.83%)   (8.40%)     3.58%
ING VP Growth Opportunities Portfolio (Class R)                                          (28.32%)     05/07/2002
ING VP Growth Portfolio (Class R)                         (33.52%)   (5.68%)              (2.13%)     05/30/1997
ING VP Index Plus LargeCap Portfolio (Class R)            (26.59%)   (2.43%)               3.27%      10/31/1996
ING VP Index Plus MidCap Portfolio (Class R)              (17.76%)                         3.20%      05/04/1998
ING VP Index Plus SmallCap Portfolio (Class R)            (18.80%)                        (3.41%)     05/04/1998
ING VP International Equity Portfolio (Class R)           (31.41%)                       (11.12%)     05/05/1998
ING VP International Value Portfolio (Class R)                                           (23.62%)     05/06/2002
ING VP MagnaCap Portfolio (Class R)                                                      (25.42%)     05/21/2002
ING VP MidCap Opportunities Portfolio (Class R)                                          (25.16%)     05/29/2002
ING VP Money Market Portfolio (Class R)(1)(3)              (4.92%)    1.85%      3.08%
ING VP Natural Resources Trust                             (8.40%)   (4.69%)               0.86%      05/28/1993
ING VP Small Company Portfolio (Class R)                  (28.18%)   (0.16%)               3.25%      05/30/1997
ING VP SmallCap Opportunities Portfolio (Class R)                                        (35.39%)     05/21/2002

                                                                                                         DATE
                                                                                                    CONTRIBUTIONS
                                                                                                        FIRST
                                                                                                       RECEIVED
                                                                                                      UNDER THE
                                                                                                       SEPARATE
                                                                           STANDARDIZED                ACCOUNT
-----------------------------------------------------------------------------------------------------------------
                                                                                           SINCE
                       SUBACCOUNT                          1 YEAR     5 YEAR    10 YEAR  INCEPTION*
-----------------------------------------------------------------------------------------------------------------
ING VP Strategic Allocation Balanced Portfolio (Class R)  (15.36%)   (2.79%)               2.89%      08/31/1995
ING VP Strategic Allocation Growth Portfolio (Class R)    (19.31%)   (4.47%)               2.56%      08/31/1995
ING VP Strategic Allocation Income Portfolio (Class R)    (10.50%)   (0.27%)               3.74%      08/31/1995
ING VP Technology Portfolio (Class R)                     (45.07%)                       (41.21%)     05/01/2000
ING VP Value Opportunity Portfolio (Class R)              (30.74%)   (1.02%)               2.47%      05/30/1997
Janus Aspen Balanced Portfolio (Institutional Shares)     (12.47%)    5.49%               10.30%      01/31/1995
Janus Aspen Flexible Income Portfolio (Institutional
Shares)                                                     3.37%     4.30%                7.18%      10/31/1994
Janus Aspen Growth Portfolio (Institutional Shares)       (31.25%)   (4.06%)               4.76%      07/29/1994
Janus Aspen Mid Cap Growth Portfolio (Institutional
Shares)                                                   (32.58%)   (4.54%)               1.79%      10/31/1994
Janus Aspen Worldwide Growth Portfolio (Institutional
Shares)                                                   (30.30%)   (1.88%)               7.28%      04/28/1995
Lord Abbett Growth and Income Portfolio (Class VC)                                       (20.18%)     05/07/2002
Lord Abbett Mid-Cap Value Portfolio (Class VC)                                           (18.79%)     05/03/2002
Oppenheimer Global Securities Fund/VA                     (27.15%)    2.76%                3.91%      05/30/1997
Oppenheimer Strategic Bond Fund/VA                          0.53%     1.49%                2.27%      05/30/1997
Pioneer Equity Income VCT Portfolio (Class I)                                            (21.62%)     05/24/2002
Pioneer Fund VCT Portfolio (Class I)                                                      (4.96%)     12/30/2002
Pioneer Mid Cap Value VCT Portfolio (Class I)                                            (21.59%)     05/24/2002

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
* Reflects performance from the date contributions were first received in the fund under the separate account.
(1) These funds have been available through the separate account for more than ten years.
(2) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.
(3) The current yield for the subaccount for the seven-day period ended December 31, 2002 (on an annualized basis) was (0.43%). Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 5% early withdrawal charge.

                                                                                                                             FUND
                                                                                                                          INCEPTION
                                                                      NON-STANDARDIZED                                       DATE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               SINCE
                      SUBACCOUNT                           1 YEAR     3 YEARS     5 YEARS    10 YEARS        INCEPTION**
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I)             (25.51%)    (20.96%)     (3.74%)                       5.71%    05/05/1993
AIM V.I. Core Equity Fund (Series I)                      (16.86%)    (18.99%)     (2.43%)                       6.24%    05/02/1994
AIM V.I. Growth Fund (Series I)                           (32.02%)    (29.76%)     (9.42%)                       2.25%    05/05/1993
AIM V.I. Premier Equity Fund (Series I)                   (31.32%)    (20.78%)     (3.67%)                       6.22%    05/05/1993
Calvert Social Balanced Portfolio(1)                      (13.48%)     (8.88%)     (0.86%)       4.99%
Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class)   (10.72%)    (10.81%)      2.14%                       10.58%    01/03/1995
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)
(1)                                                       (18.21%)     (6.49%)     (1.20%)       8.14%
Fidelity(R) VIP Growth Portfolio (Initial Class) (1)      (31.17%)    (21.20%)     (1.86%)       6.80%
Fidelity(R) VIP Overseas Portfolio (Initial Class) (1)    (21.49%)    (21.40%)     (5.40%)       3.12%
Franklin Small Cap Value Securities Fund (Class 2)        (10.64%)      7.25%                                   (1.10%)   05/01/1998
ING Alger Aggressive Growth Portfolio (Service Class)     (31.24%)                                             (28.40%)   12/10/2001
ING Alger Growth Portfolio (Service Class)                (34.12%)                                             (32.01%)   12/10/2001
ING American Century Small Cap Value Portfolio
(Service Class)                                                                                                (19.32%)   05/01/2002
ING Baron Small Cap Growth Portfolio (Service Class)                                                           (13.30%)   05/01/2002
ING DSI Enhanced Index Portfolio (Service Class)          (24.07%)                                             (22.45%)   12/10/2001
ING Goldman Sachs(R) Capital Growth Portfolio (Service
Class)                                                    (25.98%)                                             (24.18%)   12/10/2001

ING JPMorgan Fleming International Portfolio (Initial
Class)                                                    (19.32%)    (22.82%)     (3.40%)                      (3.10%)   11/28/1997
Scudder VLIF International/ING JPMorgan Fleming
International(2)                                          (19.32%)    (22.82%)     (3.40%)       4.01%

ING JPMorgan Mid Cap Value Portfolio (Service Class)                                                            (8.48%)   05/01/2002

ING MFS Capital Opportunities Portfolio (Initial
Class)                                                    (31.23%)    (22.07%)     (2.84%)                      (2.55%)   11/28/1997
Neuberger Berman AMT Growth/ING MFS Capital
Opportunities(2)                                          (31.23%)    (22.08%)     (2.84%)       3.99%

ING MFS Global Growth Portfolio (Service Class)                                                                (16.96%)   05/01/2002

ING MFS Research Equity Portfolio (Initial Class)         (26.03%)    (18.46%)     (4.31%)                      (4.60%)   11/28/1997
American Century VP Capital Appreciation/ING MFS
Research Equity(2)                                        (26.03%)    (18.46%)     (4.31%)      (0.13%)

ING MFS Total Return Portfolio (Service Shares)            (6.54%)      2.01%                                   15.91%    08/14/1998
ING OpCap Balanced Value Portfolio (Service Class)        (22.43%)                                             (21.66%)   12/10/2001
ING PIMCO Total Return Portfolio (Service Class)                                                                 6.97%    05/01/2002

ING Salomon Brothers Aggressive Growth Portfolio
(Initial Class)                                           (36.29%)    (30.96%)     (8.98%)                      (9.06%)   11/28/1997
Alger American Small Cap/ING Salomon Brothers
Aggressive Growth(2)                                      (36.29%)    (30.96%)     (8.98%)       0.29%

ING Salomon Brothers Fundamental Value Portfolio
(Service Class)                                           (25.77%)                                             (22.98%)   12/10/2001
ING Salomon Brothers Investors Value Portfolio            (24.01%)                                             (21.84%)   12/10/2001
(Service Class)
ING T. Rowe Price Equity Income Portfolio (Service
Shares)(1)                                                (14.51%)     (1.72%)     (0.21%)       4.35%

ING T. Rowe Price Growth Equity Portfolio (Initial
Class)                                                    (24.46%)    (13.04%)     (0.09%)                       0.31%    11/28/1997
Alger American Growth/ING T. Rowe Price Growth
Equity(2)                                                 (24.46%)    (13.04%)     (0.09%)       8.56%

ING UBS Tactical Asset Allocation Portfolio (Service
Class)                                                    (24.30%)                                             (22.71%)   12/10/2001
ING Van Kampen Comstock Portfolio (Service Class)                                                              (17.08%)   05/01/2002
ING VP Balanced Portfolio, Inc. (Class R)(1)              (11.67%)     (6.55%)      1.01%        6.72%
ING VP Bond Portfolio (Class R)(1)                          6.70%       7.26%       5.14%        5.24%
ING VP Growth and Income Portfolio (Class R)(1)           (26.13%)    (19.56%)     (7.46%)       3.58%
ING VP Growth Opportunities Portfolio (Class R)           (32.61%)                                             (31.77%)   04/30/2000
ING VP Growth Portfolio (Class R)                         (30.03%)    (24.18%)     (4.71%)                       0.73%    12/13/1996
ING VP Index Plus LargeCap Portfolio (Class R)            (22.72%)    (16.29%)     (1.42%)                       4.76%    09/16/1996
ING VP Index Plus MidCap Portfolio (Class R)              (13.43%)     (0.21%)      6.77%                        7.43%    12/16/1997
ING VP Index Plus SmallCap Portfolio (Class R)            (14.52%)     (2.30%)     (0.23%)                       0.60%    12/19/1997
ING VP International Equity Portfolio (Class R)           (27.79%)    (24.83%)     (5.81%)                      (5.28%)   12/22/1997
ING VP International Value Portfolio (Class R)            (16.66%)     (9.69%)      4.66%                        4.44%    08/08/1997
ING VP MagnaCap Portfolio (Class R)                       (24.04%)                                             (13.76%)   05/01/2000
ING VP MidCap Opportunities Portfolio (Class R)           (26.99%)                                             (26.96%)   04/30/2000
ING VP Money Market Portfolio (Class R)(1)(3)               0.09%       2.39%       2.90%        3.08%
ING VP Natural Resources Trust(1)                          (3.58%)     (2.37%)     (3.71%)       2.49%
ING VP Small Company Portfolio (Class R)                  (24.40%)     (6.63%)      0.87%                        5.76%    12/27/1996

                                                                                                                             FUND
                                                                                                                          INCEPTION
                                                                      NON-STANDARDIZED                                       DATE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               SINCE
                      SUBACCOUNT                           1 YEAR     3 YEARS     5 YEARS    10 YEARS        INCEPTION**
------------------------------------------------------------------------------------------------------------------------------------
ING VP SmallCap Opportunities Portfolio (Class R)         (44.46%)    (27.26%)      1.11%                        5.79%    05/06/1994
ING VP Strategic Allocation Balanced Portfolio (Class
R)                                                        (10.91%)     (6.90%)     (1.79%)                       4.02%    07/05/1995
ING VP Strategic Allocation Growth Portfolio (Class R)    (15.06%)    (10.21%)     (3.48%)                       3.77%    07/05/1995
ING VP Strategic Allocation Income Portfolio (Class R)     (5.79%)     (2.21%)      0.76%                        4.75%    07/05/1995
ING VP Technology Portfolio (Class R)                     (42.18%)                                             (40.08%)   05/01/2000
ING VP Value Opportunity Portfolio (Class R)              (27.09%)    (11.02%)      0.00%                        5.73%    12/13/1996
Janus Aspen Balanced Portfolio (Institutional Shares)      (7.86%)     (5.92%)      6.57%                       10.19%    09/13/1993
Janus Aspen Flexible Income Portfolio (Institutional
Shares)                                                     8.81%       6.51%       5.38%                        6.75%    09/13/1993
Janus Aspen Growth Portfolio (Institutional Shares)       (27.63%)    (23.29%)     (3.07%)                       5.28%    09/13/1993
Janus Aspen Mid Cap Growth Portfolio (Institutional
Shares)                                                   (29.03%)    (34.26%)     (3.56%)                       5.63%    09/13/1993
Janus Aspen Worldwide Growth Portfolio (Institutional
Shares)                                                   (26.64%)    (22.50%)     (0.87%)                       8.73%    09/13/1993
Lord Abbett Growth and Income Portfolio (Class VC) (1)    (19.28%)     (5.44%)      1.57%        8.61%
Lord Abbett Mid-Cap Value Portfolio (Class VC)            (11.15%)     12.40%                                   10.64%    09/15/1999
Oppenheimer Global Securities Fund/VA(1)                  (23.32%)    (11.74%)      3.82%       10.22%
Oppenheimer Strategic Bond Fund/VA                          5.82%       3.37%       2.54%                        4.20%    05/03/1993
Pioneer Equity Income VCT Portfolio (Class I)             (17.10%)     (4.93%)      0.55%                        8.50%    03/01/1995
Pioneer Fund VCT Portfolio (Class I)                      (20.26%)                                               0.78%    10/31/1997
Pioneer Mid Cap Value VCT Portfolio (Class I)             (12.56%)      2.15%       2.34%                        7.84%    03/01/1995

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
**   Reflects performance from the fund's inception date.
(1)  These funds have been in operation for more than ten years.
(2) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.
(3) The current yield for the subaccount for the seven-day period ended December 31, 2002 (on an annualized basis) was (0.43%). Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 5% early withdrawal charge is not reflected.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the income phase payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the Annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be
20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the

------------------------
* If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

prior valuation (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, 600 Peachtree Street, Suite 2800, Atlanta, GA 30308, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account's financial statements. Prior to May 3, 2001, KPMG LLP were the independent auditors for the separate account and for the Company.

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account B

                              Financial Statements

                          Year ended December 31, 2002

                                    CONTENTS

Report of Independent Auditors                                               S-2

Audited Financial Statements

Statement of Assets and Liabilities                                          S-4
Statement of Operations                                                     S-14
Statements of Changes in Net Assets                                         S-26
Notes to Financial Statements                                               S-49

                         Report of Independent Auditors

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statement of assets and liabilities of ING Life Insurance and Annuity Company Variable Annuity Account B (comprised of the AIM V.I. Capital Appreciation, AIM V.I. Core Equity, AIM V.I. Government Securities, AIM V.I. Growth, AIM V.I. Premier Equity, Alger American Balanced, Alger American Income & Growth, Alger American Leveraged AllCap, Alliance Growth and Income, Alliance Premier Growth, Alliance Quasar, American Century VP Balanced, American Century VP International, Brinson Series Growth & Income, Brinson Series Small Cap, Brinson Series Tactical Allocation, Calvert Social Balanced, Federated American Leaders, Federated Equity Income, Federated Fund for U.S. Government Securities, Federated Growth Strategies, Federated High Income Bond, Federated International Equity, Federated Prime Money, Federated Utility, Fidelity(R) VIP Equity-Income, Fidelity(R) VIP Growth, Fidelity(R) VIP High Income, Fidelity(R) VIP Overseas, Fidelity(R) VIP II ASSET MANAGER(SM), Fidelity(R) VIP II Contrafund(R), Fidelity(R) VIP II Index 500, Fidelity(R) VIP II Investment Grade Bond, Franklin Small Cap Value Securities, ING GET Fund - Series C, ING GET Fund - Series D, ING GET Fund - Series E, ING GET Fund - Series G, ING GET Fund - Series H, ING GET Fund - Series I, ING GET Fund - Series J, ING GET Fund - Series K, ING GET Fund - Series L, ING GET Fund - Series M, ING GET Fund - Series N, ING GET Fund - Series P, ING GET Fund - Series Q, ING GET Fund - Series R, ING GET Fund - Series S, ING GET Fund - Series T, ING GET Fund - Series U, ING VP Balanced, ING VP Bond, ING VP Emerging Markets, ING VP Money Market, ING VP Natural Resources, ING VP Strategic Allocation Balanced, ING VP Strategic Allocation Growth, ING VP Strategic Allocation Income, ING Alger Aggressive Growth, ING Alger Growth, ING American Century Small Cap Value, ING Baron Small Cap Growth, ING Goldman Sachs Capital Growth, ING JP Morgan Fleming International, ING JP Morgan Mid Cap Value, ING MFS Capital Opportunities, ING MFS Global Growth, ING MFS Research, ING OpCap Balanced Value, ING PIMCO Total Return, ING Salomon Brothers Aggressive Growth, ING Salomon Brothers Capital, ING Salomon Brothers Investors Value, ING T. Rowe Price Growth Equity, ING UBS Tactical Asset Allocation, ING Van Kampen Comstock, ING VP Growth and Income, ING VP Growth, ING VP Index Plus LargeCap, ING VP Index Plus MidCap, ING VP Index Plus SmallCap, ING VP International Equity, ING VP Small Company, ING VP Technology, ING VP Value Opportunity, ING VP Growth Opportunities - Class R, ING VP Growth Opportunities - Class S, ING VP International Value, ING VP MagnaCap - Class R, ING VP MagnaCap - Class S, ING VP MidCap Opportunities - Class R, ING VP MidCap Opportunities - Class S, ING VP SmallCap Opportunities - Class R, ING VP SmallCap Opportunities - Class S, Janus Aspen Aggressive Growth, Janus Aspen Balanced, Janus Aspen Flexible Income, Janus Aspen

Growth, Janus Aspen Worldwide Growth, Lord Abbett Growth and Income, Lord Abbett MidCap Value, MFS(R) Global Governments, MFS(R) Total Return, Oppenheimer Aggressive Growth, Oppenheimer Global Securities, Oppenheimer Main Street Growth & Income, Oppenheimer Strategic Bond, Pioneer Equity Income VCT, Pioneer VCT, Pioneer Mid Cap Value VCT, Prudential Jennison, and SP Jennison International Growth Divisions) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ING Life Insurance and Annuity Company Variable Annuity Account B at December 31, 2002, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.


                                               /s/  Ernst & Young LLP

Atlanta, Georgia
March 14, 2003

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account B

                       Statement of Assets and Liabilities

                                December 31, 2002

                                                        AIM V.I.                          AIM V.I.
                                                        CAPITAL       AIM V.I. CORE      GOVERNMENT        AIM V.I.
                                                      APPRECIATION        EQUITY         SECURITIES         GROWTH
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   14,831,979   $   29,940,240   $   25,997,225   $   14,945,690
                                                     -----------------------------------------------------------------
Total assets                                             14,831,979       29,940,240       25,997,225       14,945,690
                                                     -----------------------------------------------------------------

Net assets                                           $   14,831,979   $   29,940,240   $   25,997,225   $   14,945,690
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $   14,401,283   $   26,781,106   $   25,997,225   $   14,294,057
  Contracts in payout (annuitization) period                430,696        3,159,134                -          651,633
                                                     -----------------------------------------------------------------
Total net assets                                     $   14,831,979   $   29,940,240   $   25,997,225   $   14,945,690
                                                     =================================================================

Total number of shares                                      902,738        1,762,227        2,096,550        1,322,627
                                                     =================================================================

Cost of shares                                       $   18,955,748   $   35,547,810   $   25,411,578   $   20,177,678
                                                     =================================================================

                                                        AMERICAN        AMERICAN       BRINSON SERIES
                                                      CENTURY(R) VP   CENTURY(R) VP       TACTICAL      CALVERT SOCIAL
                                                        BALANCED      INTERNATIONAL      ALLOCATION        BALANCED
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $    1,483,040   $    1,538,873   $    9,724,571   $    1,775,384
                                                     -----------------------------------------------------------------
Total assets                                              1,483,040        1,538,873        9,724,571        1,775,384
                                                     -----------------------------------------------------------------

Net assets                                           $    1,483,040   $    1,538,873   $    9,724,571   $    1,775,384
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $    1,483,040   $    1,538,873   $    9,724,571   $    1,775,384
  Contracts in payout (annuitization) period                      -                -                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $    1,483,040   $    1,538,873   $    9,724,571   $    1,775,384
                                                     =================================================================

Total number of shares                                      255,256          295,369          999,442        1,183,589
                                                     =================================================================

Cost of shares                                       $    1,625,187   $    1,916,928   $   12,292,389   $    2,028,088
                                                     =================================================================

SEE ACCOMPANYING NOTES.

                                                                                       ALGER AMERICAN   ALGER AMERICAN
                                                        AIM V.I.      ALGER AMERICAN      INCOME &        LEVERAGED
                                                     PREMIER EQUITY      BALANCED          GROWTH           ALLCAP
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   41,326,592   $    2,576,379   $    6,166,827   $    5,723,711
                                                     -----------------------------------------------------------------
Total assets                                             41,326,592        2,576,379        6,166,827        5,723,711
                                                     -----------------------------------------------------------------

Net assets                                           $   41,326,592   $    2,576,379   $    6,166,827   $    5,723,711
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $   38,978,157   $    2,576,379   $    6,166,827   $    5,723,711
  Contracts in payout (annuitization) period              2,348,435                -                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $   41,326,592   $    2,576,379   $    6,166,827   $    5,723,711
                                                     =================================================================

Total number of shares                                    2,547,879          228,200          851,772          274,519
                                                     =================================================================

Cost of shares                                       $   55,313,967   $    2,906,080   $    8,544,208   $    8,135,410
                                                     =================================================================

                                                        ALLIANCE         ALLIANCE
                                                       GROWTH AND        PREMIER          ALLIANCE
                                                         INCOME           GROWTH           QUASAR
                                                     ------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   22,168,501   $    5,838,258   $      683,596
                                                     ------------------------------------------------
Total assets                                             22,168,501        5,838,258          683,596
                                                     ------------------------------------------------

Net assets                                           $   22,168,501   $    5,838,258   $      683,596
                                                     ================================================
NET ASSETS
  Accumulation units                                 $   22,168,501   $    5,838,258   $      683,596
  Contracts in payout (annuitization) period                      -                -                -
                                                     ------------------------------------------------
Total net assets                                     $   22,168,501   $    5,838,258   $      683,596
                                                     ================================================

Total number of shares                                    1,333,845          334,571          100,087
                                                     ================================================

Cost of shares                                       $   29,326,543   $    7,590,985   $      946,508
                                                     ================================================

                                                                                       FEDERATED FUND
                                                        FEDERATED                          FOR US         FEDERATED
                                                        AMERICAN         FEDERATED       GOVERNMENT         GROWTH
                                                        LEADERS        EQUITY INCOME     SECURITIES       STRATEGIES
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   50,538,929   $   10,263,865   $   12,674,158   $   10,415,347
                                                     -----------------------------------------------------------------
Total assets                                             50,538,929       10,263,865       12,674,158       10,415,347
                                                     -----------------------------------------------------------------

Net assets                                           $   50,538,929   $   10,263,865   $   12,674,158   $   10,415,347
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $   50,440,295   $   10,175,474   $   12,674,158   $   10,415,347
  Contracts in payout (annuitization) period                 98,634           88,391                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $   50,538,929   $   10,263,865   $   12,674,158   $   10,415,347
                                                     =================================================================

Total number of shares                                    3,322,744        1,054,868        1,057,943          801,181
                                                     =================================================================

Cost of shares                                       $   66,150,117   $   14,483,890   $   11,697,945   $   19,603,994
                                                     =================================================================

                                                                         FEDERATED
                                                     FEDERATED HIGH    INTERNATIONAL      FEDERATED
                                                       INCOME BOND        EQUITY         PRIME MONEY
                                                     ------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   16,683,252   $    6,023,743   $    7,386,500
                                                     ------------------------------------------------
Total assets                                             16,683,252        6,023,743        7,386,500
                                                     ------------------------------------------------

Net assets                                           $   16,683,252   $    6,023,743   $    7,386,500
                                                     ================================================
NET ASSETS
  Accumulation units                                 $   16,665,208   $    5,978,828   $    7,386,500
  Contracts in payout (annuitization) period                 18,044           44,915                -
                                                     ------------------------------------------------
Total net assets                                     $   16,683,252   $    6,023,743   $    7,386,500
                                                     ================================================

Total number of shares                                    2,356,392          685,295        7,386,500
                                                     ================================================

Cost of shares                                       $   19,139,746   $   13,004,078   $    7,386,500
                                                     ================================================

                                                       FEDERATED     FIDELITY(R) VIP  FIDELITY(R) VIP  FIDELITY(R) VIP
                                                        UTILITY       EQUITY-INCOME       GROWTH         HIGH INCOME
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $    7,020,743   $  146,420,473   $   98,179,526   $   36,456,443
                                                     -----------------------------------------------------------------
Total assets                                              7,020,743      146,420,473       98,179,526       36,456,443
                                                     -----------------------------------------------------------------

Net assets                                           $    7,020,743   $  146,420,473   $   98,179,526   $   36,456,443
                                                     =================================================================

NET ASSETS
  Accumulation units                                 $    6,995,021   $  146,420,473   $   98,179,526   $   35,239,038
  Contracts in payout (annuitization) period                 25,722                -                -        1,217,405
                                                     -----------------------------------------------------------------
Total net assets                                     $    7,020,743   $  146,420,473   $   98,179,526   $   36,456,443
                                                     =================================================================

Total number of shares                                      933,609        8,062,801        4,188,546        6,147,798
                                                     =================================================================

Cost of shares                                       $   11,520,737   $  176,875,742   $  134,175,187   $   35,269,905
                                                     =================================================================

                                                        ING GET          ING GET
                                                     FUND - SERIES    FUND - SERIES    ING GET FUND -   ING GET FUND -
                                                           E               G             SERIES H         SERIES I
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $  276,396,796   $  163,876,702   $  121,603,049   $   84,078,702
                                                     -----------------------------------------------------------------
Total assets                                            276,396,796      163,876,702      121,603,049       84,078,702
                                                     -----------------------------------------------------------------

Net assets                                           $  276,396,796   $  163,876,702   $  121,603,049   $   84,078,702
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $  276,396,796   $  163,876,702   $  121,603,049   $   84,078,702
  Contracts in payout (annuitization) period                      -                -                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $  276,396,796   $  163,876,702   $  121,603,049   $   84,078,702
                                                     =================================================================

Total number of shares                                   28,089,105       16,387,670       11,992,411        8,316,390
                                                     =================================================================

Cost of shares                                       $  278,487,403   $  163,834,851   $  120,839,531   $   83,250,451
                                                     =================================================================

SEE ACCOMPANYING NOTES.

                                                                      FIDELITY(R) VIP    FIDELITY(R)
                                                     FIDELITY(R) VIP     II ASSET          VIP II      FIDELITY(R) VIP
                                                        OVERSEAS        MANAGER(SM)     CONTRAFUND(R)    II INDEX 500
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $    6,616,775   $   11,086,015   $  145,571,079   $   64,190,398
                                                     -----------------------------------------------------------------
Total assets                                              6,616,775       11,086,015      145,571,079       64,190,398
                                                     -----------------------------------------------------------------

Net assets                                           $    6,616,775   $   11,086,015   $  145,571,079   $   64,190,398
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $    6,616,775   $   11,086,015   $  145,571,079   $   64,190,398
  Contracts in payout (annuitization) period                      -                -                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $    6,616,775   $   11,086,015   $  145,571,079   $   64,190,398
                                                     =================================================================

Total number of shares                                      602,621          869,491        8,042,601          642,418
                                                     =================================================================

Cost of shares                                       $    7,879,773   $   11,920,837   $  166,018,954   $   80,173,340
                                                     =================================================================

                                                    FIDELITY(R) VIP   FRANKLIN SMALL
                                                     II INVESTMENT      CAP VALUE       ING GET FUND
                                                       GRADE BOND       SECURITIES       - SERIES D
                                                    -------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $    2,890,300   $      364,802   $  103,697,732
                                                     ------------------------------------------------
Total assets                                              2,890,300          364,802      103,697,732
                                                     ------------------------------------------------

Net assets                                           $    2,890,300   $      364,802   $  103,697,732
                                                     ================================================
NET ASSETS
  Accumulation units                                 $    2,890,300   $      364,802   $  103,697,732
  Contracts in payout (annuitization) period                      -                -                -
                                                     ------------------------------------------------
Total net assets                                     $    2,890,300   $      364,802   $  103,697,732
                                                     ================================================

Total number of shares                                      210,971           37,961       11,043,422
                                                     ================================================

Cost of shares                                       $    2,658,230   $      363,037   $  108,305,744
                                                     ================================================

                                                      ING GET FUND     ING GET FUND     ING GET FUND     ING GET FUND
                                                       - SERIES J       - SERIES K       - SERIES L       - SERIES M
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   71,844,245   $   81,260,062   $   75,254,546   $  115,381,108
                                                     -----------------------------------------------------------------
Total assets                                             71,844,245       81,260,062       75,254,546      115,381,108
                                                     -----------------------------------------------------------------

Net assets                                           $   71,844,245   $   81,260,062   $   75,254,546   $  115,381,108
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $   71,844,245   $   81,260,062   $   75,254,546   $  115,381,108
  Contracts in payout (annuitization) period                      -                -                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $   71,844,245   $   81,260,062   $   75,254,546   $  115,381,108
                                                     =================================================================

Total number of shares                                    7,127,405        7,912,372        7,436,220       11,356,408
                                                     =================================================================

Cost of shares                                       $   70,574,219   $   79,242,590   $   73,247,260   $  111,414,328
                                                     =================================================================

                                                      ING GET FUND     ING GET FUND     ING GET FUND
                                                       - SERIES N       - SERIES P       - SERIES Q
                                                     ------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   90,143,302   $   76,333,735   $   54,825,559
                                                     ------------------------------------------------
Total assets                                             90,143,302       76,333,735       54,825,559
                                                     ------------------------------------------------

Net assets                                           $   90,143,302   $   76,333,735   $   54,825,559
                                                     ================================================
NET ASSETS
  Accumulation units                                 $   90,143,302   $   76,333,735   $   54,825,559
  Contracts in payout (annuitization) period                      -                -                -
                                                     ------------------------------------------------
Total net assets                                     $   90,143,302   $   76,333,735   $   54,825,559
                                                     ================================================

Total number of shares                                    8,907,441        7,498,402   $    5,460,713
                                                     ================================================

Cost of shares                                       $   90,892,913   $   74,834,416   $   54,500,194
                                                     ================================================

                                                      ING GET FUND     ING GET FUND     ING GET FUND     ING GET FUND
                                                       - SERIES R       - SERIES S       - SERIES T       - SERIES U
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   43,556,397   $   53,553,407   $   39,378,494   $      502,569
                                                     -----------------------------------------------------------------
Total assets                                             43,556,397       53,553,407       39,378,494          502,569
                                                     -----------------------------------------------------------------

Net assets                                           $   43,556,397   $   53,553,407   $   39,378,494   $      502,569
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $   43,556,397   $   53,553,407   $   39,378,494   $      502,569
  Contracts in payout (annuitization) period                      -                -                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $   43,556,397   $   53,553,407   $   39,378,494   $      502,569
                                                     =================================================================

Total number of shares                                    4,312,515        5,318,114        3,891,156           50,234
                                                     =================================================================

Cost of shares                                       $   43,208,554   $   53,289,484   $   38,992,044   $      502,399
                                                     =================================================================

                                                         ING VP
                                                       STRATEGIC        ING ALGER                        ING AMERICAN
                                                       ALLOCATION       AGGRESSIVE       ING ALGER      CENTURY SMALL
                                                         INCOME           GROWTH           GROWTH         CAP VALUE
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   20,088,287   $      178,669   $        9,413   $      172,840
                                                     -----------------------------------------------------------------
Total assets                                             20,088,287          178,669            9,413          172,840
                                                     -----------------------------------------------------------------

Net assets                                           $   20,088,287   $      178,669   $        9,413   $      172,840
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $   16,945,520   $      178,669   $        9,413   $      172,840
  Contracts in payout (annuitization) period              3,142,767                -                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $   20,088,287   $      178,669   $        9,413   $      172,840
                                                     =================================================================

Total number of shares                                    1,811,388           35,102            1,428           21,207
                                                     =================================================================

Cost of shares                                       $   22,057,068   $      190,259   $       10,342   $      165,978
                                                     =================================================================

SEE ACCOMPANYING NOTES.

                                                                                           ING VP
                                                         ING VP                           EMERGING       ING VP MONEY
                                                        BALANCED       ING VP BOND        MARKETS           MARKET
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $  148,867,834   $  164,563,104   $      649,050   $  262,555,759
                                                     -----------------------------------------------------------------
Total assets                                            148,867,834      164,563,104          649,050      262,555,759
                                                     -----------------------------------------------------------------

Net assets                                           $  148,867,834   $  164,563,104   $      649,050   $  262,555,759
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $  113,344,138   $  150,113,484   $      649,050   $  252,582,665
  Contracts in payout (annuitization) period             35,523,696       14,449,620                -        9,973,094
                                                     -----------------------------------------------------------------
Total net assets                                     $  148,867,834   $  164,563,104   $      649,050   $  262,555,759
                                                     =================================================================

Total number of shares                                   13,873,983       12,162,831          145,201       20,157,213
                                                     =================================================================

Cost of shares                                       $  178,415,327   $  160,681,216   $      833,454   $  261,307,778
                                                     =================================================================

                                                                         ING VP            ING VP
                                                        ING VP          STRATEGIC         STRATEGIC
                                                        NATURAL         ALLOCATION        ALLOCATION
                                                       RESOURCES         BALANCED          GROWTH
                                                     ------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $    1,566,801   $   14,344,005   $   11,256,899
                                                     ------------------------------------------------
Total assets                                              1,566,801       14,344,005       11,256,899
                                                     ------------------------------------------------

Net assets                                           $    1,566,801   $   14,344,005   $   11,256,899
                                                     ================================================
NET ASSETS
  Accumulation units                                 $    1,566,801   $   12,850,128   $   10,763,357
  Contracts in payout (annuitization) period                      -        1,493,877          493,542
                                                     ------------------------------------------------
Total net assets                                     $    1,566,801   $   14,344,005   $   11,256,899
                                                     ================================================

Total number of shares                                      129,274        1,320,811        1,041,341
                                                     ================================================

Cost of shares                                       $    1,750,492   $   16,686,947   $   13,564,418
                                                     ================================================

                                                       ING BARON         ING GOLDMAN       ING JPMORGAN
                                                       SMALL CAP       SACHS(R) CAPITAL      FLEMING        ING JPMORGAN
                                                        GROWTH             GROWTH         INTERNATIONAL     MID CAP VALUE
                                                    ---------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $      193,278     $       18,093    $   24,044,050   $       86,925
                                                     --------------------------------------------------------------------
Total assets                                                193,278             18,093        24,044,050           86,925
                                                     --------------------------------------------------------------------

Net assets                                           $      193,278     $       18,093    $   24,044,050   $       86,925
                                                     ====================================================================
NET ASSETS
  Accumulation units                                 $      193,278     $       18,093    $   23,318,905   $       86,925
  Contracts in payout (annuitization) period                      -                  -           725,145                -
                                                     --------------------------------------------------------------------
Total net assets                                     $      193,278     $       18,093    $   24,044,050   $       86,925
                                                     ====================================================================

Total number of shares                                       22,064              2,159         2,942,968            9,418
                                                     ====================================================================

Cost of shares                                       $      192,951     $       18,642    $   24,274,938   $       89,224
                                                     ====================================================================

                                                        ING MFS
                                                        CAPITAL          ING MFS          ING MFS
                                                     OPPORTUNITIES    GLOBAL GROWTH       RESEARCH
                                                     ------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   35,740,787   $        1,402   $   40,668,842
                                                     ------------------------------------------------
Total assets                                             35,740,787            1,402       40,668,842
                                                     ------------------------------------------------

Net assets                                           $   35,740,787   $        1,402   $   40,668,842
                                                     ================================================
NET ASSETS
  Accumulation units                                 $   33,216,756   $        1,402   $   40,668,842
  Contracts in payout (annuitization) period              2,524,031                -                -
                                                     ------------------------------------------------
Total net assets                                     $   35,740,787   $        1,402   $   40,668,842
                                                     ================================================

Total number of shares                                    1,887,053              167        6,699,974
                                                     ================================================

Cost of shares                                       $   49,418,144   $        1,419   $   53,843,434
                                                     ================================================

                                                                                       ING SALOMON
                                                                                         BROTHERS       ING SALOMON
                                                      ING OPCAP        ING PIMCO        AGGRESSIVE       BROTHERS
                                                    BALANCED VALUE    TOTAL RETURN        GROWTH          CAPITAL
                                                    -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value         $       15,244   $    1,275,028   $   47,007,829   $        5,034
                                                    -----------------------------------------------------------------
Total assets                                                15,244        1,275,028       47,007,829            5,034
                                                    -----------------------------------------------------------------

Net assets                                          $       15,244   $    1,275,028   $   47,007,829   $        5,034
                                                    =================================================================
NET ASSETS
  Accumulation units                                $       15,244   $    1,275,028   $   46,015,154   $        5,034
  Contracts in payout (annuitization) period                     -                -          992,675                -
                                                    -----------------------------------------------------------------
Total net assets                                    $       15,244   $    1,275,028   $   47,007,829   $        5,034
                                                    =================================================================

Total number of shares                                       1,581          120,856        1,783,978              421
                                                    =================================================================

Cost of shares                                      $       14,972   $    1,256,640   $   64,573,920   $        5,000
                                                    =================================================================

                                                                                          ING VP
                                                      ING VP INDEX     ING VP INDEX    INTERNATIONAL     ING VP SMALL
                                                      PLUS MIDCAP     PLUS SMALLCAP        EQUITY          COMPANY
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   11,779,436   $    4,274,524   $    5,227,820   $   52,157,900
                                                     -----------------------------------------------------------------
Total assets                                             11,779,436        4,274,524        5,227,820       52,157,900
                                                     -----------------------------------------------------------------

Net assets                                           $   11,779,436   $    4,274,524   $    5,227,820   $   52,157,900
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $   11,779,436   $    4,274,524   $    4,851,325   $   48,275,927
  Contracts in payout (annuitization) period                      -                -          376,495        3,881,973
                                                     -----------------------------------------------------------------
Total net assets                                     $   11,779,436   $    4,274,524   $    5,227,820   $   52,157,900
                                                     =================================================================

Total number of shares                                      993,207          429,600          904,467        4,090,816
                                                     =================================================================

Cost of shares                                       $   13,481,416   $    4,957,354   $    5,282,086   $   64,947,675
                                                     =================================================================

SEE ACCOMPANYING NOTES.

                                                      ING SALOMON       ING T. ROWE       ING UBS          ING VAN
                                                       BROTHERS        PRICE GROWTH    TACTICAL ASSET       KAMPEN
                                                    INVESTORS VALUE       EQUITY         ALLOCATION        COMSTOCK
                                                    ------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $       14,349   $   58,442,588   $          428   $      318,983
                                                     -----------------------------------------------------------------
Total assets                                                 14,349       58,442,588              428          318,983
                                                     -----------------------------------------------------------------

Net assets                                           $       14,349   $   58,442,588   $          428   $      318,983
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $       14,349   $   56,097,352   $          428   $      318,983
  Contracts in payout (annuitization) period                      -        2,345,236                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $       14,349   $   58,442,588   $          428   $      318,983
                                                     =================================================================

Total number of shares                                        1,444        1,684,710               18           38,247
                                                     =================================================================

Cost of shares                                       $       15,996   $   73,754,294   $          440   $      330,123
                                                     =================================================================

                                                         ING VP
                                                       GROWTH AND         ING VP        ING VP INDEX
                                                         INCOME           GROWTH       PLUS LARGECAP
                                                     ------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $  415,966,022   $   28,286,199   $  154,416,728
                                                     ------------------------------------------------
Total assets                                            415,966,022       28,286,199      154,416,728
                                                     ------------------------------------------------

Net assets                                           $  415,966,022   $   28,286,199   $  154,416,728
                                                     ================================================
NET ASSETS
  Accumulation units                                 $  329,440,424   $   25,655,013   $  122,505,931
  Contracts in payout (annuitization) period             86,525,598        2,631,186       31,910,797
                                                     ------------------------------------------------
Total net assets                                     $  415,966,022   $   28,286,199   $  154,416,728
                                                     ================================================

Total number of shares                                   28,687,312        4,129,372       14,231,957
                                                     ================================================

Cost of shares                                       $  678,063,682   $   37,384,530   $  189,726,070
                                                     ================================================

                                                                                           ING VP           ING VP
                                                                                           GROWTH           GROWTH
                                                         ING VP        ING VP VALUE    OPPORTUNITIES    OPPORTUNITIES
                                                       TECHNOLOGY      OPPORTUNITY       - CLASS R        - CLASS S
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $    6,564,063   $   17,000,985   $      384,251   $      125,218
                                                     -----------------------------------------------------------------
Total assets                                              6,564,063       17,000,985          384,251          125,218
                                                     -----------------------------------------------------------------

Net assets                                           $    6,564,063   $   17,000,985   $      384,251   $      125,218
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $    6,564,063   $   17,000,985   $      384,251   $      125,218
  Contracts in payout (annuitization) period                      -                -                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $    6,564,063   $   17,000,985   $      384,251   $      125,218
                                                     =================================================================

Total number of shares                                    2,467,693        1,740,121          102,467           33,303
                                                     =================================================================

Cost of shares                                       $    8,536,756   $   22,638,830   $      403,353   $      154,512
                                                     =================================================================

                                                         ING VP           ING VP           ING VP
                                                     INTERNATIONAL      MAGNACAP -        MAGNACAP -
                                                         VALUE            CLASS R         CLASS S
                                                     ------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $      403,983   $       26,804   $      489,722
                                                     ------------------------------------------------
Total assets                                                403,983           26,804          489,722
                                                     ------------------------------------------------

Net assets                                           $      403,983   $       26,804   $      489,722
                                                     ================================================
NET ASSETS
  Accumulation units                                 $      403,983   $       26,804   $      489,722
  Contracts in payout (annuitization) period                      -                -                -
                                                     ------------------------------------------------
Total net assets                                     $      403,983   $       26,804   $      489,722
                                                     ================================================

Total number of shares                                       46,975            3,930           71,492
                                                     ================================================

Cost of shares                                       $      434,101   $       32,494   $      604,708
                                                     ================================================

                                                         ING VP           ING VP           ING VP          ING VP
                                                         MIDCAP           MIDCAP          SMALLCAP        SMALLCAP
                                                     OPPORTUNITIES -  OPPORTUNITIES -  OPPORTUNITIES-  OPPORTUNITIES -
                                                        CLASS R          CLASS S          CLASS R         CLASS S
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $       76,098   $    2,583,170   $       58,445   $    1,771,721
                                                     -----------------------------------------------------------------
Total assets                                                 76,098        2,583,170           58,445        1,771,721
                                                     -----------------------------------------------------------------

Net assets                                           $       76,098   $    2,583,170   $       58,445   $    1,771,721
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $       76,098   $    2,583,170   $       58,445   $    1,771,721
  Contracts in payout (annuitization) period                      -                -                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $       76,098   $    2,583,170   $       58,445   $    1,771,721
                                                     =================================================================

Total number of shares                                       16,911          577,890            5,488          166,986
                                                     =================================================================

Cost of shares                                       $       76,903   $    3,032,227   $       62,023   $    2,367,889
                                                     =================================================================

                                                                                        OPPENHEIMER      OPPENHEIMER
                                                     MFS(R) GLOBAL     MFS(R) TOTAL      AGGRESSIVE        GLOBAL
                                                      GOVERNMENTS         RETURN           GROWTH        SECURITIES
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $    2,720,439   $   91,725,015   $   23,930,198   $   15,176,818
                                                     -----------------------------------------------------------------
Total assets                                              2,720,439       91,725,015       23,930,198       15,176,818
                                                     -----------------------------------------------------------------

Net assets                                           $    2,720,439   $   91,725,015   $   23,930,198   $   15,176,818
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $    2,720,439   $   91,725,015   $   23,110,791   $   15,176,818
  Contracts in payout (annuitization) period                      -                -          819,407                -
                                                     -----------------------------------------------------------------
Total net assets                                     $    2,720,439   $   91,725,015   $   23,930,198   $   15,176,818
                                                     =================================================================

Total number of shares                                      258,351        5,351,518          818,686          857,447
                                                     =================================================================

Cost of shares                                       $    2,618,004   $  102,010,242   $   30,059,768   $   19,348,041
                                                     =================================================================

SEE ACCOMPANYING NOTES.

                                                      JANUS ASPEN
                                                       AGGRESSIVE      JANUS ASPEN      JANUS ASPEN      JANUS ASPEN
                                                         GROWTH          BALANCED     FLEXIBLE INCOME       GROWTH
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   77,233,111   $  197,825,408   $   28,391,748   $   98,502,589
                                                     -----------------------------------------------------------------
Total assets                                             77,233,111      197,825,408       28,391,748       98,502,589
                                                     -----------------------------------------------------------------

Net assets                                           $   77,233,111   $  197,825,408   $   28,391,748   $   98,502,589
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $   77,233,111   $  197,825,408   $   28,391,748   $   92,138,870
  Contracts in payout (annuitization) period                      -                -                -        6,363,719
                                                     -----------------------------------------------------------------
Total net assets                                     $   77,233,111   $  197,825,408   $   28,391,748   $   98,502,589
                                                     =================================================================

Total number of shares                                    4,875,828        9,607,839        2,308,272        6,742,135
                                                     =================================================================

Cost of shares                                       $   92,264,412   $  218,902,715   $   27,607,794   $  130,606,459
                                                     =================================================================

                                                      JANUS ASPEN      LORD ABBETT
                                                       WORLDWIDE        GROWTH AND      LORD ABBETT
                                                        GROWTH            INCOME       MID-CAP VALUE
                                                     ------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $  198,280,103   $      421,513   $      473,961
                                                     ------------------------------------------------
Total assets                                            198,280,103          421,513          473,961
                                                     ------------------------------------------------

Net assets                                           $  198,280,103   $      421,513   $      473,961
                                                     ================================================
NET ASSETS
  Accumulation units                                 $  190,950,563   $      421,513   $      473,961
  Contracts in payout (annuitization) period              7,329,540                -                -
                                                     ------------------------------------------------
Total net assets                                     $  198,280,103   $      421,513   $      473,961
                                                     ================================================

Total number of shares                                    9,419,482           22,385           34,196
                                                     ================================================

Cost of shares                                       $  253,349,460   $      440,890   $      499,299
                                                     ================================================

                                                      OPPENHEIMER
                                                      MAIN STREET
                                                        GROWTH &       OPPENHEIMER     PIONEER EQUITY      PIONEER
                                                         INCOME       STRATEGIC BOND     INCOME VCT          VCT
                                                     -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $   48,800,609   $   32,734,881   $      153,293   $        1,303
                                                     -----------------------------------------------------------------
Total assets                                             48,800,609       32,734,881          153,293            1,303
                                                     -----------------------------------------------------------------

Net assets                                           $   48,800,609   $   32,734,881   $      153,293   $        1,303
                                                     =================================================================
NET ASSETS
  Accumulation units                                 $   45,707,631   $   31,581,706   $      153,293   $        1,303
  Contracts in payout (annuitization) period              3,092,978        1,153,175                -                -
                                                     -----------------------------------------------------------------
Total net assets                                     $   48,800,609   $   32,734,881   $      153,293   $        1,303
                                                     =================================================================

Total number of shares                                    3,185,418        7,162,994           10,145               85
                                                     =================================================================

Cost of shares                                       $   60,569,880   $   31,335,136   $      159,271   $        1,302
                                                     =================================================================

                                                                                        SP JENNISON
                                                      PIONEER MID       PRUDENTIAL     INTERNATIONAL
                                                     CAP VALUE VCT       JENNISON          GROWTH
                                                     ------------------------------------------------
ASSETS
  Investments in mutual funds at fair value          $       30,425   $      426,947   $      213,838
                                                     ------------------------------------------------
Total assets                                                 30,425          426,947          213,838
                                                     ------------------------------------------------

Net assets                                           $       30,425   $      426,947   $      213,838
                                                     ================================================
NET ASSETS
  Accumulation units                                 $       30,425   $      426,947   $      213,838
  Contracts in payout (annuitization) period                      -                -                -
                                                     ------------------------------------------------
Total net assets                                     $       30,425   $      426,947   $      213,838
                                                     ================================================

Total number of shares                                        2,036           33,618           51,035
                                                     ================================================

Cost of shares                                       $       30,375   $      456,396   $      220,447
                                                     ================================================

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account B

                             Statement of Operations

                      For the year ended December 31, 2002

                                                        AIM V.I.                         AIM V.I.
                                                         CAPITAL       AIM V.I. CORE    GOVERNMENT
                                                      APPRECIATION        EQUITY        SECURITIES
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            -   $      110,893   $      469,767
                                                     ------------------------------------------------
Total investment income                                           -          110,893          469,767

Expenses:
 Mortality and expense risk and other charges               234,121          447,816          212,298
                                                     ------------------------------------------------
Total expenses                                              234,121          447,816          212,298
                                                     ------------------------------------------------
Net investment income (loss)                               (234,121)        (336,923)         257,469

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                 (11,841,069)     (19,166,365)         274,461
Capital gains distributions                                       -                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                            (11,841,069)     (19,166,365)         274,461

Net unrealized appreciation (depreciation) of
 investments                                              6,412,975       12,696,921          710,014
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $   (5,662,215)  $   (6,806,367)  $    1,241,944
                                                     ================================================

                                                                         AMERICAN         AMERICAN
                                                        ALLIANCE       CENTURY(R) VP   CENTURY(R) VP
                                                         QUASAR          BALANCED      INTERNATIONAL
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            -   $       50,084   $       17,753
                                                     ------------------------------------------------
Total investment income                                           -           50,084           17,753

Expenses:
 Mortality and expense risk and other charges                11,757           24,787           29,964
                                                     ------------------------------------------------
Total expenses                                               11,757           24,787           29,964
                                                     ------------------------------------------------
Net investment income (loss)                                (11,757)          25,297          (12,211)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     (52,585)        (331,096)      (1,559,008)
Capital gains distributions                                       -                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                (52,585)        (331,096)      (1,559,008)

Net unrealized appreciation (depreciation) of
 investments                                               (320,915)          88,916        1,039,420
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $     (385,257)  $     (216,883)  $     (531,799)
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                                                                        ALGER AMERICAN
                                                        AIM V.I.         AIM V.I.      ALGER AMERICAN      INCOME &
                                                         GROWTH       PREMIER EQUITY      BALANCED          GROWTH
                                                     -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            -   $      167,442   $       53,511   $       55,622
                                                     -----------------------------------------------------------------
Total investment income                                           -          167,442           53,511           55,622

Expenses:
 Mortality and expense risk and other charges               252,850          686,444           44,948          119,926
                                                     -----------------------------------------------------------------
Total expenses                                              252,850          686,444           44,948          119,926
                                                     -----------------------------------------------------------------
Net investment income (loss)                               (252,850)        (519,002)           8,563          (64,304)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                 (21,531,563)     (22,963,948)        (480,416)      (4,172,553)
Capital gains distributions                                       -                -                -                -
                                                     -----------------------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                            (21,531,563)     (22,963,948)        (480,416)      (4,172,553)

Net unrealized appreciation (depreciation) of
 investments                                             13,605,701        1,596,273           (8,111)         797,771
                                                     -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $   (8,178,712)  $  (21,886,677)  $     (479,964)  $   (3,439,086)
                                                     =================================================================

                                                     ALGER AMERICAN       ALLIANCE         ALLIANCE
                                                        LEVERAGED        GROWTH AND        PREMIER
                                                         ALLCAP            INCOME           GROWTH
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $          620   $      202,121   $            -
                                                     ------------------------------------------------
Total investment income                                         620          202,121                -

Expenses:
 Mortality and expense risk and other charges               110,396          367,630           96,634
                                                     ------------------------------------------------
Total expenses                                              110,396          367,630           96,634
                                                     ------------------------------------------------
Net investment income (loss)                               (109,776)        (165,509)         (96,634)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                  (5,523,735)      (3,091,091)      (2,300,618)
Capital gains distributions                                       -        1,038,771                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                             (5,523,735)      (2,052,320)      (2,300,618)

Net unrealized appreciation (depreciation) of
 investments                                              2,219,572       (5,861,654)        (435,725)
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $   (3,413,939)  $   (8,079,483)  $   (2,832,977)
                                                     ================================================

                                                     BRINSON SERIES                      FEDERATED
                                                        TACTICAL      CALVERT SOCIAL     AMERICAN         FEDERATED
                                                       ALLOCATION        BALANCED         LEADERS       EQUITY INCOME
                                                     -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $       66,628   $       52,110   $      783,023   $      292,633
                                                     -----------------------------------------------------------------
Total investment income                                      66,628           52,110          783,023          292,633

Expenses:
 Mortality and expense risk and other charges               152,368           23,413          931,162          194,259
                                                     -----------------------------------------------------------------
Total expenses                                              152,368           23,413          931,162          194,259
                                                     -----------------------------------------------------------------
Net investment income (loss)                                (85,740)          28,697         (148,139)          98,374

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                  (3,543,581)        (465,640)         (64,392)        (606,693)
Capital gains distributions                                       -                -                -                -
                                                     -----------------------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                             (3,543,581)        (465,640)         (64,392)        (606,693)

Net unrealized appreciation (depreciation) of
 investments                                                283,934          156,806      (16,206,809)      (3,030,582)
                                                     -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $   (3,345,387)  $     (280,137)  $  (16,419,340)  $   (3,538,901)
                                                     =================================================================

                                                     FEDERATED FUND
                                                         FOR US         FEDERATED
                                                       GOVERNMENT         GROWTH       FEDERATED HIGH
                                                       SECURITIES       STRATEGIES      INCOME BOND
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $      444,456   $            -   $    1,977,547
                                                     ------------------------------------------------
Total investment income                                     444,456                -        1,977,547

Expenses:
 Mortality and expense risk and other charges               173,838          216,927          265,446
                                                     ------------------------------------------------
Total expenses                                              173,838          216,927          265,446
                                                     ------------------------------------------------
Net investment income (loss)                                270,618         (216,927)       1,712,101

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     178,225         (785,326)      (4,158,428)
Capital gains distributions                                       -                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                178,225         (785,326)      (4,158,428)

Net unrealized appreciation (depreciation) of
 investments                                                443,220       (4,061,042)       2,397,304
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $      892,063   $   (5,063,295)  $      (49,023)
                                                     ================================================

                                                       FEDERATED
                                                     INTERNATIONAL       FEDERATED       FEDERATED
                                                         EQUITY         PRIME MONEY       UTILITY
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            -   $      110,872   $      578,444
                                                     ------------------------------------------------
Total investment income                                           -          110,872          578,444

Expenses:
 Mortality and expense risk and other charges               119,497          111,953          137,007
                                                     ------------------------------------------------
Total expenses                                              119,497          111,953          137,007
                                                     ------------------------------------------------
Net investment income (loss)                               (119,497)          (1,081)         441,437

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                    (716,353)               -       (2,778,666)
Capital gains distributions                                       -                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                               (716,353)               -       (2,778,666)

Net unrealized appreciation (depreciation) of
 investments                                             (1,457,973)               -         (761,186)
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $   (2,293,823)  $       (1,081)  $   (3,098,415)
                                                     ================================================

                                                                          FTVIP
                                                    FIDELITY(R) VIP   FRANKLIN SMALL
                                                      INVESTMENT        CAP VALUE       ING GET FUND
                                                      GRADE BOND       SECURITIES        - SERIES D
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $      121,052   $        5,817   $    4,849,503
                                                     ------------------------------------------------
Total investment income                                     121,052            5,817        4,849,503

Expenses:
 Mortality and expense risk and other charges                42,060            5,846        1,657,804
                                                     ------------------------------------------------
Total expenses                                               42,060            5,846        1,657,804
                                                     ------------------------------------------------
Net investment income (loss)                                 78,992              (29)       3,191,699

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     126,348         (281,659)      (3,903,504)
Capital gains distributions                                       -           40,688                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                126,348         (240,971)      (3,903,504)

Net unrealized appreciation (depreciation) of
 investments                                                 43,860            1,765         (197,690)
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $      249,200   $     (239,235)  $     (909,495)
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                     FIDELITY(R) VIP  FIDELITY(R) VIP  FIDELITY(R) VIP  FIDELITY(R) VIP
                                                      EQUITY-INCOME       GROWTH         HIGH INCOME       OVERSEAS
                                                     ------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $    3,015,262   $      346,250   $    4,088,481   $        70,417
                                                     ------------------------------------------------------------------
Total investment income                                   3,015,262          346,250        4,088,481            70,417

Expenses:
 Mortality and expense risk and other charges             2,236,636        1,653,283          471,021           103,668
                                                     ------------------------------------------------------------------
Total expenses                                            2,236,636        1,653,283          471,021           103,668
                                                     ------------------------------------------------------------------
Net investment income (loss)                                778,626       (1,307,033)       3,617,460           (33,251)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                 (17,472,822)     (75,974,775)     (15,314,996)       (4,666,771)
Capital gains distributions                               4,104,107                -                -                 -
                                                     ------------------------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                            (13,368,715)     (75,974,775)     (15,314,996)       (4,666,771)

Net unrealized appreciation (depreciation) of
 investments                                            (23,430,907)      27,425,197       12,364,126         2,758,026
                                                     ------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $  (36,020,996)  $  (49,856,611)  $      666,590   $    (1,941,996)
                                                     ==================================================================

                                                     FIDELITY(R) VIP    FIDELITY(R)
                                                        II ASSET         VIP II        FIDELITY(R) VIP
                                                       MANAGER(SM)    CONTRAFUND(R)     II INDEX 500
                                                     -------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $      511,394   $    1,374,415   $     1,141,533
                                                     -------------------------------------------------
Total investment income                                     511,394        1,374,415         1,141,533

Expenses:
 Mortality and expense risk and other charges               169,457        2,063,981         1,120,404
                                                     -------------------------------------------------
Total expenses                                              169,457        2,063,981         1,120,404
                                                     -------------------------------------------------
Net investment income (loss)                                341,937         (689,566)           21,129

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                  (2,462,332)     (27,675,618)      (18,283,780)
Capital gains distributions                                       -                -                 -
                                                     -------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                             (2,462,332)     (27,675,618)      (18,283,780)

Net unrealized appreciation (depreciation) of
 investments                                                734,377       10,036,956        (4,035,555)
                                                     -------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $   (1,386,018)  $  (18,328,228)  $   (22,298,206)
                                                     =================================================

                                                      ING GET FUND     ING GET FUND     ING GET FUND     ING GET FUND
                                                       - SERIES E       - SERIES G       - SERIES H       - SERIES I
                                                     -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $   11,590,668   $    6,437,372   $    4,541,020   $    3,032,380
                                                     -----------------------------------------------------------------
Total investment income                                  11,590,668        6,437,372        4,541,020        3,032,380

Expenses:
 Mortality and expense risk and other charges             4,898,811        2,872,854        2,145,806        1,464,041
                                                     -----------------------------------------------------------------
Total expenses                                            4,898,811        2,872,854        2,145,806        1,464,041
                                                     -----------------------------------------------------------------
Net investment income (loss)                              6,691,857        3,564,518        2,395,214        1,568,339

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                 (12,383,728)        (361,655)      (2,376,877)        (285,274)
Capital gains distributions                                       -                -                -                -
                                                     -----------------------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                            (12,383,728)        (361,655)      (2,376,877)        (285,274)

Net unrealized appreciation (depreciation) of
 investments                                             12,265,411        2,001,769        3,657,819        1,679,757
                                                     -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $    6,573,540   $    5,204,632   $    3,676,156   $    2,962,822
                                                     =================================================================

                                                      ING GET FUND     ING GET FUND     ING GET FUND
                                                       - SERIES J       - SERIES K       - SERIES L
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $    2,556,052   $    2,272,115   $       38,481
                                                     ------------------------------------------------
Total investment income                                   2,556,052        2,272,115           38,481

Expenses:
 Mortality and expense risk and other charges             1,256,435        1,667,708        1,518,985
                                                     ------------------------------------------------
Total expenses                                            1,256,435        1,667,708        1,518,985
                                                     ------------------------------------------------
Net investment income (loss)                              1,299,617          604,407       (1,480,504)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                  (1,217,195)      (1,166,744)      (2,039,616)
Capital gains distributions                                       -                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                             (1,217,195)      (1,166,744)      (2,039,616)

Net unrealized appreciation (depreciation) of
 investments                                              2,934,305        3,623,216        3,999,896
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $    3,016,727   $    3,060,879   $      479,776
                                                     ================================================

                                                      ING GET FUND     ING GET FUND     ING GET FUND
                                                       - SERIES M       - SERIES N       - SERIES P
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $       41,036   $       16,602   $       32,612
                                                     ------------------------------------------------
Total investment income                                      41,036           16,602           32,612

Expenses:
 Mortality and expense risk and other charges             2,373,549        1,884,690        1,601,653
                                                     ------------------------------------------------
Total expenses                                            2,373,549        1,884,690        1,601,653
                                                     ------------------------------------------------
Net investment income (loss)                             (2,332,513)      (1,868,088)      (1,569,041)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                  (3,482,609)       1,203,432         (439,883)
Capital gains distributions                                       -        1,249,744           26,248
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                             (3,482,609)       2,453,176         (413,635)

Net unrealized appreciation (depreciation) of
 investments                                              7,557,322       (2,953,390)       1,306,756
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $    1,742,200   $   (2,368,302)  $     (675,920)
                                                     ================================================

                                                         ING VP                            ING VP
                                                        EMERGING       ING VP MONEY        NATURAL
                                                         MARKETS          MARKET          RESOURCES
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            -   $   10,706,663   $        3,316
                                                     ------------------------------------------------
Total investment income                                           -       10,706,663            3,316

Expenses:
 Mortality and expense risk and other charges                11,406        3,368,994           22,483
                                                     ------------------------------------------------
Total expenses                                               11,406        3,368,994           22,483
                                                     ------------------------------------------------
Net investment income (loss)                                (11,406)       7,337,669          (19,167)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                    (281,423)      (5,982,099)          18,761
Capital gains distributions                                       -                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                               (281,423)      (5,982,099)          18,761

Net unrealized appreciation (depreciation) of
 investments                                                220,172         (371,722)         (80,642)
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $      (72,657)  $      983,848   $      (81,048)
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                      ING GET FUND     ING GET FUND     ING GET FUND     ING GET FUND
                                                       - SERIES Q       - SERIES R       - SERIES S       - SERIES T
                                                     -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $    1,076,043   $      623,634   $      341,597   $        4,295
                                                     -----------------------------------------------------------------
Total investment income                                   1,076,043          623,634          341,597            4,295

Expenses:
 Mortality and expense risk and other charges               899,725          475,819          336,831           54,990
                                                     -----------------------------------------------------------------
Total expenses                                              899,725          475,819          336,831           54,990
                                                     -----------------------------------------------------------------
Net investment income (loss)                                176,318          147,815            4,766          (50,695)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                    (238,981)          (4,010)          (5,368)           1,926
Capital gains distributions                                       -                -                -                -
                                                     -----------------------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                               (238,981)          (4,010)          (5,368)           1,926

Net unrealized appreciation (depreciation) of
 investments                                                324,608          347,843          263,923          386,450
                                                     -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $      261,945   $      491,648   $      263,321   $      337,681
                                                     =================================================================

                                                      ING GET FUND        ING VP
                                                       - SERIES U        BALANCED       ING VP BOND
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            -   $    1,817,690   $    5,023,710
                                                     ------------------------------------------------
Total investment income                                           -        1,817,690        5,023,710

Expenses:
 Mortality and expense risk and other charges                   285        2,014,873        1,794,046
                                                     ------------------------------------------------
Total expenses                                                  285        2,014,873        1,794,046
                                                     ------------------------------------------------
Net investment income (loss)                                   (285)        (197,183)       3,229,664

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                           3      (31,426,581)       3,601,145
Capital gains distributions                                       -                -          699,805
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                      3      (31,426,581)       4,300,950

Net unrealized appreciation (depreciation) of
 investments                                                    171       10,085,344        2,690,919
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $         (111)  $  (21,538,420)  $   10,221,533
                                                     ================================================

                                                        ING VP           ING VP           ING VP
                                                       STRATEGIC        STRATEGIC        STRATEGIC        ING ALGER
                                                       ALLOCATION       ALLOCATION       ALLOCATION       AGGRESSIVE
                                                        BALANCED          GROWTH           INCOME           GROWTH
                                                     -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $      396,251   $      219,880   $      721,832   $            -
                                                     -----------------------------------------------------------------
Total investment income                                     396,251          219,880          721,832                -

Expenses:
 Mortality and expense risk and other charges               202,267          160,701          291,218              107
                                                     -----------------------------------------------------------------
Total expenses                                              202,267          160,701          291,218              107
                                                     -----------------------------------------------------------------
Net investment income (loss)                                193,984           59,179          430,614             (107)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments                 (1,295,397)      (1,733,172)        (810,159)               2
 Capital gains distributions                                      -                -                -                -
                                                     -----------------------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                             (1,295,397)      (1,733,172)        (810,159)               2

Net unrealized appreciation (depreciation) of
 investments                                               (696,127)        (367,779)        (898,794)         (11,590)
                                                     -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $   (1,797,540)  $   (2,041,772)  $   (1,278,339)  $      (11,695)
                                                     =================================================================

                                                                      ING AMERICAN       ING BARON
                                                       ING ALGER      CENTURY SMALL      SMALL CAP
                                                        GROWTH          CAP VALUE         GROWTH
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            -   $           32   $            -
                                                     ------------------------------------------------
Total investment income                                           -               32                -

Expenses:
 Mortality and expense risk and other charges                    19              499              588
                                                     ------------------------------------------------
Total expenses                                                   19              499              588
                                                     ------------------------------------------------
Net investment income (loss)                                    (19)            (467)            (588)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments                         (4)          (4,695)           5,232
 Capital gains distributions                                      -                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                     (4)          (4,695)           5,232

Net unrealized appreciation (depreciation) of
 investments                                                   (929)           6,863              327
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $         (952)  $        1,701   $        4,971
                                                     ================================================

                                                      ING GOLDMAN      ING JPMORGAN
                                                    SACHS(R) CAPITAL     FLEMING        ING JPMORGAN
                                                        GROWTH        INTERNATIONAL    MID CAP VALUE
                                                    -------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            -   $      169,596   $          136
                                                     ------------------------------------------------
Total investment income                                           -          169,596              136

Expenses:
 Mortality and expense risk and other charges                    24          323,589              130
                                                     ------------------------------------------------
Total expenses                                                   24          323,589              130
                                                     ------------------------------------------------
Net investment income (loss)                                    (24)        (153,993)               6

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                           1       (3,362,234)              (9)
Capital gains distributions                                       -                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                      1       (3,362,234)              (9)

Net unrealized appreciation (depreciation) of
 investments                                                   (548)        (590,934)          (2,299)
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $         (571)  $   (4,107,161)  $       (2,302)
                                                     ================================================

                                                      ING SALOMON      ING T. ROWE        ING UBS
                                                        BROTHERS       PRICE GROWTH    TACTICAL ASSET
                                                     INVESTORS VALUE      EQUITY         ALLOCATION
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            2   $      137,970   $            -
                                                     ------------------------------------------------
Total investment income                                           2          137,970                -

Expenses:
 Mortality and expense risk and other charges                    51          972,473                -
                                                     ------------------------------------------------
Total expenses                                                   51          972,473                -
                                                     ------------------------------------------------
Net investment income (loss)                                    (49)        (834,503)               -

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                         (11)     (31,652,050)               -
Capital gains distributions                                       7                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                     (4)     (31,652,050)               -

Net unrealized appreciation (depreciation) of
 investments                                                 (1,647)      11,325,203              (12)
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $       (1,700)  $  (21,161,350)  $          (12)
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                        ING MFS
                                                        CAPITAL          ING MFS          ING MFS         ING OPCAP
                                                     OPPORTUNITIES    GLOBAL GROWTH       RESEARCH      BALANCED VALUE
                                                     -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            -   $            -   $      107,573   $            2
                                                     -----------------------------------------------------------------
Total investment income                                           -                -          107,573                2

Expenses:
 Mortality and expense risk and other charges               592,876                2          707,793               26
                                                     -----------------------------------------------------------------
Total expenses                                              592,876                2          707,793               26
                                                     -----------------------------------------------------------------
Net investment income (loss)                               (592,876)              (2)        (600,220)             (24)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                 (41,812,683)             (28)     (43,750,229)               -
Capital gains distributions                                       -                -                -               88
                                                     -----------------------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                            (41,812,683)             (28)     (43,750,229)              88

Net unrealized appreciation (depreciation) of
 investments                                             23,516,791              (17)      27,569,249              272
                                                     -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $  (18,888,768)  $          (47)  $  (16,781,200)  $          336
                                                     =================================================================

                                                                      ING SALOMON
                                                                        BROTHERS        ING SALOMON
                                                       ING PIMCO       AGGRESSIVE         BROTHERS
                                                      TOTAL RETURN       GROWTH           CAPITAL
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $       18,115   $            -   $            -
                                                     ------------------------------------------------
Total investment income                                      18,115                -                -

Expenses:
 Mortality and expense risk and other charges                 4,387          848,784                -
                                                     ------------------------------------------------
Total expenses                                                4,387          848,784                -
                                                     ------------------------------------------------
Net investment income (loss)                                 13,728         (848,784)               -

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                       4,402      (25,188,977)               -
Capital gains distributions                                  13,350                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                 17,752      (25,188,977)               -

Net unrealized appreciation (depreciation) of
 investments                                                 18,387       (4,736,656)              34
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $       49,867   $  (30,774,417)  $           34
                                                     ================================================

                                                                        ING VP
                                                       ING VAN          GROWTH
                                                        KAMPEN            AND          ING VP        ING VP INDEX
                                                       COMSTOCK         INCOME         GROWTH       PLUS LARGECAP
                                                     -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $        1,411   $    4,537,816   $            -   $      446,833
                                                     -----------------------------------------------------------------
Total investment income                                       1,411        4,537,816                -          446,833

Expenses:
 Mortality and expense risk and other charges                   860        5,889,748          472,716        2,284,906
                                                     -----------------------------------------------------------------
Total expenses                                                  860        5,889,748          472,716        2,284,906
                                                     -----------------------------------------------------------------
Net investment income (loss)                                    551       (1,351,932)        (472,716)      (1,838,073)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                        (132)    (193,418,765)      (8,444,150)     (58,481,089)
Capital gains distributions                                       -                -                -                -
                                                     -----------------------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                   (132)    (193,418,765)      (8,444,150)     (58,481,089)

Net unrealized appreciation (depreciation) of
 investments                                                (11,139)      35,220,058       (5,648,119)      11,268,433
                                                     -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $      (10,720)  $ (159,550,639)  $  (14,564,985)  $  (49,050,729)
                                                     =================================================================

                                                                                           ING VP
                                                      ING VP INDEX     ING VP INDEX    INTERNATIONAL
                                                      PLUS MIDCAP     PLUS SMALLCAP        EQUITY
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $       52,909   $        6,485   $       14,840
                                                     ------------------------------------------------
Total investment income                                      52,909            6,485           14,840

Expenses:
 Mortality and expense risk and other charges               106,832           36,617           79,248
                                                     ------------------------------------------------
Total expenses                                              106,832           36,617           79,248
                                                     ------------------------------------------------
Net investment income (loss)                                (53,923)         (30,132)         (64,408)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                    (760,138)        (127,680)      (1,577,469)
Capital gains distributions                                       -           52,453                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                               (760,138)         (75,227)      (1,577,469)

Net unrealized appreciation (depreciation) of
 investments                                             (1,413,335)        (732,353)        (299,583)
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $   (2,227,396)  $     (837,712)  $   (1,941,460)
                                                     ================================================

                                                      ING VP SMALL        ING VP        ING VP VALUE
                                                         COMPANY        TECHNOLOGY      OPPORTUNITY
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $      301,043   $            -   $       95,253
                                                     ------------------------------------------------
Total investment income                                     301,043                -           95,253

Expenses:
 Mortality and expense risk and other charges               769,899          108,774          279,553
                                                     ------------------------------------------------
Total expenses                                              769,899          108,774          279,553
                                                     ------------------------------------------------
Net investment income (loss)                               (468,856)        (108,774)        (184,300)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                  (3,580,613)      (3,681,243)      (4,332,295)
Capital gains distributions                                       -                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                             (3,580,613)      (3,681,243)      (4,332,295)

Net unrealized appreciation (depreciation) of
 investments                                            (14,440,776)      (1,844,374)      (2,719,443)
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $  (18,490,245)  $   (5,634,391)  $   (7,236,038)
                                                     ================================================

                                                         ING VP           ING VP
                                                        SMALLCAP         SMALLCAP       JANUS ASPEN
                                                     OPPORTUNITIES -  OPPORTUNITIES -    AGGRESSIVE
                                                         CLASS R         CLASS S          GROWTH
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            -   $            -   $            -
                                                     ------------------------------------------------
Total investment income                                           -                -                -

Expenses:
 Mortality and expense risk and other charges                   130           20,930        1,204,437
                                                     ------------------------------------------------
Total expenses                                                  130           20,930        1,204,437
                                                     ------------------------------------------------
Net investment income (loss)                                   (130)         (20,930)      (1,204,437)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                      (9,641)        (338,439)    (110,103,453)
Capital gains distributions                                       -                -                -
                                                     ------------------------------------------------

Total realized gain (loss) on investments and
 capital gains distributions                                 (9,641)        (338,439)    (110,103,453)

Net unrealized appreciation (depreciation) of
 investments                                                 (3,578)        (622,428)      73,321,455
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $      (13,349)  $     (981,797)  $  (37,986,435)
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                         ING VP           ING VP
                                                         GROWTH           GROWTH           ING VP           ING VP
                                                     OPPORTUNITIES -  OPPORTUNITIES -  INTERNATIONAL      MAGNACAP -
                                                         CLASS R          CLASS S          VALUE            CLASS R
                                                     -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $            -   $            -   $        1,825   $          231
                                                     -----------------------------------------------------------------
Total investment income                                           -                -            1,825              231

Expenses:
 Mortality and expense risk and other charges                   282            1,717            1,556              103
                                                     -----------------------------------------------------------------
Total expenses                                                  282            1,717            1,556              103
                                                     -----------------------------------------------------------------
Net investment income (loss)                                   (282)          (1,717)             269              128

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                       1,805          (27,626)         (18,718)             (20)
 Capital gains distributions                                      -                -                -                -
                                                     -----------------------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                  1,805          (27,626)         (18,718)             (20)

Net unrealized appreciation (depreciation) of
 investments                                                (19,103)         (29,240)         (30,118)          (5,689)
                                                     -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $      (17,580)  $      (58,583)  $      (48,567)  $       (5,581)
                                                     =================================================================

                                                                         ING VP              ING
                                                         ING VP          MIDCAP           VP MIDCAP
                                                       MAGNACAP -     OPPORTUNITIES -  OPPORTUNITIES -
                                                         CLASS S          CLASS R          CLASS S
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $        4,366   $            -   $            -
                                                     ------------------------------------------------
Total investment income                                       4,366                -                -

Expenses:
 Mortality and expense risk and other charges                 5,123               15           22,826
                                                     ------------------------------------------------
Total expenses                                                5,123               15           22,826
                                                     ------------------------------------------------
Net investment income (loss)                                   (757)             (15)         (22,826)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                      (9,688)            (200)         (97,225)
Capital gains distributions                                       -                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                 (9,688)            (200)         (97,225)

Net unrealized appreciation (depreciation) of
 investments                                               (121,268)            (805)        (459,418)
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $     (131,713)  $       (1,020)  $     (579,469)
                                                     ================================================

                                                                                                        JANUS ASPEN
                                                      JANUS ASPEN       JANUS ASPEN     JANUS ASPEN      WORLDWIDE
                                                        BALANCED      FLEXIBLE INCOME      GROWTH          GROWTH
                                                     -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS) Income:
 Dividends                                           $    5,282,647   $    1,165,302   $            -   $    2,232,135
                                                     -----------------------------------------------------------------
Total investment income                                   5,282,647        1,165,302                -        2,232,135

Expenses:
 Mortality and expense risk and other charges             2,746,947          308,883        1,668,494        3,244,833
                                                     -----------------------------------------------------------------
Total expenses                                            2,746,947          308,883        1,668,494        3,244,833
                                                     -----------------------------------------------------------------
Net investment income (loss)                              2,535,700          856,419       (1,668,494)      (1,012,698)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                 (19,145,911)         761,446      (88,052,075)    (139,153,473)
Capital gains distributions                                       -                -                -                -
                                                     -----------------------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                            (19,145,911)         761,446      (88,052,075)    (139,153,473)

Net unrealized appreciation (depreciation) of
 investments                                             (1,489,908)         571,088       45,741,303       58,703,035
                                                     -----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $  (18,100,119)  $    2,188,953   $  (43,979,266)  $  (81,463,136)
                                                     =================================================================

                                                      LORD ABBETT      LORD ABBETT     MFS(R) GLOBAL
                                                       GROWTH AND        MID-CAP        GOVERNMENTS
                                                         INCOME           VALUE           SERIES
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS) Income:
 Dividends                                           $        2,196   $        2,458   $       64,883
                                                     ------------------------------------------------
Total investment income                                       2,196            2,458           64,883

Expenses:
 Mortality and expense risk and other charges                 1,166            1,609           28,883
                                                     ------------------------------------------------
Total expenses                                                1,166            1,609           28,883
                                                     ------------------------------------------------
Net investment income (loss)                                  1,030              849           36,000

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                        (101)         (21,787)          31,230
Capital gains distributions                                      49                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                    (52)         (21,787)          31,230

Net unrealized appreciation (depreciation) of
 investments                                                (19,377)         (25,338)          84,246
                                                     ------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $      (18,399)  $      (46,276)  $      151,476
                                                     ================================================

                                                                       OPPENHEIMER      OPPENHEIMER
                                                      MFS(R) TOTAL      AGGRESSIVE         GLOBAL
                                                         RETURN           GROWTH         SECURITIES
                                                     ------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $    1,615,499   $      216,818   $       90,455
                                                     ------------------------------------------------
Total investment income                                   1,615,499          216,818           90,455

Expenses:
 Mortality and expense risk and other charges             1,260,416          405,709          214,774
                                                     ------------------------------------------------
Total expenses                                            1,260,416          405,709          214,774
                                                     ------------------------------------------------
Net investment income (loss)                                355,083         (188,891)        (124,319)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                   2,335,973       (5,968,060)      (3,498,317)
Capital gains distributions                               1,280,830                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                              3,616,803       (5,968,060)      (3,498,317)

Net unrealized appreciation (depreciation) of
 investments                                            (10,681,462)      (5,031,083)      (1,163,987)
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $   (6,709,576)  $  (11,188,034)  $   (4,786,623)
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                      OPPENHEIMER
                                                      MAIN STREET
                                                        GROWTH &        OPPENHEIMER     PIONEER EQUITY      PIONEER
                                                        INCOME         STRATEGIC BOND     INCOME VCT          VCT
                                                    ------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $      438,945   $    2,233,631   $        2,134   $            -
                                                     -----------------------------------------------------------------
Total investment income                                     438,945        2,233,631            2,134                -

Expenses:
 Mortality and expense risk and other charges               766,599          387,948              689                -
                                                     -----------------------------------------------------------------
Total expenses                                              766,599          387,948              689                -
                                                     -----------------------------------------------------------------
Net investment income (loss)                               (327,654)       1,845,683            1,445                -

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                 (11,300,002)      (1,631,959)            (909)               -
Capital gains distributions                                       -                -                -                -
                                                     -----------------------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                            (11,300,002)      (1,631,959)            (909)               -

Net unrealized appreciation (depreciation) of
 investments                                             (1,390,151)       1,589,777           (5,978)               1
                                                     -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $  (13,017,807)  $    1,803,501   $       (5,442)  $            1
                                                     =================================================================

                                                                                        SP JENNISON
                                                      PIONEER MID       PRUDENTIAL     INTERNATIONAL
                                                     CAP VALUE VCT       JENNISON         GROWTH
                                                     -----------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends                                           $          112   $            -   $            -
                                                     ------------------------------------------------
Total investment income                                         112                -                -

Expenses:
 Mortality and expense risk and other charges                   239            8,938            2,814
                                                     ------------------------------------------------
Total expenses                                                  239            8,938            2,814
                                                     ------------------------------------------------
Net investment income (loss)                                   (127)          (8,938)          (2,814)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     (10,015)        (252,055)         (44,193)
Capital gains distributions                                     990                -                -
                                                     ------------------------------------------------
Total realized gain (loss) on investments and
 capital gains distributions                                 (9,025)        (252,055)         (44,193)

Net unrealized appreciation (depreciation) of
 investments                                                     50          (50,168)          (7,265)
                                                     ------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $       (9,102)  $     (311,161)  $      (54,272)
                                                     ================================================

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account B

                       Statements of Changes in Net Assets

                 For the years ended December 31, 2002 and 2001

                                                        AIM V.I.                          AIM V.I.
                                                         CAPITAL      AIM V.I. CORE      GOVERNMENT
                                                      APPRECIATION        EQUITY         SECURITIES
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $   25,987,131   $   49,823,138   $      294,912

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                           1,607,214         (540,544)         198,905
   Net realized gain (loss) on investments and
     capital gains distributions                         (3,943,522)      (2,905,719)          94,842
   Net unrealized appreciation (depreciation) of
     investments                                         (4,771,612)      (9,765,396)        (124,108)
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (7,107,920)     (13,211,659)         169,639

Changes from principal transactions:
   Total unit transactions                                4,629,631        6,246,089        8,684,291
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                               4,629,631        6,246,089        8,684,291
                                                     ------------------------------------------------
Total increase (decrease)                                (2,478,289)      (6,965,570)       8,853,930
                                                     ------------------------------------------------
Net assets at December 31, 2001                          23,508,842       42,857,568        9,148,842

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                            (234,121)        (336,923)         257,469
   Net realized gain (loss) on investments and
     capital gains distributions                        (11,841,069)     (19,166,365)         274,461
   Net unrealized appreciation (depreciation) of
     investments                                          6,412,975       12,696,921          710,014
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (5,662,215)      (6,806,367)       1,241,944

Changes from principal transactions:
   Total unit transactions                               (3,014,648)      (6,110,961)      15,606,439
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              (3,014,648)      (6,110,961)      15,606,439
                                                     ------------------------------------------------
Total increase (decrease)                                (8,676,863)     (12,917,328)      16,848,383
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $   14,831,979   $   29,940,240   $   25,997,225
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                                                                        ALGER AMERICAN
                                                        AIM V.I.          AIM V.I.     ALGER AMERICAN      INCOME &
                                                         GROWTH       PREMIER EQUITY      BALANCED          GROWTH
                                                     -----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $   37,256,929   $   73,349,994   $    4,887,859   $   16,586,009

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                            (305,064)         676,926           74,716          790,430
   Net realized gain (loss) on investments and
     capital gains distributions                         (3,920,194)      (4,177,377)         (59,596)        (662,398)
   Net unrealized appreciation (depreciation) of
     investments                                         (9,793,918)      (7,849,544)        (161,916)      (2,624,832)
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                    (14,019,176)     (11,349,995)        (146,796)      (2,496,800)

Changes from principal transactions:
   Total unit transactions                                4,519,235       12,007,731         (975,636)      (2,809,855)
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                               4,519,235       12,007,731         (975,636)      (2,809,855)
                                                     -----------------------------------------------------------------
Total increase (decrease)                                (9,499,941)         657,736       (1,122,432)      (5,306,655)
                                                     -----------------------------------------------------------------
Net assets at December 31, 2001                          27,756,988       74,007,730        3,765,427       11,279,354

INCREASE (DECREASE) IN NET ASSETS Operations:
   Net investment income (loss)                            (252,850)        (519,002)           8,563          (64,304)
   Net realized gain (loss) on investments and
     capital gains distributions                        (21,531,563)     (22,963,948)        (480,416)      (4,172,553)
   Net unrealized appreciation (depreciation) of
     investments                                         13,605,701        1,596,273           (8,111)         797,771
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (8,178,712)     (21,886,677)        (479,964)      (3,439,086)

Changes from principal transactions:
   Total unit transactions                               (4,632,586)     (10,794,461)        (709,084)      (1,673,441)
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              (4,632,586)     (10,794,461)        (709,084)      (1,673,441)
                                                     -----------------------------------------------------------------
Total increase (decrease)                               (12,811,298)     (32,681,138)      (1,189,048)      (5,112,527)
                                                     -----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $   14,945,690   $   41,326,592   $    2,576,379   $    6,166,827
                                                     =================================================================

                                                     ALGER AMERICAN      ALLIANCE         ALLIANCE
                                                       LEVERAGED        GROWTH AND        PREMIER
                                                         ALLCAP           INCOME           GROWTH
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $   15,562,934   $      897,717   $    2,687,461

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             259,039          487,785          266,205
   Net realized gain (loss) on investments and
     capital gains distributions                         (1,130,076)         (54,847)        (227,098)
   Net unrealized appreciation (depreciation) of
     investments                                         (1,724,700)      (1,330,699)      (1,211,231)
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (2,595,737)        (897,761)      (1,172,124)

Changes from principal transactions:
   Total unit transactions                               (2,543,425)      28,176,820        7,016,678
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              (2,543,425)      28,176,820        7,016,678
                                                     ------------------------------------------------
Total increase (decrease)                                (5,139,162)      27,279,059        5,844,554
                                                     ------------------------------------------------
Net assets at December 31, 2001                          10,423,772       28,176,776        8,532,015

INCREASE (DECREASE) IN NET ASSETS Operations:
   Net investment income (loss)                            (109,776)        (165,509)         (96,634)
   Net realized gain (loss) on investments and
     capital gains distributions                         (5,523,735)      (2,052,320)      (2,300,618)
   Net unrealized appreciation (depreciation) of
     investments                                          2,219,572       (5,861,654)        (435,725)
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (3,413,939)      (8,079,483)      (2,832,977)

Changes from principal transactions:
   Total unit transactions                               (1,286,122)       2,071,208          139,220
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              (1,286,122)       2,071,208          139,220
                                                     ------------------------------------------------
Total increase (decrease)                                (4,700,061)      (6,008,275)      (2,693,757)
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $    5,723,711   $   22,168,501   $    5,838,258
                                                     ================================================

                                                                         AMERICAN        AMERICAN
                                                        ALLIANCE      CENTURY(R) VP    CENTURY(R) VP
                                                         QUASAR          BALANCED      INTERNATIONAL
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $       82,470   $    2,684,483   $    4,904,674

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                              11,233          115,422          341,217
   Net realized gain (loss) on investments and
     capital gains distributions                            (51,042)         (55,447)        (296,586)
   Net unrealized appreciation (depreciation) of
     investments                                             55,774         (186,838)      (1,441,450)
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                         15,965         (126,863)      (1,396,819)

Changes from principal transactions:
   Total unit transactions                                  811,867         (514,673)        (748,774)
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                 811,867         (514,673)        (748,774)
                                                     ------------------------------------------------
Total increase (decrease)                                   827,832         (641,536)      (2,145,593)
                                                     ------------------------------------------------
Net assets at December 31, 2001                             910,302        2,042,947        2,759,081

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             (11,757)          25,297          (12,211)
   Net realized gain (loss) on investments and
     capital gains distributions                            (52,585)        (331,096)      (1,559,008)
   Net unrealized appreciation (depreciation) of
     investments                                           (320,915)          88,916        1,039,420
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                       (385,257)        (216,883)        (531,799)

Changes from principal transactions:
   Total unit transactions                                  158,551         (343,024)        (688,409)
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                 158,551         (343,024)        (688,409)
                                                     ------------------------------------------------
Total increase (decrease)                                  (226,706)        (559,907)      (1,220,208)
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $      683,596   $    1,483,040   $    1,538,873
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                     BRINSON SERIES                     BRINSON SERIES
                                                        GROWTH &      BRINSON SERIES      TACTICAL      CALVERT SOCIAL
                                                         INCOME         SMALL CAP        ALLOCATION        BALANCED
                                                     -----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $      950,238   $      208,747   $   12,509,283   $    2,513,732

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             226,054           (1,968)         885,330           83,359
   Net realized gain (loss) on investments and
     capital gains distributions                           (231,524)         (60,691)        (450,606)         (76,083)
   Net unrealized appreciation (depreciation) of
     investments                                            (30,611)          31,643       (2,603,918)        (191,904)
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                        (36,081)         (31,016)      (2,169,194)        (184,628)

Changes from principal transactions:
   Total unit transactions                                 (914,157)        (177,731)       3,994,345         (369,758)
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                (914,157)        (177,731)       3,994,345         (369,758)
                                                     -----------------------------------------------------------------
Total increase (decrease)                                  (950,238)        (208,747)       1,825,151         (554,386)
                                                     -----------------------------------------------------------------
Net assets at December 31, 2001                                   -                -       14,334,434        1,959,346

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   -                -          (85,740)          28,697
   Net realized gain (loss) on investments and
     capital gains distributions                                  -                -       (3,543,581)        (465,640)
   Net unrealized appreciation (depreciation) of
     investments                                                  -                -          283,934          156,806
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                              -                -       (3,345,387)        (280,137)

Changes from principal transactions:
   Total unit transactions                                        -                -       (1,264,476)          96,175
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                       -                -       (1,264,476)          96,175
                                                     -----------------------------------------------------------------
Total increase (decrease)                                         -                -       (4,609,863)        (183,962)
                                                     -----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $            -   $            -   $    9,724,571   $    1,775,384
                                                     =================================================================

                                                                                       FEDERATED FUND
                                                       FEDERATED                           FOR US
                                                       AMERICAN         FEDERATED        GOVERNMENT
                                                        LEADERS       EQUITY INCOME      SECURITIES
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $  102,586,049   $   24,264,247   $   11,133,403

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             624,010          127,895          284,376
   Net realized gain (loss) on investments and
     capital gains distributions                          4,010,157          248,468          128,207
   Net unrealized appreciation (depreciation) of
     investments                                        (10,151,128)      (3,322,426)         191,136
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (5,516,961)      (2,946,063)         603,719

Changes from principal transactions:
   Total unit transactions                              (13,876,471)      (3,842,680)         (35,167)
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                             (13,876,471)      (3,842,680)         (35,167)
                                                     ------------------------------------------------
Total increase (decrease)                               (19,393,432)      (6,788,743)         568,552
                                                     ------------------------------------------------
Net assets at December 31, 2001                          83,192,617       17,475,504       11,701,955

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                            (148,139)          98,374          270,618
   Net realized gain (loss) on investments and
     capital gains distributions                            (64,392)        (606,693)         178,225
   Net unrealized appreciation (depreciation) of
     investments                                        (16,206,809)      (3,030,582)         443,220
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                    (16,419,340)      (3,538,901)         892,063

Changes from principal transactions:
   Total unit transactions                              (16,234,348)      (3,672,738)          80,140
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                             (16,234,348)      (3,672,738)          80,140
                                                     ------------------------------------------------
Total increase (decrease)                               (32,653,688)      (7,211,639)         972,203
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $   50,538,929   $   10,263,865   $   12,674,158
                                                     ================================================

                                                        FEDERATED                        FEDERATED
                                                         GROWTH       FEDERATED HIGH   INTERNATIONAL
                                                       STRATEGIES      INCOME BOND        EQUITY
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $   33,809,187   $   26,446,176   $   20,057,326

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             101,731        2,265,323        1,804,980
   Net realized gain (loss) on investments and
     capital gains distributions                          1,439,089       (2,047,225)         598,776
   Net unrealized appreciation (depreciation) of
     investments                                         (9,464,697)        (107,530)      (7,961,481)
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (7,923,877)         110,568       (5,557,725)

Changes from principal transactions:
   Total unit transactions                               (4,910,965)      (5,657,520)      (3,523,772)
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              (4,910,965)      (5,657,520)      (3,523,772)
                                                     ------------------------------------------------
Total increase (decrease)                               (12,834,842)      (5,546,952)      (9,081,497)
                                                     ------------------------------------------------
Net assets at December 31, 2001                          20,974,345       20,899,224       10,975,829

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                            (216,927)       1,712,101         (119,497)
   Net realized gain (loss) on investments and
     capital gains distributions                           (785,326)      (4,158,428)        (716,353)
   Net unrealized appreciation (depreciation) of
     investments                                         (4,061,042)       2,397,304       (1,457,973)
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (5,063,295)         (49,023)      (2,293,823)

Changes from principal transactions:
   Total unit transactions                               (5,495,703)      (4,166,949)      (2,658,263)
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              (5,495,703)      (4,166,949)      (2,658,263)
                                                     ------------------------------------------------
Total increase (decrease)                               (10,558,998)      (4,215,972)      (4,952,086)
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $   10,415,347   $   16,683,252   $    6,023,743
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                       FEDERATED        FEDERATED      FIDELITY(R) VIP  FIDELITY(R) VIP
                                                      PRIME MONEY        UTILITY        EQUITY-INCOME       GROWTH
                                                     -----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $    8,703,425   $   19,350,590   $  188,024,984   $  209,609,983

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             183,680          352,094          754,873        4,618,214
   Net realized gain (loss) on investments and
     capital gains distributions                                  -          (29,007)        (445,915)      (7,202,886)
   Net unrealized appreciation (depreciation) of
     investments                                                  -       (2,878,438)      (1,302,300)     (26,336,426)
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                        183,680       (2,555,351)        (993,342)     (28,921,098)

Changes from principal transactions:
   Total unit transactions                                  (75,384)      (3,565,172)       5,987,428      (13,370,131)
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                 (75,384)      (3,565,172)       5,987,428      (13,370,131)
                                                     -----------------------------------------------------------------
Total increase (decrease)                                   108,296       (6,120,523)       4,994,086      (42,291,229)
                                                     -----------------------------------------------------------------
Net assets at December 31, 2001                           8,811,721       13,230,067      193,019,070      167,318,754

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                              (1,081)         441,437          778,626       (1,307,033)
   Net realized gain (loss) on investments and
     capital gains distributions                                  -       (2,778,666)     (13,368,715)     (75,974,775)
   Net unrealized appreciation (depreciation) of
     investments                                                  -         (761,186)     (23,430,907)      27,425,197
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                         (1,081)      (3,098,415)     (36,020,996)     (49,856,611)

Changes from principal transactions:
   Total unit transactions                               (1,424,140)      (3,110,909)     (10,577,601)     (19,282,617)
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              (1,424,140)      (3,110,909)     (10,577,601)     (19,282,617)
                                                     -----------------------------------------------------------------
Total increase (decrease)                                (1,425,221)      (6,209,324)     (46,598,597)     (69,139,228)
                                                     -----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $    7,386,500   $    7,020,743   $  146,420,473   $   98,179,526
                                                     =================================================================

                                                                                       FIDELITY(R) VIP
                                                     FIDELITY(R) VIP  FIDELITY(R) VIP     II ASSET
                                                       HIGH INCOME      OVERSEAS         MANAGER(SM)
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $   45,511,833   $   14,451,215   $   17,820,958

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                           9,457,584       11,399,803        5,249,880
   Net realized gain (loss) on investments and
     capital gains distributions                         (2,705,353)      (9,878,682)      (5,287,995)
   Net unrealized appreciation (depreciation) of
     investments                                        (19,142,344)     (41,561,108)      (5,871,216)
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                    (12,390,113)     (40,039,987)      (5,909,331)

Changes from principal transactions:
   Total unit transactions                                6,263,146       35,503,221        2,182,805
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                               6,263,146       35,503,221        2,182,805
                                                     ------------------------------------------------
Total increase (decrease)                                (6,126,967)      (4,536,766)      (3,726,526)
                                                     ------------------------------------------------
Net assets at December 31, 2001                          39,384,866        9,914,449       14,094,432

INCREASE (DECREASE) IN NET ASSETS Operations:
   Net investment income (loss)                           3,617,460          (33,251)         341,937
   Net realized gain (loss) on investments and
     capital gains distributions                        (15,314,996)      (4,666,771)      (2,462,332)
   Net unrealized appreciation (depreciation) of
     investments                                         12,364,126        2,758,026          734,377
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                        666,590       (1,941,996)      (1,386,018)

Changes from principal transactions:
   Total unit transactions                               (3,595,013)      (1,355,678)      (1,622,399)
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              (3,595,013)      (1,355,678)      (1,622,399)
                                                     ------------------------------------------------
Total increase (decrease)                                (2,928,423)      (3,297,674)      (3,008,417)
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $   36,456,443   $    6,616,775   $   11,086,015
                                                     ================================================

                                                                                            FIDELITY(R) VIP
                                                   FIDELITY(R) VIP II    FIDELITY(R) VIP     II INVESTMENT
                                                      CONTRAFUND(R)        II INDEX 500        GRADE BOND
                                                   --------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                      $      216,963,354    $   133,049,029    $     3,699,966

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                              (156,534)           151,447          1,556,493
   Net realized gain (loss) on investments
     and capital gains distributions                      (10,037,529)            28,433         (1,058,361)
   Net unrealized appreciation
     (depreciation) of investments                         (6,940,504)            53,028         (3,573,305)
                                                   --------------------------------------------------------
   Net increase (decrease) in net
    assets resulting from operations                      (17,134,567)           232,908         (3,075,173)

Changes from principal transactions:
   Total unit transactions                                (25,829,941)       (32,499,293)         2,458,909
                                                   --------------------------------------------------------
   Increase (decrease) in assets
     derived from principal transactions                  (25,829,941)       (32,499,293)         2,458,909
                                                   --------------------------------------------------------
Total increase (decrease)                                 (42,964,508)       (32,266,385)          (616,264)
                                                   --------------------------------------------------------
Net assets at December 31, 2001                           173,998,846        100,782,644          3,083,702

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                              (689,566)            21,129             78,992
   Net realized gain (loss) on investments
     and capital gains distributions                      (27,675,618)       (18,283,780)           126,348
   Net unrealized appreciation (depreciation)
     of investments                                        10,036,956         (4,035,555)            43,860
                                                   --------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                            (18,328,228)       (22,298,206)           249,200

Changes from principal transactions:
   Total unit transactions                                (10,099,539)       (14,294,040)          (442,602)
                                                   --------------------------------------------------------
   Increase (decrease) in assets derived
     from principal transactions                          (10,099,539)       (14,294,040)          (442,602)
                                                   --------------------------------------------------------
Total increase (decrease)                                 (28,427,767)       (36,592,246)          (193,402)
                                                   --------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                    $      145,571,079    $    64,190,398    $     2,890,300
                                                   ========================================================

SEE ACCOMPANYING NOTES.

                                                   FRANKLIN SMALL
                                                     CAP VALUE       ING GET FUND     ING GET FUND -     ING GET FUND
                                                     SECURITIES       - SERIES C        SERIES D          - SERIES E
                                                   -------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                      $            -    $   5,898,705    $  129,775,588    $  333,832,965

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 -          293,859           (22,012)       (2,832,358)
   Net realized gain (loss) on investments
     and capital gains distributions                            -       (2,549,105)         (420,664)       (2,038,326)
   Net unrealized appreciation
     (depreciation) of investments                              -        1,291,730         1,095,968         1,793,609
                                                   -------------------------------------------------------------------
   Net increase (decrease) in net
    assets resulting from operations                            -         (963,516)          653,292        (3,077,075)

Changes from principal transactions:
   Total unit transactions                                      -       (4,935,189)      (10,485,646)      (30,372,937)
                                                   -------------------------------------------------------------------
   Increase (decrease) in assets
     derived from principal transactions                        -       (4,935,189)      (10,485,646)      (30,372,937)
                                                   -------------------------------------------------------------------
Total increase (decrease)                                       -       (5,898,705)       (9,832,354)      (33,450,012)
                                                   -------------------------------------------------------------------
Net assets at December 31, 2001                                 -                -       119,943,234       300,382,953

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                               (29)               -         3,191,699         6,691,857
   Net realized gain (loss) on investments
     and capital gains distributions                     (240,971)               -        (3,903,504)      (12,383,728)
   Net unrealized appreciation (depreciation)
     of investments                                         1,765                -          (197,690)       12,265,411
                                                   -------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                           (239,235)               -          (909,495)        6,573,540

Changes from principal transactions:
   Total unit transactions                                604,037                -       (15,336,007)      (30,559,697)
                                                   -------------------------------------------------------------------
   Increase (decrease) in assets derived
     from principal transactions                          604,037                -       (15,336,007)      (30,559,697)
                                                   -------------------------------------------------------------------
Total increase (decrease)                                 364,802                -       (16,245,502)      (23,986,157)
                                                   -------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                    $      364,802    $           -    $  103,697,732    $  276,396,796
                                                   ===================================================================

                                                    ING GET FUND      ING GET FUND      ING GET FUND
                                                    - SERIES G        - SERIES H        - SERIES I
                                                   --------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                      $  186,444,632    $  141,763,690    $   92,928,925

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                        (2,345,173)       (1,652,269)       (1,309,240)
   Net realized gain (loss) on investments
     and capital gains distributions                     (434,775)         (369,766)         (219,903)
   Net unrealized appreciation
     (depreciation) of investments                      2,133,011           564,872           987,709
                                                   --------------------------------------------------
   Net increase (decrease) in net
    assets resulting from operations                     (646,937)       (1,457,163)         (541,434)

Changes from principal transactions:
   Total unit transactions                            (14,428,668)       (8,620,592)       (4,985,289)
                                                   --------------------------------------------------
   Increase (decrease) in assets
     derived from principal transactions              (14,428,668)       (8,620,592)       (4,985,289)
                                                   --------------------------------------------------
Total increase (decrease)                             (15,075,605)      (10,077,755)       (5,526,723)
                                                   --------------------------------------------------
Net assets at December 31, 2001                       171,369,027       131,685,935        87,402,202

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         3,564,518         2,395,214         1,568,339
   Net realized gain (loss) on investments
     and capital gains distributions                     (361,655)       (2,376,877)         (285,274)
   Net unrealized appreciation (depreciation)
     of investments                                     2,001,769         3,657,819         1,679,757
                                                   --------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                          5,204,632         3,676,156         2,962,822

Changes from principal transactions:
   Total unit transactions                            (12,696,957)      (13,759,042)       (6,286,322)
                                                   --------------------------------------------------
   Increase (decrease) in assets derived
     from principal transactions                      (12,696,957)      (13,759,042)       (6,286,322)
                                                   --------------------------------------------------
Total increase (decrease)                              (7,492,325)      (10,082,886)       (3,323,500)
                                                   --------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                    $  163,876,702    $  121,603,049    $   84,078,702
                                                   ==================================================

                                                ING GET FUND     ING GET FUND     ING GET FUND
                                                 - SERIES J       - SERIES K       - SERIES L
                                                -----------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $ 79,871,616    $   93,789,821    $     584,846

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                   (1,178,440)       (1,749,150)         549,879
   Net realized gain (loss) on investments
     and capital gains distributions                (283,781)         (112,344)         127,113
   Net unrealized appreciation (depreciation)
     of investments                                1,098,645          (668,196)      (1,992,805)
                                                -----------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                      (363,576)       (2,529,690)      (1,315,813)

Changes from principal transactions:
   Total unit transactions                        (4,706,710)       (2,701,829)      81,075,629
                                                -----------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                       (4,706,710)       (2,701,829)      81,075,629
                                                -----------------------------------------------
Total increase (decrease)                         (5,070,286)       (5,231,519)      79,759,816
                                                -----------------------------------------------
Net assets at December 31, 2001                   74,801,330        88,558,302       80,344,662

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                    1,299,617           604,407       (1,480,504)
   Net realized gain (loss) on investments
     and capital gains distributions              (1,217,195)       (1,166,744)      (2,039,616)
   Net unrealized appreciation (depreciation)
     of investments                                2,934,305         3,623,216        3,999,896
                                                -----------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                     3,016,727         3,060,879          479,776

Changes from principal transactions:
   Total unit transactions                        (5,973,812)      (10,359,119)      (5,569,892)
                                                -----------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                       (5,973,812)      (10,359,119)      (5,569,892)
                                                -----------------------------------------------
Total increase (decrease)                         (2,957,085)       (7,298,240)      (5,090,116)
                                                -----------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $ 71,844,245    $   81,260,062    $  75,254,546
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                ING GET FUND     ING GET FUND    ING GET FUND    ING GET FUND
                                                 - SERIES M       - SERIES N      - SERIES P      - SERIES Q
                                                -------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $           -    $          -    $          -    $          -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                       645,422         109,984         (66,562)         (1,059)
   Net realized gain (loss) on investments
     and capital gains distributions                  (51,667)        210,767             300             163
   Net unrealized appreciation (depreciation)
     of investments                                (3,590,542)      2,203,779         192,563             757
                                                -------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                     (2,996,787)      2,524,530         126,301            (139)

Changes from principal transactions:
   Total unit transactions                        126,161,862     102,081,211      82,886,000       1,620,487
                                                -------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                       126,161,862     102,081,211      82,886,000       1,620,487
                                                -------------------------------------------------------------
Total increase (decrease)                         123,165,075     104,605,741      83,012,301       1,620,348
                                                -------------------------------------------------------------
Net assets at December 31, 2001                   123,165,075     104,605,741      83,012,301       1,620,348

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                    (2,332,513)     (1,868,088)     (1,569,041)        176,318
   Net realized gain (loss) on investments
     and capital gains distributions               (3,482,609)      2,453,176        (413,635)       (238,981)
   Net unrealized appreciation (depreciation)
     of investments                                 7,557,322      (2,953,390)      1,306,756         324,608
                                                -------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                      1,742,200      (2,368,302)       (675,920)        261,945

Changes from principal transactions:
   Total unit transactions                         (9,526,167)    (12,094,137)     (6,002,646)     52,943,266
                                                -------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                        (9,526,167)    (12,094,137)     (6,002,646)     52,943,266
                                                -------------------------------------------------------------
Total increase (decrease)                          (7,783,967)    (14,462,439)     (6,678,566)     53,205,211
                                                -------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $ 115,381,108    $ 90,143,302    $ 76,333,735    $ 54,825,559
                                                =============================================================

                                                ING GET FUND    ING GET FUND    ING GET FUND
                                                 - SERIES R      - SERIES S      - SERIES T
                                                --------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $          -    $          -    $          -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                            -               -               -
   Net realized gain (loss) on investments
     and capital gains distributions                       -               -               -
   Net unrealized appreciation (depreciation)
     of investments                                        -               -               -
                                                --------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                             -               -               -

Changes from principal transactions:
   Total unit transactions                                 -               -               -
                                                --------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                -               -               -
                                                --------------------------------------------
Total increase (decrease)                                  -               -               -
                                                --------------------------------------------
Net assets at December 31, 2001                            -               -               -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                      147,815           4,766         (50,695)
   Net realized gain (loss) on investments
     and capital gains distributions                  (4,010)         (5,368)          1,926
   Net unrealized appreciation (depreciation)
     of investments                                  347,843         263,923         386,450
                                                --------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                       491,648         263,321         337,681

Changes from principal transactions:
   Total unit transactions                        43,064,749      53,290,086      39,040,813
                                                --------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                       43,064,749      53,290,086      39,040,813
                                                --------------------------------------------
Total increase (decrease)                         43,556,397      53,553,407      39,378,494
                                                --------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $ 43,556,397    $ 53,553,407    $ 39,378,494
                                                ============================================

                                                      ING GET FUND        ING VP
                                                       - SERIES U        BALANCED       ING VP BOND
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $            -   $  199,767,841   $   99,490,083

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   -        9,113,021        6,509,189
   Net realized gain (loss) on investments and
     capital gains distributions                                  -       (7,103,330)         869,818
   Net unrealized appreciation (depreciation) of
     investments                                                  -      (12,960,839)         898,172
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                              -      (10,951,148)       8,277,179

Changes from principal transactions:
   Total unit transactions                                        -        1,130,931       36,691,750
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                       -        1,130,931       36,691,750
                                                     ------------------------------------------------
Total increase (decrease)                                         -       (9,820,217)      44,968,929
                                                     ------------------------------------------------
Net assets at December 31, 2001                                   -      189,947,624      144,459,012

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                (285)        (197,183)       3,229,664
   Net realized gain (loss) on investments and
     capital gains distributions                                  3      (31,426,581)       4,300,950
   Net unrealized appreciation (depreciation) of
     investments                                                171       10,085,344        2,690,919
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                           (111)     (21,538,420)      10,221,533

Changes from principal transactions:
   Total unit transactions                                  502,680      (19,541,370)       9,882,559
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                 502,680      (19,541,370)       9,882,559
                                                     ------------------------------------------------
Total increase (decrease)                                   502,569      (41,079,790)      20,104,092
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $      502,569   $  148,867,834   $  164,563,104
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                                                                            ING VP
                                                        ING VP                             ING VP         STRATEGIC
                                                        EMERGING       ING VP MONEY       NATURAL         ALLOCATION
                                                        MARKETS           MARKET         RESOURCES         BALANCED
                                                     -----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $    1,255,139   $  211,808,608   $    2,800,522   $   21,090,188

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             200,313        8,471,018          (27,769)         242,613
   Net realized gain (loss) on investments and
     capital gains distributions                            (46,024)        (787,890)         (74,546)        (147,526)
   Net unrealized appreciation (depreciation) of
     investments                                           (286,135)        (382,266)        (343,776)      (1,743,663)
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                       (131,846)       7,300,862         (446,091)      (1,648,576)

Changes from principal transactions:
   Total unit transactions                                 (211,449)      73,917,208         (351,677)      (2,051,275)
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                (211,449)      73,917,208         (351,677)      (2,051,275)
                                                     -----------------------------------------------------------------
Total increase (decrease)                                  (343,295)      81,218,070         (797,768)      (3,699,851)
                                                     -----------------------------------------------------------------
Net assets at December 31, 2001                             911,844      293,026,678        2,002,754       17,390,337

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             (11,406)       7,337,669          (19,167)         193,984
   Net realized gain (loss) on investments and
     capital gains distributions                           (281,423)      (5,982,099)          18,761       (1,295,397)
   Net unrealized appreciation (depreciation) of
     investments                                            220,172         (371,722)         (80,642)        (696,127)
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                        (72,657)         983,848          (81,048)      (1,797,540)

Changes from principal transactions:
   Total unit transactions                                 (190,137)     (31,454,767)        (354,905)      (1,248,792)
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                (190,137)     (31,454,767)        (354,905)      (1,248,792)
                                                     -----------------------------------------------------------------
Total increase (decrease)                                  (262,794)     (30,470,919)        (435,953)      (3,046,332)
                                                     -----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $      649,050   $  262,555,759   $    1,566,801   $   14,344,005
                                                     =================================================================

                                                         ING VP           ING VP
                                                        STRATEGIC        STRATEGIC       ING ALGER
                                                       ALLOCATION       ALLOCATION      AGGRESSIVE
                                                         GROWTH           INCOME          GROWTH
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $   17,520,083   $   26,191,216   $            -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                              57,331          757,517                -
   Net realized gain (loss) on investments and
     capital gains distributions                           (214,747)        (148,474)               -
   Net unrealized appreciation (depreciation) of
     investments                                         (2,028,011)      (1,543,863)               -
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (2,185,427)        (934,820)               -

Changes from principal transactions:
   Total unit transactions                               (1,458,785)      (1,909,739)               -
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              (1,458,785)      (1,909,739)               -
                                                     ------------------------------------------------
Total increase (decrease)                                (3,644,212)      (2,844,559)               -
                                                     ------------------------------------------------
Net assets at December 31, 2001                          13,875,871       23,346,657                -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                              59,179          430,614             (107)
   Net realized gain (loss) on investments and
     capital gains distributions                         (1,733,172)        (810,159)               2
   Net unrealized appreciation (depreciation) of
     investments                                           (367,779)        (898,794)         (11,590)
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (2,041,772)      (1,278,339)         (11,695)

Changes from principal transactions:
   Total unit transactions                                 (577,200)      (1,980,031)         190,364
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                (577,200)      (1,980,031)         190,364
                                                     ------------------------------------------------
Total increase (decrease)                                (2,618,972)      (3,258,370)         178,669
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $   11,256,899   $   20,088,287   $      178,669
                                                     ================================================

                                                                       ING AMERICAN      ING BARON
                                                       ING ALGER       CENTURY SMALL     SMALL CAP
                                                         GROWTH          CAP VALUE        GROWTH
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $            -   $            -   $            -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   -                -                -
   Net realized gain (loss) on investments and
     capital gains distributions                                  -                -                -
   Net unrealized appreciation (depreciation) of
     investments                                                  -                -                -
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                              -                -                -

Changes from principal transactions:
   Total unit transactions                                        -                -                -
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transaction                                        -                -                -
                                                     ------------------------------------------------
Total increase (decrease)                                         -                -                -
                                                     ------------------------------------------------
Net assets at December 31, 2001                                   -                -                -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 (19)            (467)            (588)
   Net realized gain (loss) on investments and
     capital gains distributions                                 (4)          (4,695)           5,232
   Net unrealized appreciation (depreciation) of
     investment                                                (929)           6,863              327
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                           (952)           1,701            4,971

Changes from principal transactions:
   Total unit transactions                                   10,365          171,139          188,307
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                  10,365          171,139          188,307
                                                     ------------------------------------------------
Total increase (decrease)                                     9,413          172,840          193,278
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $        9,413   $      172,840   $      193,278
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                     ING GOLDMAN      ING JPMORGAN                         ING MFS
                                                    SACHS(R) CAPITAL     FLEMING       ING JPMORGAN        CAPITAL
                                                        GROWTH        INTERNATIONAL    MID CAP VALUE     OPPORTUNITIES
                                                    ------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                       $             -   $   38,279,673   $            -   $   78,233,370

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   -        8,217,492                -       12,719,778
   Net realized gain (loss) on investments and
     capital gains distributions                                  -      (18,250,125)               -       (7,777,680)
   Net unrealized appreciation (depreciation) of
     investments                                                  -         (320,460)               -      (27,031,102)
                                                    ------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                              -      (10,353,093)               -      (22,089,004)

Changes from principal transactions:
   Total unit transactions                                        -        2,522,566                -        6,687,762
                                                    ------------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                       -        2,522,566                -        6,687,762
                                                    ------------------------------------------------------------------
Total increase (decrease)                                         -       (7,830,527)               -      (15,401,242)
                                                    ------------------------------------------------------------------
Net assets at December 31, 2001                                   -       30,449,146                -       62,832,128

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 (24)        (153,993)               6         (592,876)
   Net realized gain (loss) on investments and
     capital gains distributions                                  1       (3,362,234)              (9)     (41,812,683)
   Net unrealized appreciation (depreciation) of
     investments                                               (548)        (590,934)          (2,299)      23,516,791
                                                    ------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                           (571)      (4,107,161)          (2,302)     (18,888,768)

Changes from principal transactions:
   Total unit transactions                                   18,664       (2,297,935)          89,227       (8,202,573)
                                                    ------------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                  18,664       (2,297,935)          89,227       (8,202,573)
                                                    ------------------------------------------------------------------
Total increase (decrease)                                    18,093       (6,405,096)          86,925      (27,091,341)
                                                    ------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                     $        18,093   $   24,044,050   $       86,925   $   35,740,787
                                                    ==================================================================

                                                        ING MFS          ING MFS         ING OPCAP
                                                     GLOBAL GROWTH      RESEARCH       BALANCED VALUE
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $            -   $   97,910,276   $            -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   -       16,100,795                -
   Net realized gain (loss) on investments and
     capital gains distributions                                  -       (5,309,113)               -
   Net unrealized appreciation (depreciation) of
     investments                                                  -      (32,124,468)               -
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                              -      (21,332,786)               -

Changes from principal transactions:
   Total unit transactions                                        -       (7,183,612)               -
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                       -       (7,183,612)               -
                                                     ------------------------------------------------
Total increase (decrease)                                         -      (28,516,398)               -
                                                     ------------------------------------------------
Net assets at December 31, 2001                                   -       69,393,878                -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                  (2)        (600,220)             (24)
   Net realized gain (loss) on investments and
     capital gains distributions                                (28)     (43,750,229)              88
   Net unrealized appreciation (depreciation) of
     investments                                                (17)      27,569,249              272
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                            (47)     (16,781,200)             336

Changes from principal transactions:
   Total unit transactions                                    1,449      (11,943,836)          14,908
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                   1,449      (11,943,836)          14,908
                                                     ------------------------------------------------
Total increase (decrease)                                     1,402      (28,725,036)          15,244
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $        1,402   $   40,668,842   $       15,244
                                                     ================================================


                                                                       ING SALOMON
                                                                        BROTHERS        ING SALOMON
                                                       ING PIMCO        AGGRESSIVE       BROTHERS
                                                      TOTAL RETURN       GROWTH          CAPITAL
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $            -   $  136,684,647   $            -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   -        5,810,330                -
   Net realized gain (loss) on investments and
     capital gains distributions                                  -      (51,885,576)               -
   Net unrealized appreciation (depreciation) of
     investments                                                  -       10,682,971                -
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                              -      (35,392,275)               -

Changes from principal transactions:
   Total unit transactions                                        -       (9,757,019)               -
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                       -       (9,757,019)               -
                                                     ------------------------------------------------
Total increase (decrease)                                         -      (45,149,294)               -
                                                     ------------------------------------------------
Net assets at December 31, 2001                                   -       91,535,353                -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                              13,728         (848,784)               -
   Net realized gain (loss) on investments and
     capital gains distributions                             17,752      (25,188,977)               -
   Net unrealized appreciation (depreciation) of
     investments                                             18,387       (4,736,656)              34
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                         49,867      (30,774,417)              34

Changes from principal transactions:
   Total unit transactions                                1,225,161      (13,753,107)           5,000
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                               1,225,161      (13,753,107)           5,000
                                                     ------------------------------------------------
Total increase (decrease)                                 1,275,028      (44,527,524)           5,034
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $    1,275,028   $   47,007,829   $        5,034
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                      ING SALOMON      ING T. ROWE        ING UBS          ING VAN
                                                       BROTHERS        PRICE GROWTH    TACTICAL ASSET       KAMPEN
                                                    INVESTORS VALUE       EQUITY         ALLOCATION        COMSTOCK
                                                    ------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                       $             -   $  113,229,886   $            -   $            -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   -       14,327,213                -                -
   Net realized gain (loss) on investments and
     capital gains distributions                                  -       (4,691,348)               -                -
   Net unrealized appreciation (depreciation) of
     investments                                                  -      (22,787,331)               -                -
                                                    ------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                              -      (13,151,466)               -                -

Changes from principal transactions:
   Total unit transactions                                        -      (10,683,369)               -                -
                                                    ------------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                       -      (10,683,369)               -                -
                                                    ------------------------------------------------------------------
Total increase (decrease)                                         -      (23,834,835)               -                -
                                                    ------------------------------------------------------------------
Net assets at December 31, 2001                                   -       89,395,051                -                -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 (49)        (834,503)               -              551
   Net realized gain (loss) on investments and
     capital gains distributions                                 (4)     (31,652,050)               -             (132)
   Net unrealized appreciation (depreciation) of
     investments                                             (1,647)      11,325,203              (12)         (11,139)
                                                    ------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                         (1,700)     (21,161,350)             (12)         (10,720)

Changes from principal transactions:
   Total unit transactions                                   16,049       (9,791,113)             440          329,703
                                                    ------------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                  16,049       (9,791,113)             440          329,703
                                                    ------------------------------------------------------------------
Total increase (decrease)                                    14,349      (30,952,463)             428          318,983
                                                    ------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                     $        14,349   $   58,442,588   $          428   $      318,983
                                                    ==================================================================

                                                     ING VP GROWTH                     ING VP INDEX
                                                      AND INCOME      ING VP GROWTH    PLUS LARGECAP
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                       $  928,209,700   $   85,002,177    $  261,795,046

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         (3,421,173)       7,586,438         7,044,685
   Net realized gain (loss) on investments and
     capital gains distributions                      (113,876,325)     (37,814,320)      (36,788,778)
   Net unrealized appreciation (depreciation) of
     investments                                       (55,992,671)       7,848,570        (9,243,704)
                                                    -------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                  (173,290,169)     (22,379,312)      (38,987,797)

Changes from principal transactions:
   Total unit transactions                             (91,273,079)     (10,534,849)        1,954,479
                                                    -------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                            (91,273,079)     (10,534,849)        1,954,479
                                                    -------------------------------------------------
Total increase (decrease)                             (264,563,248)     (32,914,161)      (37,033,318)
                                                    -------------------------------------------------
Net assets at December 31, 2001                         663,646,452       52,088,016       224,761,728

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                         (1,351,932)        (472,716)       (1,838,073)
   Net realized gain (loss) on investments and
     capital gains distributions                      (193,418,765)      (8,444,150)      (58,481,089)
   Net unrealized appreciation (depreciation) of
     investments                                        35,220,058       (5,648,119)       11,268,433
                                                    -------------------------------------------------
   Net increase (decrease) in net assets resulting
from operations                                       (159,550,639)     (14,564,985)      (49,050,729)

Changes from principal transactions:
   Total unit transactions                             (88,129,791)      (9,236,832)      (21,294,271)
                                                    -------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                            (88,129,791)      (9,236,832)      (21,294,271)
                                                    -------------------------------------------------
Total increase (decrease)                             (247,680,430)     (23,801,817)      (70,345,000)
                                                    -------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                     $  415,966,022   $   28,286,199    $  154,416,728
                                                    =================================================

                                                                                          ING VP
                                                      ING VP INDEX     ING VP INDEX    INTERNATIONAL
                                                      PLUS MIDCAP     PLUS SMALLCAP       EQUITY
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $    6,733,274   $    1,097,872   $    9,707,836

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             455,151           53,118          (95,343)
   Net realized gain (loss) on investments and
     capital gains distributions                           (303,328)          16,027       (4,401,994)
   Net unrealized appreciation (depreciation) of
     investments                                           (366,632)         (19,980)       2,100,297
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                       (214,809)          49,165       (2,397,040)

Changes from principal transactions:
   Total unit transactions                                2,695,562        1,263,589          680,138
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                               2,695,562        1,263,589          680,138
                                                     ------------------------------------------------
Total increase (decrease)                                 2,480,753        1,312,754       (1,716,902)
                                                     ------------------------------------------------
Net assets at December 31, 2001                           9,214,027        2,410,626        7,990,934

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             (53,923)         (30,132)         (64,408)
   Net realized gain (loss) on investments and
     capital gains distributions                           (760,138)         (75,227)      (1,577,469)
   Net unrealized appreciation (depreciation) of
     investments                                         (1,413,335)        (732,353)        (299,583)
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (2,227,396)        (837,712)      (1,941,460)

Changes from principal transactions:
   Total unit transactions                                4,792,805        2,701,610         (821,654)
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                               4,792,805        2,701,610         (821,654)
                                                     ------------------------------------------------
Total increase (decrease)                                 2,565,409        1,863,898       (2,763,114)
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $   11,779,436   $    4,274,524   $    5,227,820
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                                                                           ING VP
                                                                                                           GROWTH
                                                      ING VP SMALL         ING VP       ING VP VALUE   OPPORTUNITIES -
                                                         COMPANY         TECHNOLOGY      OPPORTUNITY       CLASS R
                                                     -----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $   47,270,402   $    9,832,599   $   19,709,584  $             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                           1,495,826         (128,546)         890,299                -
   Net realized gain (loss) on investments and
     capital gains distributions                            (79,276)      (7,168,946)        (717,768)               -
   Net unrealized appreciation (depreciation) of
     investments                                            422,864        3,648,984       (3,302,248)               -
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                      1,839,414       (3,648,508)      (3,129,717)               -

Changes from principal transactions:
   Total unit transactions                               13,466,616        5,560,799        9,782,353                -
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              13,466,616        5,560,799        9,782,353                -
                                                     -----------------------------------------------------------------
Total increase (decrease)                                15,306,030        1,912,291        6,652,636                -
                                                     -----------------------------------------------------------------
Net assets  at December 31, 2001                         62,576,432       11,744,890       26,362,220                -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                            (468,856)        (108,774)        (184,300)            (282)
   Net realized gain (loss) on investments and
     capital gains distributions                         (3,580,613)      (3,681,243)      (4,332,295)           1,805
   Net unrealized appreciation (depreciation) of
     investments                                        (14,440,776)      (1,844,374)      (2,719,443)         (19,103)
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                    (18,490,245)      (5,634,391)      (7,236,038)         (17,580)

Changes from principal transactions:
   Total unit transactions                                8,071,713          453,564       (2,125,197)         401,831
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                               8,071,713          453,564       (2,125,197)         401,831
                                                     -----------------------------------------------------------------
Total increase (decrease)                               (10,418,532)      (5,180,827)      (9,361,235)         384,251
                                                     -----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $   52,157,900   $    6,564,063   $   17,000,985  $       384,251
                                                     =================================================================

                                                         ING VP
                                                         GROWTH            ING VP          ING VP
                                                     OPPORTUNITIES -   INTERNATIONAL      MAGNACAP -
                                                         CLASS S           VALUE           CLASS R
                                                     -------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $             -   $            -   $            -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                 (495)               -                -
   Net realized gain (loss) on investments and
     capital gains distributions                              (2,161)               -                -
   Net unrealized appreciation (depreciation) of
     investments                                                 (54)               -                -
                                                     -------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                          (2,710)               -                -

Changes from principal transactions:
   Total unit transactions                                   144,161                -                -
                                                     -------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                  144,161                -                -
                                                     -------------------------------------------------
Total increase (decrease)                                    141,451                -                -
                                                     -------------------------------------------------
Net assets  at December 31, 2001                             141,451                -                -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                               (1,717)             269              128
   Net realized gain (loss) on investments and
     capital gains distributions                             (27,626)         (18,718)             (20)
   Net unrealized appreciation (depreciation) of
     investments                                             (29,240)         (30,118)          (5,689)
                                                     -------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                         (58,583)         (48,567)          (5,581)

Changes from principal transactions:
   Total unit transactions                                    42,350          452,550           32,385
                                                     -------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                   42,350          452,550           32,385
                                                     -------------------------------------------------
Total increase (decrease)                                    (16,233)         403,983           26,804
                                                     -------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $       125,218   $      403,983   $       26,804
                                                     =================================================

                                                        ING VP                           ING VP
                                                        MIDCAP         ING VP            MIDCAP
                                                    OPPORTUNITIES -   MAGNACAP -      OPPORTUNITIES -
                                                       CLASS S         CLASS S           CLASS R
                                                    -------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                       $             -   $            -  $             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                              (3,490)             501                -
   Net realized gain (loss) on investments and
     capital gains distributions                            (11,400)          (1,655)               -
   Net unrealized appreciation (depreciation) of
     investments                                             10,360            6,282                -
                                                    -------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                         (4,530)           5,128                -

Changes from principal transactions:
   Total unit transactions                                  869,213          425,382                -
                                                    -------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                 869,213          425,382                -
                                                    -------------------------------------------------
Total increase (decrease)                                   864,683          430,510                -
                                                    -------------------------------------------------
Net assets at December 31, 2001                             864,683          430,510                -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             (22,826)            (757)             (15)
   Net realized gain (loss) on investments and
     capital gains distributions                            (97,225)          (9,688)            (200)
   Net unrealized appreciation (depreciation)
     of investments                                        (459,418)        (121,268)            (805)
                                                    -------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                       (579,469)        (131,713)          (1,020)

Changes from principal transactions:
   Total unit transactions                                2,297,956          190,925           77,118
                                                    -------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                               2,297,956          190,925           77,118
                                                    -------------------------------------------------
Total increase (decrease)                                 1,718,487           59,212           76,098
                                                    -------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                     $     2,583,170   $      489,722  $        76,098
                                                    =================================================

SEE ACCOMPANYING NOTES.

                                                         ING VP         ING VP
                                                        SMALLCAP        SMALLCAP         JANUS ASPEN
                                                    OPPORTUNITIES -  OPPORTUNITIES -     AGGRESSIVE      JANUS ASPEN
                                                        CLASS R          CLASS S           GROWTH         BALANCED
                                                    ------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                       $             -  $             -   $  274,462,060   $  244,144,219

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   -           (3,318)      (2,163,717)       3,408,631
   Net realized gain (loss) on investments and
     capital gains distributions                                  -         (119,912)    (102,981,631)      (3,517,430)
   Net unrealized appreciation (depreciation) of
     investments                                                  -           26,260         (425,456)     (14,919,519)
                                                    ------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                              -          (96,970)    (105,570,804)     (15,028,318)

Changes from principal transactions:
   Total unit transactions                                        -        1,377,039      (27,084,902)      11,125,134
                                                    ------------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                       -        1,377,039      (27,084,902)      11,125,134
                                                    ------------------------------------------------------------------
Total increase (decrease)                                         -        1,280,069     (132,655,706)      (3,903,184)
                                                    ------------------------------------------------------------------
Net assets at December 31, 2001                                   -        1,280,069      141,806,354      240,241,035

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                (130)         (20,930)      (1,204,437)       2,535,700
   Net realized gain (loss) on investments and
     capital gains distributions                             (9,641)        (338,439)    (110,103,453)     (19,145,911)
   Net unrealized appreciation (depreciation) of
     investments                                             (3,578)        (622,428)      73,321,455       (1,489,908)
                                                    ------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                        (13,349)        (981,797)     (37,986,435)     (18,100,119)

Changes from principal transactions:
   Total unit transactions                                   71,794        1,473,449      (26,586,808)     (24,315,508)
                                                    ------------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                  71,794        1,473,449      (26,586,808)     (24,315,508)
                                                    ------------------------------------------------------------------
Total increase (decrease)                                    58,445          491,652      (64,573,243)     (42,415,627)
                                                    ------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                     $        58,445  $     1,771,721   $   77,233,111   $  197,825,408
                                                    ==================================================================

                                                     JANUS ASPEN                       JANUS ASPEN
                                                      FLEXIBLE        JANUS ASPEN       WORLDWIDE
                                                       INCOME           GROWTH           GROWTH
                                                    ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                       $   18,729,553   $  267,652,979   $  483,862,628

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                          1,003,379       (2,103,210)      (2,995,164)
   Net realized gain (loss) on investments and
     capital gains distributions                           291,118      (29,054,576)     (52,114,953)
   Net unrealized appreciation (depreciation) of
     investments                                            (9,015)     (38,086,553)     (56,467,361)
                                                    ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     1,285,482      (69,244,339)    (111,577,478)

Changes from principal transactions:
   Total unit transactions                               3,925,181      (21,629,929)     (40,889,293)
                                                    ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              3,925,181      (21,629,929)     (40,889,293)
                                                    ------------------------------------------------
Total increase (decrease)                                5,210,663      (90,874,268)    (152,466,771)
                                                    ------------------------------------------------
Net assets at December 31, 2001                         23,940,216      176,778,711      331,395,857

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                            856,419       (1,668,494)      (1,012,698)
   Net realized gain (loss) on investments and
     capital gains distributions                           761,446      (88,052,075)    (139,153,473)
   Net unrealized appreciation (depreciation) of
     investments                                           571,088       45,741,303       58,703,035
                                                    ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     2,188,953      (43,979,266)     (81,463,136)

Changes from principal transactions:
   Total unit transactions                               2,262,579      (34,296,856)     (51,652,618)
                                                    ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              2,262,579      (34,296,856)     (51,652,618)
                                                    ------------------------------------------------
Total increase (decrease)                                4,451,532      (78,276,122)    (133,115,754)
                                                    ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                     $   28,391,748   $   98,502,589   $  198,280,103
                                                    ================================================

                                                       LORD ABBETT
                                                       GROWTH AND      LORD ABBETT     MFS(R) GLOBAL
                                                         INCOME        MID-CAP VALUE    GOVERNMENTS
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $            -   $            -   $    1,537,291

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                   -                -           39,877
   Net realized gain (loss) on investments and
     capital gains distributions                                  -                -           52,236
   Net unrealized appreciation (depreciation) of
     investments                                                  -                -          (40,415)
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                              -                -           51,698

Changes from principal transactions:
   Total unit transactions                                        -                -          153,415
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                       -                -          153,415
                                                     ------------------------------------------------
Total increase (decrease)                                         -                -          205,113
                                                     ------------------------------------------------
Net assets at December 31, 2001                                   -                -        1,742,404

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                               1,030              849           36,000
   Net realized gain (loss) on investments and
     capital gains distributions                                (52)         (21,787)          31,230
   Net unrealized appreciation (depreciation) of
     investments                                            (19,377)         (25,338)          84,246
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                        (18,399)         (46,276)         151,476

Changes from principal transactions:
   Total unit transactions                                  439,912          520,237          826,559
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                                 439,912          520,237          826,559
                                                     ------------------------------------------------
Total increase (decrease)                                   421,513          473,961          978,035
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $      421,513   $      473,961   $    2,720,439
                                                     ================================================

SEE ACCOMPANYING NOTES.

                                                                                                         OPPENHEIMER
                                                                       OPPENHEIMER      OPPENHEIMER      MAIN STREET
                                                      MFS(R) TOTAL     AGGRESSIVE          GLOBAL          GROWTH &
                                                         RETURN          GROWTH          SECURITIES         INCOME
                                                     -----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $   63,398,107   $   57,052,022   $   17,259,574   $   67,652,421

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                           3,012,322        6,906,604        1,960,521         (500,428)
   Net realized gain (loss) on investments and
     capital gains distributions                             (4,439)     (42,931,360)      (1,060,601)      (1,058,708)
   Net unrealized appreciation (depreciation) of
     investments                                         (3,698,764)      15,925,135       (3,174,371)      (6,494,391)
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                       (690,881)     (20,099,621)      (2,274,451)      (8,053,527)

Changes from principal transactions:
   Total unit transactions                               31,202,325        3,496,997        1,417,786        6,109,792
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                              31,202,325        3,496,997        1,417,786        6,109,792
                                                     -----------------------------------------------------------------
Total increase (decrease)                                30,511,444      (16,602,624)        (856,665)      (1,943,735)
                                                     -----------------------------------------------------------------
Net assets at December 31, 2001                          93,909,551       40,449,398       16,402,909       65,708,686

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                             355,083         (188,891)        (124,319)        (327,654)
   Net realized gain (loss) on investments and
     capital gains distributions                          3,616,803       (5,968,060)      (3,498,317)     (11,300,002)
   Net unrealized appreciation (depreciation) of
     investments                                        (10,681,462)      (5,031,083)      (1,163,987)      (1,390,151)
                                                     -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                     (6,709,576)     (11,188,034)      (4,786,623)     (13,017,807)

Changes from principal transactions:
   Total unit transactions                                4,525,040       (5,331,166)       3,560,532       (3,890,270)
                                                     -----------------------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                               4,525,040       (5,331,166)       3,560,532       (3,890,270)
                                                     -----------------------------------------------------------------
Total increase (decrease)                                (2,184,536)     (16,519,200)      (1,226,091)     (16,908,077)
                                                     -----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $   91,725,015   $   23,930,198   $   15,176,818   $   48,800,609
                                                     =================================================================

                                                       OPPENHEIMER    PIONEER EQUITY      PIONEER
                                                     STRATEGIC BOND     INCOME VCT          VCT
                                                     ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                        $   23,334,535   $            -   $            -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                           1,267,653                -                -
   Net realized gain (loss) on investments and
     capital gains distributions                            (55,135)               -                -
   Net unrealized appreciation (depreciation) of
     investments                                           (335,512)               -                -
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                        877,006                -                -

Changes from principal transactions:
   Total unit transactions                                4,680,276                -                -
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                               4,680,276                -                -
                                                     ------------------------------------------------
Total increase (decrease)                                 5,557,282                -                -
                                                     ------------------------------------------------
Net assets at December 31, 2001                          28,891,817                -                -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                           1,845,683            1,445                -
   Net realized gain (loss) on investments and
     capital gains distributions                         (1,631,959)            (909)               -
   Net unrealized appreciation (depreciation) of
     investments                                          1,589,777           (5,978)               1
                                                     ------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                      1,803,501           (5,442)               1

Changes from principal transactions:
   Total unit transactions                                2,039,563          158,735            1,302
                                                     ------------------------------------------------
   Increase (decrease) in assets derived from
     principal transactions                               2,039,563          158,735            1,302
                                                     ------------------------------------------------
Total increase (decrease)                                 3,843,064          153,293            1,303
                                                     ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                      $   32,734,881   $      153,293   $        1,303
                                                     ================================================

                                                                                                       SP JENNISON
                                                                        PIONEER MID     PRUDENTIAL    INTERNATIONAL
                                                                       CAP VALUE VCT     JENNISON        GROWTH
                                                                       --------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                          $           -    $        -    $           -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                    -        (1,106)            (620)
   Net realized gain (loss) on investments and capital gains
     distributions                                                                 -       (11,906)         (27,800)
   Net unrealized appreciation (depreciation) of investments                       -        20,719              656
                                                                       --------------------------------------------
   Net increase (decrease) in net assets resulting from operations                 -         7,707          (27,764)

Changes from principal transactions:
   Total unit transactions                                                         -       715,846           87,050
                                                                       --------------------------------------------
   Increase (decrease) in assets derived from principal transactions               -       715,846           87,050
                                                                       --------------------------------------------
Total increase (decrease)                                                          -       723,553           59,286
                                                                       --------------------------------------------
Net assets at December 31, 2001                                                    -       723,553           59,286

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                 (127)       (8,938)          (2,814)
   Net realized gain (loss) on investments and capital gains
     distributions                                                            (9,025)     (252,055)         (44,193)
   Net unrealized appreciation (depreciation) of investments                      50       (50,168)          (7,265)
                                                                       --------------------------------------------
   Net increase (decrease) in net assets resulting from operations            (9,102)     (311,161)         (54,272)

Changes from principal transactions:
   Total unit transactions                                                    39,527        14,555          208,824
                                                                       --------------------------------------------
   Increase (decrease) in assets derived from principal transactions          39,527        14,555          208,824
                                                                       --------------------------------------------
Total increase (decrease)                                                     30,425      (296,606)         154,552
                                                                       --------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                        $      30,425    $  426,947    $     213,838
                                                                       ============================================

SEE ACCOMPANYING NOTES.

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account B

                          Notes to Financial Statements

                                December 31, 2002

1. ORGANIZATION

ING Life Insurance and Annuity Company Variable Annuity Account B (the "Account") was established by ING Insurance Company of America ("ILIAC" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The account is sold exclusively for use with variable annuity Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2002, the Account had 110 investment divisions (the "Divisions"), 50 of which invest in independently managed mutual funds and 60 of which invest in mutual funds managed by affiliates, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2002 and related Trusts are as follows:

AIM V.I. Funds:                                            Fidelity Variable Insurance Products Fund II (continued):
  AIM V.I. Capital Appreciation Fund - Series I Shares        Fidelity(R) VIP II Index 500 Portfolio - Initial Class
  AIM V.I. Core Equity Fund - Series I Shares                 Fidelity(R) VIP II Investment Grade Bond Portfolio - Initial Class
  AIM V.I. Government Securities Fund - Series I Shares    Franklin Templeton Variable Insurance Products Trust:
  AIM V.I. Growth Fund - Series I Shares                      Franklin Small Cap Value Securities Fund - Class 2 **
  AIM V.I. Premier Equity Fund - Series I Shares           ING GET Fund:
Alger American Funds:                                         ING GET Fund - Series D
  Alger American Balanced Portfolio                           ING GET Fund - Series E
  Alger American Income & Growth Portfolio                    ING GET Fund - Series G
  Alger American Leveraged AllCap Portfolio                   ING GET Fund - Series H
Alliance Funds:                                               ING GET Fund - Series I
  Alliance Growth and Income                                  ING GET Fund - Series J
  Alliance Premier Growth Portfolio                           ING GET Fund - Series K
  Alliance Quasar Portfolio                                   ING GET Fund - Series L
American Century VP Funds:                                    ING GET Fund - Series M *
  American Century VP Balanced Fund                           ING GET Fund - Series N *
  American Century VP International Fund                      ING GET Fund - Series P *
Brinson Series Funds:                                         ING GET Fund - Series Q *
  Brinson Tactical Allocation Portfolio - Class I             ING GET Fund - Series R **
Calvert Social Balanced Portfolio                             ING GET Fund - Series S **
Federated Insurance Series:                                   ING GET Fund - Series T **
  Federated American Leaders Fund II                          ING GET Fund - Series U **
  Federated Equity Income Fund II                          ING VP Balanced Portfolio, Inc. - Class R
  Federated Fund for U.S. Government Securities II         ING VP Bond Portfolio - Class R
  Federated Growth Strategies Fund II                      ING VP Emerging Markets Fund
  Federated High Income Bond Fund II                       ING VP Money Market Portfolio - Class R
  Federated International Equity Fund II                   ING VP Natural Resources Trust
  Federated Prime Money Fund II                            ING Generations Portfolio, Inc.:
  Federated Utility Fund II                                   ING VP Strategic Allocation Balanced Portfolio - Class R
Fidelity(R) Variable Insurance Products Fund:                 ING VP Strategic Allocation Growth Portfolio - Class R
  Fidelity(R) VIP Equity-Income Portfolio - Initial Class     ING VP Strategic Allocation Income Portfolio - Class R
  Fidelity(R) VIP Growth Portfolio - Initial Class         ING Partners, Inc.:
  Fidelity(R) VIP High Income Portfolio - Initial Class       ING Alger Aggressive Growth Portfolio - Service Class **
  Fidelity(R) VIP Overseas Portfolio - Initial Class          ING Alger Growth Portfolio - Service Class **
Fidelity Variable Insurance Products Fund II:                 ING American Century Small Cap Value Portfolio **
  Fidelity(R) VIP II ASSET MANAGER(SM) Portfolio - Initial    ING Baron Small Cap Growth Portfolio - Service Class **
    Class
  Fidelity(R) VIP II Contrafund(R) Portfolio - Initial        ING Goldman Sachs Capital Growth Portfolio - Service Class **
    Class

ING Partners, Inc. (continued):                            ING Variable Products Trust (continued)
  ING JP Morgan Fleming International Portfolio - Initial     ING VP MagnaCap Portfolio - Class R **
    Class
  ING JP Morgan Mid Cap Value Portfolio - Service             ING VP MagnaCap Portfolio - Class S *
    Class **
  ING MFS Capital Opportunities Portfolio - Initial Class     ING VP MidCap Opportunities Portfolio - Class R **
  ING MFS Global Growth Portfolio - Service Class **          ING VP MidCap Opportunities Portfolio - Class S *
  ING MFS Research Portfolio - Initial Class                  ING VP SmallCap Opportunities Portfolio - Class R **
  ING OpCap Balanced Value Portfolio - Service Class **       ING VP SmallCap Opportunities Portfolio - Class S *
  ING PIMCO Total Return Portfolio - Service Class **      Janus Aspen Series:
  ING Salomon Brothers Aggressive Growth Portfolio -          Janus Aspen Aggressive Growth Portfolio - Institutional Shares
    Initial Class                                             Janus Aspen Balanced Portfolio - Inst Shares
  ING Salomon Brothers Capital Portfolio - Service            Janus Aspen Flexible Income Portfolio - Inst Shares
    Class **
  ING Salomon Brothers Investors Value Portfolio -            Janus Aspen Growth Portfolio - Inst Shares
    Service Class **
  ING T. Rowe Price Growth Equity Portfolio - Initial         Janus Aspen Worldwide Growth Portfolio - Inst Shares
    Class
  ING UBS Tactical Asset Allocation Portfolio -            Lord Abbett Funds:
    Service Class **                                          Lord Abbett Growth and Income Portfolio **
  ING Van Kampen Comstock Portfolio - Service Class **        Lord Abbett MidCap Value Portfolio **
ING Variable Funds:                                        MFS(R) Funds:
   ING VP Growth and Income Portfolio - Class R               MFS(R) Global Governments Series
ING Variable Portfolios, Inc.:                                MFS(R) Total Return Series - Initial Class
  ING VP Growth Portfolio - Class R                        Oppenheimer Variable Account Funds:
  ING VP Index Plus LargeCap Portfolio - Class R              Oppenheimer Aggressive Growth Fund/VA
  ING VP Index Plus MidCap Portfolio - Class R                Oppenheimer Global Securities Fund/VA
  ING VP Index Plus SmallCap Portfolio - Class R              Oppenheimer Main Street Growth & Income Fund/VA
  ING VP International Equity Portfolio - Class R             Oppenheimer Strategic Bond Fund/VA
  ING VP Small Company Portfolio - Class R                 Pioneer Variable Contracts Trust:
  ING VP Technology Portfolio - Class R                       Pioneer Equity Income VCT Portfolio - Class I **
  ING VP Value Opportunity Portfolio - Class R                Pioneer VCT Portfolio - Class I **
ING Variable Products Trust:                                  Pioneer Mid Cap Value VCT Portfolio - Class I **
  ING VP Growth Opportunities Portfolio - Class R **       Prudential Series Fund, Inc.:
  ING VP Growth Opportunities Portfolio - Class S *           Prudential Jennison Portfolio - Class II Shares *
  ING VP International Value Portfolio - Class R **           SP Jennison International Growth Portfolio - Class II Shares *

*   Investment Division added in 2001.
**  Investment Division added in 2002.

Effective September 15, 2000, the Brinson Series Trust Small Cap Portfolio (formerly the Mitchell Hutchins Series Trust Small Cap Portfolio) was closed to new Contractowners and to new investments from existing Contractowners. All remaining amounts were transferred to other Funds prior to December 31, 2001 at the Contractowners' direction.

Effective October 8, 2001, the Brinson Series Trust Growth and Income Portfolio (formerly the Mitchell Hutchins Series Trust Growth and Income Portfolio) was closed to new Contractowners and to new investments from existing
Contractowners. All remaining amounts were transferred to other Funds prior to December 31, 2001 at the Contractowners' direction.

ING GET Fund Series C reached the end of its offering period and closed on December 16, 2001. All remaining amounts were transferred to other Funds prior to December 31, 2001 at the Contractowners' direction.

The names of certain Divisions were changed during 2002. The following is a summary of current and former names for those Divisions:

         CURRENT NAME                                           FORMER NAME
------------------------------------------------------------------------------------------
   AIM V.I. Core Equity                                  AIM V.I. Growth and Income
   AIM V.I. Premier Equity                               AIM V.I. Value
   ING GET Fund - Series D                               Aetna GET Fund - Series D
   ING GET Fund - Series E                               Aetna GET Fund - Series E
   ING GET Fund - Series G                               Aetna GET Fund - Series G
   ING GET Fund - Series H                               Aetna GET Fund - Series H
   ING GET Fund - Series I                               Aetna GET Fund - Series I
   ING GET Fund - Series J                               Aetna GET Fund - Series J
   ING GET Fund - Series K                               Aetna GET Fund - Series K
   ING GET Fund - Series L                               Aetna GET Fund - Series L
   ING GET Fund - Series M                               Aetna GET Fund - Series M
   ING GET Fund - Series N                               Aetna GET Fund - Series N
   ING GET Fund - Series P                               Aetna GET Fund - Series P
   ING GET Fund - Series Q                               Aetna GET Fund - Series Q
   ING VP Balanced                                       Aetna Balanced VP, Inc.
   ING VP Bond                                           Aetna Bond VP
   ING VP Emerging Markets                               Aetna Emerging Markets VP
   ING VP Money Market                                   Aetna Money Market VP
   ING VP Natural Resources                              Aetna Natural Resources VP
   ING VP Strategic Allocation Balanced                  Aetna Crossroads VP
   ING VP Strategic Allocation Growth                    Aetna Ascent VP
   ING VP Strategic Allocation Income                    Aetna Legacy VP
   ING JP Morgan Fleming International                   PPI Scudder International Growth
   ING MFS Capital Opportunities                         PPI MFS Capital Opportunities
   ING MFS Research                                      PPI MFS Research
   ING Salomon Brothers Aggressive Growth                PPI MFS Emerging Equities
   ING T. Rowe Price Growth Equity                       PPI T. Rowe Price Growth Equity
   ING VP Growth and Income                              Aetna Growth and Income VP
   ING VP Growth                                         Aetna Growth VP
   ING VP Index Plus LargeCap                            Aetna Index Plus LargeCap VP
   ING VP Index Plus MidCap                              Aetna Index Plus MidCap VP
   ING VP Index Plus SmallCap                            Aetna Index Plus SmallCap VP
   ING VP International Equity                           Aetna International VP
   ING VP Small Company                                  Aetna Small Company VP
   ING VP Technology                                     Aetna Technology VP
   ING VP Value Opportunity                              Aetna Value Opportunity VP
   ING VP Growth Opportunities - Class S                 Pilgrim Growth Opportunities
   ING VP MagnaCap - Class S                             Pilgrim International Value
   ING VP MidCap Opportunities - Class S                 Pilgrim MidCap Opportunities
   ING VP SmallCap Opportunities - Class S               Pilgrim SmallCap Opportunities

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the
Account:

USE OF ESTIMATES

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined by specific identification. The difference between cost and current market value is recorded as unrealized appreciation or depreciation of investments.

FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ILIAC.

ANNUITY RESERVES

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are recorded in the financial statements at the aggregate account values of the Contractholders invested in the Account Divisions. Annuity reserves held in the Account for currently payable contracts are computed according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 1983a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC.

3. CHARGES AND FEES

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges are deducted at annual rates of up to 1.90% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contract.

ADMINISTRATIVE CHARGES

A daily charge at an annual rate of up to 0.50% of the assets attributable to the Contracts is deducted, as specified in the Contract.

CONTRACT MAINTENANCE CHARGES

An annual contract or certificate maintenance fee of up to $20 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

CONTINGENT DEFERRED SALES CHARGES

For certain Contracts, a contingent deferred sales charge is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

PREMIUM TAXES

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 4.0% of premiums.

4. RELATED PARTY TRANSACTIONS

During the year ended December 31, 2002, management fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund, ING Balanced Portfolio, Inc., ING VP Emerging Markets Fund, ING VP Natural Resources Trust, ING VP Money Market Portfolio, ING Generations Portfolios, Inc., ING Variable Funds, ING VP Bond Portfolio, ING Variable Portfolios, Inc., and ING Variable Products Trust. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund or Fund of the Trust. In addition, management fees were paid to ILIAC, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.75% to 1.00% of the average net assets of each respective Fund of the Trust.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follows:

                                                                    YEAR ENDED DECEMBER 31,
                                                                 2002                    2001
                                                        ---------------------------------------------
                                                        PURCHASES     SALES     PURCHASES     SALES
                                                        ---------------------------------------------
                                                                    (DOLLARS IN THOUSANDS)
AIM V.I. Funds:
   AIM V.I. Capital Appreciation                        $  24,514   $  27,763   $  12,618   $   6,381
   AIM V.I. Core Equity                                    38,407      44,855      10,567       4,862
   AIM V.I. Government Securities                          32,681      16,817      11,327       2,444
   AIM V.I. Growth                                         24,478      29,364       8,492       4,277
   AIM V.I. Premier Equity                                 68,844      80,157      24,777      12,092
Alger American Funds:
   Alger American Balanced                                  3,639       4,339         142       1,043
   Alger American Income & Growth                          10,413      12,151         983       3,003
   Alger American Leveraged AllCap                          9,454      10,850         463       2,747
Alliance Funds:
   Alliance Growth and Income                              46,961      44,016      29,482         817
   Alliance Premier Growth                                 10,145      10,102       7,887         604
   Alliance Quasar                                          1,723       1,577       1,231         408
American Century VP Funds:
   American Century VP Balanced                             1,989       2,307         156         555
   American Century VP International                        2,499       3,200         402         809
Brinson Series Funds:
   Brinson Growth & Income                                      -           -         258         946
   Brinson Small Cap                                            -           -           -         180
   Brinson Tactical Allocation                             14,269      15,619       6,605       1,725
Calvert Social Balanced Portfolio                           1,931       1,806         332         618
Federated Insurance Series:
   Federated American Leaders                               8,627      25,009       3,691      16,943
   Federated Federated Equity Income                          820       4,394       1,658       5,373
   Federated Fund for U.S. Government Securities            4,984       4,633       2,709       2,460
   Federated Growth Strategies                                112       5,825       2,009       6,819
   Federated High Income Bond                               6,847       9,302       2,881       6,274
   Federated International Equity                             127       2,905       2,139       3,858
   Federated Prime Money                                    5,760       7,185       6,418       6,310
   Federated Utility                                        2,331       5,001         874       4,087
Fidelity(R) Variable Insurance Products Fund:
   Fidelity(R) VIP Equity-Income                          247,113     252,808      80,363      53,521
   Fidelity(R) VIP Growth                                 141,688     162,277      30,277      21,128
   Fidelity(R) VIP High Income                             58,138      58,116      21,375      16,342
   Fidelity(R) VIP Overseas                                14,243      15,632       4,335       4,240
Fidelity Variable Insurance Products Fund II:
   Fidelity(R) VIP II ASSET MANAGER(SM)                    15,172      16,452       1,425       3,404
   Fidelity(R) VIP II Contrafund(R)                       175,617     186,406      24,172      33,597
   Fidelity(R) VIP II Index 500                           121,951     136,223      50,031      65,319
   Fidelity(R) VIP II Investment Grade Bond                 3,174       3,538         215         913
Franklin Templeton Variable Insurance Products Trust:
   Franklin Small Cap Value Securities                      2,565       1,920           -           -

                                                                    YEAR ENDED DECEMBER 31,
                                                                 2002                    2001
                                                        ---------------------------------------------
                                                        PURCHASES     SALES     PURCHASES     SALES
                                                        ---------------------------------------------
                                                                    (DOLLARS IN THOUSANDS)
ING GET Fund:
   ING GET Fund - Series C                              $       -   $       -   $     349   $   4,990
   ING GET Fund - Series D                                 91,906     104,050       1,913      12,420
   ING GET Fund - Series E                                287,090     310,958       3,579      36,784
   ING GET Fund - Series G                                172,316     181,449         978      17,752
   ING GET Fund - Series H                                131,547     142,911       1,466      11,739
   ING GET Fund - Series I                                 89,384      94,102         434       6,729
   ING GET Fund - Series J                                 76,351      81,025         485       6,370
   ING GET Fund - Series K                                 88,905      98,660       1,365       5,816
   ING GET Fund - Series L                                 78,713      85,764      89,118       7,492
   ING GET Fund - Series M                                120,605     132,464     131,389       4,582
   ING GET Fund - Series N                                 97,858     110,571     111,246       9,055
   ING GET Fund - Series P                                 83,551      91,096      85,500       2,681
   ING GET Fund - Series Q                                115,914      62,794       2,594         974
   ING GET Fund - Series R                                 47,063       3,851           -           -
   ING GET Fund - Series S                                 55,817       2,522           -           -
   ING GET Fund - Series T                                 39,328         338           -           -
   ING GET Fund - Series U                                    508           6           -           -
ING VP Balanced                                            79,596      99,335      33,417      23,173
ING VP Bond                                               125,655     111,843      63,481      20,280
ING VP Emerging Markets Fund                                  976       1,178         215         226
ING VP Money Market                                       760,239     784,356     831,495     749,107
ING VP Natural Resources Trust                              1,139       1,513          21         400
ING Generations Portfolio, Inc.:
   ING VP Strategic Allocation Balanced                    13,854      14,909       1,228       3,037
   ING VP Strategic Allocation Growth                      11,735      12,253       1,104       2,506
   ING VP Strategic Allocation Income                      21,591      23,140       5,315       6,467
ING Partners, Inc.:
   ING Alger Aggressive Growth                                190           -           -           -
   ING Alger Growth                                            10           -           -           -
   ING American Century Small Cap Value                       253          82           -           -
   ING Baron Small Cap Growth                                 359         171           -           -
   ING Goldman Sachs Capital Growth                            19           -           -           -
   ING JP Morgan Fleming International                    210,312     212,764     152,032     141,292
   ING JP Morgan Mid Cap Value                                 89           -           -           -
   ING MFS Capital Opportunities                           46,601      55,397      29,866      10,459
   ING MFS Global Growth                                        8           6           -           -
   ING MFS Research                                        50,965      63,509      21,456      12,539
   ING OpCap Balanced Value                                    15           -           -           -
   ING PIMCO Total Return                                   1,359         107           -           -
   ING Salomon Brothers Aggressive Growth                 109,117     123,719     104,463     108,410
   ING Salomon Brothers Capital                                 5           -           -           -
   ING Salomon Brothers Investors Value                        16           -           -           -
   ING T. Rowe Price Growth Equity                         77,576      88,202      21,394      17,750
   ING UBS Tactical Asset Allocation                            -           -           -           -
   ING Van Kampen Comstock                                    331           1           -           -

                                                                    YEAR ENDED DECEMBER 31,
                                                                 2002                    2001
                                                        ---------------------------------------------
                                                        PURCHASES     SALES     PURCHASES     SALES
                                                        ---------------------------------------------
                                                                    (DOLLARS IN THOUSANDS)
ING Variable Funds:
   ING VP Growth and Income                             $ 172,371   $ 261,853   $  83,464   $ 178,158
ING Variable Portfolios, Inc.:
   ING VP Growth                                           69,783      79,492      91,682      94,630
   ING VP Index Plus LargeCap                             190,972     214,104     115,106     106,107
   ING VP Index Plus MidCap                                11,890       7,151       5,587       2,436
   ING VP Index Plus SmallCap                               8,976       6,252       2,924       1,607
   ING VP International Equity                             46,107      46,993      46,170      45,585
   ING VP Small Company                                   116,436     108,833      77,290      62,327
   ING VP Technology                                       23,571      23,226      19,487      14,055
   ING VP Value Opportunity                                26,750      29,060      18,600       7,927
ING Variable Products Trust:
   ING VP Growth Opportunities - Class R                      864         463           -           -
   ING VP Growth Opportunities - Class S                      278         238         187          44
   ING VP International Value                                 523          70           -           -
   ING VP MagnaCap - Class R                                   33           -           -           -
   ING VP MagnaCap - Class S                                  879         689         454          29
   ING VP MidCap Opportunities - Class R                       78           1           -           -
   ING VP MidCap Opportunities - Class S                    4,360       2,084       1,863         997
   ING VP SmallCap Opportunities - Class R                    265         193           -           -
   ING VP SmallCap Opportunities - Class S                  3,798       2,346       2,039         666
Janus Aspen Series:
   Janus Aspen Aggressive Growth                          141,416     169,207      83,655     112,904
   Janus Aspen Balanced                                   225,500     247,280      34,727      20,193
   Janus Aspen Flexible Income                             31,418      28,299      11,219       6,290
   Janus Aspen Growth                                     150,997     186,962      41,962      65,695
   Janus Aspen Worldwide Growth                           323,687     376,352      84,870     128,755
Lord Abbett Funds:
   Lord Abbett Growth and Income                              442           1           -           -
   Lord Abbett MidCap Value                                   805         284           -           -
MFS Funds:
   MFS Global Governments                                   3,217       2,355       1,276       1,083
   MFS Total Return                                       119,828     113,668      38,490       4,276
Oppenheimer Variable Account Funds:
   Oppenheimer Aggressive Growth                           64,141      69,661      68,878      58,475
   Oppenheimer Global Securities                           20,873      17,437       7,967       4,589
   Oppenheimer Main Street Growth & Income                 70,215      74,433      11,707       6,098
   Oppenheimer Strategic Bond                              38,679      34,794       9,644       3,697
Pioneer Variable Contracts Trust:
   Pioneer Equity Income VCT                                  165           5           -           -
   Pioneer VCT                                                  1           -           -           -
   Pioneer Mid Cap Value VCT                                   82          42           -           -
Prudential Series Fund, Inc.:
   Prudential Jennison                                      2,065       2,060       1,222         507
   SP Jennison International Growth                         2,655       2,449         770         684

6. CHANGES IN UNITS

The changes in units outstanding were as follows:

                                                          YEAR ENDED DECEMBER 31,
                                                          2002               2001
                                                    ------------------------------------
                                                    NET UNITS ISSUED    NET UNITS ISSUED
                                                       (REDEEMED)          (REDEEMED)
                                                    ------------------------------------
AIM V.I. Funds:
    AIM V.I. Capital Appreciation                           (366,408)            514,760
    AIM V.I. Core Equity                                    (748,286)            456,934
    AIM V.I. Government Securities                         1,319,594             797,417
    AIM V.I. Growth                                         (842,874)            591,129
    AIM V.I. Premier Equity                               (1,440,923)          6,787,724
Alger American Funds:
    Alger American Balanced                                  (31,808)            (38,822)
    Alger American Income & Growth                           (86,313)           (107,145)
    Alger American Leveraged AllCap                          (61,140)            (92,253)
Alliance Funds:
    Alliance Growth and Income                                63,544           2,703,504
    Alliance Premier Growth                                    2,737             989,444
    Alliance Quasar                                           12,434             106,602
American Century VP Funds:
    American Century VP Balanced                             (21,928)            (29,454)
    American Century VP International                        (53,475)            (44,530)
Brinson Series Funds:
    Brinson Growth & Income                                        -             (92,381)
    Brinson Small Cap                                              -             (15,656)
    Brinson Tactical Allocation                             (180,912)            416,605
Calvert Social Balanced                                        9,032             (17,551)
Federated Insurance Series:
    Federated American Leaders                              (802,047)           (583,244)
    Federated Equity Income                                 (349,138)           (305,498)
    Federated Fund for U.S. Government Securities              5,984              (3,295)
    Federated Growth Strategies                             (353,291)           (260,952)
    Federated High Income Bond                              (311,614)           (411,220)
    Federated International Equity                          (215,775)           (210,789)
    Federated Prime Money                                   (112,344)             (7,126)
    Federated Utility                                       (270,317)           (226,436)
Fidelity(R) Variable Insurance Products Fund:
    Fidelity(R) VIP Equity-Income                           (690,353)          1,774,965
    Fidelity(R) VIP Growth                                (1,160,706)          1,166,480
    Fidelity(R) VIP High Income                             (483,340)             (7,252)
    Fidelity(R) VIP Overseas                                (115,998)           (101,429)

                                                          YEAR ENDED DECEMBER 31,
                                                          2002               2001
                                                    ------------------------------------
                                                    NET UNITS ISSUED    NET UNITS ISSUED
                                                       (REDEEMED)          (REDEEMED)
                                                    ------------------------------------
Fidelity Variable Insurance Products Fund II:
    Fidelity(R) VIP II ASSET MANAGER(SM)                    (103,131)           (162,242)
    Fidelity(R) VIP II Contrafund(R)                        (705,725)           (484,033)
    Fidelity(R) VIP II Index 500                            (835,328)           (711,188)
    Fidelity(R) VIP II Investment Grade Bond                 (29,946)            (61,301)
Franklin Templeton Variable Insurance Products
  Trust:
    Franklin Small Cap Value Securities                       39,416                   -
ING GET Fund:
    ING GET Fund - Series C                                        -            (332,642)
    ING GET Fund - Series D                               (1,502,708)         (1,021,289)
    ING GET Fund - Series E                               (3,020,220)         (3,037,122)
    ING GET Fund - Series G                               (1,275,410)         (1,469,116)
    ING GET Fund - Series H                               (1,368,020)           (867,644)
    ING GET Fund - Series I                                 (633,744)           (510,638)
    ING GET Fund - Series J                                 (606,080)           (487,793)
    ING GET Fund - Series K                               (1,044,318)           (275,902)
    ING GET Fund - Series L                                 (566,108)          8,042,502
    ING GET Fund - Series M                                 (972,717)         12,530,623
    ING GET Fund - Series N                               (1,199,074)         10,180,844
    ING GET Fund - Series P                                 (608,071)          8,287,579
    ING GET Fund - Series Q                                5,298,242             162,043
    ING GET Fund - Series R                                4,312,314                   -
    ING GET Fund - Series S                                5,334,290                   -
    ING GET Fund - Series T                                3,907,841                   -
    ING GET Fund - Series U                                   50,278                   -
ING VP Balanced                                           (1,231,538)            (31,417)
ING VP Bond                                                  413,356           2,657,410
ING VP Emerging Markets                                      (26,185)            (27,794)
ING VP Money Market                                       (2,485,092)          6,113,512
ING VP Natural Resources                                     (31,200)            (26,923)
ING Generations Portfolio, Inc.:
    ING VP Strategic Allocation Balanced                    (104,759)           (150,126)
    ING VP Strategic Allocation Growth                       (62,890)           (115,234)
    ING VP Strategic Allocation Income                      (143,555)           (137,472)
ING Partners, Inc.:
    ING Alger Aggressive Growth                               24,342                   -
    ING Alger Growth                                           1,297                   -
    ING American Century Small Cap Value                      19,821                   -
    ING Baron Small Cap Growth                                21,310                   -
    ING Goldman Sachs Capital Growth                           2,242                   -

                                                          YEAR ENDED DECEMBER 31,
                                                          2002               2001
                                                    ------------------------------------
                                                    NET UNITS ISSUED    NET UNITS ISSUED
                                                       (REDEEMED)          (REDEEMED)
                                                    ------------------------------------
ING Partners, Inc. (continued):
    ING JP Morgan Fleming International                       17,057             440,496
    ING JP Morgan Mid Cap Value                                9,450                   -
    ING MFS Capital Opportunities                           (840,713)            662,303
    ING MFS Global Growth                                        168                   -
    ING MFS Research                                      (1,203,069)           (385,928)
    ING OpCap Balanced Value                                   1,825                   -
    ING PIMCO Total Return                                   118,777                   -
    ING Salomon Brothers Aggressive Growth                (1,425,104)           (532,114)
    ING Salomon Brothers Capital                                 655                   -
    ING Salomon Brothers Investors Value                       1,835                   -
    ING T. Rowe Price Growth Equity                         (562,460)           (481,925)
    ING UBS Tactical Asset Allocation                             53                   -
    ING Van Kampen Comstock                                   38,291                   -
ING Variable Funds:
    ING VP Growth and Income                              (4,914,917)         (3,837,503)
ING Variable Portfolios, Inc.:
    ING VP Growth                                           (944,382)           (557,260)
    ING VP Index Plus LargeCap                            (1,975,577)            334,278
    ING VP Index Plus MidCap                                 293,309             179,712
    ING VP Index Plus SmallCap                               238,930              90,802
    ING VP International Equity                             (117,376)             90,389
    ING VP Small Company                                     398,526             999,271
    ING VP Technology                                        (95,211)            951,241
    ING VP Value Opportunity                                (168,461)            477,971
ING Variable Products Trust:
    ING VP Growth Opportunities - Class R                     63,829                   -
    ING VP Growth Opportunities - Class S                      5,464              17,720
    ING VP International Value                                49,414                   -
    ING VP MagnaCap - Class R                                  3,913                   -
    ING VP MagnaCap - Class S                                 22,872              46,176
    ING VP MidCap Opportunities - Class R                     10,923                   -
    ING VP MidCap Opportunities - Class S                    315,913             102,249
    ING VP SmallCap Opportunities - Class R                 (139,170)            150,882
    ING VP SmallCap Opportunities - Class S                  376,449                   -
Janus Aspen Series:
    Janus Aspen Aggressive Growth                         (2,540,697)           (691,812)
    Janus Aspen Balanced                                  (1,543,962)          1,254,108
    Janus Aspen Flexible Income                              123,393             232,337
    Janus Aspen Growth                                    (3,008,365)         (1,173,398)
    Janus Aspen Worldwide Growth                          (3,807,460)           (863,462)

                                                          YEAR ENDED DECEMBER 31,
                                                          2002               2001
                                                    ------------------------------------
                                                    NET UNITS ISSUED    NET UNITS ISSUED
                                                       (REDEEMED)          (REDEEMED)
                                                    ------------------------------------
Lord Abbett Funds:
    Lord Abbett Growth and Income                             53,538                   -
    Lord Abbett MidCap Value                                  54,692                   -
MFS(R) Funds:
    MFS(R) Global Governments                                 71,900              13,722
    MFS(R) Total Return                                      404,893           2,634,447
Oppenheimer Variable Account Funds:
    Oppenheimer Aggressive Growth                           (616,159)          1,508,913
    Oppenheimer Global Securities                            197,129              96,835
    Oppenheimer Main Street Growth & Income                 (523,616)            527,060
    Oppenheimer Strategic Bond                               151,517             441,109
Pioneer Variable Contracts Trust:
    Pioneer Equity Income VCT                                 19,140                   -
    Pioneer VCT                                                  172                   -
    Pioneer Mid Cap Value VCT                                  3,470                   -
Prudential Series Fund, Inc.:
    Prudential Jennison                                      (10,806)             81,476
    SP Jennison International Growth                          29,475               7,897

7.  UNIT SUMMARY

A summary of units outstanding at December 31, 2002 follows:

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
AIM V.I. CAPITAL APPRECIATION
Currently payable annuity contracts:                                                               $     430,696
Contracts in accumulation period:
    Non-Qualified V                                            7,141.870       $        6.85              48,922
    Non-Qualified V (0.75)                                   117,784.846                6.98             822,138
    Non-Qualified XII                                            756.497                6.96               5,265
    Non-Qualified XIII                                       501,618.196                7.37           3,696,926
    Non-Qualified XIV                                        657,037.276                7.27           4,776,661
    Non-Qualified XV                                         329,702.890                7.23           2,383,752
    Non-Qualified XVI                                        224,043.766                4.33             970,110
    Non-Qualified XVII                                           580.253                7.07               4,102
    Non-Qualified XVIII                                      158,970.137                4.28             680,392
    Non-Qualified XIX                                        235,584.768                4.30           1,013,015
                                                           -------------                           -------------
                                                           2,233,220.499                           $  14,831,979
                                                           =============                           =============

AIM V.I. CORE EQUITY
Currently payable annuity contracts:                                                               $   3,159,134
Contracts in accumulation period:
    Non-Qualified V                                           41,012.179       $        6.28             257,556
    Non-Qualified V (0.75)                                   100,702.786                6.40             644,498
    Non-Qualified IX                                           2,325.916                6.22              14,467
    Non-Qualified XII                                            866.371                6.39               5,536
    Non-Qualified XIII                                       948,642.123                7.67           7,276,085
    Non-Qualified XIV                                      1,538,823.386                7.57          11,648,893
    Non-Qualified XV                                         507,916.587                7.52           3,819,533
    Non-Qualified XVI                                        233,331.906                5.20           1,213,326
    Non-Qualified XVIII                                      105,523.130                5.14             542,389
    Non-Qualified XIX                                        263,337.768                5.16           1,358,823
                                                           -------------                           -------------
                                                           3,742,482.152                           $  29,940,240
                                                           =============                           =============

AIM V.I. GOVERNMENT SECURITIES
Contracts in accumulation period:
    Non-Qualified XIII                                       590,033.975       $       12.36       $   7,292,820
    Non-Qualified XIV                                        768,636.365               12.26           9,423,482
    Non-Qualified XV                                         283,516.080               12.21           3,461,731
    Non-Qualified XVI                                        175,024.768               11.77           2,060,042
    Non-Qualified XVIII                                       61,958.666               11.65             721,818
    Non-Qualified XIX                                        259,823.060               11.69           3,037,332
                                                           -------------                           -------------
                                                           2,138,992.914                           $  25,997,225
                                                           =============                           ============

AIM V.I. GROWTH
Currently payable annuity contracts:                                                               $     651,633
Contracts in accumulation period:
    Non-Qualified V                                           17,754.161       $        4.22              74,923
    Non-Qualified V (0.75)                                   108,862.037                4.30             468,107

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
AIM V.I. GROWTH  (CONTINUED)
    Non-Qualified XII                                          1,037.684       $        4.29       $       4,452
    Non-Qualified XIII                                       753,288.092                5.09           3,834,236
    Non-Qualified XIV                                      1,178,462.059                5.02           5,915,880
    Non-Qualified XV                                         372,278.087                4.99           1,857,668
    Non-Qualified XVI                                        164,058.196                3.37             552,876
    Non-Qualified XVIII                                      111,965.966                3.34             373,966
    Non-Qualified XIX                                        361,313.751                3.35           1,210,401
                                                           -------------                           -------------
                                                           3,069,390.342                           $  14,945,690
                                                           =============                           =============

AIM V.I. PREMIER EQUITY
Currently payable annuity contracts:                                                               $   2,348,435
Contracts in accumulation period:
    Non-Qualified V                                           17,054.546       $        5.77              98,405
    Non-Qualified V (0.75)                                    97,537.305                5.88             573,519
    Non-Qualified IX                                              50.112                5.71                 286
    Non-Qualified XII                                          1,139.580                5.86               6,678
    Non-Qualified XIII                                     1,508,348.111                6.91          10,422,685
    Non-Qualified XIV                                      2,427,698.196                6.82          16,556,902
    Non-Qualified XV                                         868,527.131                6.77           5,879,929
    Non-Qualified XVI                                        341,816.310                5.21           1,780,863
    Non-Qualified XVII                                           476.985                6.02               2,871
    Non-Qualified XVIII                                      143,877.432                5.16             742,408
    Non-Qualified XIX                                        562,473.154                5.18           2,913,611
                                                           -------------                           -------------
                                                           5,968,998.862                           $  41,326,592
                                                           =============                           =============

ALGER AMERICAN BALANCED
Contracts in accumulation period:
    Non-Qualified VII                                        120,391.551       $       21.40       $   2,576,379
                                                           -------------                           -------------
                                                             120,391.551                           $   2,576,379
                                                           =============                           =============

ALGER AMERICAN INCOME & GROWTH
Contracts in accumulation period:
    Non-Qualified VII                                        356,258.045       $       17.31       $   6,166,827
                                                           -------------                           -------------
                                                             356,258.045                           $   6,166,827
                                                           =============                           =============

ALGER AMERICAN LEVERAGED ALLCAP
  Contracts in accumulation period:
    Non-Qualified VII                                        327,132.695       $       17.49       $   5,721,551
    Non-Qualified VIII                                           167.794               12.87               2,160
                                                           -------------                           -------------
                                                             327,300.489                           $   5,723,711
                                                           =============                           =============

ALLIANCE GROWTH AND INCOME
  Contracts in accumulation period:
    Non-Qualified XIII                                       826,949.294       $        7.77       $   6,425,396
    Non-Qualified XIV                                        882,219.483                7.71           6,801,912

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
ALLIANCE GROWTH AND INCOME (CONTINUED)
    Non-Qualified IX                                             370.309       $        4.18       $       1,548
    Non-Qualified XV                                         356,243.025                7.68           2,735,946
    Non-Qualified XVI                                        380,962.591                7.89           3,005,795
    Non-Qualified XVIII                                       84,109.046                7.81             656,892
    Non-Qualified XIX                                        324,306.091                7.84           2,542,560
                                                           -------------                           -------------
                                                           2,854,789.530                           $  22,168,501
                                                           =============                           =============

ALLIANCE PREMIER GROWTH
Contracts in accumulation period:
   Non-Qualified XIII                                        366,995.250       $        4.29       $   1,574,410
   Non-Qualified XIV                                         306,904.215                4.26           1,307,412
   Non-Qualified XV                                          138,234.900                4.24             586,116
   Non-Qualified XVI                                         201,714.666                4.57             921,836
   Non-Qualified XVIII                                        83,613.201                4.52             377,932
   Non-Qualified XIX                                         235,804.351                4.54           1,070,552
                                                           -------------                           -------------
                                                           1,333,266.583                           $   5,838,258
                                                           =============                           =============

ALLIANCE QUASAR
Contracts in accumulation period:
    Non-Qualified XIII                                        42,353.535       $        5.55       $     235,062
    Non-Qualified XIV                                         30,165.049                5.51             166,209
    Non-Qualified XV                                          10,982.404                5.49              60,293
    Non-Qualified XVI                                         13,238.968                4.97              65,798
    Non-Qualified XVIII                                        5,280.521                4.91              25,927
    Non-Qualified XIX                                         26,431.352                4.93             130,307
                                                           -------------                           -------------
                                                             128,451.829                           $     683,596
                                                           =============                           =============

AMERICAN CENTURY(R) VP BALANCED
Contracts in accumulation period:
    Non-Qualified VII                                         96,051.803       $       15.44       $   1,483,040
                                                           -------------                           -------------
                                                              96,051.803                           $   1,483,040
                                                           =============                           =============

AMERICAN CENTURY(R) VP INTERNATIONAL
Contracts in accumulation period:
    Non-Qualified VII                                        130,913.859       $       11.74       $   1,536,929
    Non-Qualified VIII                                           181.976               10.68               1,944
                                                           -------------                           -------------
                                                             131,095.835                           $   1,538,873
                                                           =============                           =============

BRINSON SERIES TACTICAL ALLOCATION
Contracts in accumulation period:
    Non-Qualified XIII                                       198,037.849       $        6.83       $   1,352,599
    Non-Qualified XIV                                        964,639.557                6.75           6,511,317
    Non-Qualified XV                                          94,577.105                6.71             634,612
    Non-Qualified XVI                                         81,758.493                6.26             511,808
    Non-Qualified XVIII                                       40,585.885                6.19             251,227
    Non-Qualified XIX                                         74,438.589                6.22             463,008
                                                           -------------                           -------------
                                                           1,454,037.478                           $   9,724,571
                                                           =============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
CALVERT SOCIAL BALANCED
Contracts in accumulation period:
    Non-Qualified V                                            5,689.041       $       17.26       $      98,193
    Non-Qualified V (0.75)                                    15,357.764               17.86             274,290
    Non-Qualified VII                                         79,520.147                9.61             764,189
    Non-Qualified VIII                                        65,982.625                9.68             638,712
                                                           -------------                           -------------
                                                             166,549.577                           $   1,775,384
                                                           =============                           =============

FEDERATED AMERICAN LEADERS
Currently payable annuity contracts:                                                               $      98,634
Contracts in accumulation period:
    Non-Qualified VII                                      2,712,272.577       $       18.56          50,339,779
    Non-Qualified VIII                                         7,506.773               13.39             100,516
                                                           -------------                           -------------
                                                           2,719,779.350                           $  50,538,929
                                                           =============                           =============

FEDERATED EQUITY INCOME
Currently payable annuity contracts:                                                               $      88,391
Contracts in accumulation period:
    Non-Qualified VII                                      1,035,144.898       $        9.83          10,175,474
                                                           -------------                           -------------
                                                           1,035,144.898                           $  10,263,865
                                                           =============                           =============

FEDERATED FUND FOR US GOVERNMENT SECURITIES
Contracts in accumulation period:
    Non-Qualified VII                                        825,678.064       $       15.35       $  12,674,158
                                                           -------------                           -------------
                                                             825,678.064                           $  12,674,158
                                                           =============                           =============

FEDERATED GROWTH STRATEGIES
Contracts in accumulation period:
    Non-Qualified VII                                        764,148.738       $       13.63       $  10,415,347
                                                           -------------                           -------------
                                                             764,148.738                           $  10,415,347
                                                           =============                           =============

FEDERATED HIGH INCOME BOND
Currently payable annuity contracts:                                                               $      18,044
Contracts in accumulation period:
    Non-Qualified VII                                      1,236,035.841       $       13.48          16,661,763
    Non-Qualified VIII                                           299.808               11.49               3,445
                                                           -------------                           -------------
                                                           1,236,335.649                           $  16,683,252
                                                           =============                           =============

FEDERATED INTERNATIONAL EQUITY
Currently payable annuity contracts:                                                               $      44,915
Contracts in accumulation period:
    Non-Qualified VII                                        550,927.936       $       10.85           5,977,568
    Non-Qualified VIII                                           125.653               10.03               1,260
                                                           -------------                           -------------
                                                             551,053.589                           $   6,023,743
                                                           =============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                          ------------------------------------------------------
FEDERATED PRIME MONEY
Contracts in accumulation period:
    Non-Qualified VII                                        582,531.577       $       12.68       $   7,386,500
                                                          --------------                           -------------
                                                             582,531.577                           $   7,386,500
                                                          ==============                           =============

FEDERATED UTILITY
Currently payable annuity contracts:                                                               $      25,722
Contracts in accumulation period:
    Non-Qualified VII                                        652,466.859       $       10.72           6,994,445
    Non-Qualified VIII                                            64.474                8.94                 576
                                                          --------------                           -------------
                                                             652,531.333                           $   7,020,743
                                                          ==============                           =============

FIDELITY(R) VIP EQUITY-INCOME
Contracts in accumulation period:
    Non-Qualified V                                          362,704.384       $       15.06       $   5,462,328
    Non-Qualified V (0.75)                                   686,999.409               15.59          10,710,321
    Non-Qualified VII                                      3,974,733.140               17.95          71,346,460
    Non-Qualified VIII                                       820,645.762               12.93          10,610,950
    Non-Qualified IX                                          13,069.093               14.85             194,076
    Non-Qualified X                                           28,494.416               15.06             429,126
    Non-Qualified XII                                          8,583.989                8.90              76,398
    Non-Qualified XIII                                     1,734,825.032                8.68          15,058,281
    Non-Qualified XIV                                      2,273,946.636                8.56          19,464,983
    Non-Qualified XV                                         665,353.799                8.51           5,662,161
    Non-Qualified XVI                                        416,662.296                8.17           3,404,131
    Non-Qualified XVIII                                       51,426.657                8.08             415,527
    Non-Qualified XIX                                        442,137.016                8.11           3,585,731
                                                          --------------                           -------------
                                                          11,479,581.629                           $ 146,420,473
                                                          ==============                           =============

FIDELITY(R) VIP GROWTH
Contracts in accumulation period:
    Non-Qualified V                                          424,020.409       $       12.83       $   5,440,182
    Non-Qualified V (0.75)                                   733,179.043               13.28           9,736,618
    Non-Qualified VII                                      2,620,006.788               17.54          45,954,919
    Non-Qualified VIII                                       587,469.554               11.66           6,849,895
    Non-Qualified IX                                           9,053.810               12.65             114,531
    Non-Qualified X                                           16,200.041               12.83             207,847
    Non-Qualified XII                                         12,915.092                8.02             103,579
    Non-Qualified XIII                                     1,714,740.719                6.30          10,802,867
    Non-Qualified XIV                                      1,513,916.283                6.23           9,431,698
    Non-Qualified XV                                         531,767.553                6.20           3,296,959
    Non-Qualified XVI                                        678,024.059                4.78           3,240,955
    Non-Qualified XVII                                           336.432               13.23               4,451
    Non-Qualified XVIII                                      101,766.189                4.73             481,354
    Non-Qualified XIX                                        529,193.848                4.75           2,513,671
                                                          --------------                           -------------
                                                           9,472,589.820                           $  98,179,526
                                                          ==============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                          ------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME
Currently payable annuity contracts:                                                               $   1,217,405
Contracts in accumulation period:
    Non-Qualified VII                                      1,611,770.135       $        9.53          15,360,169
    Non-Qualified VIII                                       389,529.941                8.59           3,346,062
    Non-Qualified XIII                                       893,039.712                6.59           5,885,132
    Non-Qualified XIV                                        908,261.072                6.51           5,912,780
    Non-Qualified XV                                         390,975.879                6.46           2,525,704
    Non-Qualified XVI                                        102,212.069                7.51             767,613
    Non-Qualified XVIII                                       55,374.736                7.43             411,434
    Non-Qualified XIX                                        138,088.943                7.46           1,030,144
                                                          --------------                           -------------
                                                           4,489,252.487                           $  36,456,443
                                                          ==============                           =============

FIDELITY(R) VIP OVERSEAS
Contracts in accumulation period:
    Non-Qualified V                                           41,583.740       $        9.51       $     395,461
    Non-Qualified V (0.75)                                   183,724.044                9.84           1,807,845
    Non-Qualified VII                                        392,647.462               10.42           4,091,387
    Non-Qualified VIII                                        35,340.601                8.88             313,825
    Non-Qualified IX                                             837.068                9.37               7,843
    Non-Qualified XII                                             60.449                6.85                 414
                                                          --------------                           -------------
                                                             654,193.364                           $   6,616,775
                                                          ==============                           =============

FIDELITY(R) VIP ASSET MANAGER(SM)
Contracts in accumulation period:
    Non-Qualified VII                                        593,741.050       $       15.71       $   9,327,672
    Non-Qualified VIII                                       133,917.999               13.13           1,758,343
                                                          --------------                           -------------
                                                             727,659.049                           $  11,086,015
                                                          ==============                           =============

FIDELITY(R) VIP CONTRAFUND(R)
Contracts in accumulation period:
    Non-Qualified V                                          368,355.545       $       17.33       $   6,383,602
    Non-Qualified V (0.75)                                   690,400.658               17.93          12,378,884
    Non-Qualified VII                                      3,334,536.314               19.08          63,622,953
    Non-Qualified VIII                                       590,671.796               15.35           9,066,812
    Non-Qualified IX                                          24,256.016               17.08             414,293
    Non-Qualified X                                           18,503.380               17.33             320,664
    Non-Qualified XII                                         19,242.185               10.00             192,422
    Non-Qualified XIII                                     2,018,021.570                9.36          18,888,682
    Non-Qualified XIV                                      2,369,433.895                9.23          21,869,875
    Non-Qualified XV                                         842,282.760                9.17           7,723,733
    Non-Qualified XVI                                        267,452.170                7.29           1,949,726
    Non-Qualified XVII                                         5,100.638               19.81             101,044
    Non-Qualified XVIII                                       79,561.408                7.22             574,433
    Non-Qualified XIX                                        281,388.712                7.24           2,037,254
    Non-Qualified XX                                           2,694.843               17.33              46,702
                                                          --------------                           -------------
                                                          10,911,901.890                           $ 145,571,079
                                                          ==============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                          ------------------------------------------------------
FIDELITY(R) VIP INDEX 500
Contracts in accumulation period:
    Non-Qualified VII                                      3,363,853.383       $       16.04       $  53,956,208
    Non-Qualified VIII                                       761,472.493               13.44          10,234,190
                                                          --------------                           -------------
                                                           4,125,325.876                           $  64,190,398
                                                          ==============                           =============

FIDELITY(R) VIP INVESTMENT GRADE BOND
Contracts in accumulation period:
    Non-Qualified VII                                        186,316.058       $       15.49       $   2,886,036
    Non-Qualified VIII                                           281.071               15.17               4,264
                                                          --------------                           -------------
                                                             186,597.129                           $   2,890,300
                                                          ==============                           =============

FRANKLIN SMALL CAP VALUE SECURITIES
Contracts in accumulation period:
    Non-Qualified V                                           19,632.225       $        9.22       $     181,009
    Non-Qualified V (0.75)                                    19,783.954                9.29             183,793
                                                          --------------                           -------------
                                                              39,416.179                           $     364,802
                                                          ==============                           =============

ING GET FUND - SERIES D
Contracts in accumulation period:
    Non-Qualified V                                        1,438,091.944       $       10.15       $  14,596,633
    Non-Qualified V (0.75)                                   903,871.339               10.37           9,373,146
    Non-Qualified VII                                      3,071,344.110               10.08          30,959,149
    Non-Qualified VIII                                     1,556,538.084               10.16          15,814,427
    Non-Qualified IX                                             306.257               10.04               3,075
    Non-Qualified X                                          134,431.816               10.15           1,364,483
    Non-Qualified XIII                                     1,316,941.837               10.28          13,538,162
    Non-Qualified XIV                                      1,414,759.922               10.15          14,359,813
    Non-Qualified XV                                         365,594.021               10.09           3,688,844
                                                          --------------                           -------------
                                                          10,201,879.330                           $ 103,697,732
                                                          ==============                           =============

ING GET FUND - SERIES E
Contracts in accumulation period:
    Non-Qualified V                                        1,401,276.150       $       10.32       $  14,461,170
    Non-Qualified V (0.75)                                   181,392.356               10.51           1,906,434
    Non-Qualified VII                                      2,888,646.116               10.18          29,406,417
    Non-Qualified VIII                                       370,683.850               10.23           3,792,096
    Non-Qualified X                                          106,195.475               10.33           1,096,999
    Non-Qualified XIII                                     8,419,319.065               10.34          87,055,759
    Non-Qualified XIV                                      7,556,647.083               10.23          77,304,500
    Non-Qualified XV                                       6,028,823.299               10.18          61,373,421
                                                          --------------                           -------------
                                                          26,952,983.394                           $ 276,396,796
                                                          ==============                           =============

ING GET FUND - SERIES G
Contracts in accumulation period:
    Non-Qualified V                                          155,561.048       $       10.24       $   1,592,945
    Non-Qualified V (0.75)                                   160,536.151               10.41           1,671,181

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                          ------------------------------------------------------
ING GET FUND - SERIES G (CONTINUED)
    Non-Qualified VII                                      2,096,429.634       $       10.11       $  21,194,904
    Non-Qualified VIII                                       268,123.792               10.16           2,724,138
    Non-Qualified X                                           11,531.076               10.25             118,194
    Non-Qualified XIII                                     4,441,901.240               10.26          45,573,907
    Non-Qualified XIV                                      6,066,389.974               10.16          61,634,522
    Non-Qualified XV                                       2,904,738.963               10.11          29,366,911
                                                          --------------                           -------------
                                                          16,105,211.878                           $ 163,876,702
                                                          ==============                           =============

ING GET FUND - SERIES H
Contracts in accumulation period:
    Non-Qualified V                                           88,397.575       $       10.31       $     911,379
    Non-Qualified V (0.75)                                    49,236.815               10.46             515,017
    Non-Qualified VII                                      1,241,029.239               10.18          12,633,678
    Non-Qualified VIII                                        98,421.437               10.23           1,006,851
    Non-Qualified IX                                             430.483               10.23               4,404
    Non-Qualified X                                              989.734               10.31              10,204
    Non-Qualified XIII                                     4,103,205.698               10.32          42,345,083
    Non-Qualified XIV                                      4,210,476.009               10.23          43,073,170
    Non-Qualified XV                                       2,073,012.107               10.18          21,103,263
                                                          --------------                           -------------
                                                          11,865,199.097                           $ 121,603,049
                                                          ==============                           =============

ING GET FUND - SERIES I
Contracts in accumulation period:
    Non-Qualified VII                                        346,004.672       $       10.10       $   3,494,647
    Non-Qualified VIII                                        27,192.295               10.15             276,002
    Non-Qualified XIII                                     2,619,267.030               10.23          26,795,102
    Non-Qualified XIV                                      3,163,705.087               10.15          32,111,607
    Non-Qualified XV                                       2,118,944.962               10.10          21,401,344
                                                          --------------                           -------------
                                                           8,275,114.046                           $  84,078,702
                                                          ==============                           =============

ING GET FUND - SERIES J
Contracts in accumulation period:
    Non-Qualified VII                                        197,504.225       $       10.05       $   1,984,917
    Non-Qualified VIII                                        36,671.736               10.09             370,018
    Non-Qualified XIII                                     1,932,011.749               10.17          19,648,559
    Non-Qualified XIV                                      3,119,385.286               10.09          31,474,598
    Non-Qualified XV                                       1,827,477.880               10.05          18,366,153
                                                          --------------                           -------------
                                                           7,113,050.876                           $  71,844,245
                                                          ==============                           =============

ING GET FUND - SERIES K
Contracts in accumulation period:
    Non-Qualified VII                                         73,297.874       $       10.13       $     742,507
    Non-Qualified VIII                                         4,919.630               10.17              50,033
    Non-Qualified XIII                                     1,382,151.705               10.24          14,153,233
    Non-Qualified XIV                                      1,605,395.953               10.17          16,326,877
    Non-Qualified XV                                         869,098.605               10.13           8,803,969
    Non-Qualified XVI                                      1,584,792.554               10.09          15,990,557

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                          ------------------------------------------------------
ING GET FUND - SERIES K (CONTINUED)
    Non-Qualified XVIII                                    1,116,196.526       $        9.99       $  11,150,803
    Non-Qualified XIX                                      1,401,405.466               10.02          14,042,083
                                                          --------------                           -------------
                                                           8,037,258.313                           $  81,260,062
                                                          ==============                           =============

ING GET FUND - SERIES L
Contracts in accumulation period:
    Non-Qualified VII                                         92,268.385       $       10.00       $     922,684
    Non-Qualified VIII                                        28,661.448               10.03             287,474
    Non-Qualified XIII                                     1,400,377.299               10.09          14,129,807
    Non-Qualified XIV                                        882,418.325               10.03           8,850,656
    Non-Qualified XV                                         785,079.376               10.00           7,850,794
    Non-Qualified XVI                                      1,879,134.201                9.99          18,772,551
    Non-Qualified XVIII                                    1,020,237.568                9.89          10,090,150
    Non-Qualified XIX                                      1,446,615.975                9.92          14,350,430
                                                          --------------                           -------------
                                                           7,534,792.577                           $  75,254,546
                                                          ==============                           =============

ING GET FUND - SERIES M
Contracts in accumulation period:
    Non-Qualified VII                                        186,412.625       $       10.00       $   1,864,126
    Non-Qualified VIII                                        17,605.832               10.02             176,410
    Non-Qualified XIII                                     1,492,510.501               10.08          15,044,506
    Non-Qualified XIV                                      1,434,017.677               10.02          14,368,857
    Non-Qualified XV                                         705,761.298               10.00           7,057,613
    Non-Qualified XVI                                      3,827,410.385                9.99          38,235,830
    Non-Qualified XVIII                                    1,775,880.501                9.91          17,598,976
    Non-Qualified XIX                                      2,118,307.184                9.93          21,034,790
                                                          --------------                           -------------
                                                          11,557,906.003                           $ 115,381,108
                                                          ==============                           =============

ING GET FUND - SERIES N
Contracts in accumulation period:
    Non-Qualified VII                                        459,369.278       $       10.05       $   4,616,661
    Non-Qualified VIII                                         2,237.858               10.07              22,535
    Non-Qualified XIII                                     1,205,119.919               10.12          12,195,814
    Non-Qualified XIV                                        848,334.273               10.07           8,542,726
    Non-Qualified XV                                         533,675.137               10.05           5,363,435
    Non-Qualified XVI                                      3,034,794.505               10.04          30,469,337
    Non-Qualified XVIII                                    1,030,556.991                9.97          10,274,653
    Non-Qualified XIX                                      1,867,681.749                9.99          18,658,141
                                                          --------------                           -------------
                                                           8,981,769.710                           $  90,143,302
                                                          ==============                           =============

ING GET FUND - SERIES P
Contracts in accumulation period:
    Non-Qualified VII                                        515,693.266       $        9.95       $   5,131,148
    Non-Qualified VIII                                        54,056.942                9.97             538,948
    Non-Qualified XIII                                       988,745.270               10.01           9,897,340
    Non-Qualified XIV                                        597,369.796                9.97           5,955,777
    Non-Qualified XV                                         401,832.774                9.95           3,998,236

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                          ------------------------------------------------------
ING GET FUND - SERIES P (CONTINUED)
    Non-Qualified XVI                                      2,173,193.416       $        9.95       $  21,623,274
    Non-Qualified XVIII                                    1,588,963.354                9.89          15,714,848
    Non-Qualified XIX                                      1,359,653.242                9.91          13,474,164
                                                          --------------                           -------------
                                                           7,679,508.060                           $  76,333,735
                                                          ==============                           =============

ING GET FUND - SERIES Q
Contracts in accumulation period:
    Non-Qualified VII                                        255,562.411       $       10.05       $   2,568,402
    Non-Qualified VIII                                        28,688.221               10.07             288,890
    Non-Qualified XIII                                       831,795.799               10.10           8,401,138
    Non-Qualified XIV                                        528,587.177               10.07           5,322,873
    Non-Qualified XV                                         197,153.922               10.05           1,981,397
    Non-Qualified XVI                                      1,577,133.032               10.04          15,834,416
    Non-Qualified XVIII                                      560,993.401               10.00           5,609,934
    Non-Qualified XIX                                      1,480,370.543               10.01          14,818,509
                                                          --------------                           -------------
                                                           5,460,284.506                           $  54,825,559
                                                          ==============                           =============

ING GET FUND - SERIES R
Contracts in accumulation period:
    Non-Qualified VII                                        116,201.136       $       10.10       $   1,173,631
    Non-Qualified VIII                                        31,906.082               10.12             322,890
    Non-Qualified XIII                                       874,285.963               10.14           8,865,260
    Non-Qualified XIV                                        365,660.994               10.12           3,700,489
    Non-Qualified XV                                         101,169.656               10.10           1,021,814
    Non-Qualified XVI                                      1,142,979.457               10.10          11,544,093
    Non-Qualified XVIII                                      364,760.117               10.06           3,669,487
    Non-Qualified XIX                                      1,315,350.494               10.08          13,258,733
                                                          --------------                           -------------
                                                           4,312,313.899                           $  43,556,397
                                                          ==============                           =============

ING GET FUND - SERIES S
Contracts in accumulation period:
    Non-Qualified V                                           25,318.365       $       10.06       $     254,703
    Non-Qualified V (0.75)                                   363,762.474               10.08           3,666,726
    Non-Qualified VII                                        443,770.184               10.04           4,455,453
    Non-Qualified VIII                                       146,702.345               10.05           1,474,359
    Non-Qualified XII                                          1,863.085               10.08              18,780
    Non-Qualified XIII                                       666,365.791               10.07           6,710,304
    Non-Qualified XIV                                        430,412.940               10.05           4,325,650
    Non-Qualified XV                                         181,463.051               10.04           1,821,889
    Non-Qualified XVI                                      1,153,141.624               10.04          11,577,542
    Non-Qualified XVIII                                      533,195.480               10.01           5,337,287
    Non-Qualified XIX                                      1,388,294.852               10.02          13,910,714
                                                          --------------                           -------------
                                                           5,334,290.191                           $  53,553,407
                                                          ==============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
ING GET FUND - SERIES T
Contracts in accumulation period:
    Non-Qualified VII                                        269,746.236       $       10.08       $   2,719,042
    Non-Qualified VIII                                        34,715.641               10.08             349,934
    Non-Qualified XIII                                       526,476.619               10.09           5,312,149
    Non-Qualified XIV                                        378,188.886               10.08           3,812,144
    Non-Qualified XV                                         121,313.226               10.08           1,222,837
    Non-Qualified XVI                                      1,082,294.692               10.08          10,909,530
    Non-Qualified XVIII                                      285,984.756               10.06           2,877,007
    Non-Qualified XIX                                      1,209,121.268               10.07          12,175,851
                                                           -------------                           -------------
                                                           3,907,841.324                           $  39,378,494
                                                           =============                           =============

ING GET FUND - SERIES U
Contracts in accumulation period:
    Non-Qualified VII                                          6,141.747       $       10.00       $      61,417
    Non-Qualified XIII                                         9,296.975               10.00              92,970
    Non-Qualified XIV                                         13,986.861               10.00             139,869
    Non-Qualified XIX                                         20,852.140                9.99             208,313
                                                           -------------                           -------------
                                                              50,277.723                           $     502,569
                                                           =============                           =============

ING VP BALANCED
Currently payable annuity contracts:                                                               $  35,523,696
Contracts in accumulation period:
    Non-Qualified V                                        1,483,863.331       $       20.25          30,048,232
    Non-Qualified V (0.75)                                   986,778.536               20.95          20,673,010
    Non-Qualified VI                                          20,703.131               17.07             353,402
    Non-Qualified VII                                      1,497,149.388               19.73          29,538,757
    Non-Qualified VIII                                       342,040.301               14.04           4,802,246
    Non-Qualified IX                                          14,551.892               19.96             290,456
    Non-Qualified X                                          226,170.671               20.53           4,643,284
    Non-Qualified XI                                           2,742.037               17.31              47,465
    Non-Qualified XII                                          4,113.357                9.93              40,846
    Non-Qualified XIII                                       993,956.078                9.66           9,601,616
    Non-Qualified XIV                                        701,902.194                9.53           6,689,128
    Non-Qualified XV                                         324,405.934                9.46           3,068,880
    Non-Qualified XVI                                        241,434.783                7.95           1,919,407
    Non-Qualified XVII                                            32.139               26.80                 861
    Non-Qualified XVIII                                       77,191.932                7.87             607,501
    Non-Qualified XIX                                        128,993.349                7.90           1,019,047
                                                           -------------                           -------------
                                                           7,046,029.053                           $ 148,867,834
                                                           =============                           =============

ING VP BOND
Currently payable annuity contracts:                                                               $  14,449,620
Contracts in accumulation period:
    Non-Qualified V                                          807,470.040       $       17.40          14,049,979
    Non-Qualified V (0.75)                                 1,401,270.288               18.01          25,236,878
    Non-Qualified VI                                          53,398.857               15.94             851,178
    Non-Qualified VII                                      2,475,953.642               16.96          41,992,174

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                          ------------------------------------------------------
ING VP BOND (CONTINUED)
    Non-Qualified VIII                                       624,874.822       $       14.52       $   9,073,182
    Non-Qualified IX                                          13,059.853               17.16             224,107
    Non-Qualified X                                          332,174.406               17.55           5,829,661
    Non-Qualified XI                                           1,199.932               16.08              19,295
    Non-Qualified XII                                          2,108.816               12.89              27,183
    Non-Qualified XIII                                     1,452,812.389               12.73          18,494,302
    Non-Qualified XIV                                      1,436,808.048               12.56          18,046,309
    Non-Qualified XV                                         534,744.241               12.48           6,673,608
    Non-Qualified XVI                                        473,229.681               11.98           5,669,292
    Non-Qualified XVIII                                       72,408.196               11.86             858,761
    Non-Qualified XIX                                        257,779.393               11.90           3,067,575
                                                          --------------                           -------------
                                                           9,939,292.604                           $ 164,563,104
                                                          ==============                           =============

ING VP MONEY MARKET
Currently payable annuity contracts:                                                               $   9,973,094
Contracts in accumulation period:
    Non-Qualified V                                        1,044,246.011       $       13.95          14,567,232
    Non-Qualified V (0.75)                                 2,039,090.716               14.44          29,444,470
    Non-Qualified VI                                          24,147.002               13.66             329,848
    Non-Qualified VII                                      6,600,977.927               13.75          90,763,446
    Non-Qualified VIII                                     1,031,857.646               12.51          12,908,539
    Non-Qualified IX                                           8,794.115               13.76             121,007
    Non-Qualified X                                          340,943.431               13.95           4,756,161
    Non-Qualified XII                                         16,459.213               11.70             192,573
    Non-Qualified XIII                                     3,154,101.390               11.59          36,556,035
    Non-Qualified XIV                                      2,724,200.692               11.44          31,164,856
    Non-Qualified XV                                       1,186,507.736               11.36          13,478,728
    Non-Qualified XVI                                        727,898.933               10.40           7,570,149
    Non-Qualified XVIII                                      207,159.936               10.30           2,133,747
    Non-Qualified XIX                                        832,127.163               10.33           8,595,874
                                                          --------------                           -------------
                                                          19,938,511.911                           $ 262,555,759
                                                          ==============                           =============

ING VP NATURAL RESOURCES
Contracts in accumulation period:
    Non-Qualified V                                           38,147.559       $       11.66       $     444,801
    Non-Qualified V (0.75)                                    20,936.663               12.07             252,706
    Non-Qualified VII                                         74,794.455               11.48             858,640
    Non-Qualified IX                                              32.032               11.50                 368
    Non-Qualified X                                              882.195               11.66              10,286
                                                          --------------                           -------------
                                                             134,792.904                           $   1,566,801
                                                          ==============                           =============

ING VP STRATEGIC ALLOCATION BALANCED
Currently payable annuity contracts:                                                               $   1,493,877
Contracts in accumulation period:
    Non-Qualified V                                           89,223.696       $       13.37           1,192,921
    Non-Qualified V (0.75)                                   145,424.762               13.84           2,012,679
    Non-Qualified VII                                        589,474.191               13.21           7,786,954

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
ING VP STRATEGIC ALLOCATION BALANCED (CONTINUED)
    Non-Qualified VIII                                       139,965.786       $       12.03       $   1,683,788
    Non-Qualified X                                            9,897.430               13.63             134,902
    Non-Qualified XVII                                         2,852.790               13.63              38,884
                                                           -------------                           -------------
                                                             976,838.655                           $  14,344,005
                                                           =============                           =============

ING VP STRATEGIC ALLOCATION GROWTH
Currently payable annuity contracts:                                                               $     493,542
Contracts in accumulation period:
    Non-Qualified V                                           72,637.199       $       13.07             949,368
    Non-Qualified V (0.75)                                   151,275.388               13.52           2,045,243
    Non-Qualified VII                                        493,886.930               12.91           6,376,080
    Non-Qualified VIII                                        97,671.315               11.55           1,128,104
    Non-Qualified IX                                             670.338               12.88               8,634
    Non-Qualified X                                           19,199.436               13.33             255,928
                                                           -------------                           -------------
                                                             835,340.606                           $  11,256,899
                                                           =============                           =============

ING VP STRATEGIC ALLOCATION INCOME
Currently payable annuity contracts:                                                               $   3,142,767
Contracts in accumulation period:
    Non-Qualified V                                           88,782.076       $       14.02           1,244,725
    Non-Qualified V (0.75)                                    43,244.558               14.51             627,479
    Non-Qualified VII                                        798,445.513               13.86          11,066,455
    Non-Qualified VIII                                       283,367.875               12.99           3,680,949
    Non-Qualified X                                           22,791.065               14.30             325,912
                                                           -------------                           -------------
                                                           1,236,631.087                           $  20,088,287
                                                           =============                           =============

ING ALGER AGGRESSIVE GROWTH
Contracts in accumulation period:
    Non-Qualified V                                               69.605       $        7.31       $         509
    Non-Qualified V (0.75)                                    24,272.518                7.34             178,160
                                                           -------------                           -------------
                                                              24,342.123                           $     178,669
                                                           =============                           =============

ING ALGER GROWTH
Contracts in accumulation period:
    Non-Qualified V                                              169.817       $        7.24       $       1,229
    Non-Qualified V (0.75)                                     1,127.269                7.26               8,184
                                                           -------------                           -------------
                                                               1,297.086                           $       9,413
                                                           =============                           =============

ING AMERICAN CENTURY SMALL CAP VALUE
Contracts in accumulation period:
    Non-Qualified V                                            6,554.415       $        9.30       $      60,956
    Non-Qualified V (0.75)                                     9,661.639                8.11              78,356
    Non-Qualified XX                                           3,605.133                9.30              33,528
                                                           -------------                           -------------
                                                              19,821.187                           $     172,840
                                                           =============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
ING BARON SMALL CAP GROWTH
Contracts in accumulation period:
    Non-Qualified V                                            6,056.996       $        9.68       $      58,632
    Non-Qualified V (0.75)                                    13,543.464                8.72             118,099
    Non-Qualified XX                                           1,709.418                9.68              16,547
                                                           -------------                           -------------
                                                              21,309.878                           $     193,278
                                                           =============                           =============

ING GOLDMAN SACHS(R) CAPITAL GROWTH
Contracts in accumulation period:
    Non-Qualified V (0.75)                                     1,589.626       $        8.07       $      12,828
    Non-Qualified XII                                            652.397                8.07               5,265
                                                           -------------                           -------------
                                                               2,242.023                           $      18,093
                                                           =============                           =============

ING JPMORGAN FLEMING INTERNATIONAL
Currently payable annuity contracts:                                                               $     725,145
Contracts in accumulation period:
    Non-Qualified V                                          216,774.890       $       15.27           3,310,153
    Non-Qualified V (0.75)                                   200,628.910               15.80           3,169,937
    Non-Qualified VII                                        191,333.958                8.39           1,605,292
    Non-Qualified VIII                                        68,657.317                8.45             580,154
    Non-Qualified IX                                           3,903.746               15.05              58,751
    Non-Qualified X                                            1,614.188               15.27              24,649
    Non-Qualified XIII                                       868,695.784                6.79           5,898,444
    Non-Qualified XIV                                        567,196.378                6.70           3,800,216
    Non-Qualified XV                                         399,227.648                6.65           2,654,864
    Non-Qualified XVI                                        289,603.614                5.68           1,644,949
    Non-Qualified XVIII                                       10,991.066                5.62              61,770
    Non-Qualified XIX                                         90,376.964                5.64             509,726
                                                           -------------                           -------------
                                                           2,909,004.463                           $  24,044,050
                                                           =============                           =============

ING JPMORGAN MID CAP VALUE
Contracts in accumulation period:
    Non-Qualified V                                              525.287       $        9.17       $       4,817
    Non-Qualified V (0.75)                                     8,924.783                9.20              82,108
                                                           -------------                           -------------
                                                               9,450.070                           $      86,925
                                                           =============                           =============
ING MFS CAPITAL OPPORTUNITIES
Currently payable annuity contracts:                                                               $   2,524,031
Contracts in accumulation period:
    Non-Qualified V                                          249,445.381       $       18.73           4,672,112
    Non-Qualified V (0.75)                                   180,680.003               19.38           3,501,578
    Non-Qualified VII                                        846,006.622                8.84           7,478,699
    Non-Qualified VIII                                       243,400.894                8.91           2,168,702
    Non-Qualified IX                                           3,746.424               18.46              69,159
    Non-Qualified X                                            9,460.209               18.73             177,190
    Non-Qualified XII                                            268.795                7.61               2,046
    Non-Qualified XIII                                       760,838.627                7.23           5,500,863
    Non-Qualified XIV                                        775,399.104                7.14           5,536,350

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
ING MFS CAPITAL OPPORTUNITIES (CONTINUED)
    Non-Qualified XV                                         201,250.408       $        7.09       $   1,426,865
    Non-Qualified XVI                                        288,029.971                4.49           1,293,255
    Non-Qualified XVII                                           373.914               20.94               7,830
    Non-Qualified XVIII                                      114,024.815                4.44             506,270
    Non-Qualified XIX                                        196,376.005                4.46             875,837
                                                           -------------                           -------------
                                                           3,869,301.172                           $  35,740,787
                                                           =============                           =============

ING MFS GLOBAL GROWTH
Contracts in accumulation period:
    Non-Qualified V                                              114.677       $        8.32       $         954
    Non-Qualified V (0.75)                                        53.670                8.35                 448
                                                           -------------                           -------------
                                                                 168.347                           $       1,402
                                                           =============                           =============

ING MFS RESEARCH
Contracts in accumulation period:
    Non-Qualified V                                          300,020.696       $       10.37       $   3,111,215
    Non-Qualified V (0.75)                                   226,503.440               10.73           2,430,382
    Non-Qualified VI                                          15,681.895                8.78             137,687
    Non-Qualified VII                                      2,125,862.279               10.20          21,683,795
    Non-Qualified VIII                                       356,088.081                7.05           2,510,421
    Non-Qualified IX                                          11,475.529               10.22             117,280
    Non-Qualified X                                          121,245.136               10.37           1,257,312
    Non-Qualified XI                                           1,302.911                8.78              11,440
    Non-Qualified XIII                                       358,336.776                6.85           2,454,607
    Non-Qualified XIV                                        619,493.614                6.76           4,187,777
    Non-Qualified XV                                         179,084.071                6.72           1,203,445
    Non-Qualified XVI                                        151,905.555                5.04             765,604
    Non-Qualified XVIII                                       38,140.149                4.98             189,938
    Non-Qualified XIX                                        121,587.728                5.00             607,939
                                                           -------------                           -------------
                                                           4,626,727.860                           $  40,668,842
                                                           =============                           =============

ING OPCAP BALANCED VALUE
Contracts in accumulation period:
    Non-Qualified V                                            1,003.030       $        8.34       $       8,365
    Non-Qualified XII                                            821.815                8.37               6,879
                                                           -------------                           -------------
                                                               1,824.845                           $      15,244
                                                           =============                           =============

ING PIMCO TOTAL RETURN
Contracts in accumulation period:
    Non-Qualified V                                           25,282.897       $       10.72       $     271,033
    Non-Qualified V (0.75)                                    69,178.707               10.75             743,671
    Non-Qualified IX                                          17,742.566               10.70             189,845
    Non-Qualified XII                                            676.412               10.75               7,271
    Non-Qualified XX                                           5,896.283               10.72              63,208
                                                           -------------                           -------------
                                                             118,776.865                           $   1,275,028
                                                           =============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH
Currently payable annuity contracts:                                                               $     992,675
Contracts in accumulation period:
    Non-Qualified V                                          353,914.829       $        9.64           3,411,739
    Non-Qualified V (0.75)                                   337,984.906                9.97           3,369,710
    Non-Qualified VII                                      2,842,989.175                9.24          26,269,220
    Non-Qualified VIII                                       393,580.696                6.31           2,483,494
    Non-Qualified IX                                           6,741.530                9.50              64,045
    Non-Qualified X                                            9,980.736                9.64              96,214
    Non-Qualified XII                                          2,174.834                5.45              11,853
    Non-Qualified XIII                                       688,421.610                5.19           3,572,908
    Non-Qualified XIV                                        836,352.565                5.12           4,282,125
    Non-Qualified XV                                         250,907.607                5.09           1,277,120
    Non-Qualified XVI                                        108,235.112                3.58             387,482
    Non-Qualified XVII                                           380.139                9.70               3,687
    Non-Qualified XVIII                                       58,907.037                3.54             208,531
    Non-Qualified XIX                                        162,542.564                3.55             577,026
                                                           -------------                           -------------
                                                           6,053,113.340                           $  47,007,829
                                                           =============                           =============

ING SALOMON BROTHERS CAPITAL
Contracts in accumulation period:
    Non-Qualified V (0.75)                                       654.575       $        7.69       $       5,034
                                                           -------------                           -------------
                                                                 654.575                           $       5,034
                                                           =============                           =============

ING SALOMON BROTHERS INVESTORS VALUE
Contracts in accumulation period:
    Non-Qualified V                                            1,834.938       $        7.82       $      14,349
                                                           -------------                           -------------
                                                               1,834.938                           $      14,349
                                                           =============                           =============

ING T. ROWE PRICE GROWTH EQUITY
Currently payable annuity contracts:                                                               $   2,345,236
Contracts in accumulation period:
    Non-Qualified V                                          192,649.640       $       14.54           2,801,126
    Non-Qualified V (0.75)                                   242,809.642               15.04           3,651,857
    Non-Qualified VII                                      2,520,654.151               18.37          46,304,417
    Non-Qualified VIII                                       234,754.639               13.36           3,136,322
    Non-Qualified IX                                           5,444.907               14.33              78,026
    Non-Qualified X                                            6,422.007               14.54              93,376
    Non-Qualified XII                                          1,681.613                8.90              14,966
    Non-Qualified XVII                                         1,011.823               17.06              17,262
                                                           -------------                           -------------
                                                           3,205,428.422                           $  58,442,588
                                                           =============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                          ------------------------------------------------------
ING UBS TACTICAL ASSET ALLOCATION
Contracts in accumulation period:
    Non-Qualified V                                               53.433       $        8.01       $         428
                                                          --------------                           -------------
                                                                  53.433                           $         428
                                                          ==============                           =============

ING VAN KAMPEN COMSTOCK
Contracts in accumulation period:
    Non-Qualified V                                           12,024.347       $        8.31       $      99,922
    Non-Qualified V (0.75)                                    26,015.863                8.34             216,972
    Non-Qualified XII                                            250.818                8.33               2,089
                                                          --------------                           -------------
                                                              38,291.028                           $     318,983
                                                          ==============                           =============

ING VP GROWTH AND INCOME
Currently payable annuity contracts:                                                               $  86,525,598
Contracts in accumulation period:
    Non-Qualified 1964                                           958.685       $      162.71             155,988
    Non-Qualified V                                        4,278,161.961               15.16          64,856,935
    Non-Qualified V (0.75)                                 7,378,211.382               15.69         115,764,137
    Non-Qualified VI                                       1,177,819.575               14.23          16,760,373
    Non-Qualified VII                                      4,488,575.286               15.02          67,418,401
    Non-Qualified VIII                                       892,956.523               10.10           9,018,861
    Non-Qualified IX                                          64,044.542               14.94             956,825
    Non-Qualified X                                        1,943,270.653               15.37          29,868,070
    Non-Qualified XI                                          30,716.608               14.43             443,241
    Non-Qualified XII                                         36,379.347                6.32             229,917
    Non-Qualified XIII                                     1,413,021.263                6.09           8,605,299
    Non-Qualified XIV                                      1,439,278.744                6.01           8,650,065
    Non-Qualified XV                                         490,461.079                5.97           2,928,053
    Non-Qualified XVI                                        217,038.958                5.33           1,156,818
    Non-Qualified XVII                                           205.889              152.21              31,338
    Non-Qualified XVIII                                       77,342.947                5.28             408,371
    Non-Qualified XIX                                        141,086.356                5.30             747,758
    Non-Qualified XX                                          94,985.088               15.16           1,439,974
                                                          --------------                           -------------
                                                          24,164,514.886                           $ 415,966,022
                                                          ==============                           =============

ING VP GROWTH
Currently payable annuity contracts:                                                               $   2,631,186
Contracts in accumulation period:
    Non-Qualified V                                           84,932.756       $       10.49             890,945
    Non-Qualified V (0.75)                                   558,745.766               10.80           6,034,454
    Non-Qualified VII                                        573,852.673               10.40           5,968,068
    Non-Qualified VIII                                       234,214.218               10.49           2,456,907
    Non-Qualified IX                                           1,843.949               10.34              19,066
    Non-Qualified XII                                          2,598.937                6.72              17,465
    Non-Qualified XIII                                       744,202.893                6.22           4,628,942
    Non-Qualified XIV                                        640,933.606                6.13           3,928,923

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                          ------------------------------------------------------
ING VP GROWTH (CONTINUED)
    Non-Qualified XV                                         122,600.479       $        6.09       $     746,637
    Non-Qualified XVI                                        121,103.308                4.04             489,257
    Non-Qualified XVIII                                       12,355.061                4.00              49,420
    Non-Qualified XIX                                        105,967.306                4.01             424,929
                                                          --------------                           -------------
                                                           3,203,350.952                           $  28,286,199
                                                          ==============                           =============

ING VP INDEX PLUS LARGECAP
Currently payable annuity contracts:                                                               $  31,910,797
Contracts in accumulation period:
    Non-Qualified V                                          288,486.014       $       13.63           3,932,064
    Non-Qualified V (0.75)                                   999,688.403               14.07          14,065,616
    Non-Qualified VII                                      1,883,337.515               13.49          25,406,223
    Non-Qualified VIII                                       635,456.372               13.39           8,508,761
    Non-Qualified IX                                          20,458.132               13.44             274,957
    Non-Qualified XII                                         15,082.003                8.20             123,672
    Non-Qualified XIII                                     3,628,670.916                7.87          28,557,640
    Non-Qualified XIV                                      3,014,920.796                7.77          23,425,935
    Non-Qualified XV                                       1,263,502.914                7.71           9,741,607
    Non-Qualified XVI                                        675,425.261                5.93           4,005,272
    Non-Qualified XVII                                            53.946               13.87                 748
    Non-Qualified XVIII                                      220,224.676                5.86           1,290,517
    Non-Qualified XIX                                        539,612.055                5.88           3,172,919
                                                          --------------                           -------------
                                                          13,184,919.003                           $ 154,416,728
                                                          ==============                           =============
ING VP INDEX PLUS MIDCAP
Contracts in accumulation period:
    Non-Qualified V                                          138,190.533       $       12.48       $   1,724,618
    Non-Qualified V (0.75)                                   757,291.244               12.78           9,678,182
    Non-Qualified IX                                          10,079.041               12.33             124,275
    Non-Qualified XII                                         18,708.753               13.31             249,014
    Non-Qualified XVII                                           253.199               13.22               3,347
                                                          --------------                           -------------
                                                             924,522.770                           $  11,779,436
                                                          ==============                           =============

ING VP INDEX PLUS SMALLCAP
Contracts in accumulation period:
    Non-Qualified V                                          128,310.022       $        9.07       $   1,163,772
    Non-Qualified V (0.75)                                   328,141.058                9.28           3,045,149
    Non-Qualified IX                                           6,481.411                8.96              58,073
    Non-Qualified XII                                            753.745                9.99               7,530
                                                          --------------                           -------------
                                                             463,686.236                           $   4,274,524
                                                          ==============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
ING VP INTERNATIONAL EQUITY PORTFOLIO - CLASS R
Currently payable annuity contracts:                                                               $     376,495
Contracts in accumulation period:
    Non-Qualified V                                            6,875.696       $        6.25              42,973
    Non-Qualified V (0.75)                                    59,835.340                6.40             382,946
    Non-Qualified VII                                         98,804.174                6.20             612,586
    Non-Qualified VIII                                        34,502.077                6.25             215,638
    Non-Qualified XIII                                       273,415.239                5.93           1,621,352
    Non-Qualified XIV                                        174,150.116                5.85           1,018,778
    Non-Qualified XV                                          61,382.639                5.81             356,633
    Non-Qualified XVI                                         71,157.557                4.74             337,287
    Non-Qualified XVIII                                        5,585.598                4.69              26,196
    Non-Qualified XIX                                         50,411.975                4.70             236,936
                                                           -------------                           -------------
                                                             836,120.411                           $   5,227,820
                                                           =============                           =============

ING VP SMALL COMPANY
Currently payable annuity contracts:                                                               $   3,881,973
Contracts in accumulation period:
    Non-Qualified V                                           49,493.214       $       14.46             715,672
    Non-Qualified V (0.75)                                   362,103.959               14.88           5,388,107
    Non-Qualified VII                                      1,032,724.107               14.33          14,798,936
    Non-Qualified VIII                                       286,772.659               14.45           4,143,865
    Non-Qualified IX                                           1,379.067               14.25              19,652
    Non-Qualified XII                                         35,405.059               10.27             363,610
    Non-Qualified XIII                                     1,077,682.721               10.04          10,819,935
    Non-Qualified XIV                                        617,860.717                9.91           6,123,000
    Non-Qualified XV                                         200,547.557                9.84           1,973,388
    Non-Qualified XVI                                        339,071.983                7.16           2,427,755
    Non-Qualified XVII                                         2,960.186               10.78              31,911
    Non-Qualified XVIII                                       36,061.563                7.09             255,676
    Non-Qualified XIX                                        170,804.473                7.11           1,214,420
                                                           -------------                           -------------
                                                           4,212,867.265                           $  52,157,900
                                                           =============                           =============

ING VP TECHNOLOGY
Contracts in accumulation period:
    Non-Qualified V                                          240,058.230       $        2.57       $     616,950
    Non-Qualified V (0.75)                                   470,065.068                2.61           1,226,870
    Non-Qualified VII                                        476,267.450                2.56           1,219,245
    Non-Qualified VIII                                        61,729.892                2.57             158,646
    Non-Qualified IX                                          17,615.456                2.55              44,919
    Non-Qualified X                                            1,784.761                2.59               4,623
    Non-Qualified XII                                          3,512.025                2.60               9,131
    Non-Qualified XIII                                       588,646.420                2.59           1,524,594
    Non-Qualified XIV                                        381,817.732                2.57             981,272
    Non-Qualified XV                                          55,830.093                2.56             142,925
    Non-Qualified XVI                                        125,466.581                2.67             334,996
    Non-Qualified XVIII                                       22,239.898                2.65              58,936
    Non-Qualified XIX                                         90,584.798                2.66             240,956
                                                           -------------                           -------------
                                                           2,535,618.404                           $   6,564,063
                                                           =============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
ING VP VALUE OPPORTUNITY
Contracts in accumulation period:
    Non-Qualified V                                           66,506.128       $       13.44       $     893,842
    Non-Qualified V (0.75)                                   246,272.709               13.84           3,408,414
    Non-Qualified VII                                        760,213.853               13.32          10,126,049
    Non-Qualified VIII                                       171,772.473               13.44           2,308,622
    Non-Qualified IX                                           1,697.542               13.25              22,492
    Non-Qualified XII                                         25,733.010                9.36             240,861
    Non-Qualified XVII                                            68.291               10.32                 705
                                                           -------------                           -------------
                                                           1,272,264.006                           $  17,000,985
                                                           =============                           =============

ING VP EMERGING MARKETS
Contracts in accumulation period:
    Non-Qualified VII                                        102,697.805       $        6.32       $     649,050
                                                           -------------                           -------------
                                                             102,697.805                           $     649,050
                                                           =============                           =============

ING VP GROWTH OPPORTUNITIES - CLASS R
Contracts in accumulation period:
    Non-Qualified V                                           63,828.994       $        6.02       $     384,251
                                                           -------------                           -------------
                                                              63,828.994                           $     384,251
                                                           =============                           =============

ING VP GROWTH OPPORTUNITIES - CLASS S
Contracts in accumulation period:
    Non-Qualified XIII                                        10,587.862       $        5.43       $      57,492
    Non-Qualified XIV                                          2,346.431                5.40              12,671
    Non-Qualified XV                                           1,383.401                5.38               7,443
    Non-Qualified XVI                                          6,241.577                5.38              33,580
    Non-Qualified XVIII                                        1,028.483                5.34               5,492
    Non-Qualified XIX                                          1,596.215                5.35               8,540
                                                           -------------                           -------------
                                                              23,183.969                           $     125,218
                                                           =============                           =============

ING VP INTERNATIONAL VALUE
Contracts in accumulation period:
    Non-Qualified V                                            5,855.824       $        8.83       $      51,707
    Non-Qualified V (0.75)                                    34,787.430                8.03             279,343
    Non-Qualified IX                                           4,254.293                7.95              33,822
    Non-Qualified XII                                            963.184                8.03               7,734
    Non-Qualified XX                                           3,553.474                8.83              31,377
                                                           -------------                           -------------
                                                              49,414.205                           $     403,983
                                                           =============                           =============

ING VP MAGNACAP - CLASS R
Contracts in accumulation period:
    Non-Qualified V (0.75)                                     3,912.983       $        6.85       $      26,804
                                                           -------------                           -------------
                                                               3,912.983                           $      26,804
                                                           =============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                            ----------------------------------------------------
ING VP MAGNACAP - CLASS S
Contracts in accumulation period:
    Non-Qualified XIII                                        35,550.671       $        7.12       $     253,121
    Non-Qualified XIV                                         18,913.322                7.08             133,906
    Non-Qualified XV                                           1,231.619                7.07               8,708
    Non-Qualified XVI                                          7,235.436                7.06              51,082
    Non-Qualified XVIII                                        3,338.428                7.01              23,402
    Non-Qualified XIX                                          2,778.145                7.02              19,503
                                                             -----------                           -------------
                                                              69,047.621                           $     489,722
                                                             ===========                           =============

ING VP MIDCAP OPPORTUNITIES - CLASS R
Contracts in accumulation period:
    Non-Qualified V                                               31.666       $        6.92       $         219
    Non-Qualified V (0.75)                                    10,442.470                6.97              72,784
    Non-Qualified IX                                             449.133                6.89               3,095
                                                             -----------                           -------------
                                                              10,923.269                           $      76,098
                                                             ===========                           =============

ING VP MIDCAP OPPORTUNITIES - CLASS S
Contracts in accumulation period:
    Non-Qualified XIII                                       120,170.564       $        6.21       $     746,259
    Non-Qualified XIV                                        138,997.470                6.18             859,004
    Non-Qualified XV                                          26,454.022                6.17             163,221
    Non-Qualified XVI                                         78,501.188                6.16             483,567
    Non-Qualified XVIII                                        7,014.780                6.11              42,860
    Non-Qualified XIX                                         47,024.353                6.13             288,259
                                                             -----------                           -------------
                                                             418,162.377                           $   2,583,170
                                                             ===========                           =============
ING VP SMALLCAP OPPORTUNITIES - CLASS R
Contracts in accumulation period:
    Non-Qualified V                                            8,679.356       $        4.98       $      43,223
    Non-Qualified V (0.75)                                     3,032.308                5.02              15,222
                                                             -----------                           -------------
                                                              11,711.664                           $      58,445
                                                             ===========                           =============

ING VP SMALLCAP OPPORTUNITIES - CLASS S
Contracts in accumulation period:
    Non-Qualified XIII                                       117,668.602       $        4.73       $     556,572
    Non-Qualified XIV                                        101,824.267                4.71             479,592
    Non-Qualified XV                                          56,605.761                4.70             266,047
    Non-Qualified XVI                                         49,256.630                4.69             231,014
    Non-Qualified XVIII                                       11,288.326                4.66              52,604
    Non-Qualified XIX                                         39,805.483                4.67             185,892
                                                             -----------                           -------------
                                                             376,449.069                           $   1,771,721
                                                             ===========                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                          ------------------------------------------------------
JANUS ASPEN AGGRESSIVE GROWTH
Contracts in accumulation period:
    Non-Qualified V                                          566,617.723       $       13.03       $   7,383,029
    Non-Qualified V (0.75)                                   858,374.479               13.49          11,579,472
    Non-Qualified VII                                      1,563,268.522               12.94          20,228,695
    Non-Qualified VIII                                       357,735.529                9.03           3,230,352
    Non-Qualified IX                                          21,634.844               12.85             278,008
    Non-Qualified X                                           27,926.793               13.03             363,886
    Non-Qualified XII                                          4,662.942                7.58              35,345
    Non-Qualified XIII                                     1,964,782.621                7.13          14,008,900
    Non-Qualified XIV                                      1,696,306.388                7.03          11,925,034
    Non-Qualified XV                                         657,391.909                6.98           4,588,596
    Non-Qualified XVI                                        555,397.758                2.96           1,643,977
    Non-Qualified XVII                                         1,630.686               15.64              25,504
    Non-Qualified XVIII                                      278,823.059                2.92             814,163
    Non-Qualified XIX                                        385,034.113                2.93           1,128,150
                                                          --------------                           -------------
                                                           8,939,587.366                           $  77,233,111
                                                          ==============                           =============

JANUS ASPEN BALANCED
Contracts in accumulation period:
    Non-Qualified V                                          555,951.615       $       20.89       $  11,613,829
    Non-Qualified V (0.75)                                   630,340.005               21.62          13,627,951
    Non-Qualified VII                                      2,369,859.609               23.08          54,696,360
    Non-Qualified VIII                                       673,359.597               18.46          12,430,218
    Non-Qualified IX                                           7,450.766               20.60             153,486
    Non-Qualified X                                           23,295.212               20.89             486,637
    Non-Qualified XII                                         21,381.782               12.32             263,424
    Non-Qualified XIII                                     3,258,034.827               11.64          37,923,525
    Non-Qualified XIV                                      3,601,528.948               11.48          41,345,552
    Non-Qualified XV                                       1,255,265.952               11.41          14,322,585
    Non-Qualified XVI                                        678,471.836                8.44           5,726,302
    Non-Qualified XVII                                            41.959               21.30                 894
    Non-Qualified XVIII                                      144,444.286                8.35           1,206,110
    Non-Qualified XIX                                        472,317.742                8.38           3,958,023
    Non-Qualified XX                                           3,375.393               20.89              70,512
                                                          --------------                           -------------
                                                          13,695,119.529                           $ 197,825,408
                                                          ==============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                          ------------------------------------------------------
JANUS ASPEN FLEXIBLE INCOME
Contracts in accumulation period:
    Non-Qualified V                                          171,615.702       $       18.96       $   3,253,834
    Non-Qualified V (0.75)                                   231,891.054               19.62           4,549,702
    Non-Qualified VII                                        908,267.435               18.71          16,993,684
    Non-Qualified VIII                                       212,109.882               15.73           3,336,488
    Non-Qualified IX                                           3,310.389               18.69              61,871
    Non-Qualified X                                            8,977.805               18.96             170,219
    Non-Qualified XII                                          1,937.840               12.85              24,901
    Non-Qualified XVII                                            54.245               19.34               1,049
                                                          --------------                           -------------
                                                           1,538,164.352                           $  28,391,748
                                                          ==============                           =============

JANUS ASPEN GROWTH PORTFOLIO
Currently payable annuity contracts:                                                               $   6,363,719
Contracts in accumulation period:
    Non-Qualified V                                          338,648.733       $       13.37           4,527,734
    Non-Qualified V (0.75)                                   565,225.869               13.83           7,817,074
    Non-Qualified VII                                      1,698,475.232               15.78          26,801,939
    Non-Qualified VIII                                       346,669.873               11.30           3,917,370
    Non-Qualified IX                                           6,850.744               13.18              90,293
    Non-Qualified X                                           22,475.711               13.37             300,500
    Non-Qualified XII                                         10,427.083                7.53              78,516
    Non-Qualified XIII                                     2,342,509.576                7.16          16,772,369
    Non-Qualified XIV                                      3,015,362.805                7.07          21,318,615
    Non-Qualified XV                                         983,466.889                7.02           6,903,938
    Non-Qualified XVI                                        327,789.685                4.46           1,461,942
    Non-Qualified XVII                                           616.632               14.84               9,151
    Non-Qualified XVIII                                      129,992.688                4.42             574,568
    Non-Qualified XIX                                        353,241.795                4.43           1,564,861
                                                          --------------                           -------------
                                                          10,141,753.315                           $  98,502,589
                                                          ==============                           =============

JANUS ASPEN WORLDWIDE GROWTH
Currently payable annuity contracts:                                                               $   7,329,540
Contracts in accumulation period:
    Non-Qualified V                                          609,558.631       $       16.25           9,905,328
    Non-Qualified V (0.75)                                 1,211,566.461               16.82          20,378,548
    Non-Qualified VII                                      4,329,391.897               18.21          78,838,226
    Non-Qualified VIII                                       816,356.134               13.23          10,800,392
    Non-Qualified IX                                          23,370.570               16.02             374,397
    Non-Qualified X                                           26,438.976               16.25             429,633
    Non-Qualified XII                                         25,670.941                7.90             202,800
    Non-Qualified XIII                                     3,739,036.827                7.39          27,631,482
    Non-Qualified XIV                                      3,645,285.344                7.29          26,574,130
    Non-Qualified XV                                       1,076,133.408                7.24           7,791,206
    Non-Qualified XVI                                        771,583.143                4.81           3,711,315
    Non-Qualified XVII                                         2,202.702               18.46              40,662
    Non-Qualified XVIII                                      194,741.283                4.76             926,969
    Non-Qualified XIX                                        699,890.190                4.78           3,345,475
                                                          --------------                           -------------
                                                          17,171,226.507                           $ 198,280,103
                                                          ==============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
JANUS ASPEN WORLDWIDE GROWTH (CONTINUED)
LORD ABBETT GROWTH AND INCOME
Contracts in accumulation period:
    Non-Qualified V                                           32,820.831       $        7.85       $     257,644
    Non-Qualified V (0.75)                                    20,716.722                7.91             163,869
                                                           -------------                           -------------
                                                              53,537.553                           $     421,513
                                                           =============                           =============

LORD ABBETT MID-CAP VALUE
Contracts in accumulation period:
    Non-Qualified V                                            5,655.376       $        9.87       $      55,819
    Non-Qualified V (0.75)                                    44,192.623                8.38             370,334
    Non-Qualified XX                                           4,843.782                9.87              47,808
                                                           -------------                           -------------
                                                              54,691.781                           $     473,961
                                                           =============                           =============

MFS (R) GLOBAL GOVERNMENTS
Contracts in accumulation period:
    Non-Qualified VII                                        190,603.352       $       11.92       $   2,271,992
    Non-Qualified VIII                                        37,246.397               12.04             448,447
                                                           -------------                           -------------
                                                             227,849.749                           $   2,720,439
                                                           =============                           =============

MFS(R) TOTAL RETURN
Contracts in accumulation period:
    Non-Qualified VII                                      2,066,374.204       $       15.51       $  32,049,464
    Non-Qualified VIII                                       475,213.219               15.67           7,446,591
    Non-Qualified XIII                                     1,138,016.463               11.13          12,666,123
    Non-Qualified XIV                                      1,935,084.719               10.98          21,247,230
    Non-Qualified XV                                         561,729.213               10.91           6,128,466
    Non-Qualified XVI                                        617,717.854                9.94           6,140,115
    Non-Qualified XVIII                                      143,894.186                9.83           1,414,480
    Non-Qualified XIX                                        469,356.259                9.87           4,632,546
                                                           -------------                           -------------
                                                           7,407,386.117                           $  91,725,015
                                                           =============                           =============

OPPENHEIMER AGGRESSIVE GROWTH
Currently payable annuity contracts:                                                               $     819,407
Contracts in accumulation period:
    Non-Qualified VII                                        645,050.621       $       10.34           6,669,823
    Non-Qualified VIII                                       228,735.970               10.43           2,385,716
    Non-Qualified XIII                                       566,444.270                7.29           4,129,379
    Non-Qualified XIV                                        653,599.318                7.19           4,699,379
    Non-Qualified XV                                         205,717.696                7.14           1,468,824
    Non-Qualified XVI                                        507,860.304                3.29           1,670,860

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH (CONTINUED)
    Non-Qualified XVIII                                      375,412.433                3.26           1,223,845
    Non-Qualified XIX                                        263,903.806                3.27             862,965
                                                           -------------                           -------------
                                                           3,446,724.418                           $  23,930,198
                                                           =============                           =============

OPPENHEIMER GLOBAL SECURITIES
Contracts in accumulation period:
    Non-Qualified V                                          124,642.865       $       10.87       $   1,354,868
    Non-Qualified V (0.75)                                   294,074.348               11.13           3,273,047
    Non-Qualified VII                                        619,881.256               14.00           8,678,338
    Non-Qualified VIII                                       120,065.031               14.12           1,695,318
    Non-Qualified IX                                           3,483.077               10.74              37,408
    Non-Qualified XII                                         12,340.120               11.17             137,839
                                                           -------------                           -------------
                                                           1,174,486.697                           $  15,176,818
                                                           =============                           =============

OPPENHEIMER MAIN STREET GROWTH & INCOME
Currently payable annuity contracts:                                                               $   3,092,978
Contracts in accumulation period:
    Non-Qualified VII                                      1,627,170.955       $       10.10          16,434,427
    Non-Qualified VIII                                       567,565.104               10.19           5,783,488
    Non-Qualified XIII                                       825,724.271                7.08           5,846,128
    Non-Qualified XIV                                      1,503,686.572                6.98          10,495,732
    Non-Qualified XV                                         475,185.289                6.94           3,297,786
    Non-Qualified XVI                                        265,863.679                6.26           1,664,307
    Non-Qualified XVIII                                      106,267.399                6.20             658,858
    Non-Qualified XIX                                        245,483.133                6.22           1,526,905
                                                           -------------                           -------------
                                                           5,616,946.402                           $  48,800,609
                                                           =============                           =============

OPPENHEIMER STRATEGIC BOND
Currently payable annuity contracts:                                                               $   1,153,175
Contracts in accumulation period:
    Non-Qualified V                                           10,728.017       $       11.19             120,047
    Non-Qualified V (0.75)                                    53,130.525               11.46             608,876
    Non-Qualified VII                                        814,287.332               12.27           9,991,306
    Non-Qualified VIII                                       197,895.041               12.38           2,449,941
    Non-Qualified IX                                             151.867               11.06               1,680
    Non-Qualified XIII                                       535,396.772               11.24           6,017,860
    Non-Qualified XIV                                        629,245.584               11.09           6,978,334
    Non-Qualified XV                                         209,695.372               11.02           2,310,843
    Non-Qualified XVI                                        157,440.299               10.87           1,711,376
    Non-Qualified XVIII                                       28,772.871               10.76             309,596
    Non-Qualified XIX                                        100,170.989               10.80           1,081,847
                                                           -------------                           -------------
                                                           2,736,914.669                           $  32,734,881
                                                           =============                           =============

                                                               UNITS                                 EXTENDED
                                                            OUTSTANDING         UNIT VALUE            VALUE
                                                           -----------------------------------------------------
PIONEER EQUITY INCOME VCT
Contracts in accumulation period:
    Non-Qualified V                                           13,107.385       $        7.99       $     104,728
    Non-Qualified V (0.75)                                     6,032.919                8.05              48,565
                                                           -------------                           -------------
                                                              19,140.304                           $     153,293
                                                           =============                           =============

PIONEER FUND VCT
Contracts in accumulation period:
    Non-Qualified V (0.75)                                       171.721       $        7.59       $       1,303
                                                           -------------                           -------------
                                                                 171.721                           $       1,303
                                                           =============                           =============

PIONEER MID CAP VALUE VCT
Contracts in accumulation period:
    Non-Qualified V                                            1,622.935       $        8.73       $      14,168
    Non-Qualified V (0.75)                                     1,847.373                8.80              16,257
                                                           -------------                           -------------
                                                               3,470.308                           $      30,425
                                                           =============                           =============

PRUDENTIAL JENNISON
Contracts in accumulation period:
    Non-Qualified XIII                                        17,204.028       $        6.07       $     104,428
    Non-Qualified XIV                                         42,520.383                6.04             256,823
    Non-Qualified XV                                           4,457.203                6.02              26,832
    Non-Qualified XVI                                            879.203                6.02               5,293
    Non-Qualified XVIII                                        1,484.914                5.97               8,865
    Non-Qualified XIX                                          4,124.459                5.99              24,706
                                                           -------------                           -------------
                                                              70,670.190                           $     426,947
                                                           =============                           =============

SP JENNISON INTERNATIONAL GROWTH
Contracts in accumulation period:
    Non-Qualified XIII                                         9,143.351       $        5.76       $      52,666
    Non-Qualified XIV                                          7,304.232                5.73              41,853
    Non-Qualified XV                                           7,013.356                5.72              40,116
    Non-Qualified XVI                                          6,381.407                5.71              36,438
    Non-Qualified XVIII                                          211.729                5.67               1,201
    Non-Qualified XIX                                          7,317.637                5.68              41,564
                                                           -------------                           -------------
                                                              37,371.712                           $     213,838
                                                           =============                           =============

NON-QUALIFIED 1964     Individual Contracts issued from December 1, 1964 to
                       March 14, 1967.

NON-QUALIFIED V        Certain AetnaPlus Contracts issued in connection with
                       deferred compensation plans issued since August 28, 1992, and certain individual non-qualified Contracts.

NON-QUALIFIED V (0.75) Subset of Non-Qualified V Contracts having a mortality and expense charge of 0.75%

NON-QUALIFIED VI       Certain existing Contracts that were converted to ACES,
                       an administrative system (previously valued under Non-Qualified I).

NON-QUALIFIED VII      Certain individual and group Contracts issued as
                       non-qualified deferred annuity contracts or Individual individual retirement annuity Contracts issued since May
                       4, 1994.

NON-QUALIFIED VIII     Certain individual retirement annuity Contracts issued
                       since May 1, 1998.

NON-QUALIFIED IX       Group Aetna Plus Contracts assessing an administrative
                       expense charge effective April 7, 1997 issued in connection with deferred compensation plans.

NON-QUALIFIED X        Group AetnaPlus contracts containing contractual limits
                       on fees, issued in connection with deferred compensation plans and as individual non-qualified Contracts, resulting in reduced daily charges for certain funding options effective May 29, 1997.

NON-QUALIFIED XI       Certain Contracts, previously valued under Non-Qualified
                       VI, containing contractual limits on fees, resulting in reduced daily charges for certain funding options effective May 29, 1997.

NON-QUALIFIED XIII     Certain individual retirement annuity Contracts issued
                       since October 1, 1998.

NON-QUALIFIED XIV      Certain individual retirement annuity Contracts issued
                       since September 1, 1998.

NON-QUALIFIED XV       Certain individual retirement annuity Contracts issued
                       since September 1, 1998.

NON-QUALIFIED XVI      Certain individual retirement annuity Contracts issued
                       since August 2000.

NON-QUALIFIED XVII     Group AetnaPlus contracts issued in connection with
                       deferred compensation plans having Contract modifications effective September 1, 1999.

NON-QUALIFIED XVIII    Certain individual retirement annuity Contracts issued
                       since September 2000.

NON-QUALIFIED XIX      Certain individual retirement annuity Contracts issued
                       since August 2000.

NON-QUALIFIED XX       Certain deferred compensation Contracts issued since
                       December 2002.

8. FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
AIM VARIABLE INSURANCE
 FUNDS:
AIM V.I. Capital
 Appreciation
    2002                      2,233      $4.28 to $7.37     $   14,832               -      0.45% to 1.90%      -25.80% to -0.04%
    2001                      2,600      $5.77 to $9.84         23,509            7.71%     0.45% to 2.25%     -24.75% to -23.82%
    2000                      2,085      $7.67 to $12.95        25,987              *             *                    *

AIM V.I. Core Equity
    2002                      3,742      $5.14 to $7.67         29,940            0.30%     0.75% to 2.25%     -17.19% to -16.21%
    2001                      4,491      $6.21 to $9.17         42,858            0.05%     0.45% to 2.25%     -24.31% to -16.23%
    2000                      4,034      $8.20 to $12.00        49,823              *             *                    *

AIM V.I. Government
 Securities
    2002                      2,139     $11.65 to $12.36        25,997             2.67%    0.95% to 1.90%       0.07% to 8.01%
    2001                        819     $10.83 to $11.38         9,149             5.55%    0.50% to 1.90%       4.38% to 5.40%
    2000                         28     $10.38 to $10.80           295              *             *                    *

AIM V.I. Growth

    2002                      3,069      $3.34 to $5.09         14,946               -      0.75% to 1.90%     -32.29% to -31.49%
    2001                      3,912      $4.93 to $7.44         27,757            0.20%     0.45% to 2.25%     -35.18% to -34.38%
    2000                      3,321      $7.60 to $11.37        37,257              *             *                    *

AIM V.I. Premier Equity
    2002                      5,969      $5.16 to $6.91         41,327            0.29%     0.45% to 1.90%     -31.59% to -30.57%
    2001                      7,410      $7.54 to $10.00        74,008            2.16%     0.45% to 2.25%     -14.24% to -9.62%
    2000                      6,222      $8.79 to $11.55        73,350              *             *                    *

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
THE ALGER AMERICAN FUND:
Alger American Balanced
    2002                        120         $21.40          $    2,576            1.69%         1.40%              -13.52%
    2001                        152         $24.74               3,765            3.07%     0.85% to 1.40%          -3.31%
    2000                        191         $25.59               4,888              *             *                    *

Alger American Income &
 Growth
    2002                        356         $17.31               6,167            0.64%         1.40%               -32.07%
    2001                        443         $25.49              11,279            6.98%     0.85% to 1.40%          -15.53%
    2000                        550         $30.17              16,586              *             *                    *

Alger American Leveraged
 AllCap
    2002                        327     $12.87 to $17.49         5,724            0.01%     1.25% to 1.40%     -34.84% to -34.74%
    2001                        388     $19.73 to $26.84        10,424            3.28%     0.85% to 1.40%     -17.11% to -16.99%
    2000                        481     $23.77 to $32.38        15,563              *             *                    *

ALLIANCE FUNDS:
Alliance Growth and Income
    2002                      2,855      $7.68 to $7.89         22,169            0.80%     0.95% to 1.90%     -23.53% to -22.79%
    2001                      2,791      $9.99 to $10.27        28,177            4.75%     0.50% to 1.90%      -1.56% to -0.60%
    2000                         88     $10.10 to $10.39           898              *             *                    *

Alliance Premier Growth
    2002                      1,333      $4.24 to $4.57          5,838               -      0.95% to 1.90%     -31.96% to -31.30%
    2001                      1,331      $6.20 to $6.69          8,532            6.31%     0.50% to 1.90%     -18.80% to -17.99%
    2000                        341      $7.60 to $8.20          2,687              *             *                    *

Alliance Quasar
    2002                        128      $4.91 to $5.55            684               -      0.95% to 1.90%     -33.07% to -32.42%
    2001                        116      $7.34 to $8.22            910            3.62%     0.50% to 1.90%     -14.43% to -13.59%
    2000                          9      $8.58 to $9.51             82              *             *                    *

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
AMERICAN CENTURY(R) VP
 FUNDS:
American Century(R) VP
 Balanced
    2002                         96          $15.44         $    1,483            2.84%          1.40%             -10.82%
    2001                        118          $17.32              2,043            6.22%     0.85% to 1.40%          -4.90%
    2000                        147          $18.21              2,684              *             *                    *

American Century(R) VP
 International
    2002                        131     $10.68 to $11.74         1,539            0.83%     1.25% to 1.40%     -21.49% to -21.37%
    2001                        185     $13.59 to $14.95         2,759           10.20%     0.85% to 1.40%     -30.17% to -30.06%
    2000                        229     $19.43 to $21.41         4,905              *             *                    *

BRINSON SERIES FUNDS:
Brinson Series Tactical
 Allocation
    2002                      1,454      $6.19 to $6.83          9,725            0.55%     0.95% to 1.90%     -24.42% to -23.69%
    2001                      1,635      $8.20 to $8.94         14,334            7.95%     0.50% to 1.90%     -14.22% to -13.38%
    2000                      1,218     $9.56 to $10.33         12,509              *             *                    *

Calvert Social Balanced
    2002                        167     $9.61 to $17.86          1,775            2.79%     0.75% to 1.40%     -13.38% to -12.81%
    2001                        158     $11.09 to $20.48         1,959            4.91%     0.45% to 1.50%      -8.25% to -7.64%
    2000                        175     $12.09 to $22.18         2,514              *             *                    *

FEDERATED INSURANCE SERIES:
Federated American Leaders
    2002                      2,720     $13.39 to $18.56        50,539            1.17%     1.25% to 1.40%     -21.33% to -21.21%
    2001                      3,522     $16.99 to $23.59        83,193            2.06%     0.85% to 1.40%      -5.56% to -5.42%
    2000                      4,105     $17.97 to $24.98       102,586              *             *                    *

Federated Equity Income
    2002                      1,035          $9.83              10,264            2.11%     1.25% to 1.40%           -21.85%
    2001                      1,384          $12.58             17,476            1.97%     0.75% to 1.40%           -12.24%
    2000                      1,690          $14.33             24,264              *             *                    *

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
FEDERATED INSURANCE SERIES
 (CONTINUED):
Federated Fund for US
 Government Securities
    2002                        826          $15.35         $   12,674            3.65%          1.40%               7.52%
    2001                        820          $14.28             11,702            3.90%     0.85% to 1.40%           5.53%
    2000                        823          $13.53             11,133                *           *                    *

Federated Growth Strategies
    2002                        764          $13.63             10,415               -           1.40%              -27.38%
    2001                      1,117          $18.77             20,974            1.68%     0.85% to 1.40%          -23.48%
    2000                      1,378          $24.53             33,809                *           *                    *

Federated High Income Bond
    2002                      1,236     $11.49 to $13.48        16,683           10.52%     1.25% to 1.40%       -0.03% to 0.12%
    2001                      1,548     $11.48 to $13.49        20,899           11.00%     0.85% to 1.40%       -0.04% to 0.10%
    2000                      1,959     $11.46 to $13.49        26,446              *             *                    *

Federated International
 Equity
    2002                        551     $10.03 to $10.85         6,024               -      1.25% to 1.40%     -23.84% to -23.73%
    2001                        767     $13.15 to $14.25        10,976           12.94%     0.85% to 1.40%     -30.42% to -30.31%
    2000                        978     $18.87 to $20.48        20,057              *             *                    *

Federated Prime Money
    2002                        583          $12.68              7,387            1.37%          1.40%                0%
    2001                        695          $12.68              8,812            3.44%     0.85% to 1.40%           2.28%
    2000                        702          $12.40              8,703              *             *                    *

Federated Utility
    2002                        653     $8.94 to $10.72          7,021            5.71%     1.25% to 1.40%     -25.01% to -24.90%
    2001                        923     $11.90 to $14.29        13,230            3.57%     0.85% to 1.40%     -14.94% to -14.81%
    2000                      1,149     $13.97 to $16.80        19,351              *             *                    *

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
FIDELITY(R) VARIABLE
 INSURANCE PRODUCTS FUND:
Fidelity(R) VIP
 Equity-Income
    2002                     11,480     $8.08 to $17.95     $  146,420            1.78%     0.75% to 1.90%     -18.53% to -17.57%
    2001                     12,170     $9.92 to $21.92        193,019            6.26%     0.45% to 1.90%      -6.77% to -5.67%
    2000                     10,395     $10.64 to $23.40       188,025              *             *                    *

Fidelity(R) VIP Growth
    2002                      9,473     $4.73 to $17.54         98,180            0.26%     0.45% to 1.90%     -31.44% to -30.42%
    2001                     10,633      $6.90 to 25.45        167,319            7.26%     0.45% to 1.90%     -19.23% to -18.23%
    2000                      9,467     $8.54 to $31.34        209,610              *             *                    *

Fidelity(R) VIP High Income
    2002                      4,489      $6.46 to $9.53         36,456           10.78%     0.95% to 2.25%       1.48% to 2.46%
    2001                      4,973      $6.34 to $9.34         39,385           13.71%     0.50% to 2.25%     -13.42% to -12.58%
    2000                      4,980     $7.28 to $10.74         45,512              *             *                    *

Fidelity(R) VIP Overseas
    2002                        654     $6.85 to $10.42          6,617            0.85%     0.75% to 1.50%     -21.47% to -20.88%
    2001                        770     $8.67 to $13.26          9,914           13.97%     0.45% to 1.50%     -22.35% to -21.76%
    2000                        872     $11.08 to $17.06        14,451              *             *                    *

FIDELITY(R) VARIABLE
 INSURANCE PRODUCTS FUND II:
Fidelity(R) VIP II ASSET
 MANAGER(SM)
    2002                        728     $13.13 to $15.71        11,086            4.06%     1.25% to 1.40%      -10.01% to -9.87%
    2001                        831     $14.57 to $17.45        14,094            6.08%     0.85% to 1.40%      -5.44% to -5.30%
    2000                        993     $15.39 to $18.46        17,821              *             *                    *

Fidelity(R) VIP II
 Contrafund(R)
    2002                     10,912     $7.22 to $19.81        145,571            0.86%     0.45% to 1.90%      -11.07% to 78.65%
    2001                     11,618     $8.12 to $21.96        173,999            3.56%     0.45% to 1.90%      -13.93% to -3.25%
    2000                     12,102     $9.43 to $24.67        216,963              *             *                    *

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
FIDELITY(R) VARIABLE
 INSURANCE PRODUCTS FUND II
 (CONTINUED):
Fidelity(R) VIP II Index 500
    2002                      4,125     $13.44 to $16.04    $   64,190            1.38%     1.25% to 1.40%     -23.34% to -23.22%
    2001                      4,961     $17.51 to $20.93       100,783            1.20%     0.85% to 1.40%     -13.34% to -13.21%
    2000                      5,672     $20.17 to $24.15       133,049              *             *                    *

Fidelity(R) VIP II
 Investment Grade Bond
    2002                        187     $15.17 to $15.49         2,890            4.05%     1.25% to 1.40%       8.80% to 8.96%
    2001                        217     $13.92 to $14.24         3,084            5.86%     0.85% to 1.40%       6.94% to 7.10%
    2000                        278     $13.00 to $13.32         3,700              *             *                    *

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST:
Franklin Small Cap Value
 Securities
    2002                         39      $9.22 to $9.29            365             ***      0.75% to 1.25%     -21.04% to -19.73%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

ING GET FUND:
ING GET Fund - Series D
    2002                     10,202     $10.04 to $10.37       103,698            4.34%     1.00% to 1.75%      -1.09% to -0.34%
    2001                     11,705     $10.15 to $10.40       119,943            1.44%     0.70% to 2.15%       0.22% to 0.98%
    2000                     12,726     $10.13 to $10.29       129,776              *             *                    *

ING GET Fund - Series E
    2002                     26,953     $10.18 to $10.51       276,397            4.02%     1.00% to 1.90%       2.11% to 3.05%
    2001                     29,973     $9.97 to $10.20        300,383            0.78%     1.00% to 2.40%      -1.12% to -0.21%
    2000                     33,010     $10.08 to $10.22       333,833              *             *                    *

ING GET Fund - Series G
    2002                     16,105     $10.11 to $10.41       163,877            3.84%     1.00% to 1.90%       2.97% to 3.92%
    2001                     17,381     $9.82 to $10.02        171,369            0.38%     1.00% to 2.40%      -0.52% to 0.40%
    2000                     18,850      $9.87 to $9.98        186,445              *             *                    *

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
ING GET FUND (CONTINUED):
ING GET Fund - Series H
    2002                     11,865     $10.18 to $10.46    $  121,603            3.59%     1.00% to 1.90%      2.78% to 3.72%
    2001                     13,233     $9.91 to $10.01        131,686            0.47%     1.00% to 2.40%     -1.24% to -0.33%
    2000                     14,101     $10.03 to $10.12       141,764              *             *                    *

ING GET Fund - Series I
    2002                      8,275     $10.10 to $10.23        84,079            3.54%     1.45% to 1.90%      3.35% to 3.82%
    2001                      8,909      $9.78 to $9.86         87,402            0.25%     1.35% to 2.40%     -0.76% to -0.30%
    2000                      9,419      $9.85 to $9.89         92,929              *             *                    *

ING GET Fund - Series J
    2002                      7,113     $10.05 to $10.17        71,844            3.49%     1.45% to 1.90%      4.05% to 4.53%
    2001                      7,719      $9.66 to $9.73         74,801            0.18%     1.35% to 2.40%     -0.63% to -0.16%
    2000                      8,207      $9.72 to $9.75         79,872              *             *                    *

ING GET Fund - Series K
    2002                      8,037     $9.99 to $10.24         81,260            2.68%     1.45% to 2.40%      3.20% to 4.20%
    2001                      9,082      $9.68 to $9.82         88,558              -       1.35% to 2.40%     -3.19% to -2.24%
    2000                      9,357     $10.00 to $10.05        93,790              *             *                    *

ING GET Fund - Series L
    2002                      7,535     $9.89 to $10.09         75,255            0.05%     1.45% to 2.40%      0.22% to 1.20%
    2001                      8,101      $9.87 to $9.97         80,345            4.63%     1.35% to 2.40%     -1.53% to -0.46%
    2000                         58     $10.01 to $10.02           585              *             *                    *

ING GET Fund - Series M
    2002                     11,558     $9.91 to $10.08     $  115,381            0.03%     1.45% to 2.40%      1.12% to 2.10%
    2001                     12,531      $9.80 to $9.87        123,165              **      1.45% to 2.40%     -2.23% to -1.33%
    2000                         **            **                   **              **           **                   **

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
ING GET FUND (CONTINUED):
ING GET Fund - Series N
    2002                      8,982     $9.97 to $10.12     $   90,143            0.02%     1.45% to 2.40%     -2.77% to -1.82%
    2001                     10,181     $10.25 to $10.31       104,606              **            **                  **
    2000                         **            **                   **              **            **                  **

ING GET Fund - Series P
    2002                      7,680     $9.89 to $10.01         76,334            0.04%     1.45% to 2.40%     -1.16% to -0.20%
    2001                      8,288     $10.00 to $10.03        83,012              **            **                  **
    2000                         **            **                   **              **            **                  **

ING GET Fund - Series Q
    2002                      5,460     $10.00 to $10.10        54,826            3.81%     1.45% to 2.40%      0.00% to 0.97%
    2001                        162          $10.00              1,620              **            **                  **
    2000                         **            **                   **              **            **                  **

ING GET Fund - Series R
    2002                      4,312     $10.06 to $10.14        43,556             ***      1.45% to 2.40%      0.65% to 1.42%
    2001                        ***           ***                  ***             ***           ***                 ***
    2000                        ***           ***                  ***             ***           ***                 ***

ING GET Fund - Series S
    2002                      5,334     $10.01 to $10.08        53,553             ***      1.00% to 2.40%      0.14% to 0.87%
    2001                        ***           ***                  ***             ***           ***                 ***
    2000                        ***           ***                  ***             ***           ***                 ***

ING GET Fund - Series T
    2002                      3,908     $10.06 to $10.09        39,378             ***      1.45% to 2.40%      0.88% to 0.93%
    2001                        ***           ***                  ***             ***           ***                 ***
    2000                        ***           ***                  ***             ***           ***                 ***

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
ING GET FUND (CONTINUED):
ING GET Fund - Series U
    2002                         50     $9.99 to $10.00     $      503             ***      0.95% to 1.75%       -0.05% to 0.00%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

ING VP BALANCED
    2002                      7,046     $7.87 to $26.80        148,868            1.07%     0.45% to 2.25%     -12.01% to -10.71%
    2001                      8,277     $8.94 to $30.01        189,948            5.84%     0.45% to 2.25%       -6.04% to 0.46%
    2000                      8,309     $9.52 to $24.76        199,768              *             *                    *

ING VP BOND
    2002                      9,939     $11.86 to $18.01       164,563            3.25%     0.75% to 2.25%       6.28% to 7.53%
    2001                      9,525     $11.16 to $16.75       144,459            6.51%     0.45% to 2.25%       6.67% to 7.93%
    2000                      6,869     $10.46 to $15.52        99,490              *             *                    *

ING VP EMERGING MARKETS
    2002                        103          $6.32                 649               -          1.40%               -10.60%
    2001                        129          $7.08                 912           19.78%     0.85% to 1.40%          -11.68%
    2000                        157          $8.01               1,255              *             *                    *

ING VP MONEY MARKET
    2002                     19,939     $10.30 to $14.44       262,556            3.85%     0.75% to 2.25%      -0.31% to 0.86%
    2001                     22,423     $10.33 to $48.45       293,027            4.69%     0.45% to 2.25%       1.33% to 3.16%
    2000                     16,310     $10.13 to $13.88       211,809              *             *                    *

ING VP NATURAL RESOURCES
    2002                        135     $11.48 to $12.07         1,567            0.19%     0.75% to 1.50%      -3.56% to -2.83%
    2001                        166     $11.90 to $12.42         2,003            0.00%     0.45% to 1.50%     -17.19% to -16.57%
    2000                        193     $14.35 to $14.87         2,801              *             *                    *

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
ING GENERATIONS PORTFOLIO,
 INC.:
ING VP Strategic Allocation
 Balanced
    2002                        977     $12.03 to $13.84    $   14,344            2.50%     0.45% to 1.40%      -10.81% to -9.94%
    2001                      1,082     $13.47 to $15.41        17,390            2.50%     0.45% to 2.25%      -8.30% to -7.65%
    2000                      1,232     $14.66 to $16.69        21,090              *             *                    *

ING VP Strategic Allocation
 Growth
    2002                        835     $11.55 to $13.52        11,257            1.75%     0.75% to 2.25%     -15.04% to -14.40%
    2001                        898     $13.56 to $15.80        13,876            1.59%     0.45% to 2.25%     -12.87% to -12.21%
    2000                      1,013     $15.52 to $18.00        17,520              *             *                    *

ING VP Strategic Allocation
 Income
    2002                      1,237     $12.99 to $14.51        20,088            3.32%     0.75% to 1.40%      -5.69% to -0.78%
    2001                      1,380     $10.79 to $15.29        23,347            4.36%     0.45% to 2.25%      -3.75% to -3.11%
    2000                      1,518     $11.13 to $15.77        26,191              *             *                    *

ING PARTNERS, INC.:
ING Alger Aggressive Growth
    2002                         24      $7.31 to $7.34            179             ***      0.75% to 1.25%      -8.53% to -0.37%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

ING Alger Growth
    2002                          1      $7.24 to $7.26              9             ***      0.75% to 1.25%      -23.21% to -6.63%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

ING American Century Small
 Cap Value
    2002                         20      $8.11 to $9.30            173             ***      0.75% to 1.25%      -19.84% to -1.82%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
ING PARTNERS, INC.
 (CONTINUED):
ING Baron Small Cap Growth
    2002                         21       $8.72 to $9.68    $      193             ***      0.75% to 1.25%     -12.61% to -1.83%
    2001                        ***            ***                 ***             ***           ***                  ***
    2000                        ***            ***                 ***             ***           ***                  ***

ING Goldman Sachs Capital
 Growth
    2002                          2           $8.07                 18             ***      0.75% to 0.80%      -3.04% to -0.05%
    2001                        ***            ***                 ***             ***           ***                  ***
    2000                        ***            ***                 ***             ***           ***                  ***

ING JPMorgan Fleming
 International
    2002                      2,909      $5.62 to $15.80        24,044            0.62%     0.75% to 1.90%     -19.64% to -18.69%
    2001                      2,892      $7.00 to $19.44        30,449           25.04%     0.45% to 2.25%     -28.33% to -27.48%
    2000                      2,451      $9.76 to $26.80        38,280              *             *                    *

ING JPMorgan Mid Cap Value
    2002                          9       $9.17 to $9.20            87            ***        0.75% to 1.25%       -8.51% to 0.47%
    2001                        ***            ***                 ***            ***            ***                  ***
    2000                        ***            ***                 ***            ***            ***                  ***

ING MFS Capital
 Opportunities
    2002                      3,869      $4.44 to $20.94        35,741               -      0.45% to 1.90%     -31.49% to -30.48%
    2001                      4,710      $6.49 to $30.11        62,832           19.25%     0.45% to 2.25%     -26.19% to -25.29%
    2000                      4,048      $8.79 to $40.30        78,233              *             *                    *

ING MFS Global Growth
    2002                          -       $8.32 to $8.35             1             ***       0.75% to 1.25%      -10.41% to -0.17%
    2001                        ***            ***                 ***             ***           ***                  ***
    2000                        ***            ***                 ***             ***           ***                  ***

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
ING PARTNERS, INC.
 (CONTINUED):
ING MFS Research
    2002                      4,627     $4.98 to $10.73     $   40,669            0.20%     0.75% to 1.90%     -26.32% to -25.45%
    2001                      5,830     $6.77 to $14.39         69,394           20.49%     0.45% to 1.90%     -22.40% to -21.48%
    2000                      6,216     $8.71 to $18.33         97,910              *             *                    *

ING OpCap Balanced Value
 Portfolio
    2002                          2      $8.34 to $8.37             15             ***      0.80% to 1.25%       -0.14% to 5.35%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

ING PIMCO Total Return
 Portfolio
    2002                        119     $10.70 to $10.75         1,275             ***      0.75% to 1.50%       3.07% to 7.55%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

ING Salomon Brothers
 Aggressive Growth
    2002                      6,053      $3.54 to $9.97         47,008               -      0.45% to 1.90%     -36.54% to -35.60%
    2001                      7,478     $ 5.58 to $15.53        91,535            6.31%     0.45% to 2.25%     -26.64% to -25.74%
    2000                      8,010     $7.60 to $20.93        136,685              *             *                    *

ING Salomon Brothers
 Capital
    2002                          1          $7.69                   5             ***          0.75%                0.67%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

ING Salomon Brothers
 Investors Value
    2002                          2          $7.82                  14             ***          1.25%               -21.97%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
ING PARTNERS, INC.
 (CONTINUED):
ING T. Rowe Price Growth
 Equity
    2002                      3,205     $8.90 to $18.37     $   58,443            0.19%     0.45% to 1.50%     -24.44% to -23.64%
    2001                      3,768    $ 11.70 to $24.29        89,395           15.41%     0.45% to 2.25%     -11.56% to -10.85%
    2000                      4,250     $13.14 to $27.44       113,230              *             *                    *

ING UBS Tactical Asset
 Allocation
    2002                          -          $8.01                 428             ***           1.25%                0.33%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

ING Van Kampen Comstock
    2002                         38      $8.31 to $8.34            319             ***      0.75% to 1.25%      -18.72% to -2.95%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

ING VARIABLE FUNDS:
ING VP Growth and Income
    2002                     24,165     $5.28 to $162.71       415,966            0.84%     0.45% to 1.90%      -26.42% to 60.86%
    2001                     29,079     $7.17 to $219.66       663,646            0.60%     0.45% to 2.25%     -19.96% to -18.98%
    2000                     32,914     $8.96 to $272.61       928,210              *             *                    *

ING VARIABLE PORTFOLIOS,
 INC.:
ING VP Growth
    2002                      3,203     $4.00 to $10.80         28,286               -      0.75% to 1.90%     -30.30% to -29.47%
    2001                      4,148     $5.73 to $15.31         52,088           12.13%     0.45% to 2.25%     -28.45% to -27.61%
    2000                      4,705     $8.02 to $21.15         85,002              *             *                    *

ING VP Index Plus LargeCap
    2002                     13,185     $5.86 to $14.07        154,417            0.24%     0.45% to 2.25%      -23.02% to -21.88
    2001                     15,160     $7.62 to $18.06        224,762            4.07%     0.45% to 2.25%      -15.27% to -5.62%
    2000                     14,826     $8.99 to $21.06        261,795              *             *                    *

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
ING VARIABLE PORTFOLIOS,
 INC. (CONTINUED):
ING VP Index Plus MidCap
    2002                        925    $12.33. to $13.31    $   11,779            0.50%     0.45% to 1.50%     -13.40% to -12.49%
    2001                        631     $14.24 to $15.26         9,214            6.54%     0.45% to 1.50%      -2.80% to 12.09%
    2000                        452     $14.50 to $15.59         6,733              *             *                    *

ING VP Index Plus SmallCap
    2002                        464      $8.96 to $9.99          4,275            0.19%     0.75% to 1.50%     -14.50% to -13.86%
    2001                        225     $10.48 to $11.60         2,411            3.71%     0.45% to 1.50%       0.87% to 1.64%
    2000                        104     $10.39 to $11.42         1,098              *             *                    *

ING VP International Equity
    2002                        836      $4.69 to $6.40          5,228            0.22%     0.75% to 1.90%     -28.07% to -27.23%
    2001                        954      $6.51 to $8.79          7,991            0.12%     0.45% to 2.25%     -25.34% to -24.45%
    2000                        863     $8.73 to $11.64          9,708              *             *                    *

ING VP Small Company
    2002                      4,213     $7.09 to $14.88         52,158            0.52%     0.45% to 1.90%     -24.69% to -23.57%
    2001                      3,814     $9.41 to $19.53         62,576            3.89%     0.45% to 2.25%       0.50% to 3.22%
    2000                      2,815     $9.22 to $18.92         47,270              *             *                    *

ING VP Technology
    2002                      2,536      $2.55 to $2.67          6,564               -       0.75% to 1.90%     -42.40% to -41.72%
    2001                      2,631      $4.42 to $4.62         11,745               -       0.45% to 1.90%      -24.42 to -23.54%
    2000                      1,680      $5.82 to $6.09          9,833              *             *                    *

ING VP Value Opportunity
    2002                      1,272     $9.36 to $13.84         17,001            0.44%     0.45% to 1.50%     -27.07% to -26.30%
    2001                      1,441     $12.75 to $18.83        26,362            5.21%     0.45% to 1.50%      -10.97% to 0.58%
    2000                        963     $14.22 to $20.99        19,710              *             *                    *

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
ING VARIABLE PRODUCTS TRUST:
ING VP Growth
 Opportunities - Class R
    2002                         64           $6.02         $      384             ***           1.25%              -27.19%
    2001                        ***            ***                 ***             ***           ***                  ***
    2000                        ***            ***                 ***             ***           ***                  ***

ING VP Growth
 Opportunities - Class S
    2002                         23       $5.34 to $5.43           125               -      0.95% to 1.90%     -32.71% to -28.88%
    2001                         18       $7.95 to $8.00           141              **      0.95% to 1.90%      -20.95% to -5.87%
    2000                         **             **                  **              **            **                   **

ING VP International Value
    2002                         49       $7.95 to $8.83           404             ***      0.75% to 1.50%     -19.18% to -1.19%
    2001                        ***            ***                 ***             ***           ***                  ***
    2000                        ***            ***                 ***             ***           ***                  ***

ING VP MagnaCap - Class R
    2002                          4           $6.85                 27             ***           0.75%              -21.38%
    2001                        ***            ***                 ***             ***           ***                  ***
    2000                        ***            ***                 ***             ***           ***                  ***

ING VP MagnaCap - Class S
    2002                         69       $7.01 to $7.12           490            0.95%     0.95% to 1.90%     -25.77% to -23.73%
    2001                         46       $9.28 to $9.34           431              **      0.95% to 1.90%      -5.87% to 0.00%
    2000                         **             **                  **              **            **                   **

ING VP MidCap
 Opportunities - Class R
    2002                         11       $6.89 to $6.97            76             ***      0.75% to 1.50%     -20.85% to -9.47%
    2001                        ***            ***                 ***             ***           ***                  ***
    2000                        ***            ***                 ***             ***           ***                  ***

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
ING VARIABLE PRODUCTS TRUST
 (CONTINUED):
ING VP MidCap
 Opportunities - Class S
    2002                        418       $6.11 to $6.21    $    2,583               -      0.95% to 1.90%     -27.40% to -26.70
    2001                        102       $8.42 to $8.48           865              **      0.95% to 1.90%     -16.75% to -10.14%
    2000                         **             **                  **              **            **                   **

ING VP SmallCap
 Opportunities - Class R
    2002                         12       $4.98 to $5.02            58             ***      0.75% to 1.25%      -33.20% to -9.70%
    2001                        ***            ***                 ***             ***           ***                  ***
    2000                        ***            ***                 ***             ***           ***                  ***

ING VP SmallCap
 Opportunities - Class S
    2002                        376       $4.66 to $4.73         1,772               -      0.95% to 1.90%     -44.82% to -44.28%
    2001                        151       $8.44 to $8.50         1,280              **      0.95% to 1.90%     -24.98% to -12.33%
    2000                         **             **                  **              **            **                   **

JANUS ASPEN SERIES:
Janus Aspen Aggressive
 Growth
    2002                      8,940      $2.92 to $15.64        77,233               -      0.45% to 1.90%     -29.31% to -28.26%
    2001                     11,480      $4.14 to $21.80       141,806               -      0.45% to 1.90%     -40.61% to -39.88%
    2000                     12,172      $6.97 to $36.27       274,462              *             *                    *

Janus Aspen Balanced
    2002                     13,695      $8.35 to $23.08       197,825            2.41%     0.45% to 1.90%      -8.22% to 109.99%
    2001                     15,239      $9.10 to $25.02       240,241            2.63%     0.45% to 1.90%      -6.53% to -5.42%
    2000                     13,985      $9.73 to $26.63       244,144              *             *                    *

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
JANUS ASPEN SERIES
 (CONTINUED):
Janus Aspen Flexible
 Income
    2002                      1,538     $12.85 to $19.62    $   28,392            4.45%     0.45% to 1.50%       8.83% to 9.98%
    2001                      1,415     $11.72 to $17.89        23,940            5.95%     0.45% to 1.50%      -0.78% to 6.93%
    2000                      1,182     $10.97 to $16.73        18,730              *             *                    *

Janus Aspen Growth
    2002                     10,142     $4.42 to $15.78         98,503               -      0.45% to 1.90%     -27.91% to -26.84%
    2001                     13,150     $6.13 to $21.78        176,779            0.26%     0.45% to 2.25%     -26.17% to -25.27%
    2000                     14,324     $8.30 to $29.34        267,653              *             *                    *

Janus Aspen Worldwide
 Growth
    2002                     17,171     $4.76 to $18.46        198,280            0.84%     0.45% to 1.90%     -26.92% to -25.84%
    2001                     20,979     $6.51 to $24.89        331,396            0.44%     0.45% to 2.25%     -23.92% to -22.98%
    2000                     21,842     $8.56 to $32.41        483,863              *             *                    *

LORD ABBETT FUNDS:
Lord Abbett Growth and
 Income Portfolio
    2002                         54      $7.85 to $7.91            422             ***      0.75% to 1.25%     -17.45% to -15.55%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

Lord Abbett Mid-Cap Value
    2002                         55      $8.38 to $9.87            474             ***      0.75% to 1.25%      -13.36% to 1.56%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

MFS(R) FUNDS:
MFS(R) Global Governments
    2002                        228     $11.92 to $12.04         2,720            2.91%     1.25% to 1.40%       6.89% to 7.05%
    2001                        156     $11.15 to $11.25         1,742            3.89%     0.85% to 1.40%       3.28% to 3.44%
    2000                        142     $10.80 to $10.87         1,537              *             *                    *

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
MFS(R) FUNDS (CONTINUED):
MFS(R) Total ReturN
    2002                      7,407     $9.83 to $15.67     $   91,725            1.74%     0.95% to 1.90%      -6.97% to -6.07%
    2001                      7,002     $10.57 to $16.73        93,910            5.19%     0.50% to 1.90%      -1.67% to -0.70%
    2000                      4,368     $10.75 to $16.90        63,398              *             *                    *

OPPENHEIMER VARIABLE
 ACCOUNT FUNDS:
Oppenheimer Aggressive
 Growth
    2002                      3,447     $3.26 to $10.43         23,930            0.67%     0.95% to 1.90%     -29.17% to -28.48%
    2001                      4,063     $4.60 to $14.62         40,449           15.39%     0.50% to 2.25%     -32.58% to -31.92%
    2000                      3,454     $6.82 to $21.54         57,052              *             *                    *

Oppenheimer Global
 Securities
    2002                      1,174     $10.74 to $14.12        15,177            0.57%     0.75% to 1.50%     -23.30% to -22.72%
    2001                        977     $14.01 to $18.36        16,403           12.79%     0.75% to 1.50%     -13.36% to -12.70%
    2000                        881     $16.17 to $21.14        17,260              *             *                    *
Oppenheimer Main Street
 Growth & Income
    2002                      5,617     $6.20 to $10.19         48,801            0.77%     0.95% to 2.25%     -20.34% to -19.57%
    2001                      6,141     $7.78 to $12.71         65,709            0.53%     0.50% to 2.25%     -11.87% to -11.02%
    2000                      5,613     $8.83 to $14.33         67,652              *             *                    *

Oppenheimer Strategic Bond
    2002                      2,737     $10.76 to $12.38        32,735            7.25%     0.75% to 2.25%       5.40% to 6.64%
    2001                      2,585     $10.21 to $11.67        28,892            6.16%     0.50% to 2.25%       2.84% to 4.06%
    2000                      2,144     $9.93 to $11.27         23,335              *             *                    *

PIONEER VARIABLE CONTRACTS
 TRUST:
Pioneer Equity Income VCT
    2002                         19      $7.99 to $8.05            153             ***      0.75% to 1.25%     -17.35% to -16.32%
    2001                        ***           ***                  ***             ***           ***                  ***
    2000                        ***           ***                  ***             ***           ***                  ***

                             UNITS      UNIT FAIR VALUE     NET ASSETS     INVESTMENT       EXPENSE RATIO        TOTAL RETURN
         DIVISION            (000s)    LOWEST TO HIGHEST      (000s)      INCOME RATIO    LOWEST TO HIGHEST    LOWEST TO HIGHEST
--------------------------   ------    -----------------    ----------    ------------    -----------------    -----------------
PIONEER VARIABLE CONTRACTS
 TRUST (CONTINUED):
Pioneer Fund VCT
    2002                          -           $7.59         $        1             ***           0.75%               0.06%
    2001                        ***            ***                 ***             ***           ***                  ***
    2000                        ***            ***                 ***             ***           ***                  ***

Pioneer Mid Cap Value VCT
    2002                          3       $8.73 to $8.80            30             ***      0.75% to 1.25%     -17.31% to -16.24%
    2001                        ***            ***                 ***             ***           ***                  ***
    2000                        ***            ***                 ***             ***           ***                  ***

PRUDENTIAL SERIES FUND,
 INC.:
Prudential Jennison
    2002                         71       $5.97 to $6.07           427               -      0.95% to 1.90%     -32.48% to -31.82%
    2001                         81       $8.84 to $8.90           724              **      0.95% to 1.90%       -3.52% to 9.12%
    2000                         **             **                  **              **          **                     **
                                                                                                                       *
SP Jennison International
 Growth
    2002                         37       $5.67 to $5.76           214               -      0.95% to 1.90%     -24.30% to -21.53%
    2001                          8      $ 7.49 to $7.52            59              **      0.95% to 1.90%      -19.54% to 4.42%
    2000                         **             **                  **              **            **                   **

*    Not provided for 2000.
** As this investment Division was not available until 2001, this data is not meaningful and therefore is not presented.
*** As this investment Division was not available until 2002, this data is not meaningful and therefore is not presented.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A WHOLLY-OWNED SUBSIDIARY OF ING RETIREMENT HOLDINGS, INC.)

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                    Page
                                                    ----

Reports of Independent Auditors...................   F-2

Consolidated Financial Statements:

    Consolidated Income Statements for the years
       ended December 31, 2002 and 2001, one month
       ended December 31, 2000 and eleven months
       ended November 30, 2000....................   F-4

    Consolidated Balance Sheets as of
       December 31, 2002 and 2001.................   F-5

    Consolidated Statements of Changes in
       Shareholder's Equity for the years ended
       December 31, 2002 and 2001, one month ended
       December 31, 2000 and eleven months ended
       November 30, 2000..........................   F-6

    Consolidated Statements of Cash Flows for the
       years ended December 31, 2002 and 2001, one
       month ended December 31, 2000 and eleven
       months ended November 30, 2000.............   F-7

    Notes to Consolidated Financial Statements....   F-8

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company as of December 31, 2002 and 2001, and the related income statements, statements of changes in shareholder's equity, and statements of cash flows for each of the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the years then ended, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002.

                                                /s/ Ernst & Young LLP

Atlanta, Georgia
March 25, 2003

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated statements of income, changes in shareholder's equity and cash flows of ING Life Insurance and Annuity Company and Subsidiaries, formerly known as Aetna Life Insurance and Annuity Company and Subsidiaries, for the period from December 1, 2000 to December 31, 2000 ("Successor Company"), and for the period from January 1, 2000 to November 30, 2000 ("Preacquisition Company"). These consolidated financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the Successor Company's consolidated financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of ING Life Insurance and Annuity Company and Subsidiaries for the period from December 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. Further, in our opinion, the Preacquisition Company's consolidated financial statements referred to above present fairly, in all material respects, the results of their operations and their cash flows for the period from January 1, 2000 to November 30, 2000, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective November 30, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of Aetna Inc., Aetna Life Insurance and Annuity Company's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

                                                /s/ KPMG LLP

Hartford, Connecticut
March 27, 2001

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)

                         CONSOLIDATED INCOME STATEMENTS
                                   (Millions)

                                                                             Preacquisition
                                                                One month    Eleven months
                                 Year ended     Year ended        ended          ended
                                December 31,   December 31,   December 31,    November 30,
                                    2002           2001           2000            2000
                                -------------  -------------  -------------  --------------
Revenues:
  Premiums                        $    98.7      $  114.2         $ 16.5        $  137.7
  Fee income                          418.2         553.4           49.8           573.3
  Net investment income               959.5         888.4           78.6           833.8
  Net realized capital gains
    (losses)                         (101.0)        (21.0)           1.8           (37.2)
                                  ---------      --------         ------        --------
      Total revenue                 1,375.4       1,535.0          146.7         1,507.6
                                  ---------      --------         ------        --------
Benefits, losses and expenses:
  Benefits:
    Interest credited and
      other benefits to
      policyholders                   746.4         729.6           68.9           726.7
  Underwriting, acquisition,
    and insurance expenses:
    Operating expenses                361.4         444.2           49.1           414.6
  Amortization:
    Deferred policy
      acquisition costs and
      value of business
      acquired                        181.5         112.0           10.2           116.7
    Goodwill                             --          61.9             --              --
                                  ---------      --------         ------        --------
      Total benefits, losses
        and expenses                1,289.3       1,347.7          128.2         1,258.0
                                  ---------      --------         ------        --------

Income before income taxes,
  discontinued operations and
  cumulative effect of change
  in accounting principle              86.1         187.3           18.5           249.6
  Income tax expense                   18.6          87.4            5.9            78.1
                                  ---------      --------         ------        --------

Income before discontinued
  operations and cumulative
  effect of change in
  accounting principle                 67.5          99.9           12.6           171.5
Discontinued operations, net
  of tax                                 --            --             --             5.7
Cumulative effect of change in
  accounting principle             (2,412.1)           --             --              --
                                  ---------      --------         ------        --------
Net income (loss)                 $(2,344.6)     $   99.9         $ 12.6        $  177.2
                                  =========      ========         ======        ========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                         (Millions, except share data)

                                           As of December 31,
                                          --------------------
                                            2002       2001
                                          ---------  ---------
                 ASSETS
Investments:
  Fixed maturities, available for sale,
    at fair value (amortized cost of
    $15,041.2 at 2002 and $13,249.2 at
    2001)                                 $15,767.0  $13,539.9
  Equity securities at fair value:
    Nonredeemable preferred stock (cost
      of $34.2 at 2002 and $27.0 at
      2001)                                    34.2       24.6
    Investment in affiliated mutual
      funds (cost of $203.9 at 2002 and
      $22.9 at 2001)                          201.0       25.0
    Common stock (cost of $0.2 at 2002
      and $2.3 at 2001)                         0.2        0.7
  Mortgage loans on real estate               576.6      241.3
  Policy loans                                296.3      329.0
  Short-term investments                        6.2       31.7
  Other investments                            52.2       18.2
  Securities pledged to creditors
    (amortized cost of $154.9 at 2002
    and $466.9 at 2001)                       155.0      467.2
                                          ---------  ---------
        Total investments                  17,088.7   14,677.6
Cash and cash equivalents                      65.4       82.0
Short term investments under securities
  loan agreement                              164.3      488.8
Accrued investment income                     170.9      160.9
Reciprocal loan with affiliate                   --      191.1
Reinsurance recoverable                     2,986.5    2,990.7
Deferred policy acquisition costs             229.8      121.3
Value of business acquired                  1,438.4    1,601.8
Goodwill (net of accumulated
  amortization of $61.9 at 2001)                 --    2,412.1
Property, plant and equipment (net of
  accumulated depreciation of $56.0 at
  2002 and $33.9 at 2001)                      49.8       66.1
Other assets                                  145.8      149.7
Assets held in separate accounts           28,071.1   32,663.1
                                          ---------  ---------
        Total assets                      $50,410.7  $55,605.2
                                          =========  =========
  LIABILITIES AND SHAREHOLDER'S EQUITY
Policy liabilities and accruals:
  Future policy benefits and claims'
    reserves                              $ 3,305.2  $ 3,996.8
  Unpaid claims and claim expenses             30.0       28.8
  Other policyholder's funds               14,756.0   12,135.8
                                          ---------  ---------
        Total policy liabilities and
          accruals                         18,091.2   16,161.4
  Payables under securities loan
    agreement                                 164.3      488.8
  Current income taxes                         84.5       59.2
  Deferred income taxes                       163.1      153.7
  Other liabilities                         1,573.7    1,624.7
  Liabilities related to separate
    accounts                               28,071.1   32,663.1
                                          ---------  ---------
        Total liabilities                  48,147.9   51,150.9
                                          ---------  ---------
Shareholder's equity:
  Common stock (100,000 shares
    authorized; 55,000 shares issued and
    outstanding, $50.00 per share par
    value)                                      2.8        2.8
  Additional paid-in capital                4,416.5    4,292.4
  Accumulated other comprehensive income      108.3       46.6
  Retained earnings (deficit)              (2,264.8)     112.5
                                          ---------  ---------
        Total shareholder's equity          2,262.8    4,454.3
                                          ---------  ---------
          Total liabilities and
            shareholder's equity          $50,410.7  $55,605.2
                                          =========  =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (Millions)

                                                Accumulated
                                                   Other
                                   Additional  Comprehensive  Retained       Total
                           Common   Paid-in-      Income      Earnings   Shareholder's
                           Stock    Capital       (Loss)      (Deficit)     Equity
                           ------  ----------  -------------  ---------  -------------
Balance at December 31,
  1999                      $2.8    $  431.9       $(44.8)    $  995.8     $ 1,385.7
Comprehensive income:
  Net income                  --          --           --        177.2         177.2
  Other comprehensive
    income net of tax:
      Unrealized gain on
        securities ($79.4
        pretax)               --          --         51.6           --          51.6
                                                                           ---------
Comprehensive income                                                           228.8
Adjustment for purchase
  accounting                  --     3,751.7           --     (1,173.0)      2,578.7
Capital contributions         --       129.5           --           --         129.5
Common stock dividends        --       (10.1)          --           --         (10.1)
Other changes                 --         0.8           --           --           0.8
                            ----    --------       ------     ---------    ---------
Balance at November 30,
  2000                       2.8     4,303.8          6.8           --       4,313.4
Comprehensive income:
  Net income                  --          --           --         12.6          12.6
  Other comprehensive
    income net of tax:
      Unrealized gain on
        securities ($28.7
        pretax)               --          --         18.6           --          18.6
                                                                           ---------
Comprehensive income                                                            31.2
                            ----    --------       ------     ---------    ---------
Balance at December 31,
  2000                       2.8     4,303.8         25.4         12.6       4,344.6
Comprehensive income:
  Net income                  --          --           --         99.9          99.9
  Other comprehensive
    income net of tax:
      Unrealized gain on
        securities ($32.5
        pretax)               --          --         21.2           --          21.2
                                                                           ---------
Comprehensive income                                                           121.1
Return of capital             --       (11.3)          --           --         (11.3)
Other changes                 --        (0.1)          --           --          (0.1)
                            ----    --------       ------     ---------    ---------
Balance at December 31,
  2001                       2.8     4,292.4         46.6        112.5       4,454.3
Comprehensive income:
  Net (loss)                  --          --           --     (2,344.6)     (2,344.6)
  Other comprehensive
    income net of tax:
      Unrealized gain on
        securities ($94.9
        pretax)               --          --         61.7           --          61.7
                                                                           ---------
Comprehensive (loss)                                                        (2,282.9)
Distribution of IA Holdco     --       (27.4)          --        (32.7)        (60.1)
Capital contributions         --       164.3           --           --         164.3
SERP -- transfer              --       (15.1)          --           --         (15.1)
Other changes                 --         2.3           --           --           2.3
                            ----    --------       ------     ---------    ---------
Balance at December 31,
  2002                      $2.8    $4,416.5       $108.3     $(2,264.8)   $ 2,262.8
                            ----    --------       ------     ---------    ---------

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (Millions)

                                                                                           Preacquisition
                                                                                           --------------
                                                                             One month     Eleven months
                                      Year ended           Year ended          ended           ended
                                     December 31,         December 31,     December 31,     November 30,
                                         2002                 2001             2000             2000
                                -----------------------  ---------------  ---------------  --------------
Cash Flows from Operating
  Activities:
Net income (loss)                     $ (2,344.6)          $     99.9         $  12.6        $    177.2
Adjustments to reconcile net
  income to net cash provided
  by operating activities:
  Net amortization or
    (accretion) of discount on
    investments                            115.5                 (1.2)           (2.7)            (32.6)
  Amortization of deferred
    gain on sale                              --                   --              --              (5.7)
  Net realized capital (gains)
    losses                                 101.0                 21.0            (1.8)             37.2
  (Increase) decrease in
    accrued investment income              (10.0)               (13.7)            6.6              (3.1)
  (Increase) decrease in
    premiums due and other
    receivables                            172.7                (95.6)           31.1             (23.7)
  (Increase) decrease in
    policy loans                              --                 10.3             0.1             (25.4)
  (Increase) decrease in
    deferred policy
    acquisition costs                     (108.5)              (121.3)          (12.2)           (136.6)
  (Increase) decrease in value
    of business acquired                   139.4                 13.9              --                --
  Amortization of goodwill                    --                 61.9              --                --
  Impairment of goodwill                 2,412.1                   --              --                --
  Increase (decrease) in
    universal life account
    balances                                  --                 17.6            (3.8)             23.8
  Change in other insurance
    reserve liabilities                    953.7               (136.3)           (5.3)             85.6
  Change in other assets and
    liabilities                             72.8                (68.0)          103.9             (75.2)
  Provision for deferred
    income taxes                            23.6                 89.5           (14.3)             23.1
                                      ----------           ----------         -------        ----------
Net cash provided by (used
  for) operating activities              1,527.7               (122.0)          114.2              44.6
                                      ----------           ----------         -------        ----------
Cash Flows from Investing
  Activities:
  Proceeds from the sale of:
    Fixed maturities available
      for sale                          24,980.4             14,216.7           233.0          10,083.2
    Equity securities                       57.2                  4.4             1.5             118.4
    Mortgages                                2.0                  5.2             0.1               2.1
  Investment maturities and
    collections of:
    Fixed maturities available
      for sale                           1,334.9              1,121.8            53.7             573.1
    Short-term investments              11,796.7              7,087.3             0.4              59.9
  Acquisition of investments:
    Fixed maturities available
      for sale                         (28,105.5)           (16,489.8)         (230.7)        (10,505.5)
    Equity securities                      (81.8)               (50.0)          (27.8)            (17.6)
    Short-term investments             (11,771.3)            (6,991.1)          (10.0)           (113.1)
    Mortgages                             (343.7)              (242.0)             --                --
  (Increase) decrease in
    policy loans                            32.7                   --              --                --
  (Increase) decrease in
    property and equipment                  (5.8)                 7.4             1.9               5.4
  Other, net                               (47.8)                (4.7)            0.3              (4.0)
                                      ----------           ----------         -------        ----------
Net cash provided by (used
  for) investing activities             (2,152.0)            (1,334.8)           22.4             201.9
                                      ----------           ----------         -------        ----------
Cash Flows from Financing
  Activities:
  Deposits and interest
    credited for investment
    contracts                            1,332.5              1,941.5           164.2           1,529.7
  Maturities and withdrawals
    from insurance contracts              (741.4)            (1,082.7)         (156.3)         (1,832.6)
Capital contribution from
  HOLDCO                                      --                   --              --              73.5
Return of capital                             --                (11.3)             --                --
Dividends paid to shareholder                 --                   --              --             (10.1)
Other, net                                  16.6               (105.0)          (73.6)             22.0
                                      ----------           ----------         -------        ----------
Net cash provided by (used
  for) financing activities                607.7                742.5           (65.7)           (217.5)
                                      ----------           ----------         -------        ----------
Net increase (decrease) in
  cash and cash equivalents                (16.6)              (714.3)           70.9              29.0
Effect of exchange rate
  changes on cash and cash
  equivalents                                 --                   --              --               2.0
Cash and cash equivalents,
  beginning of period                       82.0                796.3           725.4             694.4
                                      ----------           ----------         -------        ----------
Cash and cash equivalents, end
  of period                           $     65.4           $     82.0         $ 796.3        $    725.4
                                      ==========           ==========         =======        ==========
Supplemental cash flow
  information:
Income taxes (received) paid,
  net                                 $      6.7           $    (12.3)        $  20.3        $     39.9
                                      ==========           ==========         =======        ==========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    PRINCIPLES OF CONSOLIDATION

    The consolidated financial statements include ING Life Insurance and Annuity Company ("ILAIC" or the "Company") and its wholly-owned subsidiaries, ING Insurance Company of America ("IICA"), ING Financial Advisors, LLC ("IFA"), and through February 28, 2002, Aetna Investment Adviser Holding
    Company, Inc. ("IA Holdco"). The Company is a wholly-owned subsidiary of ING Retirement Holdings, Inc. ("HOLDCO"), which is a wholly-owned subsidiary of ING Retirement Services, Inc. ("IRSI"). IRSI is ultimately owned by ING Groep N.V. ("ING"), a financial services company based in the Netherlands.

    HOLDCO contributed IFA to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999. On February 28, 2002, ILIAC distributed 100% of the stock of IA Holdco to HOLDCO in the form of a $60.1 million dividend distribution. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc. ("Aeltus"). Accordingly, fees earned by Aeltus were not included in Company results subsequent to the dividend date. As a result of this transaction, the Investment Management Services is no longer reflected as an operating segment of the Company.

    On December 13, 2000, ING America Insurance Holdings, Inc. ("ING AIH"), an indirect wholly-owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and Aetna International businesses, for approximately $7,700.0 million. The purchase price was comprised of approximately $5,000.0 million in cash and the assumption of $2,700.0 million of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion Connecticut Holdings Inc. ("Lion"). At the time of the sale, Lion entered into certain transition services agreements with a former related party, Aetna U.S. Healthcare, which was renamed Aetna Inc. ("former Aetna").

    For accounting purposes, the acquisition was recorded as of November 30, 2000 using the purchase method. The effects of this transaction, including the recognition of goodwill, were pushed down and reflected on the financial statements of certain IRSI (a subsidiary of Lion) subsidiaries, including the Company. The Balance Sheet changes related to accounting for this purchase were entirely non-cash in nature and accordingly were excluded from the pre-acquisition Consolidated Statement of Cash Flows for the eleven months ended November 30, 2000.

    The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net increase to assets, excluding the effects of goodwill, of $592.0 million and a net increase to liabilities of $310.6 million. Additionally, the Company established goodwill of $2,297.4 million. Goodwill was amortized over a period of 40 years prior to January 1, 2002.

    The allocation of the purchase price to assets and liabilities was subjected to further refinement throughout 2001 as additional information became available to more precisely estimate the fair values of the Company's respective assets and liabilities at the purchase date. The refinements to the Company's purchase price allocations were as follows:

    The Company completed a full review relative to the assumptions and profit streams utilized in the development of value of business acquired ("VOBA") and determined that certain refinements were necessary. Such refinements resulted in a reduction of VOBA;

    The Company completed the review of the fixed assets that existed at or prior to the acquisition and determined that an additional write down was necessary;

    The Company completed the review of severance actions related to individuals who were employed before or at the acquisition date and determined that an additional severance accrual was necessary;

    The Company completed its valuation of certain benefit plan liabilities and, as a result, reduced those benefit plan liabilities;

    The Company adjusted its reserve for other policyholders' funds in order to conform its accounting policies with those of ING;

    The Company, after giving further consideration to certain exposures in the general market place, determined that a reduction of its investment portfolio carrying value was warranted;

    The Company determined that the establishment of a liability for certain noncancellable operating leases that existed prior to or at the acquisition date but were no longer providing a benefit to the Company's operations, was warranted; and

    The Company determined that the contractual lease payment of one of its operating leases was more than the current market rate, and established a corresponding unfavorable lease liability.

    The net impact of the refinements in purchase price allocations, as described above, resulted in a net decrease to assets, excluding the effects of goodwill, of $236.4 million, a net decrease to liabilities of $59.8 million and a net increase to the Company's goodwill of $176.6 million.

    Unaudited proforma consolidated income from continuing operations and net income of the Company for the period from January 1, 2000 to November 30, 2000, assuming that the acquisition of the Company occurred at the beginning of each period, would have been approximately $118.1 million. The pro forma adjustments, which did not affect revenues, reflect primarily goodwill amortization, amortization of the favorable lease asset and the elimination of amortization of the deferred gain on sale associated with the life business.

    In the fourth quarter of 2001, ING announced its decision to pursue a move to a fully integrated U.S. structure that would separate manufacturing from distribution in its retail and worksite operations to support a more customer-focused business strategy. As a result of the integration, the Company's Worksite Products and Individual Products operating segments were realigned into one reporting segment, U.S. Financial Services ("USFS").

    USFS offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403 and 457, as well as nonqualified deferred compensation plans.

    Annuity contracts may be deferred or immediate (payout annuities). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a menu of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, USFS offers wrapper agreements entered into with retirement plans which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. USFS also offers investment advisory services and pension plan administrative services.

    Investment Management Services, through February 28, 2002, provided: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the ING Series Fund, Inc. (formerly known as the Aetna Series Fund, Inc.), and the ING Variable Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.); distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

    Discontinued Operations included universal life, variable universal life, traditional whole life and term insurance.

    DESCRIPTION OF BUSINESS

    The Company offers annuity contracts that include a variety of funding and payout options for employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, as well as nonqualified deferred. The Company's products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups in the health care, government, educations (collectively "not-for-profit" organizations) and corporate markets. The Company's products generally are sold through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents and financial planners.

    NEW ACCOUNTING STANDARDS

    ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

    In June 2001, the Financial Accounting Standards Board ("FASB") issued FAS No. 142, "Goodwill and Other Intangible Assets," ("FAS No.142"), effective for fiscal years beginning after December 15, 2001. Under FAS No. 142, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests. Other intangible assets are still amortized over their estimated useful lives. The Company adopted the new standard effective January 1, 2002.

    As required under FAS No. 142, the Company completed the first of the required impairment tests as of January 1, 2002. Step one of the impairment test was a screen for potential impairment, while step two measured the amount of the impairment. All of the Company's operations fall under one reporting unit, USFS, due to the consolidated nature of the Company's operations. Step one of the impairment test required the Company to estimate the fair value of the reporting unit and compare the estimated fair value to its carrying value. The Company determined the estimated fair value utilizing a discounted cash flow approach and applying a discount rate equivalent to the Company's weighted average cost of capital. Fair value was determined to be less than carrying value which required the Company to complete step two of the test. In step two, the Company allocated the fair value of the reporting unit determined in step one to the assets and liabilities of the reporting unit resulting in an implied fair value of goodwill of zero.

    The comparison of the fair value amount allocated to goodwill and the carrying value of goodwill resulted in an impairment loss of $2,412.1 million, which represents the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge is shown as a change in accounting principle on the Consolidated Income Statement.

    Application of the nonamortization provision (net of tax) of the new standard resulted in an increase in net income of $61.9 million for the twelve months ended December 31, 2002. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net income would have been as follows:

                                                                          Preacquisition
                                                                          --------------
                                                            One month     Eleven months
                                          Year ended          ended           ended
                                         December 31,     December 31,     November 30,
   (Millions)                                2001             2000             2000
   Reported net income after tax            $ 99.9            $12.6           $177.2
   Add back goodwill amortization, net
     of tax                                   61.9               --               --
   -------------------------------------------------------------------------------------
   Adjusted net income after tax            $161.8            $12.6           $177.2
   =====================================================================================

    ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

    In June 1998, the FASB issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended and interpreted by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement 133, FAS No.138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment of FAS No. 133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001.

    Adoption of FAS No.133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative and embedded derivative holdings.

    The Company utilizes, interest rate swaps, caps and floors, foreign exchange swaps and warrants in order to manage interest rate and price risk (collectively, market risk). These financial exposures are monitored and managed by the Company as an integral part of the overall risk management program. Derivatives are recognized on the balance sheet at their fair value. The Company chose not to designate its derivative instruments as part of hedge transactions.

    Therefore, changes in the fair value of the Company's derivative instruments are recorded immediately in the consolidated statements of income as part of realized capital gains and losses.

    Warrants are carried at fair value and are recorded as either derivative instruments or FAS No. 115 available for sale securities. Warrants that are considered derivatives are carried at fair value if they are readily convertible to cash. The values of these warrants can fluctuate given that the companies that underlie the warrants are non-public companies. At December 31, 2002 and 2001, the estimated value of these warrants, including the value of their effectiveness, in managing market risk, was immaterial. These warrants will be revalued each quarter and the change in the value of the warrants will be included in the consolidated statements of income.

    The Company, at times, may own warrants on common stock which are not readily convertible to cash as they contain certain conditions which preclude their convertibility and therefore, will not be included in assets or liabilities as derivatives. If conditions are satisfied and the underlying stocks become marketable, the warrants would be reclassified as derivatives and recorded at fair value as an adjustment through current period results of operations.

    The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument.

    GUARANTEES

    In November 2002, the FASB issued Interpretation No. 45 ("FIN 45"), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others," to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees. FIN 45 requires entities to disclose additional information of certain guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

    FUTURE ACCOUNTING STANDARDS

    EMBEDDED DERIVATIVES

    The FASB issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS No.133") in 1998 and continues to issue guidance for implementation through its Derivative Implementation Group ("DIG"). DIG recently released a draft of FASB Statement 133 Implementation Issue B36, "Embedded Derivatives:
    Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument" ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain bifurcatable embedded derivatives. The required date of adoption of DIG B36 has not been determined. If the guidance is finalized in its current form, the Company has determined that certain of its existing reinsurance receivables (payables), investments or insurance products contain embedded derivatives that may require bifurcation. The Company has not yet completed its evaluation of the potential impact, if any, on its consolidated financial positions, results of operations, or cash flows.

    FASB INTERPRETATION NO. 46 CONSOLIDATION OF VARIABLE INTEREST ENTITIES

    In January 2003, FASB issued Interpretation No. 46 ("FIN 46"), "Consolidation of Variable Interest Entities" ("VIE"), an interpretation of Accounting Research Bulletin ("ARB") No. 51. This Interpretation addresses consolidation by business enterprises of variable interest entities, which have one or both of the following characteristics: a) insufficient equity investment at risk, or b) insufficient control by equity investors. This guidance is effective for VIEs created after January 31, 2003 and for existing VIEs as of July 1, 2003. An entity with variable interest in VIEs created before February 1, 2003 shall apply the guidance no later than the beginning of the first interim or annual reporting period beginning after June 15, 2003.

    In conjunction with the issuance of this guidance, the Company conducted a review of its involvement with the VIEs and does not believe it has any significant investments or ownership in VIEs.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

    RECLASSIFICATIONS

    Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

    INVESTMENTS

    All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

    The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Management considers the length of time and the extent to which the fair value has been less than amortized cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

    In addition, the Company invests in structured securities that meet the criteria of Emerging Issues Task Force ("EITF") Issue No. 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." Under Issue No. EITF 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the last remeasurement date.

    When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

    Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. Realized gains and losses on the sale of, as well as unrealized capital gains and losses on, investments supporting these products are reflected in other policyholders' funds. Realized capital gains and losses on all other investments are reflected on all other investments are reflected in the Company's results of operations.

    Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

    Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

    Fair values for fixed maturity securities are obtained from independent pricing services or broker/ dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

    The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

    In September 2000, the FASB issued FAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." In accordance with this new standard, general account securities on loan are reflected on the Consolidated Balance Sheet as "Securities pledged to creditors", which includes the following:

                                                Gross       Gross
   December 31, 2002               Amortized  Unrealized  Unrealized    Fair
   (Millions)                        Cost       Gains       Losses     Value
   Total securities pledged to
     creditors                      $154.9       $0.1        $ --      $155.0
   ===========================================================================

                                                Gross       Gross
   December 31, 2001               Amortized  Unrealized  Unrealized    Fair
   (Millions)                        Cost       Gains       Losses     Value
   Total securities pledged to
     creditors                      $466.9       $1.1        $0.8      $467.2
   ===========================================================================

    Total securities pledged to creditors at December 31, 2002 and 2001 consisted entirely of fixed maturity securities.

    The investment in affiliated mutual funds represents an investment in mutual funds managed by the Company and its affiliates, and is carried at fair value.

    Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

    Policy loans are carried at unpaid principal balances, net of impairment reserves.

    Short-term investments, consisting primarily of money market instruments and other fixed maturity securities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

    Reverse dollar repurchase agreement and reverse repurchase agreement transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities. These transactions are reported in "Other Liabilities."

    The Company's use of derivatives is limited to economic hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses.

    On occasion, the Company sells call options written on underlying securities that are carried at fair value. Changes in the fair value of these options are recorded in net realized capital gains or losses.

    DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

    Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. VOBA is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

    The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS No. 60") and FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and Realized Gains and Losses from the Sale of Investments" ("FAS No. 97").

    Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

    Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense margins, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

    DAC and VOBA are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

    Activity for the year-ended December 31, 2002 within VOBA was as follows:

   (Millions)
   Balance at December 31, 2001                        $1,601.8
   Adjustment for unrealized gain (loss)                 (21.9)
   Additions                                              25.0
   Interest accrued at 7%                                 86.8
   Amortization                                         (253.3)
   ------------------------------------------------------------
   Balance at December 31, 2002                        $1,438.4
   ============================================================

    The estimated amount of VOBA to be amortized, net of interest, over the next five years is $105.6 million, $102.1 million, $101.9 million, $91.5 million and $88.3 million for the years 2003, 2004, 2005, 2006 and 2007, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

    As part of the regular analysis of DAC/VOBA, at the end of third quarter 2002, the Company unlocked its assumptions by resetting its near-term and long-term assumptions for the separate account returns to 9% (gross before fund management fees and mortality and expense and other policy charges), reflecting a blended return of equity and other sub-accounts. This unlocking adjustment was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. In 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $45.6 million before tax, or $29.7 million, net $15.9 million of federal income tax benefit.

    POLICY LIABILITIES AND ACCRUALS

    Future policy benefits and claims reserves include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

    Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience.

    Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

    Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.

    Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.0% to 12.3% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No.115 for experience-rated contracts. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

    Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

    REVENUE RECOGNITION

    For certain annuity contracts, fee income for the cost of insurance, expenses, and other fees are recorded as revenue in and are included in the fee income line on the Income Statements assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue but are included in the other policyholders' funds line on the Balance Sheets. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Income Statements.

    SEPARATE ACCOUNTS

    Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

    Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

    Separate Account assets are carried at fair value. At December 31, 2002 and 2001, unrealized gains of $29.7 million and of $10.8 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

    Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.0% to 10.0% in 2002 and 3.0% to 14.0% in 2001.

    Separate Account assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

    REINSURANCE

    The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets. Of the reinsurance recoverable on the Balance Sheets, $3.0 billion at both December 31, 2002 and 2001 is related to the reinsurance recoverable from Lincoln arising from the sale of the Company's domestic life insurance business.

    INCOME TAXES

    The Company files a consolidated federal income tax return with its subsidiary IICA. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.  INVESTMENTS

    Fixed maturities available for sale as of December 31 were as follows:

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   2002 (Millions)                   Cost       Gains       Losses       Value
   U.S. government and government
     agencies and authorities      $   74.2     $  2.9      $  --      $    77.1

   States, municipalities and
     political subdivisions            10.2        2.5         --           12.7

   U.S. corporate securities:
       Public utilities               627.6       28.1        6.4          649.3
       Other corporate securities   7,742.6      543.5       33.1        8,253.0
   ------------------------------------------------------------------------------
     Total U.S. corporate
       securities                   8,370.2      571.6       39.5        8,902.3
   ------------------------------------------------------------------------------

   Foreign securities:
       Government                     336.9       18.2        6.6          348.5
       Other                          148.0        8.4        1.2          155.2
   ------------------------------------------------------------------------------
     Total foreign securities         484.9       26.6        7.8          503.7
   ------------------------------------------------------------------------------
   Mortgage-backed securities       5,374.2      167.1       34.0        5,507.3
   Other asset-backed securities      882.4       47.0       10.5          918.9
   ------------------------------------------------------------------------------
   Total fixed maturities,
     including fixed maturities
     pledged to creditors          15,196.1      817.7       91.8       15,922.0
   Less: Fixed maturities pledged
     to creditors                     154.9        0.1         --          155.0
   ------------------------------------------------------------------------------

   Fixed maturities                $15,041.2    $817.6      $91.8      $15,767.0
   ==============================================================================

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   2001 (Millions)                   Cost       Gains       Losses       Value
   U.S. government and government
     agencies and authorities      $  391.0     $ 11.0      $ 4.2      $   397.8

   States, municipalities and
     political subdivisions           173.7        7.7         --          181.4

   U.S. corporate securities:
     Public utilities                 268.5        6.5        7.9          267.1
     Other corporate securities     6,138.8      203.0       62.6        6,279.2
   ------------------------------------------------------------------------------
   Total U.S. corporate
     securities                     6,407.3      209.5       70.5        6,546.3
   ------------------------------------------------------------------------------

   Foreign securities:
     Government                       153.2        5.2        0.9          157.5
   ------------------------------------------------------------------------------
     Total foreign securities         153.2        5.2        0.9          157.5
   ------------------------------------------------------------------------------
     Mortgage-backed securities     4,513.3       90.1       15.9        4,587.5
     Other asset-backed
       securities                   2,077.6       67.1        8.1        2,136.6
   ------------------------------------------------------------------------------
   Total fixed maturities,
     including fixed maturities
     pledged to creditors          13,716.1      390.6       99.6       14,007.1
   Less: Fixed maturities pledged
     to creditors                     466.9        1.1        0.8          467.2
   ------------------------------------------------------------------------------
   Fixed maturities                $13,249.2    $389.5      $98.8      $13,539.9
   ==============================================================================

    At December 31, 2002 and 2001, net unrealized appreciation of $725.9 million and $291.0 million, respectively, on available-for-sale fixed maturities including fixed maturities pledged to creditors included
    $563.1 million and $233.0 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in other policyholders' funds.

    The amortized cost and fair value of total fixed maturities for the year-ended December 31, 2002 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                             Amortized    Fair
   (Millions)                                  Cost       Value
   Due to mature:
     One year or less                        $     --   $      --
     After one year through five years        1,826.6     1,907.8
     After five years through ten years       3,455.2     3,673.3
     After ten years                          3,657.7     3,914.7
     Mortgage-backed securities               5,374.2     5,507.3
     Other asset-backed securities              882.4       918.9
   Less: Fixed maturities securities
     pledged to creditor                        154.9       155.0
   --------------------------------------------------------------
   Fixed maturities                          $15,041.2  $15,767.0
   ==============================================================

    At December 31, 2002 and 2001, fixed maturities with carrying values of $10.5 million and $9.0 million, respectively, were on deposit as required by regulatory authorities.

    The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2002 or 2001.

    The Company has various categories of CMOs that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2002 and 2001, approximately 5.5% and 3.0%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest-only or principal-only strips).

    Investments in equity securities as of December 31 were as follows:

   (Millions)                                 2002   2001
   Amortized Cost                            $238.3  $52.2
   Gross unrealized gains                        --    4.5
   Gross unrealized losses                      2.9    6.4
   -------------------------------------------------------
   Fair Value                                $235.4  $50.3
   =======================================================

    Beginning in April 2001, the Company entered into reverse dollar repurchase agreement and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and the repurchase obligation is reported as borrowed money in "Other Liabilities" on the Consolidated Balance Sheets. The repurchase obligation totaled $1.3 billion at December 31, 2002. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2002. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

    IMPAIRMENTS

    During 2002, the Company determined that fifty-six fixed maturity securities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $106.4 million to reduce the carrying value of the fixed maturity securities to their combined fair value of $124.7 million. During 2001, the Company determined that fourteen fixed maturity securities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $51.8 million to reduce the carrying value of the fixed maturities to their value of $10.5 million.

3.  FINANCIAL INSTRUMENTS

    ESTIMATED FAIR VALUE

    The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments." FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

    FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

    The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

    FIXED MATURITIES: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

    EQUITY SECURITIES: Fair values of these securities are based upon quoted market value.

    MORTGAGE LOANS ON REAL ESTATE: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

    CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amounts for these assets approximate the assets' fair values.

    OTHER FINANCIAL INSTRUMENTS REPORTED AS ASSETS: The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.

    INVESTMENT CONTRACT LIABILITIES (INCLUDED IN OTHER POLICYHOLDERS' FUNDS):

    WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

    WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

    The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2002 and 2001 were as follows:

                                            2002                    2001
                                   ----------------------  ----------------------
                                    Carrying      Fair      Carrying      Fair
   (Millions)                        Value       Value       Value       Value
   Assets:
     Fixed maturity securities     $ 15,767.0  $ 15,767.0  $ 13,539.9  $ 13,539.9
     Equity securities                  235.4       235.4        50.3        50.3
     Mortgage loans                     576.6       632.6       241.3       247.7
     Policy loans                       296.3       296.3       329.0       329.0
     Short term investments               6.2         6.2        31.7        31.7
     Cash and cash equivalents           65.4        65.4        82.0        82.0
   Liabilities:
     Investment contract
       liabilities:
     With a fixed maturity           (1,129.8)   (1,121.4)   (1,021.7)     (846.5)
     Without a fixed maturity       (10,783.6)  (10,733.8)  (11,114.1)  (10,624.3)
   ------------------------------------------------------------------------------

    Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

    DERIVATIVE FINANCIAL INSTRUMENTS

    INTEREST RATE FLOORS

    Interest rate floors are used to manage the interest rate risk in the Company's bond portfolio. Interest rate floors are purchased contracts that provide the Company with an annuity in a declining interest rate environment. The Company had no open interest rate floors at December 31, 2002 or 2001.

    INTEREST RATE CAPS

    Interest rate caps are used to manage the interest rate risk in the Company's bond portfolio. Interest rate caps are purchased contracts that provide the Company with an annuity in an increasing interest rate environment. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2002 were $256.4 million, $0.7 million and $0.7 million, respectively. The Company did not have interest rate caps at December 31, 2001.

    INTEREST RATE SWAPS

    Interest rate swaps are used to manage the interest rate risk in the Company's bond portfolio and well as the Company's liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2002 were $400.0 million, $(6.8) million and $(6.8) million, respectively. The Company did not have interest rate swaps at December 31, 2001.

    FOREIGN EXCHANGE SWAPS

    Foreign exchange swaps are used to reduce the risk of a change in the value, yield or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2002 were $49.4 million, $(0.5) million and $(0.5) million, respectively. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2001 were 25.0 million, $0.7 million and $0.7 million, respectively.

    EMBEDDED DERIVATIVES

    The Company also had investments in certain fixed maturity instruments that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The estimated fair value of the embedded derivatives within such securities as of December 31, 2002 and 2001 was $(1.4) and $(15.5) million, respectively.

4.  NET INVESTMENT INCOME

    Sources of net investment income were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Fixed maturities                   $  964.1          $887.2            $70.3           $768.9
   Nonredeemable preferred stock           3.9             1.5              1.8              9.5
   Investment in affiliated
     mutual funds                           --             7.2              0.5              2.1
   Mortgage loans                         23.3             5.9              0.1              0.5
   Policy loans                            8.7             8.9              0.7              7.9
   Cash equivalents                        1.7            18.2              4.4             50.3
   Other                                  23.4            15.9              2.6             13.1
   -------------------------------------------------------------------------------------------------
   Gross investment income             1,025.1           944.8             80.4            852.3
   Less: investment expenses              65.6            56.4              1.8             18.5
   -------------------------------------------------------------------------------------------------
   Net investment income              $  959.5          $888.4            $78.6           $833.8
   =================================================================================================

    Net investment income includes amounts allocable to experience rated contractholders of $766.9 million for the year-ended December 31, 2002, $704.2 million for the year-ended December 31, 2001, and $55.9 million and $622.2 million for the one and eleven month periods ended December 31, 2000 and November 30, 2000, respectively. Interest credited to contractholders is included in future policy benefits and claims reserves.

5.  DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

    In conjunction with the sale of Aetna, Inc. to ING AIH, the Company was restricted from paying any dividends to its parent for a two year period from the date of sale without prior approval by the Insurance Commissioner of the State of Connecticut. This restriction expired on December 13, 2002. The Company did not pay dividends to its parent in 2002 or 2001.

    The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States of America. Statutory net income
    (loss) was $148.8 million, $(92.3) million and $100.6 million for the years-ended December 31, 2002, 2001, and 2000, respectively. Statutory capital and surplus was $1,006.0 million and $826.2 million as of December 31, 2002 and 2001, respectively.

    As of December 31, 2002, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

    For 2001, the Company was required to implement statutory accounting changes ("Codification") ratified by the National Association of Insurance Commissioners ("NAIC") and state insurance departments. The cumulative effect of Codification to the Company's statutory surplus as of January 1, 2001 was a decrease of $12.5 million.

6.  CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

    Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital gains (losses) on investments were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Fixed maturities                    $ (97.5)         $(20.6)           $1.2            $(36.3)
   Equity securities                      (3.5)           (0.4)            0.6              (0.9)
   -------------------------------------------------------------------------------------------------
   Pretax realized capital gains
     (losses)                          $(101.0)         $(21.0)           $1.8            $(37.2)
   =================================================================================================
   After-tax realized capital
     gains (losses)                    $ (58.3)         $(13.7)           $1.3            $(24.3)
   =================================================================================================

    Net realized capital gains (losses) of $63.6 million, $117.0 million, $0.9 million and $(17.7) million for the years ended December 31, 2002 and 2001, the one month period ended December 31, 2000 and the eleven month period ended November 30, 2000, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in other policyholders' funds. Net unamortized gains (losses) allocable to experienced-rated contractholders were $199.3 million, $172.7 million, $(2.5) million and $47.6 million at December 31, 2002 and 2001, the one month ended December 31, 2000 and the eleven months ended November 30, 2000, respectively.

    Proceeds from the sale of total fixed maturities and the related gross gains and losses (excluding those related to experience-related contractholders) were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Proceeds on sales                  $24,980.4        $14,216.7         $233.0          $10,083.2
   Gross gains                            276.7             57.0            1.2                2.5
   Gross losses                           374.2             77.6             --               38.8
   -------------------------------------------------------------------------------------------------

    Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors and excluding those related to experience-rated contractholders) were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Fixed maturities                    $104.8            $24.0            $24.5           $ 67.6
   Equity securities                     (1.6)             2.0             (1.5)            (4.0)
   Other investments                     (8.3)             6.5              5.7            (15.8)
   -------------------------------------------------------------------------------------------------
     Subtotal                            94.9             32.5             28.7             79.4
     Increase in deferred income
       taxes                             33.2             11.3             10.1             27.8
   -------------------------------------------------------------------------------------------------
     Net changes in accumulated
       other comprehensive income
       (loss)                          $ 61.7            $21.2            $18.6           $ 51.6
   =================================================================================================

    Net unrealized capital gains (losses) allocable to experience-rated contracts of $563.1 million and $233.0 million at December 31, 2002 and 2001, respectively, are reflected on the Consolidated Balance Sheets in other policyholders' funds and are not included in shareholder's equity.

    Shareholder's equity included the following accumulated other comprehensive income (loss), which is net of amounts allocable to experience-rated contractholders:

                                                                                      Preacquisition
                                                                                      --------------
                                        As of            As of            As of           As of
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
     Net unrealized capital gains
       (losses):
     Fixed maturities                  $162.8            $58.0            $34.0           $ 9.5
     Equity securities                   (3.5)            (1.9)            (3.9)           (2.4)
     Other investments                    7.3             15.6              9.1             3.4
   -------------------------------------------------------------------------------------------------
                                        166.6             71.7             39.2            10.5
   Deferred income taxes                 58.3             25.1             13.8             3.7
   -------------------------------------------------------------------------------------------------
   Net accumulated other
     comprehensive income              $108.3            $46.6            $25.4           $ 6.8
   =================================================================================================

    Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Unrealized holding gains
     (losses) arising the year
     (1)                               $(127.4)         $  8.3            $18.6            $51.4
   Less: reclassification
     adjustment for gains
     (losses) and other items
     included in net income (2)           65.7           (12.9)              --             (0.2)
   -------------------------------------------------------------------------------------------------
   Net unrealized gains (losses)
     on securities                     $  61.7          $ 21.2            $18.6            $51.6
   =================================================================================================

   (1) Pretax unrealized holding gains (losses) arising during the year were $196.0 million, $12.7 million, $28.6 million and $79.4 million for the years ended December 31, 2002 and 2001, the one month ended December 31, 2000 and the eleven months ended November 31, 2000, respectively.
   (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $101.0 million, $(19.8) million and $(0.1) million for the years ended December 31, 2002 and 2001, and the eleven months ended November 30, 2000, respectively. There were no pretax reclassification adjustments for gains (losses) and other items included in net income for the one month ended December 31, 2000.

7.  SEVERANCE

    In December 2001, ING announced its intentions to further integrate and streamline the U.S.-based operations of ING Americas (a business division of ING which includes the Company) in order to build a more customer-focused organization. In connection with these actions, the Company recorded a charge of $29.2 million pretax. The severance portion of this charge
    ($28.4 million pretax) is based on a plan to eliminate 580 positions (primarily operations, information technology and other administrative/staff support personnel). Severance actions are expected to be substantially complete by March 31, 2003. The facilities portion ($0.8 million pretax) of the charge represents the amount to be incurred by the Company to terminate a contractual lease obligation.

    Activity for the year ended December 31, 2002 within the severance liability and positions eliminated related to such actions were as follows:

   (Millions)                                Severance Liability  Positions
   Balance at December 31, 2001                    $ 28.4              580
   Actions taken                                    (19.2)            (440)
   ------------------------------------------------------------------------
   Balance at December 31, 2002                    $  9.2              140
   ========================================================================

8.  INCOME TAXES

    The Company files a consolidated federal income tax return with IICA. The Company has a tax allocation agreement with IICA whereby the Company charges its subsidiary for taxes it would have incurred were it not a member of the consolidated group and credits the member for losses at the statutory tax rate.

    Income taxes from continuing operations consist of the following:

                                                                                   Preacquisition
                                                                                   --------------
                                                                     One month     Eleven months
                                  Year ended       Year ended          ended           ended
                                 December 31,     December 31,     December 31,     November 30,
(Millions)                           2002             2001             2000             2000
Current taxes (benefits):
  Federal                           $ 28.9           $  3.2            $ 9.4           $  5.3
  State                                1.8              2.2              0.2              2.6
  Net realized capital gains
    (losses)                          11.5             16.1              0.3            (11.5)
-------------------------------------------------------------------------------------------------
    Total current taxes
      (benefits)                      42.2             21.5              9.9             (3.6)
-------------------------------------------------------------------------------------------------
Deferred taxes (benefits):
  Federal                             30.6             89.3             (4.3)            83.2
  Net realized capital gains
    (losses)                         (54.2)           (23.4)             0.3             (1.5)
-------------------------------------------------------------------------------------------------
    Total deferred taxes
      (benefits)                     (23.6)            65.9             (4.0)            81.7
-------------------------------------------------------------------------------------------------
Total income tax expense            $ 18.6           $ 87.4            $ 5.9           $ 78.1
=================================================================================================

    Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

                                                                                   Preacquisition
                                                                                   --------------
                                                                     One month     Eleven months
                                  Year ended       Year ended          ended           ended
                                 December 31,     December 31,     December 31,     November 30,
(Millions)                           2002             2001             2000             2000
Income from continuing
  operations before income
  taxes and cumulative effect
  of change in accounting
  principle                          $86.1           $187.3            $18.5           $249.6
Tax rate                                35%              35%              35%              35%
-------------------------------------------------------------------------------------------------
Application of the tax rate           30.1             65.6              6.4             87.4
Tax effect of:
  State income tax, net of
    federal benefit                    1.2              1.4              0.1              1.7
  Excludable dividends                (5.3)            (1.8)            (0.9)           (12.6)
  Goodwill amortization                 --             21.6               --               --
  Transfer of mutual fund
    shares                            (6.7)              --               --               --
  Other, net                          (0.7)             0.6              0.3              1.6
-------------------------------------------------------------------------------------------------
Income taxes                         $18.6           $ 87.4            $ 5.9           $ 78.1
=================================================================================================

    The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

   (Millions)                                 2002     2001
   Deferred tax assets:
     Deferred policy acquisition costs       $    --  $  11.7
     Insurance reserves                        269.8    286.9
     Unrealized gains allocable to
       experience rated contracts              197.1     81.5
     Investment losses                          69.7     36.7
     Postretirement benefits                    29.5     26.3
     Deferred compensation                      58.6     52.0
     Other                                      19.5     27.7
   ----------------------------------------------------------
   Total gross assets                          644.2    522.8
   ----------------------------------------------------------

   Deferred tax liabilities:
     Value of business acquired                509.7    558.5
     Market discount                             4.1      4.6
     Net unrealized capital gains              255.4    106.6
     Depreciation                                3.8      5.1
     Deferred policy acquisition costs          29.2       --
     Other                                       5.1      1.7
   ----------------------------------------------------------
   Total gross liabilities                     807.3    676.5
   ----------------------------------------------------------
   Net deferred tax liability                $(163.1) $(153.7)
   ==========================================================

    Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

    The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2002. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

    The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company through 1997. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1998 through 2000.

9.  BENEFIT PLANS

    Prior to December 31, 2001, ILIAC, in conjunction with ING, had a qualified defined benefit pension plan covering substantially all employees ("Transition Pension Plan"). The Transition Pension Plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. Contributions were determined using the Projected Unit Credit Method and were limited to the amounts that are tax-deductible. The accumulated benefit obligation and plan assets were recorded by ILIAC.

    As of December 31, 2001, the Transition Pension Plan merged into the ING Americas Retirement Plan ("ING Pension Plan"), which is sponsored by ING North America Insurance Corporation ("ING North America"), an affiliate of ILIAC. The ING Pension Plan covers substantially all U.S. employees. Accordingly, the Company transferred $17.4 million of net assets ($11.3 million after tax) related to the movement of the Transition Pension Plan to ING North America. The Company reported this transfer of net assets as a $11.3 million reduction in paid in capital. The new plan's benefits are based on years of service and the employee's average annual compensation during the last five years of employment. Contributions are determined using the Projected Unit Credit Method and are limited to the amounts that are tax-deductible. The costs allocated to the Company for its members' participation in the ING Pension Plan were $6.0 million for 2002.

    The benefit obligations and the funded status for the Company's qualified pension plan over the period ended December 31 are presented below:

   (Millions)                                           2001
   Change in benefit obligation:
     Benefit obligation at January 1                   $ 135.1
     Service cost                                          9.4
     Interest cost                                        10.3
     Actuarial loss                                       (0.7)
     Plan amendments                                       4.0
     Curtailments/settlements                              0.4
     Benefits paid                                        (3.0)
     Effect of transfer of assets                       (155.5)
   -----------------------------------------------------------
   Benefit obligation at December 31                   $    --
   ===========================================================
   Funded status:
     Funded status at December 31                      $  (4.3)
     Unrecognized past service cost                        3.4
     Unrecognized net loss                                20.4
     Transfer of funded status to the parent             (19.5)
   -----------------------------------------------------------
   Net amount recognized                               $    --
   ===========================================================

    The reconciliation of the plan assets for the year ended December 31 is presented below:

   (Millions)                                           2001
   Fair value of plan assets at January 1              $ 160.7
   Actual return on plan assets                           (6.4)
   Benefits paid                                          (3.0)
   Effect of transfer of assets                         (151.3)
   -----------------------------------------------------------
   Fair value of plan assets at December 31            $    --
   ===========================================================

    The net periodic benefit cost for the year ended December 31 is presented below:

   (Millions)                                           2001
   Service cost                                        $  9.4
   Interest cost                                         10.2
   Expected return on assets                            (14.6)
   ----------------------------------------------------------
   Net periodic benefit cost                           $  5.0
   ==========================================================

    The weighted average discount rate, expected rate of return on plan assets, and rate of compensation increase was 7.5%, 9.3%, and 4.5% for 2001.

    POSTRETIREMENT BENEFIT PLANS

    In addition to providing pension benefits, ILIAC, in conjunction with ING, provides certain health care and life insurance benefits for retired employees and certain agents. Retired employees are generally required to contribute to the plans based on their years of service with the Company. The following tables summarize the benefit obligations and the funded status for retired agents' and retired employees' postretirement benefits over the periods ended December 31:

   (Millions)                                 2002    2001
   Change in benefit obligation:
     Benefit obligation at January 1         $ 25.4  $ 19.1
     Service cost                               0.5     0.7
     Interest cost                              1.5     1.7
     Actuarial (gain) loss                      4.0     1.4
     Acquisitions                                --     3.7
     Plan amendments                           (6.5)     --
     Benefits paid                             (1.2)   (1.2)
   --------------------------------------------------------
   Benefit obligation at December 31         $ 23.7  $ 25.4
   ========================================================
   Funded status:
     Funded status at December 31            $(23.7) $(25.4)
     Unrecognized past service cost            (3.6)     --
     Unrecognized net loss                      5.4     1.4
   --------------------------------------------------------
   Net amount recognized                     $(21.9) $(24.0)
   ========================================================

    The weighted-average discount rate assumption for retired agents' and retired employees postretirement benefits was 6.8% for 2002 and 7.5% for 2001.

    The medical health care cost trend rates were 10.0%, decreasing to 5.0% by 2008 for 2002; and 8.5%, gradually decreasing to 5.5% by 2007 for 2001. Increasing the health care trend rate by 1% would increase the benefit obligation by $1.6 million. Decreasing the health care trend rate by 1% would decrease the benefit obligation by $1.4 million as of December 31, 2002.

    Net periodic benefit costs were as follows:

                                                                                   Preacquisition
                                                                                   --------------
                                                                     One month     Eleven months
                                  Year ended       Year ended          ended           ended
                                 December 31,     December 31,     December 31,     November 30,
(Millions)                           2002             2001             2000             2000
Service cost                         $ 0.5            $0.7             $ --             $0.2
Interest cost                          1.5             1.7              0.1              1.2
Actuarial (gain) loss                   --              --               --              0.2
Unrecognized past service cost        (2.9)             --               --               --
-------------------------------------------------------------------------------------------------
Net periodic benefit cost            $(0.9)           $2.4             $0.1             $1.2
=================================================================================================

    There were no gains or losses resulting from curtailments or settlements of the postretirement benefit plans during 2002, 2001 or 2000.

    NON-QUALIFIED DEFINED BENEFIT PENSION PLANS

    Prior to December 31, 2001, ILIAC, in conjunction with ING, had a non-qualified defined benefit pension plan covering certain eligible employees. The plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. As of December 31, 2001, ILIAC, in conjunction with ING, has a non-qualified defined benefit pension plan providing benefits to certain eligible employees based on years of service and the employee's average annual compensation during the last five years of employment, which was assumed at December 31, 2002 to increase at an annual rate of 3.8%. Contributions are determined using the Projected Unit Credit Method. ILIAC, in conjunction with ING, also has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings.

    During 2002, liabilities, net of tax, totaling $15.1 million were allocated to the Company related to a Supplemental Excess Retirement Plan ("SERP") that covers certain employees of ING Life Insurance Company of America and Aeltus, affiliates of the Company.

    The following tables summarize the benefit obligations and the funded status for the Company's non-qualified pension plans for the periods ended
    December 31, 2002 and 2001. These tables have been presented, for comparison purposes, as though the SERP transfer had occurred as of January 1, 2001. The accompanying consolidated balance sheet and income statement do not reflect the SERP transfer until 12/31/02:

   (Millions)                                 2002     2001
   Change in benefit obligation:
     Benefit obligation at January 1         $  95.3  $  88.7
     Service cost                                 --      4.4
     Interest cost                               6.8      7.1
     Actuarial (gain) loss                       5.7      0.7
     Plan amendments                             4.5     (4.1)
     Benefits paid                              (5.5)    (1.5)
   ----------------------------------------------------------
   Benefit obligation at December 31         $ 106.8  $  95.3
   ==========================================================
   Funded status:
     Funded status at December 31            $(106.8) $ (95.3)
     Unrecognized past service cost              0.8      1.2
     Unrecognized net loss (gain)                6.4     (7.1)
   ----------------------------------------------------------
   Net amount recognized                     $ (99.6) $(101.2)
   ==========================================================

    At December 31, 2002 and 2001, the accumulated benefit obligation was $43.8 million and $27.3 million, respectively.

    The weighted-average discount rate assumption for Agents' and employees' non-qualified pension plans was 6.8%, and 3.8% for 2002 and 7.5% and 5.3% for 2001.

    Net periodic benefit costs were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                        One month     Eleven months
                                     Year ended       Year ended          ended           ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Service cost                         $ 6.8            $ 4.4            $ 0.3           $ 2.1
   Interest cost                           --              7.1              0.3             3.8
   Actuarial (gain) loss                   --               --               --             0.2
   Return on plan assets                   --               --             (0.3)           (3.2)
   Unrecognized past service cost        (0.3)              --               --            (0.1)
   -------------------------------------------------------------------------------------------------
   Net periodic benefit cost            $ 6.5            $11.5            $ 0.3           $ 2.8
   =================================================================================================

    There was a curtailment of $2.6 million in 2002. There were no gains or losses resulting from curtailments or settlements of the non-qualified pension plans during 2000.

    ING SAVINGS AND INVESTMENT PLANS

    ILIAC, in conjunction with ING, also has a Savings Plan. Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in a variety of financial instruments, are matched up to 6.0% of compensation by ING. Pretax charges to operations for the incentive savings plan were $6.8 million, $11.0 million, and $9.0 million in 2002, 2001, and 2000, respectively.

    ILIAC, in conjunction with former Aetna, had a stock incentive plan that provided for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to employees. Certain executive, middle management and non-management employees were granted options to purchase common stock of former Aetna at or above the market price on the date of grant. Options generally became 100% vested three years after the grant was made, with one-third of the options vesting each year. The former Aetna did not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives were, from time to time, granted incentive units which were rights to receive common stock or an equivalent value in cash. The sale of the Company to ING AIH by former Aetna caused all outstanding stock options to vest immediately.

    The costs to the Company associated with the former Aetna stock plans for 2001 and 2000 were $1.8 million and $2.7 million, respectively.

10. RELATED PARTY TRANSACTIONS

    INVESTMENT ADVISORY AND OTHER FEES

    ILIAC and Aeltus serve as investment advisors and administrators to the Company's mutual funds and variable funds (collectively, the Funds). Company mutual funds pay Aeltus or ILIAC, as investment advisor or administrator, a daily fee which, on an annual basis, ranged, depending on the fund, from 0.1% to 0.5% of their average daily net assets. All of the funds managed by ILIAC and certain of the funds managed by Aeltus are subadvised by investment advisors, in which case, Aeltus or ILIAC pays a subadvisory fee to the investment advisors. The Company is also compensated by the separate accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from the Company mutual funds and separate accounts, included in fee income amounted to $391.8 million, $421.7 million and $506.3 million in 2002, 2001 and 2000, respectively.

    RECIPROCAL LOAN AGREEMENT

    ILIAC maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, ILIAC and ING AIH can borrow up to 3% of ILIAC's statutory admitted assets as of the preceding December 31 from one another. Interest on any ILIAC borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense of $0.1 million for the years ended December 31, 2002 and 2001, and earned interest income of $2.1 million and $3.3 million for the years ended December 31, 2002 and 2001, respectively. At December 31, 2002, ILIAC had no receivables and no outstanding borrowings from ING AIH under this agreement.

    CAPITAL TRANSACTIONS

    In 2002, the company received capital contributions in the form of investments in affiliated mutual funds of $164.3 million from HOLDCO. The Company did not receive capital contributions in 2001.

    OTHER

    Premiums due and other receivables include $0.1 million and $1.0 million due from affiliates at December 31, 2002 and 2001, respectively. Other liabilities include $1.3 million and $0.6 million due to affiliates for the years ended December 31, 2002 and 2001, respectively.

11. REINSURANCE

    At December 31, 2002, the Company had reinsurance treaties with six unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders.

    Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

    Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual life insurance business, with the exception of certain supplemental contracts with reserves of $66.2 million and $69.9 million as of December 31, 2002 and 2001, respectively, was sold to Lincoln.

    On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $19.6 million and $24.1 million were maintained for this contract as of December 31, 2002 and 2001, respectively.

    The effect of reinsurance on premiums and recoveries was as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                        One month     Eleven months
                                     Year ended       Year ended          ended           ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Direct Premiums Federal             $ 97.3           $112.3            $17.2           $143.2
   Reinsurance assumed                    9.7              0.6              0.1              0.8
   Reinsurance ceded                      8.3             (1.3)             0.8              6.3
   -------------------------------------------------------------------------------------------------
   Net Premiums                          98.7            114.2             16.5            137.7
   -------------------------------------------------------------------------------------------------
   Reinsurance Recoveries              $317.6           $363.7            $44.5           $371.6
   =================================================================================================

12. COMMITMENTS AND CONTINGENT LIABILITIES

    LEASES

    For the year ended December 31, 2002 rent expense for leases was $18.1 million. The future net minimum payments under noncancelable leases for the years ended December 31, 2003 through 2007 are estimated to be $17.5 million, $15.7 million, $14.9 million, $13.6 million and $12.1 million, respectively, and $0.2 million, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

    COMMITMENTS

    Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2002 and 2001, the Company had off-balance sheet commitments to purchase investments of $236.7 million with an estimated fair value of $236.7 million and $92.7 million with an estimated fair value of $92.7 million, respectively.

    LITIGATION

    The Company is a party to threatened or pending lawsuits arising, from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have materially adverse effect on the Company's operations or financial position.

13. SEGMENT INFORMATION

    The Company's realignment of Worksite Products and Individual Products operating segments into one reporting segment (USFS) is reflected in the restated summarized financial information for December 31, 2001 and 2000 in the table below. Effective with the third quarter of 2002, items that were previously not allocated back to USFS but reported in Other are now allocated to USFS and reported in the restated financial information for the period ending December 31, 2001 and 2000.

    Summarized financial information for the Company's principal operations for December 31, were as follows:

                                                   Non-Operating
                                                     Segments
                                              -----------------------
                                               Investment
                                               Management
   (Millions)                      USFS (1)   Services (2)  Other (3)    Total

               2002
   ------------------------------
     Revenues from external
       customers                   $  507.2      $ 19.2      $ (9.5)   $   516.9
     Net investment income            959.2         0.2         0.1        959.5
   ------------------------------------------------------------------------------
   Total revenue excluding net
     realized capital gains
     (losses)                      $1,466.4      $ 19.4      $ (9.4)   $ 1,476.4
   ==============================================================================
     Operating earnings (4)        $  121.1      $  4.7      $   --    $   125.8
     Cumulative effect of
       accounting change           (2,412.1)         --          --     (2,412.1)
     Net realized capital losses,
       net of tax                     (58.3)         --          --        (58.3)
   ------------------------------------------------------------------------------
   Net income (loss)               $(2,349.3)    $  4.7          --    $(2,344.6)
   ==============================================================================

               2001
   ------------------------------
     Revenues from external
       customers                   $  585.0      $119.6      $(37.0)   $   667.6
     Net investment income            885.5         1.7         1.2        888.4
   ------------------------------------------------------------------------------
   Total revenue excluding net
     realized capital gains
     (losses)                      $1,470.5      $121.3      $(35.8)   $ 1,556.0
   ==============================================================================
     Operating earnings (4)        $   86.2      $ 27.4      $   --    $   113.6
     Net realized capital gains,
       net of tax                     (13.8)        0.1          --        (13.7)
   ------------------------------------------------------------------------------
   Net income                      $   72.4      $ 27.5      $   --    $    99.9
   ==============================================================================

                                                   Non-Operating
                                                     Segments
                                              -----------------------
                                               Investment
                                               Management
   (Millions)                      USFS (1)   Services (2)  Other (3)    Total
               2000
   ------------------------------
     Revenues from external
       customers                   $  692.1      $138.2      $(53.0)   $   777.3
     Net investment income            905.8         2.8         3.8        912.4
   ------------------------------------------------------------------------------
   Total revenue excluding net
     realized capital gains
     (losses)                      $1,597.9      $141.0      $(49.2)   $ 1,689.7
   ==============================================================================
     Operating earnings (4)        $  197.4      $  9.7      $   --    $   207.1
     Net realized capital gains,
       net of tax                     (23.1)        0.1          --        (23.0)
   ------------------------------------------------------------------------------
   Net income from continuing
     operations                    $  174.3      $  9.8      $   --    $   184.1
   ==============================================================================

   (1) USFS includes deferred annuity contracts that fund defined contribution and deferred compensation plans, immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a menu of investment options; wrapper agreements containing certain benefit responsive guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. USFS also includes deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both.
   (2) Investment Management Services include: investment advisory services to affiliated and unaffiliated institutional and retail clients; underwriting; distribution for Company mutual funds and a former affiliate's separate ccounts; and trustee, administrative and other services to retirement plans. On February 28, 2002, IA Holdco and its subsidiaries, which comprised this segment, were distributed to HOLDCO (refer to Note 1).
   (3) Other includes consolidating adjustments between USFS and Investment Management Services.
   (4) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace net income as a measure of profitability.

14. DISCONTINUED OPERATIONS--INDIVIDUAL LIFE INSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1,000.0 million in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Assets related to and supporting the life policies were transferred to Lincoln and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117.0 million, of which $57.7 million was deferred and was being recognized over approximately 15 years. The remaining portion of the gain was recognized immediately in net income and was largely attributed to access to the agency sales force and brokerage distribution channel. Approximately $5.7 million (after tax) of amortization related to the deferred gain was recognized in both 2000 and 1999. During the fourth quarter of 1999, the Company refined certain accrual and tax estimates which had been established in connection with the recording of the deferred gain. As a result, the deferred gain was increased by $12.9 million (after tax) to $65.4 million at December 31, 1999.

    In conjunction with the accounting for the 2000 acquisition of the Aetna Financial Services business, of which the Company is a part, the deferred gain, which was previously part of other liabilities, was written off (Refer to Note 1).

    QUARTERLY DATA (UNAUDITED)

   2002 (Millions)                 First   Second  Third    Fourth
   Total Revenue                   $363.5  $351.3  $349.8  $   310.8
   -----------------------------------------------------------------
   Income (loss) from continuing
     operations before income
     taxes                           44.1   39.3    (23.1)      25.8
   Income tax expense (benefit)      15.2   12.9     (9.9)       0.4
   Income (loss) from continuing
     operations                      28.9   26.4    (13.2)      25.4
   -----------------------------------------------------------------
   Cumulative effect of change in
     accounting principle              --     --       --   (2,412.1)
   -----------------------------------------------------------------
   Net income (loss)               $ 28.9  $26.4   $(13.2) $(2,386.7)
   -----------------------------------------------------------------

   2001 (Millions)                 First   Second  Third    Fourth
   Total Revenue                   $395.5  $411.9  $387.2  $   340.4
   -----------------------------------------------------------------
   Income (loss) from continuing
     operations before income
     taxes                           64.3   95.0     68.9      (40.9)
   Income tax expense (benefit)      28.2   39.1     27.1       (7.0)
   -----------------------------------------------------------------
   Income from continuing
     operations                      36.1   55.9     41.8      (33.9)
   -----------------------------------------------------------------
   Net (loss)                      $ 36.1  $55.9   $ 41.8  $   (33.9)
   -----------------------------------------------------------------

FORM NO. SAI.75996-03                                         ILIAC ED. MAY 2003